UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:  811-3919

Name of Registrant: Vanguard STAR Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31

Date of reporting period: January 31, 2012

Item 1: Schedule of Investments

Vanguard STAR Fund

Schedule of Investments
As of January 31, 2012

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (43.6%)
Vanguard Windsor II Fund Investor Shares	74,185,380	1,982,975
Vanguard Windsor Fund Investor Shares	79,481,539	1,081,744
Vanguard US Growth Fund Investor Shares	44,512,843	858,208
Vanguard PRIMECAP Fund Investor Shares	13,167,349	856,536
Vanguard Morgan Growth Fund Investor Shares	45,309,488	852,271
Vanguard Explorer Fund Investor Shares	6,998,728	535,333
		6,167,067
International Stock Funds (18.8%)
Vanguard International Value Fund	46,568,501	1,329,531
Vanguard International Growth Fund Investor Shares	75,109,127	1,328,680
		2,658,211
Bond Funds (37.6%)
Vanguard Long-Term Investment Grade Fund Investor Shares	172,486,039	1,811,103
Vanguard GNMA Fund Investor Shares	158,317,964	1,755,746
Vanguard Short-Term Investment-Grade Fund Investor Shares	163,579,172	1,755,205
		5,322,054
Total Investment Companies (Cost $11,045,728)		14,147,332
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.096% (Cost $1,363)	1,363,296	1,363

Total Investments (100.0%) (Cost $11,047,091)		14,148,695
Other Assets and Liabilities-Net (0.0%)		611
Net Assets (100%)		14,149,306

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

STAR Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At January 31, 2012, 100% of the market value of the fund's investments was based on Level 1 inputs.

C. At January 31, 2012, the cost of investment securities for tax purposes was $11,047,091,000. Net unrealized appreciation of investment securities for tax purposes was $3,101,604,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Total International Stock Index Fund

Schedule of Investments
As of January 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)[1]
Argentina (0.0%)
Siderar SAIC Class A	30	—

Australia (6.0%)
BHP Billiton Ltd.	11,852,752	469,468
Commonwealth Bank of Australia	5,752,784	309,101
Westpac Banking Corp.	11,183,641	250,706
Australia & New Zealand Banking Group Ltd.	9,702,559	220,687
National Australia Bank Ltd.	8,123,831	205,625
Wesfarmers Ltd.	3,713,088	119,370
Woolworths Ltd.	4,490,866	118,133
Rio Tinto Ltd.	1,609,416	118,082
Newcrest Mining Ltd.	2,715,779	97,207
Woodside Petroleum Ltd.	2,340,375	84,945
Westfield Group	8,102,006	73,100
CSL Ltd.	1,939,872	64,005
Origin Energy Ltd.	3,931,440	57,361
Telstra Corp. Ltd.	16,061,833	56,770
Santos Ltd.	3,486,634	49,776
QBE Insurance Group Ltd.	4,035,360	49,125
AMP Ltd.	10,398,948	47,164
Suncorp Group Ltd.	4,740,643	42,279
Brambles Ltd.	5,465,292	42,176
Orica Ltd.	1,339,797	35,203
Macquarie Group Ltd.	1,284,173	34,740
Amcor Ltd.	4,533,508	33,876
Stockland	8,796,494	31,375
Iluka Resources Ltd.	1,547,184	30,066
Westfield Retail Trust	10,685,709	28,639
Transurban Group	4,818,481	28,083
AGL Energy Ltd.	1,707,191	26,432
Coca-Cola Amatil Ltd.	2,096,047	25,707
QR National Ltd.	6,316,978	24,894
Fortescue Metals Group Ltd.	4,611,441	24,675
Insurance Australia Group Ltd.	7,691,209	23,765
GPT Group	6,469,812	21,218
WorleyParsons Ltd.	715,051	20,683
ASX Ltd.	645,522	20,548
Incitec Pivot Ltd.	5,987,717	20,395
Asciano Ltd.	3,605,375	17,982
Goodman Group	25,928,364	17,632
Dexus Property Group	17,877,416	16,893
Mirvac Group	12,603,479	16,522
Sonic Healthcare Ltd.	1,359,122	16,210
Lend Lease Group	1,996,570	15,580
Crown Ltd.	1,750,701	15,036
OZ Minerals Ltd.	1,202,662	13,922
Leighton Holdings Ltd.	558,481	13,875
Campbell Brothers Ltd.	248,523	13,719
Computershare Ltd.	1,637,085	13,286

	Toll Holdings Ltd.	2,488,446	13,199
	Cochlear Ltd.	209,067	13,163
	Tatts Group Ltd.	4,881,171	13,149
	CFS Retail Property Trust	6,798,862	12,389
	James Hardie Industries SE	1,622,346	12,207
	Alumina Ltd.	8,943,979	12,159
	Metcash Ltd.	2,818,946	12,085
	Bendigo and Adelaide Bank Ltd.	1,346,199	11,842
	Boral Ltd.	2,715,113	11,640
^	APA Group	1,970,394	10,033
	Ramsay Health Care Ltd.	481,291	9,704
*	Echo Entertainment Group Ltd.	2,525,146	9,692
	Commonwealth Property Office Fund	9,063,294	9,335
	Atlas Iron Ltd.	2,790,254	9,169
^,* Lynas Corp. Ltd.		6,337,420	8,906
	Treasury Wine Estates Ltd.	2,404,321	8,871
	UGL Ltd.	616,622	8,774
	Sims Metal Management Ltd.	546,931	8,772
	Challenger Ltd.	1,744,729	8,194
	TABCORP Holdings Ltd.	2,554,077	7,890
	DUET Group	4,026,717	7,740
	Ansell Ltd.	484,452	7,652
*	Qantas Airways Ltd.	4,155,174	6,947
	Investa Office Fund	10,183,603	6,863
	Caltex Australia Ltd.	496,667	6,707
*	PanAust Ltd.	1,776,855	6,606
^	Fairfax Media Ltd.	8,332,126	6,545
2	Spark Infrastructure Group	4,614,188	6,537
^	Charter Hall Office REIT	1,717,263	6,475
	Monadelphous Group Ltd.	273,502	6,382
	Beach Energy Ltd.	4,045,581	6,345
	Seek Ltd.	1,107,845	6,189
	Boart Longyear Ltd.	1,623,937	6,060
*	Downer EDI Ltd.	1,573,331	6,030
^	Bank of Queensland Ltd.	736,616	5,923
	GrainCorp Ltd.	683,700	5,694
	Adelaide Brighton Ltd.	1,743,570	5,492
	Primary Health Care Ltd.	1,711,580	5,406
	SP AusNet	5,274,593	5,404
^	David Jones Ltd.	1,962,167	5,393
*	Paladin Energy Ltd.	2,729,650	5,335
	BlueScope Steel Ltd.	12,326,689	5,293
*	Perseus Mining Ltd.	1,694,599	5,148
*	Regis Resources Ltd.	1,214,242	5,123
	Aquarius Platinum Ltd.	1,756,090	4,941
^	JB Hi-Fi Ltd.	367,950	4,923
	Myer Holdings Ltd.	2,166,293	4,918
	Bradken Ltd.	589,157	4,908
	Australian Infrastructure Fund	2,261,998	4,822
	Mineral Resources Ltd.	364,691	4,700
^	Harvey Norman Holdings Ltd.	1,991,787	4,355
	Aristocrat Leisure Ltd.	1,589,038	4,181
	DuluxGroup Ltd.	1,341,384	4,057
	CSR Ltd.	1,860,286	4,047
*	Sundance Resources Ltd.	8,856,438	4,045
^,* Aurora Oil & Gas Ltd.		1,288,608	4,017
	Sydney Airport	1,396,541	3,958

*	Aquila Resources Ltd.	620,054	3,957
	OneSteel Ltd.	5,019,930	3,943
^	carsales.com Ltd.	766,668	3,906
	SAI Global Ltd.	736,834	3,869
	Newcrest Mining Ltd. ADR	107,626	3,866
	IOOF Holdings Ltd.	647,815	3,848
*	Resolute Mining Ltd.	1,765,842	3,832
	Transfield Services Ltd.	1,765,159	3,747
^	Flight Centre Ltd.	182,511	3,739
	Hastings Diversified Utilities Fund	1,618,598	3,577
	Mount Gibson Iron Ltd.	2,349,369	3,524
*	Karoon Gas Australia Ltd.	640,321	3,516
	Charter Hall Retail REIT	1,015,231	3,508
	Kingsgate Consolidated Ltd.	429,590	3,492
	Ausdrill Ltd.	906,772	3,423
	Seven West Media Ltd.	926,248	3,403
	Independence Group NL	795,972	3,331
	Invocare Ltd.	395,415	3,128
	Medusa Mining Ltd.	526,387	3,022
	Perpetual Ltd.	140,462	3,016
*	Nufarm Ltd.	619,835	2,997
	Goodman Fielder Ltd.	5,378,100	2,996
	Iress Market Technology Ltd.	406,054	2,994
	AWE Ltd.	1,875,355	2,984
*	Aston Resources Ltd.	292,017	2,968
*	Extract Resources Ltd.	319,970	2,906
	BWP Trust	1,485,985	2,751
^	Western Areas NL	469,200	2,747
*	St. Barbara Ltd.	1,106,428	2,745
	Sigma Pharmaceuticals Ltd.	4,300,607	2,742
^	Platinum Asset Management Ltd.	749,601	2,703
	Super Retail Group Ltd.	428,310	2,677
	REA Group Ltd.	191,494	2,660
	Australand Property Group	960,848	2,651
*	Austar United Communications Ltd.	2,089,286	2,635
	NRW Holdings Ltd.	807,676	2,595
	Emeco Holdings Ltd.	2,349,879	2,555
*	Macquarie Atlas Roads Group	1,517,077	2,548
*	Transpacific Industries Group Ltd.	2,858,256	2,543
*	Silver Lake Resources Ltd.	637,152	2,480
	Qube Logistics Holdings Ltd.	1,570,869	2,473
^,* Mesoblast Ltd.		356,061	2,440
	Southern Cross Media Group Ltd.	1,977,009	2,436
	Spotless Group Ltd.	949,462	2,421
	Envestra Ltd.	3,020,903	2,419
*	Coalspur Mines Ltd.	1,270,725	2,419
*	Gloucester Coal Ltd.	271,063	2,389
	Cardno Ltd.	368,182	2,341
	Pacific Brands Ltd.	3,530,782	2,322
*	Evolution Mining Ltd.	1,199,023	2,309
	Fleetwood Corp. Ltd.	177,368	2,295
*	Sandfire Resources NL	292,070	2,271
*	Intrepid Mines Ltd.	1,677,797	2,265
	Mermaid Marine Australia Ltd.	734,769	2,263
	GWA Group Ltd.	871,319	2,213
*	Discovery Metals Ltd.	1,315,541	2,157
^	GUD Holdings Ltd.	266,449	2,127

	Ten Network Holdings Ltd.	2,233,901	2,087
*	Flinders Mines Ltd.	6,663,380	2,087
	Navitas Ltd.	681,354	2,083
	ARB Corp. Ltd.	238,723	2,082
^,* Gindalbie Metals Ltd.		3,109,646	2,062
*	Integra Mining Ltd.	3,114,886	1,969
*	Energy World Corp. Ltd.	2,604,335	1,947
^,* Coal of Africa Ltd.		1,824,908	1,930
	Cabcharge Australia Ltd.	399,363	1,918
*	Senex Energy Ltd.	2,295,179	1,910
	Abacus Property Group	977,639	1,901
	FKP Property Group	2,773,818	1,867
	Acrux Ltd.	513,234	1,859
*	Beadell Resources Ltd.	2,322,644	1,834
	Charter Hall Group	789,014	1,790
*	Linc Energy Ltd.	1,200,419	1,762
	Consolidated Media Holdings Ltd.	594,947	1,690
	Premier Investments Ltd.	322,093	1,666
*	Mirabela Nickel Ltd.	1,705,154	1,662
*	Cudeco Ltd.	430,571	1,636
*	Ivanhoe Australia Ltd.	812,331	1,625
*	Mineral Deposits Ltd.	266,410	1,608
	Wotif.com Holdings Ltd.	386,652	1,606
	TPG Telecom Ltd.	990,223	1,577
	iiNET Ltd.	487,502	1,552
^,* Bathurst Resources Ltd.		2,217,684	1,551
	Imdex Ltd.	678,781	1,547
	McMillan Shakespeare Ltd.	155,268	1,531
*	Gryphon Minerals Ltd.	1,103,720	1,524
^	Billabong International Ltd.	746,452	1,485
	Decmil Group Ltd.	565,336	1,445
*	Saracen Mineral Holdings Ltd.	1,574,098	1,436
	Multiplex SITES Trust	17,511	1,432
*	Macmahon Holdings Ltd.	2,019,035	1,413
	Automotive Holdings Group	674,894	1,397
	SMS Management & Technology Ltd.	252,562	1,354
	Industrea Ltd.	1,099,855	1,327
	Ardent Leisure Group	1,172,524	1,314
	Miclyn Express Offshore Ltd.	617,394	1,272
*	Ramelius Resources Ltd.	1,125,308	1,241
*	Pharmaxis Ltd.	1,180,983	1,231
	FlexiGroup Ltd.	566,209	1,207
	APN News & Media Ltd.	1,541,430	1,191
	Troy Resources Ltd.	241,513	1,185
*	Australian Agricultural Co. Ltd.	800,118	1,180
*	Energy Resources of Australia Ltd.	674,687	1,104
	Sims Metal Management Ltd. ADR	66,577	1,065
	M2 Telecommunications Group Ltd.	310,648	1,055
*	Indophil Resources NL	2,716,714	1,021
	Skilled Group Ltd.	548,645	1,021
*	Nexus Energy Ltd.	4,517,471	1,007
	Challenger Diversified Property Group	1,931,719	1,004
*	Silex Systems Ltd.	436,532	996
	Reject Shop Ltd.	84,604	988
	Forge Group Ltd.	167,737	970
	Panoramic Resources Ltd.	688,566	964
	Ausenco Ltd.	304,330	946

*	Roc Oil Co. Ltd.	2,619,273	944
	STW Communications Group Ltd.	988,512	933
*	Focus Minerals Ltd.	15,535,728	921
	Aspen Group	1,865,495	900
*	Cockatoo Coal Ltd.	2,197,832	896
*	Endeavour Mining Corp.	348,300	895
	Salmat Ltd.	341,044	873
*	Kingsrose Mining Ltd.	570,212	852
^,* Horizon Oil Ltd.		3,343,966	850
*	Kagara Ltd.	2,282,838	834
	Programmed Maintenance Services Ltd.	377,110	820
	Hills Holdings Ltd.	735,247	806
*	Dart Energy Ltd.	1,723,585	795
	Infigen Energy	2,567,247	763
*	Northern Iron Ltd.	942,376	760
	BT Investment Management Ltd.	372,726	736
	Sedgman Ltd.	362,190	731
*	Ampella Mining Ltd.	487,303	724
	Austal Ltd.	331,204	713
	Challenger Infrastructure Fund Class A	589,804	705
*	Rex Minerals Ltd.	420,897	701
*	Tiger Resources Ltd.	1,624,393	699
*	Elemental Minerals Ltd.	529,920	691
	Grange Resources Ltd.	1,111,539	690
*	Alkane Resources Ltd.	680,687	682
^,* Guildford Coal Ltd.		765,597	682
	Austin Engineering Ltd.	143,174	676
^,* Arafura Resources Ltd.		1,260,470	668
	Clough Ltd.	834,621	612
*	Perilya Ltd.	1,400,774	610
*	Metminco Ltd.	2,908,192	586
	Mincor Resources NL	702,742	555
	Tassal Group Ltd.	384,016	521
*	Elders Ltd.	2,000,036	510
*	Biota Holdings Ltd.	567,712	494
	OrotonGroup Ltd.	56,516	480
^,* Murchison Metals Ltd.		1,025,433	473
	Alesco Corp. Ltd.	349,829	471
*	Molopo Energy Ltd.	709,157	459
	Astro Japan Property Group	205,611	448
*	Kangaroo Resources Ltd.	2,896,535	415
	Aditya Birla Minerals Ltd.	433,441	409
*	Brockman Resources Ltd.	174,182	396
	Matrix Composites & Engineering Ltd.	117,877	391
*	Gunns Ltd.	3,024,191	386
	MACA Ltd.	182,832	357
^,* White Energy Co. Ltd.		730,701	353
	OM Holdings Ltd.	869,620	351
	Redflex Holdings Ltd.	174,822	334
	CSG Ltd.	602,839	333
	Customers Ltd.	307,317	277
*	Metals X Ltd.	1,132,161	264
*	Jupiter Mines Ltd.	906,088	236
*	Aspire Mining Ltd.	571,623	230
*	Deep Yellow Ltd.	1,661,126	203
*	Bandanna Energy Ltd.	259,783	184
*	Moly Mines Ltd.	501,728	170

*	Nkwe Platinum Ltd.	532,924	139
	Gunns Ltd.	3,440	138
			3,777,293
Austria (0.2%)
	OMV AG	606,610	19,906
	Erste Group Bank AG	700,599	15,435
	Telekom Austria AG	1,228,187	14,331
	Andritz AG	144,901	13,457
	Voestalpine AG	407,799	13,404
	IMMOFINANZ AG	3,431,460	11,053
	Verbund AG	253,433	6,888
	Raiffeisen Bank International AG	180,612	6,164
	Vienna Insurance Group AG Wiener Versicherung Gruppe	141,647	6,116
	Wienerberger AG	425,188	4,903
	Oesterreichische Post AG	121,507	3,967
	Lenzing AG	39,407	3,609
	Schoeller-Bleckmann Oilfield Equipment AG	40,747	3,425
	Atrium European Real Estate Ltd.	743,790	3,418
	Strabag SE	107,872	3,167
	Conwert Immobilien Invest SE	259,768	2,810
*	CA Immobilien Anlagen AG	268,841	2,622
	Mayr Melnhof Karton AG	24,801	2,333
	Zumtobel AG	104,806	1,909
	EVN AG	134,749	1,812
	RHI AG	77,783	1,788
	Semperit AG Holding	37,623	1,608
	Flughafen Wien AG	41,289	1,521
	Kapsch TrafficCom AG	18,919	1,507
*,2 AMAG Austria Metall AG		48,893	1,089
*	S IMMO AG	165,211	946
	Palfinger AG	42,790	923
	Rosenbauer International AG	13,699	691
	BWT AG	28,412	556
*	Intercell AG	166,441	513
	Austria Technologie & Systemtechnik AG	40,257	464
			152,335
Belgium (0.7%)
	Anheuser-Busch InBev NV	2,962,968	180,153
	Solvay SA Class A	218,762	21,648
	Groupe Bruxelles Lambert SA	297,266	21,551
	Delhaize Group SA	375,306	20,461
	Umicore SA	419,899	19,560
	Belgacom SA	562,657	17,582
	Ageas	8,131,393	16,948
	UCB SA	373,148	15,200
	KBC Groep NV	593,039	11,306
	Colruyt SA	282,686	10,707
	Telenet Group Holding NV	211,740	8,385
	Ackermans & van Haaren NV	86,812	6,978
^	NV Bekaert SA	141,999	5,792
	Cofinimmo	48,427	5,673
	Mobistar SA	110,936	5,555
	Nyrstar	557,657	5,219
	D'ieteren SA NV	84,078	4,188
	Elia System Operator SA NV	100,210	3,811
	Befimmo SCA Sicafi	52,512	3,553

	Gimv NV	63,022	3,076
	Tessenderlo Chemie NV	83,201	2,843
*	ThromboGenics NV	99,534	2,310
	EVS Broadcast Equipment SA	44,219	2,175
	Barco NV	38,900	2,107
	Warehouses De Pauw SCA	41,236	2,022
	Sipef SA	22,746	1,849
	Cie d'Entreprises CFE	26,453	1,419
	Melexis NV	82,620	1,231
	Kinepolis Group NV	16,148	1,198
	Cie Maritime Belge SA	51,784	1,176
*	RHJ International	257,015	1,169
*	AGFA-Gevaert NV	605,615	1,094
*	Galapagos NV	78,123	1,073
	Arseus NV	63,831	890
*	Dexia SA	2,001,758	881
*	KBC Ancora	112,063	880
	Econocom Group	38,761	781
	Intervest Offices & Warehouses	27,649	702
	Exmar NV	84,120	628
	Wereldhave Belgium NV	6,564	587
	Ion Beam Applications	71,583	565
*	Euronav NV	71,888	456
^,* Ablynx NV		113,279	435
	Recticel SA	58,936	404
	Leasinvest Real Estate SCA	4,680	394
*	Devgen	44,839	304
*	Deceuninck NV	200,118	281
	Roularta Media Group NV	11,273	234
	Hamon & CIE SA	6,533	158
			417,592
Brazil (3.5%)
	Petroleo Brasileiro SA Prior Pfd.	7,899,769	111,091
	Petroleo Brasileiro SA ADR Type A	3,803,464	106,231
	Itau Unibanco Holding SA ADR	4,747,368	94,757
	Petroleo Brasileiro SA	5,977,789	92,069
	Vale SA Class B ADR	3,769,915	91,270
	Vale SA Prior Pfd.	3,623,200	88,527
	Petroleo Brasileiro SA ADR	2,504,712	76,519
	Itau Unibanco Holding SA Prior Pfd.	3,673,600	73,842
	Banco Bradesco SA Prior Pfd.	3,679,588	66,128
	Vale SA	2,434,400	62,281
	Banco Bradesco SA ADR	3,378,517	60,408
	Vale SA Class B SP ADR	2,376,181	60,117
	Itausa - Investimentos Itau SA Prior Pfd.	8,518,193	55,774
	Cia de Bebidas das Americas Prior Pfd.	1,452,568	53,208
	Cia de Bebidas das Americas ADR	1,321,445	48,087
	BM&FBovespa SA	7,184,378	45,190
*	OGX Petroleo e Gas Participacoes SA	4,770,400	45,187
	Banco do Brasil SA	2,115,121	32,916
	BRF - Brasil Foods SA	1,452,400	28,762
	Cielo SA	903,609	26,919
	Ultrapar Participacoes SA	1,205,123	24,383
	CCR SA	3,260,512	22,692
	Redecard SA	1,238,310	22,325
	Banco Santander Brasil SA ADR	2,113,759	19,278
	BRF - Brasil Foods SA ADR	958,908	19,207

Souza Cruz SA	1,403,500	18,267
Telefonica Brasil SA Prior Pfd.	637,163	17,742
Gerdau SA Prior Pfd.	1,798,200	17,136
Bradespar SA Prior Pfd.	839,100	16,891
PDG Realty SA Empreendimentos e Participacoes	4,151,772	16,824
BR Malls Participacoes SA	1,486,054	16,220
Lojas Renner SA	453,598	15,317
Cia Energetica de Minas Gerais Prior Pfd.	723,737	14,651
Cia Siderurgica Nacional SA ADR	1,403,189	14,411
Cia Energetica de Minas Gerais ADR	696,058	14,088
Natura Cosmeticos SA	633,900	13,576
Cia Siderurgica Nacional SA	1,297,700	13,555
^ Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	313,824	13,372
Gerdau SA ADR	1,385,278	13,160
Telefonica Brasil SA ADR	464,301	12,926
Metalurgica Gerdau SA Prior Pfd. Class A	1,009,500	12,133
Tim Participacoes SA	2,079,584	11,545
Lojas Americanas SA Prior Pfd.	1,172,148	11,331
Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	1,688,000	11,323
Cia Energetica de Sao Paulo Prior Pfd.	579,325	10,876
CETIP SA - Balcao Organizado de Ativos e Derivativos	702,914	10,842
Cia Hering	450,553	10,831
* JBS SA	2,857,922	10,452
Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,099,735	10,184
Centrais Eletricas Brasileiras SA Prior Pfd.	687,900	10,079
All America Latina Logistica SA	1,641,473	9,442
Embraer SA ADR	319,158	8,751
Tractebel Energia SA	477,800	8,297
Diagnosticos da America SA	858,000	8,250
MRV Engenharia e Participacoes SA	1,068,484	8,225
CPFL Energia SA	532,300	7,860
Banco do Estado do Rio Grande do Sul Prior Pfd.	671,689	7,735
Klabin SA Prior Pfd.	1,664,400	7,716
Cosan SA Industria e Comercio	454,700	7,357
Cia de Saneamento Basico do Estado de Sao Paulo ADR	110,915	7,308
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Prior Pfd.	352,300	7,301
Totvs SA	407,900	7,013
EDP - Energias do Brasil SA	295,000	6,872
Localiza Rent a Car SA	415,702	6,826
Centrais Eletricas Brasileiras SA	655,800	6,737
Cia de Saneamento Basico do Estado de Sao Paulo	199,600	6,665
BR Properties SA	591,200	6,446
Usinas Siderurgicas de Minas Gerais SA	649,900	6,301
Hypermarcas SA	1,030,880	6,266
Anhanguera Educacional Participacoes SA	457,245	6,150
* Tim Participacoes SA ADR	207,108	5,975
Raia Drogasil SA	674,081	5,594
Multiplan Empreendimentos Imobiliarios SA	243,228	5,568
Cia Paranaense de Energia ADR	238,656	5,463
AES Tiete SA Prior Pfd.	380,000	5,439
Odontoprev SA	322,548	5,391
Embraer SA	769,300	5,310
Duratex SA	923,181	5,173
Porto Seguro SA	427,200	5,078
* HRT Participacoes em Petroleo SA	18,361	4,813
Amil Participacoes SA	470,000	4,705
Cia de Saneamento de Minas Gerais-COPASA	210,622	4,664

Tele Norte Leste Prior Pfd.	484,000	4,654
Braskem SA Prior Pfd.	518,600	4,642
TAM SA Prior Pfd.	211,183	4,518
EcoRodovias Infraestrutura e Logistica SA	614,031	4,323
* MMX Mineracao e Metalicos SA	903,391	4,245
Marcopolo SA Prior Pfd.	931,834	4,224
Sul America SA	408,600	4,116
Light SA	259,900	4,082
Iochpe-Maxion SA	240,415	4,059
Fibria Celulose SA ADR	468,362	3,742
Telemar Norte Leste SA Prior Pfd.	141,400	3,642
Cia de Transmissao de Energia Electrica Paulista Prior Pfd.	115,000	3,637
Tele Norte Leste ADR	377,725	3,547
Rossi Residencial SA	654,876	3,538
Brasil Telecom SA Prior Pfd.	549,120	3,504
Centrais Eletricas Brasileiras SA ADR	343,134	3,503
Brookfield Incorporacoes SA	961,415	3,379
Cia Paranaense de Energia Prior Pfd.	138,500	3,214
* Kroton Educacional SA	271,636	3,203
Cia Brasileira de Distribuicao Grupo Pao de Acucar Prior Pfd.	70,773	2,957
Gafisa SA	1,068,410	2,917
Arezzo Industria e Comercio SA	166,798	2,791
Mills Estruturas e Servicos de Engenharia SA	223,700	2,776
Suzano Papel e Celulose SA Prior Pfd.	648,050	2,745
Estacio Participacoes SA	239,629	2,725
Banco Santander Brasil SA	290,800	2,696
Brasil Telecom SA ADR	141,008	2,645
Santos Brasil Participacoes SA	170,561	2,633
Confab Industrial SA Prior Pfd.	795,784	2,605
Iguatemi Empresa de Shopping Centers SA	121,600	2,590
CPFL Energia SA ADR	86,649	2,569
Randon Participacoes SA Prior Pfd.	465,405	2,480
Fibria Celulose SA	303,675	2,477
Even Construtora e Incorporadora SA	591,500	2,438
Tele Norte Leste	211,000	2,404
* LLX Logistica SA	1,145,733	2,341
Aliansce Shopping Centers SA	278,788	2,330
Marfrig Alimentos SA	493,252	2,264
Brasil Insurance Participacoes e Administracao SA	196,430	2,226
Centrais Eletricas Brasileiras SA ADR	139,958	2,049
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao
S.A	163,958	2,019
Tecnisa SA	376,549	2,004
Brasil Brokers Participacoes SA	487,600	1,903
Fleury SA	144,618	1,891
Helbor Empreendimentos SA	138,507	1,847
Contax Participacoes SA Prior Pfd.	141,369	1,845
LPS Brasil Consultoria de Imoveis SA	99,900	1,839
Sao Martinho SA	157,550	1,818
Gol Linhas Aereas Inteligentes SA Prior Pfd.	252,600	1,738
Ez Tec Empreendimentos e Participacoes SA	169,179	1,718
Grendene SA	351,323	1,709
B2W Cia Global Do Varejo	286,343	1,708
SLC Agricola SA	183,764	1,683
Cia Energetica do Ceara Prior Pfd.	83,747	1,626
Eternit SA	302,120	1,570
Restoque Comercio e Confeccoes de Roupas SA	93,457	1,529

TAM SA ADR	66,610	1,443
Equatorial Energia SA	199,836	1,407
Gafisa SA ADR	255,100	1,383
Banco ABC Brasil SA Prior Pfd.	190,900	1,373
Tegma Gestao Logistica	90,100	1,366
* Centrais Eletricas de Santa Catarina SA Prior Pfd.	69,650	1,357
* Magazine Luiza SA	226,251	1,298
Sonae Sierra Brasil SA	94,270	1,289
Banco Daycoval SA Prior Pfd.	221,345	1,234
* Banco Panamericano SA Prior Pfd.	296,900	1,154
JSL SA	265,068	1,114
Banco Industrial e Comercial SA Prior Pfd.	246,000	1,098
* Abril Educacao SA	78,500	1,060
JHSF Participacoes SA	314,465	1,021
Autometal SA	124,000	987
Saraiva SA Livreiros Editores Prior Pfd.	78,543	950
* Technos SA	105,616	934
Cremer SA	103,330	929
* T4F Entretenimento SA	120,088	863
TPI - Triunfo Participacoes e Investimentos SA	171,649	861
* Log-in Logistica Intermodal SA	192,228	827
Eucatex SA Industria e Comercio Prior Pfd.	205,792	823
Cia Ferro Ligas da Bahia - Ferbasa Prior Pfd.	160,143	799
* Brazil Pharma SA	160,000	797
Gol Linhas Aereas Inteligentes SA ADR	115,300	796
* Tempo Participacoes SA	290,551	698
* General Shopping Brasil SA	93,862	695
* Viver Incorporadora e Construtora SA	574,773	688
Rodobens Negocios Imobiliarios SA	101,545	622
Banco Pine SA Prior Pfd.	82,007	617
Braskem SA ADR	32,850	592
Industrias Romi SA	147,794	556
* Refinaria de Petroleos de Manguinhos SA	787,481	523
* Fertilizantes Heringer SA	77,564	508
Minerva SA	167,840	506
* IdeiasNet SA	283,957	466
Parana Banco SA Prior Pfd.	70,700	457
* Vanguarda Agro SA	2,178,400	449
Jereissati Participacoes SA Prior Pfd.	559,167	438
* Kepler Weber SA	2,890,300	380
Forjas Taurus SA Prior Pfd.	358,895	357
Cia Providencia Industria e Comercio SA	94,684	334
Profarma Distribuidora de Produtos Farmaceuticos SA	41,300	281
Camargo Correa Desenvolvimento Imobiliario SA	113,485	259
Positivo Informatica SA	72,700	242
Inepar SA Industria e Construcoes Prior Pfd.	178,200	238
* Plascar Participacoes Industriais SA	206,986	229
* Unipar Participacoes SA Prior Pfd.	1,247,800	221
* Banco Panamericano SA Prior Pfd. Rights Exp. 5/2/2012	361,514	159
Trisul SA	90,383	148
* Lupatech SA	59,300	143
		2,169,437
Canada (8.6%)
Royal Bank of Canada	5,302,700	276,955
Toronto-Dominion Bank	3,280,300	253,670
Bank of Nova Scotia	4,007,241	205,937
Suncor Energy Inc.	5,809,190	200,109

Barrick Gold Corp.	3,688,660	181,950
Canadian Natural Resources Ltd.	4,049,496	160,413
Potash Corp. of Saskatchewan Inc.	3,158,754	147,999
Goldcorp Inc.	2,981,650	144,221
Canadian National Railway Co.	1,663,003	125,434
^ Bank of Montreal	2,136,800	124,219
Canadian Imperial Bank of Commerce	1,472,995	112,013
TransCanada Corp.	2,595,038	106,757
Enbridge Inc.	2,715,504	102,180
Cenovus Energy Inc.	2,783,374	101,569
Teck Resources Ltd. Class B	2,146,257	91,013
Manulife Financial Corp.	6,604,469	77,130
Brookfield Asset Management Inc. Class A	2,065,525	62,685
Rogers Communications Inc. Class B	1,523,400	58,569
Imperial Oil Ltd.	1,095,800	52,216
Encana Corp.	2,712,510	51,967
* Valeant Pharmaceuticals International Inc.	1,050,809	50,890
Yamana Gold Inc.	2,746,250	47,519
Kinross Gold Corp.	4,201,500	47,475
Agrium Inc.	582,125	46,926
Silver Wheaton Corp.	1,304,242	46,527
Talisman Energy Inc.	3,811,390	45,537
National Bank of Canada	599,500	44,973
Canadian Pacific Railway Ltd.	625,352	44,598
Canadian Oil Sands Ltd.	1,788,190	44,335
Sun Life Financial Inc.	2,141,968	42,916
^ Crescent Point Energy Corp.	911,600	41,693
BCE Inc.	944,721	38,516
First Quantum Minerals Ltd.	1,758,500	38,513
Thomson Reuters Corp.	1,390,767	38,199
Penn West Petroleum Ltd.	1,736,250	37,835
Nexen Inc.	1,949,580	34,940
Cameco Corp.	1,459,972	33,868
Shoppers Drug Mart Corp.	804,800	33,309
Magna International Inc.	805,912	33,291
Power Corp. of Canada	1,285,400	31,254
Eldorado Gold Corp.	2,021,600	30,625
Husky Energy Inc.	1,222,219	29,852
Fairfax Financial Holdings Ltd.	73,400	29,793
TELUS Corp. Class A	550,339	29,501
* Research In Motion Ltd.	1,737,218	28,968
Tim Hortons Inc.	591,267	28,812
SNC-Lavalin Group Inc.	556,210	28,640
Intact Financial Corp.	477,300	28,142
Shaw Communications Inc. Class B	1,371,600	27,221
ARC Resources Ltd.	1,055,300	25,585
Baytex Energy Corp.	430,257	24,733
Bombardier Inc. Class B	5,296,100	24,508
Power Financial Corp.	912,100	24,324
Pacific Rubiales Energy Corp.	952,500	23,967
Agnico-Eagle Mines Ltd.	623,699	23,382
Great-West Lifeco Inc.	1,053,200	23,234
IAMGOLD Corp.	1,384,262	23,096
Fortis Inc.	686,200	22,851
Franco-Nevada Corp.	481,000	21,731
Saputo Inc.	527,200	21,473
* MEG Energy Corp.	461,800	20,799

Metro Inc. Class A	373,000	20,363
Canadian Utilities Ltd. Class A	321,700	19,366
IGM Financial Inc.	429,900	19,208
Canadian Tire Corp. Ltd. Class A	289,090	18,527
* New Gold Inc.	1,573,600	18,424
Finning International Inc.	631,600	17,253
* CGI Group Inc. Class A	843,293	17,031
* Ivanhoe Mines Ltd.	1,049,578	16,926
^ Pembina Pipeline Corp.	620,000	16,584
Brookfield Office Properties Inc.	932,200	16,093
TransAlta Corp.	783,800	15,915
Enerplus Corp.	664,595	15,841
Vermilion Energy Inc.	337,800	15,497
* Osisko Mining Corp.	1,272,200	15,175
Loblaw Cos. Ltd.	414,700	15,054
Viterra Inc.	1,378,800	14,837
* SXC Health Solutions Corp.	230,024	14,558
Alimentation Couche Tard Inc. Class B	456,040	13,849
Pengrowth Energy Corp.	1,321,300	13,243
* Athabasca Oil Sands Corp.	1,117,700	13,031
Inmet Mining Corp.	192,980	12,895
CI Financial Corp.	581,650	12,512
Keyera Corp.	264,417	12,384
George Weston Ltd.	190,334	12,359
Bank of Montreal	211,176	12,274
^ RioCan REIT	471,600	12,219
Centerra Gold Inc.	606,500	12,007
TELUS Corp.	212,800	11,995
Onex Corp.	346,600	11,995
Bonavista Energy Corp.	530,700	11,983
Provident Energy Ltd.	1,005,350	11,250
* Tourmaline Oil Corp.	447,788	10,843
* Quadra FNX Mining Ltd.	710,900	10,663
* Open Text Corp.	209,814	10,634
TMX Group Inc.	246,300	10,530
CAE Inc.	951,772	10,498
* Detour Gold Corp.	362,600	10,133
* AuRico Gold Inc.	1,048,233	9,921
* Lundin Mining Corp.	1,955,600	9,888
AltaGas Ltd.	324,700	9,805
Dollarama Inc.	219,800	9,481
Methanex Corp.	345,015	9,394
Gildan Activewear Inc.	429,706	9,351
* Precision Drilling Corp.	898,720	9,223
Veresen Inc.	610,446	9,181
Progressive Waste Solutions Ltd.	402,750	9,146
Peyto Exploration & Development Corp.	462,965	9,110
Trican Well Service Ltd.	545,100	9,068
Alamos Gold Inc.	429,700	8,802
Pan American Silver Corp.	378,200	8,679
Atco Ltd.	142,000	8,453
Industrial Alliance Insurance & Financial Services Inc.	313,356	8,278
Niko Resources Ltd.	169,300	8,272
Ritchie Bros Auctioneers Inc.	349,889	8,246
Groupe Aeroplan Inc.	657,300	8,168
Petrominerales Ltd.	382,557	7,985
* First Majestic Silver Corp.	380,300	7,855

	Bell Aliant Inc.	280,093	7,844
*	Alacer Gold Corp.	821,810	7,778
	HudBay Minerals Inc.	636,600	7,435
	Ensign Energy Services Inc.	474,700	7,385
	Canadian Western Bank	273,750	7,227
*	Novagold Resources Inc.	696,100	7,206
	Progress Energy Resources Corp.	679,800	7,200
*	Tahoe Resources Inc.	345,650	7,156
	Astral Media Inc. Class A	196,610	6,912
	Sherritt International Corp.	1,092,200	6,895
	SEMAFO Inc.	1,009,100	6,743
^	H&R REIT	284,800	6,618
	Trilogy Energy Corp.	204,000	6,358
	Toromont Industries Ltd.	283,200	6,287
	ShawCor Ltd. Class A	211,500	6,286
*	Celestica Inc.	737,800	6,284
	Home Capital Group Inc. Class B	120,900	6,210
^,* Westport Innovations Inc.		148,488	6,166
	Just Energy Group Inc.	507,400	6,077
	West Fraser Timber Co. Ltd.	125,200	6,032
	Empire Co. Ltd. Class A	106,500	6,001
	Corus Entertainment Inc. Class B	288,800	5,999
^	Atlantic Power Corp.	400,765	5,951
*	Celtic Exploration Ltd.	321,600	5,927
*	Paramount Resources Ltd. Class A	171,900	5,915
	Quebecor Inc. Class B	166,200	5,886
*	Legacy Oil & Gas Inc.	473,700	5,872
*	European Goldfields Ltd.	436,900	5,586
	Russel Metals Inc.	218,000	5,398
	Mullen Group Ltd.	278,600	5,362
	MacDonald Dettwiler & Associates Ltd.	121,362	5,346
	Cineplex Inc.	211,921	5,322
	Silvercorp Metals Inc.	638,300	5,258
*	Petrobank Energy & Resources Ltd.	376,900	5,247
	Jean Coutu Group PJC Inc. Class A	391,900	5,229
*	Silver Standard Resources Inc.	300,556	5,180
*	Crew Energy Inc.	373,400	5,102
^	Calloway REIT	190,000	5,088
*	Thompson Creek Metals Co. Inc.	594,600	5,029
*	Gabriel Resources Ltd.	824,900	5,018
*	BlackPearl Resources Inc.	1,040,700	4,982
*	Bankers Petroleum Ltd.	924,600	4,943
	Gibson Energy Inc.	250,820	4,935
	Nevsun Resources Ltd.	738,633	4,854
*	B2Gold Corp.	1,257,600	4,791
	AGF Management Ltd. Class B	300,100	4,705
*	Stantec Inc.	168,300	4,683
^	Canadian REIT	125,300	4,655
	Northland Power Inc.	269,679	4,639
	TransForce Inc.	284,080	4,590
	Major Drilling Group International	273,600	4,584
	Boardwalk REIT	87,500	4,581
^	PetroBakken Energy Ltd. Class A	312,000	4,568
	RONA Inc.	474,100	4,468
	First Capital Realty Inc.	249,400	4,455
^,* Uranium One Inc.		1,732,100	4,422
	Capital Power Corp.	180,500	4,421

^,* Birchcliff Energy Ltd.		324,700	4,342
	Dundee Corp. Class A	179,181	4,323
*	Minefinders Corp.	302,000	4,274
*	Canfor Corp.	363,000	4,247
*	Kirkland Lake Gold Inc.	233,761	4,157
	Laurentian Bank of Canada	89,800	4,138
	Maple Leaf Foods Inc.	362,750	4,012
	NAL Energy Corp.	544,800	3,950
	Davis & Henderson Corp.	216,550	3,857
*	Rubicon Minerals Corp.	874,274	3,741
^	Dundee REIT	111,000	3,705
^,* Pretium Resources Inc.		226,220	3,700
*	Capstone Mining Corp.	1,061,600	3,663
*	Endeavour Silver Corp.	317,378	3,589
	Enerflex Ltd.	289,049	3,557
	Freehold Royalties Ltd.	169,200	3,512
	CML HealthCare Inc.	335,877	3,484
	North West Co. Inc.	178,980	3,463
^,* Grande Cache Coal Corp.		360,300	3,453
*	Dundee Precious Metals Inc.	361,500	3,393
*	Aurizon Mines Ltd.	598,104	3,328
*	Banro Corp.	681,451	3,317
	Genworth MI Canada Inc.	145,900	3,309
	Canadian Apartment Properties REIT	138,800	3,163
	Primaris Retail REIT	146,800	3,158
	Calfrac Well Services Ltd.	121,900	3,154
	Transcontinental Inc. Class A	244,900	3,138
*	Fortuna Silver Mines Inc.	467,976	3,136
	CCL Industries Inc. Class B	99,000	3,133
	Bonterra Energy Corp.	58,800	3,126
	Pason Systems Inc.	240,800	3,122
*	Torex Gold Resources Inc.	1,318,100	3,089
	Trinidad Drilling Ltd.	450,300	3,013
*	FirstService Corp.	101,746	3,011
	Linamar Corp.	172,400	2,961
	Innergex Renewable Energy Inc.	287,596	2,951
*	Neo Material Technologies Inc.	344,800	2,871
^	Parkland Fuel Corp.	223,500	2,858
	Cogeco Cable Inc.	59,300	2,856
*	Anvil Mining Ltd.	368,058	2,782
*	Argonaut Gold Inc.	325,706	2,748
	Algonquin Power & Utilities Corp.	459,200	2,743
*	Colossus Minerals Inc.	372,100	2,705
*	Harry Winston Diamond Corp.	228,792	2,676
	Wi-Lan Inc.	469,030	2,676
*	Romarco Minerals Inc.	2,163,394	2,675
*	Extorre Gold Mines Ltd.	279,000	2,604
	Reitmans Canada Ltd. Class A	177,630	2,604
*	Taseko Mines Ltd.	714,800	2,602
	Genivar Inc.	99,215	2,600
	Superior Plus Corp.	411,700	2,595
*	Martinrea International Inc.	290,800	2,572
	Manitoba Telecom Services Inc.	80,400	2,546
^	Cominar REIT	117,100	2,532
*	Imperial Metals Corp.	161,200	2,506
	Dorel Industries Inc. Class B	101,400	2,506
*	TransGlobe Energy Corp.	256,864	2,503

	Wajax Corp.	60,014	2,496
*	Secure Energy Services Inc.	290,935	2,475
*	Continental Gold Ltd.	286,561	2,472
*	Guyana Goldfields Inc.	298,500	2,447
*	Cott Corp.	347,300	2,431
*	Flint Energy Services Ltd.	164,800	2,429
*	Avion Gold Corp.	1,577,436	2,407
^,* Seabridge Gold Inc.		118,908	2,403
*	OceanaGold Corp.	935,100	2,387
	Artis REIT	156,500	2,355
	Allied Properties REIT	91,400	2,346
*	Uranium Participation Corp.	392,000	2,346
	Valener Inc.	142,969	2,326
	Aecon Group Inc.	207,200	2,325
*	ATS Automation Tooling Systems Inc.	331,100	2,308
*	Premier Gold Mines Ltd.	396,664	2,294
*	Sabina Gold & Silver Corp.	540,200	2,290
^	Canaccord Financial Inc.	288,000	2,252
^,* Whitecap Resources Inc.		236,379	2,204
*	SouthGobi Resources Ltd.	304,661	2,194
*	Advantage Oil & Gas Ltd.	614,497	2,188
	Newalta Corp.	156,200	2,175
^,* Great Basin Gold Ltd.		1,721,900	2,164
*	San Gold Corp.	1,113,936	2,155
^,* Jaguar Mining Inc.		298,100	2,146
*	Savanna Energy Services Corp.	298,900	2,131
*	Lake Shore Gold Corp.	1,433,800	2,116
*	Paladin Labs Inc.	46,400	2,088
	Killam Properties Inc.	173,500	2,082
*	Denison Mines Corp.	1,186,902	2,036
*	Southern Pacific Resource Corp.	1,233,960	2,031
	Torstar Corp. Class B	234,600	2,026
	Canyon Services Group Inc.	175,281	1,991
^,* Golden Star Resources Ltd.		903,913	1,974
	Canadian Energy Services & Technology Corp.	175,619	1,948
*	Great Canadian Gaming Corp.	226,500	1,943
	Total Energy Services Inc.	115,663	1,940
	Bird Construction Inc.	149,800	1,927
*	Copper Mountain Mining Corp.	356,284	1,855
	Morneau Shepell Inc.	167,900	1,839
	EnerCare Inc.	195,800	1,836
*	China Gold International Resources Corp. Ltd.	561,100	1,802
	GMP Capital Inc.	222,400	1,768
	Morguard REIT	105,500	1,762
*	Bellatrix Exploration Ltd.	374,880	1,742
*	Eastern Platinum Ltd.	3,191,000	1,718
	AG Growth International Inc.	46,800	1,718
	Canfor Pulp Products Inc.	132,066	1,715
*	Fortress Paper Ltd. Class A	43,022	1,691
*	Northern Dynasty Minerals Ltd.	225,202	1,675
*	Alexco Resource Corp.	216,733	1,664
*	Connacher Oil and Gas Ltd.	1,696,500	1,641
*	Gasfrac Energy Services Inc.	239,831	1,591
	Northern Property REIT	50,600	1,578
	Enbridge Income Fund Holdings Inc.	71,316	1,534
	Zargon Oil & Gas Ltd.	103,300	1,504
*	NuVista Energy Ltd.	342,300	1,482

^,* Cline Mining Corp.		738,631	1,481
*	Endeavour Mining Corp.	552,542	1,427
*	International Tower Hill Mines Ltd.	258,950	1,400
*	NGEx Resources Inc.	489,298	1,342
	Liquor Stores N.A. Ltd.	82,620	1,323
^,* Tanzanian Royalty Exploration Corp.		401,165	1,320
	Student Transportation Inc.	191,992	1,312
*	MAG Silver Corp.	157,099	1,307
*	Angle Energy Inc.	239,100	1,302
^,* North American Palladium Ltd.		459,150	1,291
^,* Avalon Rare Metals Inc.		379,371	1,286
*	Exeter Resource Corp.	335,315	1,271
*	Sprott Resource Corp.	325,200	1,268
^,* Mercator Minerals Ltd.		724,700	1,258
*	Atrium Innovations Inc.	103,500	1,218
	Sprott Inc.	172,300	1,177
	Alliance Grain Traders Inc.	61,600	1,157
*	C&C Energia Ltd.	132,900	1,149
^	Extendicare REIT	136,668	1,142
*	Chinook Energy Inc.	757,581	1,111
*	Ivanhoe Energy Inc.	1,063,800	1,103
	Cascades Inc.	242,425	1,088
*	Augusta Resource Corp.	337,745	1,071
*	Keegan Resources Inc.	257,993	1,070
*	High River Gold Mines Ltd.	860,100	1,055
	Churchill Corp. Class A	83,400	1,042
	Capstone Infrastructure Corp.	251,400	1,000
*	5N Plus Inc.	185,800	956
*	Pace Oil & Gas Ltd.	162,100	954
*	Queenston Mining Inc.	185,200	946
*	ACE Aviation Holdings Inc. Class A	87,300	923
	InnVest REIT	185,400	915
*	Guide Exploration Ltd. Class A	339,860	878
*	Norbord Inc.	85,900	853
^,* Pinetree Capital Ltd.		468,000	826
	Gluskin Sheff & Associates Inc.	54,100	814
*	BNK Petroleum Inc.	451,313	801
*	Fairborne Energy Ltd.	304,700	735
*	Labrador Iron Mines Holdings Ltd.	123,510	728
	Aastra Technologies Ltd.	41,900	706
^,* Theratechnologies Inc.		258,400	678
*	Sierra Wireless Inc.	91,860	666
	Longview Oil Corp.	64,818	646
*	Cequence Energy Ltd.	359,598	646
*	Sandvine Corp.	463,800	643
*	Yukon-Nevada Gold Corp.	2,208,000	639
	Sprott Resource Lending Corp.	422,642	624
*	Boralex Inc. Class A	72,400	610
^,* Alterra Power Corp.		1,091,800	566
*	Aura Minerals Inc.	485,358	557
^,* Migao Corp.		146,600	556
*	EXFO Inc.	80,652	509
*	Cardiome Pharma Corp.	208,878	487
*	Questerre Energy Corp. Class A	704,700	485
*	Eco Oro Minerals Corp.	252,400	418
	Perpetual Energy Inc.	383,300	333
*	Open Range Energy Corp.	237,290	293

^,* Corridor Resources Inc.		323,300	293
^,* Sino-Forest Corp.		811,800	282
*	Hanfeng Evergreen Inc.	103,800	258
*	Minera Andes Acquisition Corp.	30,350	179
			5,381,869
Chile (0.4%)
	Empresas COPEC SA	1,675,214	25,043
	Cencosud SA	3,354,991	19,078
	Empresas CMPC SA	4,055,181	16,144
	Sociedad Quimica y Minera de Chile SA Prior Pfd. Class B	231,943	13,590
	Lan Airlines SA	503,525	12,579
	Empresa Nacional de Electricidad SA	8,103,676	12,507
	Enersis SA	33,710,420	12,209
	Banco Santander Chile	151,583,498	11,924
	CAP SA	274,626	11,503
	SACI Falabella	1,323,650	11,321
	Banco de Chile	64,634,537	9,712
	Banco de Credito e Inversiones	116,089	7,413
	Sociedad Quimica y Minera de Chile SA ADR	123,746	7,269
	Banco Santander Chile ADR	88,440	7,208
	ENTEL Chile SA	394,869	7,186
	Colbun SA	26,229,462	6,870
	Empresa Nacional de Electricidad SA ADR	131,905	6,185
	Corpbanca	377,678,949	5,582
	E.CL SA	1,917,958	5,529
	Enersis SA ADR	286,895	5,253
	Cia Cervecerias Unidas SA	418,757	5,245
	AES Gener SA	8,833,662	5,110
	Vina Concha y Toro SA	1,900,085	4,058
	Cia Sud Americana de Vapores SA	19,296,045	3,887
	Sonda SA	1,172,457	3,192
	Administradora de Fondos de Pensiones Provida SA	609,716	2,927
	Parque Arauco SA	1,577,745	2,802
	Inversiones Aguas Metropolitanas SA	1,444,346	2,254
	Besalco SA	1,008,236	1,610
	Salfacorp SA	494,801	1,309
*	AquaChile SA	1,203,124	1,003
	Forus SA	292,054	903
*	Cruz Blanca Salud SA	884,093	903
	Norte Grande SA	75,879,220	889
	Empresas Iansa SA	10,867,632	873
	Masisa SA	6,840,114	694
*	Madeco SA	13,491,386	631
	Multiexport Foods SA	2,242,559	625
	Socovesa SA	1,461,070	553
*	Enjoy SA	2,284,020	479
*	Cia Pesquera Camanchaca SA	4,426,768	405
	Empresas La Polar SA	767,424	341
	Empresas Hites SA	292,551	186
	PAZ Corp. SA	343,260	152
			255,136
China (4.2%)
	China Mobile Ltd.	22,221,500	227,099
	China Construction Bank Corp.	221,828,340	177,055
	Industrial & Commercial Bank of China	224,232,760	156,604
	CNOOC Ltd.	65,945,000	134,343

	PetroChina Co. Ltd.	77,918,000	113,479
	Bank of China Ltd.	246,709,306	105,753
	Tencent Holdings Ltd.	3,725,649	90,974
	China Life Insurance Co. Ltd.	27,467,000	80,625
	China Petroleum & Chemical Corp.	61,982,000	74,788
	China Shenhua Energy Co. Ltd.	12,545,000	55,095
	Ping An Insurance Group Co.	6,341,200	50,149
	China Unicom Hong Kong Ltd.	21,795,694	40,116
	Agricultural Bank of China Ltd.	68,101,870	33,543
	China Merchants Bank Co. Ltd.	14,428,052	31,736
	China Telecom Corp. Ltd.	51,260,000	28,758
^	China Overseas Land & Investment Ltd.	15,045,680	27,915
	Belle International Holdings Ltd.	17,158,000	27,823
	Hengan International Group Co. Ltd.	2,718,500	24,257
	Bank of Communications Co. Ltd.	26,962,150	21,555
	China Pacific Insurance Group Co. Ltd.	6,434,338	21,369
	Tingyi Cayman Islands Holding Corp.	7,208,000	21,027
	Want Want China Holdings Ltd.	21,942,500	20,330
	China Coal Energy Co. Ltd.	15,101,000	18,916
	Dongfeng Motor Group Co. Ltd.	9,968,000	18,626
	Lenovo Group Ltd.	22,970,000	18,374
	China Citic Bank Corp. Ltd.	27,515,446	17,517
	Yanzhou Coal Mining Co. Ltd.	7,250,000	17,299
^	Anhui Conch Cement Co. Ltd.	4,545,500	15,314
	China Communications Construction Co. Ltd.	16,450,000	15,288
	China Resources Enterprise Ltd.	4,408,000	15,188
	China Merchants Holdings International Co. Ltd.	4,090,000	13,583
^	China Resources Land Ltd.	7,584,000	13,362
	PICC Property & Casualty Co. Ltd.	9,902,400	13,005
	Jiangxi Copper Co. Ltd.	5,103,000	12,946
	Kunlun Energy Co. Ltd.	8,200,000	12,913
^	China National Building Material Co. Ltd.	10,628,000	12,807
^	China Minsheng Banking Corp. Ltd.	13,774,300	12,713
	China Mengniu Dairy Co. Ltd.	4,518,000	12,089
	China Resources Power Holdings Co. Ltd.	6,111,600	11,928
	Inner Mongolia Yitai Coal Co. Class B	2,229,613	11,339
	Beijing Enterprises Holdings Ltd.	1,885,000	10,920
^	Zijin Mining Group Co. Ltd.	22,289,000	9,788
	China Oilfield Services Ltd.	5,710,000	9,309
^	Evergrande Real Estate Group Ltd.	19,508,883	9,219
	Citic Pacific Ltd.	4,711,000	9,011
	Guangzhou Automobile Group Co. Ltd.	8,285,883	8,988
^	GCL-Poly Energy Holdings Ltd.	26,010,000	8,926
^	GOME Electrical Appliances Holding Ltd.	37,557,980	8,906
^,* Brilliance China Automotive Holdings Ltd.		8,302,000	8,874
^,* Sun Art Retail Group Ltd.		7,075,000	8,605
^	China Yurun Food Group Ltd.	5,089,413	8,416
	COSCO Pacific Ltd.	6,006,000	8,349
	ENN Energy Holdings Ltd.	2,740,000	8,324
^	Weichai Power Co. Ltd.	1,488,800	7,973
	Kingboard Chemical Holdings Ltd.	2,238,000	7,705
	Huaneng Power International Inc.	11,994,000	7,267
^	Aluminum Corp. of China Ltd.	14,722,000	7,171
^	Sinopharm Group Co. Ltd.	2,868,400	6,801
^	Country Garden Holdings Co. Ltd.	15,315,000	6,573
^	Sino-Ocean Land Holdings Ltd.	12,780,500	6,557
^	Great Wall Motor Co. Ltd.	3,763,000	6,452

1

	Shanghai Industrial Holdings Ltd.	2,018,000	6,432
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	4,771,222	6,401
	Parkson Retail Group Ltd.	5,264,000	6,300
	Longfor Properties Co. Ltd.	4,749,000	6,237
^	Shimao Property Holdings Ltd.	5,992,000	6,163
	Air China Ltd.	7,650,000	6,091
^,* Byd Co. Ltd.		1,928,000	6,028
^	ZTE Corp.	2,202,582	5,983
^	Tsingtao Brewery Co. Ltd.	1,106,000	5,975
^	Golden Eagle Retail Group Ltd.	2,542,000	5,821
	China Longyuan Power Group Corp.	7,615,000	5,784
	Zhaojin Mining Industry Co. Ltd.	3,181,500	5,710
^	Agile Property Holdings Ltd.	5,108,000	5,677
	Shandong Weigao Group Medical Polymer Co. Ltd.	6,044,000	5,568
^	China COSCO Holdings Co. Ltd.	9,543,000	5,419
	China Everbright Ltd.	3,240,000	5,291
*	China Taiping Insurance Holdings Co. Ltd.	2,858,000	5,277
	China Vanke Co. Ltd. Class B	4,816,392	5,266
	Guangdong Investment Ltd.	9,098,000	5,266
	China Railway Group Ltd.	14,742,000	5,258
	China Resources Cement Holdings Ltd.	7,265,845	5,231
	China Gas Holdings Ltd.	11,154,000	5,188
	Soho China Ltd.	7,752,500	5,085
^,* Alibaba.com Ltd.		4,615,500	4,962
	China Agri-Industries Holdings Ltd.	6,083,000	4,932
	China BlueChemical Ltd.	6,482,000	4,918
	Shanghai Electric Group Co. Ltd.	10,596,000	4,865
	China Railway Construction Corp. Ltd.	7,444,800	4,827
*	Chongqing Rural Commercial Bank	8,536,000	4,827
^	Huabao International Holdings Ltd.	6,994,000	4,757
^	CSR Corp. Ltd.	7,185,000	4,726
^	Renhe Commercial Holdings Co. Ltd.	39,417,635	4,671
	China Shanshui Cement Group Ltd.	6,159,000	4,511
	Jiangsu Expressway Co. Ltd.	4,514,000	4,490
	Digital China Holdings Ltd.	2,651,000	4,370
	Daphne International Holdings Ltd.	3,346,000	4,314
	Shougang Fushan Resources Group Ltd.	10,720,000	4,304
^	Intime Department Store Group Co. Ltd.	3,544,000	4,297
^	Zhongsheng Group Holdings Ltd.	2,119,000	4,231
	Nine Dragons Paper Holdings Ltd.	6,195,669	4,170
	Wumart Stores Inc.	2,018,000	4,167
^	Geely Automobile Holdings Ltd.	14,095,000	4,161
	China State Construction International Holdings Ltd.	5,184,000	4,104
*	Far East Horizon Ltd.	4,183,000	4,010
^	China Communications Services Corp. Ltd.	8,973,600	3,996
	Yingde Gases	3,429,500	3,944
	Zhuzhou CSR Times Electric Co. Ltd.	1,733,000	3,818
	Dah Chong Hong Holdings Ltd.	2,964,000	3,757
^	Poly Hong Kong Investments Ltd.	7,537,000	3,744
^	Datang International Power Generation Co. Ltd.	11,202,000	3,737
*	Semiconductor Manufacturing International Corp.	70,319,000	3,706
	Zhejiang Expressway Co. Ltd.	5,270,000	3,692
^	Dongfang Electric Corp. Ltd.	1,250,200	3,691
	Fosun International Ltd.	5,960,500	3,628
	Beijing Capital International Airport Co. Ltd.	6,938,000	3,597
^	Guangzhou R&F Properties Co. Ltd.	3,547,200	3,469
^,* China ZhengTong Auto Services Holdings Ltd.		3,309,000	3,456

^,* China Southern Airlines Co. Ltd.		6,616,000	3,404
	Shui On Land Ltd.	9,728,699	3,382
	Yuexiu Property Co. Ltd.	19,584,000	3,353
	China Shipping Development Co. Ltd.	4,682,000	3,251
^	Anta Sports Products Ltd.	3,221,000	3,235
	Franshion Properties China Ltd.	13,132,000	3,195
^	China Resources Gas Group Ltd.	2,216,000	3,191
^	Hengdeli Holdings Ltd.	8,212,000	3,155
*	Haier Electronics Group Co. Ltd.	3,066,000	3,153
^	International Mining Machinery Holdings Ltd.	2,809,000	3,075
	BBMG Corp.	4,023,500	3,058
*	Shanghai Pharmaceuticals Holding Co. Ltd.	1,846,700	3,056
	Sany Heavy Equipment International Holdings Co. Ltd.	3,459,000	3,031
	AviChina Industry & Technology Co. Ltd.	6,488,000	3,007
	Sinopec Shanghai Petrochemical Co. Ltd.	8,442,000	2,991
	Skyworth Digital Holdings Ltd.	6,911,000	2,964
	China Everbright International Ltd.	6,827,000	2,926
	Sino Biopharmaceutical	10,348,000	2,892
^	Dongyue Group	3,462,000	2,886
	China International Marine Containers Group Co. Ltd. Class B	2,363,353	2,873
^,* China Shipping Container Lines Co. Ltd.		12,808,000	2,834
^	Lonking Holdings Ltd.	6,900,000	2,833
^	Angang Steel Co. Ltd.	3,906,000	2,803
*	Minmetals Resources Ltd.	5,808,000	2,739
^,* Beijing Enterprises Water Group Ltd.		9,864,000	2,709
^,* United Energy Group Ltd.		14,114,000	2,622
	Bosideng International Holdings Ltd.	8,842,000	2,540
^	Li Ning Co. Ltd.	2,450,500	2,531
	Harbin Electric Co. Ltd.	2,584,000	2,496
^	China Zhongwang Holdings Ltd.	6,128,400	2,488
^	Metallurgical Corp. of China Ltd.	10,663,000	2,484
	Lee & Man Paper Manufacturing Ltd.	5,926,000	2,418
^	China High Speed Transmission Equipment Group Co. Ltd.	4,529,000	2,398
^	Ajisen China Holdings Ltd.	2,075,000	2,392
^	Minth Group Ltd.	2,186,000	2,356
	Sihuan Pharmaceutical Holdings Group Ltd.	6,503,000	2,353
^	New World China Land Ltd.	9,676,000	2,330
	Ports Design Ltd.	1,378,500	2,256
	Shenzhen International Holdings Ltd.	32,862,500	2,244
^	Comba Telecom Systems Holdings Ltd.	3,197,699	2,234
^	China Metal Recycling Holdings Ltd.	1,867,800	2,207
	Sinofert Holdings Ltd.	7,636,000	2,197
	China Molybdenum Co. Ltd.	4,425,000	2,194
	Haitian International Holdings Ltd.	2,027,000	2,117
	China Travel International Inv HK	11,136,000	2,093
	CSG Holding Co. Ltd. Class B	2,715,700	2,091
	Kingboard Laminates Holdings Ltd.	3,832,500	2,050
^	Kingdee International Software Group Co. Ltd.	6,823,600	2,030
^	China Rongsheng Heavy Industries Group Holdings Ltd.	6,381,304	1,996
^	China Lumena New Materials Corp.	10,026,000	1,971
	Shenzhou International Group Holdings Ltd.	1,352,000	1,926
	Vinda International Holdings Ltd.	1,580,000	1,923
	KWG Property Holding Ltd.	4,516,500	1,873
	NVC Lighting Holdings Ltd.	4,554,000	1,871
	Travelsky Technology Ltd.	3,389,000	1,869
	China Shineway Pharmaceutical Group Ltd.	1,293,000	1,866
	China Dongxiang Group Co.	10,970,000	1,824

^,* Hunan Nonferrous Metal Corp. Ltd.		6,114,000	1,795
^,* Hi Sun Technology China Ltd.		6,603,000	1,767
^	China Power International Development Ltd.	6,821,000	1,733
	Shenzhen Investment Ltd.	8,302,000	1,733
	Global Bio-Chem Technology Group Co. Ltd.	7,482,000	1,684
	REXLot Holdings Ltd.	24,125,000	1,641
^	Winsway Coking Coal Holding Ltd.	6,669,000	1,588
*	Kaisa Group Holdings Ltd.	7,740,000	1,566
	First Tractor Co. Ltd.	1,496,000	1,543
^,* China Datang Corp. Renewable Power Co. Ltd.		8,863,000	1,486
	PCD Stores Group Ltd.	9,778,000	1,485
^	China Lilang Ltd.	1,621,000	1,484
^	West China Cement Ltd.	8,832,000	1,468
^	Hopson Development Holdings Ltd.	2,380,000	1,463
	Fufeng Group Ltd.	2,841,000	1,434
*	Citic Resources Holdings Ltd.	9,764,600	1,433
	China Medical System Holdings Ltd.	2,115,000	1,383
	Jiangsu Future Land Co. Ltd. Class B	2,354,600	1,365
	Sinotrans Shipping Ltd.	5,219,000	1,343
^,* China Modern Dairy Holdings Ltd.		5,921,000	1,338
^	Hidili Industry International Development Ltd.	3,587,000	1,338
^	Silver base Group Holdings Ltd.	1,649,000	1,336
^,* China Precious Metal Resources Holdings Co. Ltd.		7,144,000	1,336
	TCC International Holdings Ltd.	3,684,000	1,332
	Asian Citrus Holdings Ltd.	2,437,000	1,327
^	Towngas China Co. Ltd.	2,187,000	1,263
*	Maoye International Holdings Ltd.	5,209,000	1,261
	Anhui Expressway Co.	1,998,000	1,210
	Shougang Concord International Enterprises Co. Ltd.	17,176,000	1,194
	Little Sheep Group Ltd.	1,429,000	1,192
	Xingda International Holdings Ltd.	2,996,000	1,190
*	China Oil and Gas Group Ltd.	14,440,000	1,189
	Yuexiu Real Estate Investment	2,524,000	1,184
^	VODone Ltd.	8,164,000	1,177
	Silver Grant International	5,166,000	1,157
^	China Water Affairs Group Ltd.	3,762,000	1,153
	New World Department Store China Ltd.	1,900,000	1,143
	Sinotrans Ltd.	5,536,000	1,143
	Zhejiang Southeast Electric Power Co. Class B	2,592,600	1,130
	C C Land Holdings Ltd.	5,147,000	1,120
	Cosco International Holdings Ltd.	2,606,000	1,104
*	Anxin-China Holdings Ltd.	5,788,000	1,102
*	BYD Electronic International Co. Ltd.	3,258,500	1,101
^	Phoenix Satellite Television Holdings Ltd.	3,410,000	1,089
^,* Sino Oil And Gas Holdings Ltd.		31,270,000	1,087
	Tong Ren Tang Technologies Co. Ltd.	982,000	1,084
	Greentown China Holdings Ltd.	2,383,000	1,076
	Tianjin Port Development Holdings Ltd.	7,660,000	1,074
*	Tianjin Development Hldgs Ltd.	1,960,000	1,068
^,* Yuanda China Holdings Ltd.		7,666,000	1,057
	Microport Scientific Corp.	2,081,000	1,056
^	361 Degrees International Ltd.	2,643,000	1,055
	China Suntien Green Energy Corp. Ltd.	5,645,000	1,048
^	China South City Holdings Ltd.	7,484,000	1,042
	Yuexiu Transport Infrastructure Ltd.	2,398,000	1,040
^	Billion Industrial Holdings Ltd.	2,140,500	1,037
^	Biostime International Holdings Ltd.	541,500	1,027

	China Wireless Technologies Ltd.	5,624,000	999
	Kingsoft Corp. Ltd.	2,434,000	990
	Tianneng Power International Ltd.	2,222,000	981
	Shenzhen Expressway Co. Ltd.	2,312,000	959
	Luthai Textile Co. Ltd. Class B	1,148,100	939
	Shandong Chenming Paper Holdings Ltd. Class B	1,932,400	937
*	Shanghai Industrial Urban Development Group Ltd.	4,606,000	934
*	China Power New Energy Development Co. Ltd.	19,840,000	932
	Dazhong Transportation Group Co. Ltd. Class B	1,925,400	926
	Hangzhou Steam Turbine Co. Class B	769,730	914
	TCL Communication Technology Holdings Ltd.	1,938,000	890
^	Chongqing Machinery & Electric Co. Ltd.	4,392,000	882
	Xinjiang Xinxin Mining Industry Co. Ltd.	2,745,000	859
^,* Sunac China Holdings Ltd.		3,132,000	854
*	China Rare Earth Holdings Ltd.	3,896,000	852
	AMVIG Holdings Ltd.	1,786,000	850
^,* Tibet 5100 Water Resources Holdings Ltd.		3,625,000	846
*	Chinasoft International Ltd.	2,890,000	844
*	TCL Multimedia Technology Holdings Ltd.	2,294,000	839
	TPV Technology Ltd.	3,248,000	828
*	North Mining Shares Co. Ltd.	22,250,000	816
^	Sparkle Roll Group Ltd.	7,112,000	815
^	XTEP International Holdings	2,474,500	813
*	Sino Union Energy Investment Group Ltd.	13,020,000	813
*	Tech Pro Technology Development Ltd.	2,104,000	811
	Shandong Airlines Co. Ltd.	513,664	802
	Asia Cement China Holdings Corp.	1,650,500	802
	MIE Holdings Corp.	2,670,000	800
*	China Daye Non-Ferrous Metals Mining Ltd.	15,462,000	797
^	Magic Holdings International Ltd.	2,091,600	792
^	China Vanadium Titano - Magnetite Mining Co. Ltd.	3,834,000	789
*	Shanghai Haixin Group Co. Class B	1,818,194	777
^	Real Nutriceutical Group Ltd.	2,255,000	776
	Kingway Brewery Holdings Ltd.	2,494,000	769
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	668,692	767
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	846,120	767
^	Guangzhou Shipyard International Co. Ltd.	857,800	759
^	Beijing Capital Land Ltd.	3,344,000	754
^,* Golden Meditech Holdings Ltd.		5,344,000	743
^	Boshiwa International Holding Ltd.	2,777,000	741
	Qingling Motors Co. Ltd.	2,676,000	738
	Tiangong International Co. Ltd.	3,604,000	728
^	Weiqiao Textile Co.	1,413,500	726
	China Huiyuan Juice Group Ltd.	2,035,500	724
*	Pou Sheng International Holdings Ltd.	5,631,000	704
*	Huangshan Tourism Development Co. Ltd. Class B	578,900	688
^	China SCE Property Holdings Ltd.	3,415,000	682
	Pacific Online Ltd.	1,309,200	675
	Wasion Group Holdings Ltd.	1,660,000	667
^	Chiho-Tiande Group Ltd.	1,176,000	666
	Xinhua Winshare Publishing and Media Co. Ltd.	1,462,000	658
	Hua Han Bio-Pharmaceutical Holdings Ltd.	3,676,800	655
*	Interchina Holdings Co.	10,370,000	654
	China Merchants China Direct Investments Ltd.	466,000	649
	DBA Telecommunication Asia Holdings Ltd.	1,964,000	647
	Fantasia Holdings Group Co. Ltd.	6,190,500	646
	Shandong Chenming Paper Holdings Ltd.	1,337,000	645

^	China Automation Group Ltd.	2,246,000	639
	Livzon Pharmaceutical Inc. Class B	304,511	639
^	Sinopec Kantons Holdings Ltd.	1,102,000	636
	China Haidian Holdings Ltd.	6,132,000	632
	Yip's Chemical Holdings Ltd.	834,000	629
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	509,600	623
*	Goodtop Tin International Holdings Ltd.	5,820,000	622
	Truly International Holdings	3,596,000	620
	Powerlong Real Estate Holdings Ltd.	4,661,000	619
^	China Green Holdings Ltd.	2,190,000	619
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	985,520	616
^	China High Precision Automation Group Ltd.	1,777,000	615
^	Road King Infrastructure Ltd.	1,056,000	615
	China Pharmaceutical Group Ltd.	2,488,000	600
^	Peak Sport Products Co. Ltd.	2,686,000	588
	China National Accord Medicines Corp. Ltd. Class B	315,600	586
*	China Forestry Holdings Co. Ltd.	3,050,000	580
	Shanghai Diesel Engine Co. Ltd. Class B	786,700	577
	Guangzhou Pharmaceutical Co. Ltd.	736,000	576
*	Greatview Aseptic Packaging Co. Ltd.	1,512,000	569
*	Kai Yuan Holdings Ltd.	23,720,000	569
*	Global Energy Resources International Group Ltd.	25,840,000	563
*	China Qinfa Group Ltd.	2,590,000	563
	Foshan Electrical and Lighting Co. Ltd. Class B	742,859	553
^	Shanghai Jin Jiang International Hotels Group Co. Ltd.	4,050,000	553
	Minmetals Land Ltd.	4,984,000	552
	China Aoyuan Property Group Ltd.	4,366,000	551
^	China All Access Holdings Ltd.	2,518,000	551
^	China Singyes Solar Technologies Holdings Ltd.	1,160,000	545
*	Shanghai Highly Group Co. Ltd. Class B	1,091,600	532
^	Xiamen International Port Co. Ltd.	3,478,000	529
^	Regent Manner International Ltd.	2,173,000	524
	Welling Holding Ltd.	3,413,200	523
	China Sanjiang Fine Chemicals Co. Ltd.	1,994,000	522
	Baoye Group Co. Ltd.	1,140,000	521
*	Heng Xin China Holdings Ltd.	6,340,000	515
	Double Coin Holdings Ltd. Class B	945,900	513
	Chaowei Power Holdings Ltd.	1,361,000	511
*	Sinolink Worldwide Holdings Ltd.	6,262,000	509
^	Beijing Jingkelong Co. Ltd.	601,000	507
	Shanghai Prime Machinery Co. Ltd.	2,990,000	501
	China Aerospace International Holdings Ltd.	6,390,000	494
^	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.	1,635,000	490
	MIN XIN Holdings Ltd.	908,000	480
^	Yashili International Holdings Ltd.	3,033,000	478
	Tomson Group Ltd.	1,798,000	475
*	CGN Mining Co. Ltd.	3,885,000	470
^	Yuzhou Properties Co.	1,911,000	468
	Central China Real Estate Ltd.	2,136,736	467
*	Dongjiang Environmental Co. Ltd.	143,200	461
	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	761,560	459
*	Citic 21CN Co. Ltd.	7,978,000	447
	Goldlion Holdings Ltd.	1,154,000	446
	China Corn Oil Co. Ltd.	926,000	445
^,* CITIC Dameng Holdings Ltd.		3,253,000	436
^,* Heng Tai Consumables Group Ltd.		9,790,462	435
*	Nan Hai Corp. Ltd.	96,750,000	424

	Loudong General Nice Resources China Holdings Ltd.	5,388,000	424
^	International Taifeng Holdings Ltd.	1,102,000	423
^	Anton Oilfield Services Group	3,030,000	422
	Qunxing Paper Holdings Co. Ltd.	1,573,000	419
*	Shanghai Dajiang Group Class B	1,319,101	418
^	Lijun International Pharmaceutical Holding Ltd.	3,300,000	417
*	Zhong An Real Estate Ltd.	2,881,000	417
^,* China Kingstone Mining Holdings Ltd.		3,279,000	414
	Wuxi Little Swan Co. Ltd. Class B	350,190	410
^	Solargiga Energy Holdings Ltd.	3,623,000	406
	Shengli Oil & Gas Pipe Holdings Ltd.	3,924,000	404
	China Tontine Wines Group Ltd.	3,560,000	404
	Ju Teng International Holdings Ltd.	3,086,000	402
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	535,800	400
	Jinzhou Port Co. Ltd. Class B	820,600	398
*	BaWang International Group Holding Ltd.	3,256,000	395
	Lingbao Gold Co. Ltd.	894,000	395
	Eastern Communications Co. Ltd. Class B	1,013,400	394
*	Prince Frog International Holdings Ltd.	1,397,000	391
	Guangdong Provincial Expressway Development Co. Ltd. Class B	1,270,700	389
	NetDragon Websoft Inc.	668,508	389
*	Zhengzhou China Resources Gas Co. Ltd.	182,000	387
*	Huadian Energy Co. Ltd. Class B	1,403,400	383
	Shanghai Baosight Software Co. Ltd. Class B	361,290	380
	Shandong Luoxin Pharmacy Stock Co. Ltd.	514,000	379
	Royale Furniture Holdings Ltd.	1,298,000	363
^,* China ITS Holdings Co. Ltd.		2,427,000	362
	Beijing North Star Co. Ltd.	2,086,000	357
	CPMC Holdings Ltd.	744,000	350
*	Honghua Group Ltd.	3,227,000	349
	Great Wall Technology Co. Ltd.	1,532,000	345
*	Winteam Pharmaceutical Group Ltd.	2,086,000	344
*	SVA Electron Co. Ltd. Class B	896,030	344
^	Leoch International Technology Ltd.	1,412,000	340
*	Viva China Holdings Ltd.	22,394,000	340
*	Binhai Investment Co. Ltd.	6,388,000	337
	Dawnrays Pharmaceutical Holdings Ltd.	1,168,000	331
*	China Mining Resources Group Ltd.	22,644,000	330
^	Le Saunda Holdings Ltd.	916,000	326
	Catic Shenzhen Holdings Ltd.	772,000	324
	SRE Group Ltd.	6,694,000	323
*	Asia Energy Logistics Group Ltd.	22,050,000	321
	LK Technology Holdings Ltd.	1,170,000	319
	SYP Glass Group Co. Ltd.	655,200	310
*	AVIC International Holding HK Ltd.	9,592,000	309
^,* Extrawell Pharmaceutical Holdings Ltd.		5,440,000	308
*	Daqing Dairy Holdings Ltd.	1,578,000	305
*	Sino Prosper State Gold Resources Holdings Ltd.	26,940,000	304
	Hainan Meilan International Airport Co. Ltd.	391,000	292
*	SGSB Group Co. Ltd. Class B	701,696	292
^	Hilong Holding Ltd.	1,533,000	286
	SIM Technology Group Ltd.	3,646,000	286
*	SMI Corp. Ltd.	8,872,000	285
^,* O-Net Communications Group Ltd.		1,062,000	284
*	Beijing Properties Holdings Ltd.	5,154,000	282
	HKC Holdings Ltd.	7,900,000	280
	Trauson Holdings Co. Ltd.	882,000	278

*	China Flooring Holding Co. Ltd.	1,431,000	277
*	Century Ginwa Retail Holdings Ltd.	5,548,000	275
^,* Comtec Solar Systems Group Ltd.		1,456,000	266
	Credit China Holdings Ltd.	2,452,000	262
*	Shenzhen International Enterprise Class B	229,100	255
	DaChan Food Asia Ltd.	1,452,000	251
	Dynasty Fine Wines Group Ltd.	1,056,000	250
^,* Youyuan International Holdings Ltd.		996,000	247
*	China Fangda Group Co. Ltd. Class B	863,790	247
	Fiyta Holdings Ltd. Class B	248,720	247
	Tianjin Capital Environmental Protection Group Co. Ltd.	968,000	247
	Trony Solar Holdings Co. Ltd.	1,562,000	245
^,* Mingyuan Medicare Development Co. Ltd.		7,170,000	245
*	CIMC Enric Holdings Ltd.	586,000	241
*	Chongqing Iron & Steel Co. Ltd.	1,532,000	239
*	Richly Field China Development Ltd.	13,280,000	234
	Sunny Optical Technology Group Co. Ltd.	994,000	233
	Lai Fung Holdings Ltd.	9,212,000	229
	Jingwei Textile Machinery	470,000	228
^	Good Friend International Holdings Inc.	468,000	226
^	Boer Power Holdings Ltd.	809,000	225
	Inspur International Ltd.	7,000,000	222
*	Tsann Kuen China Enterprise Co. Ltd. Class B	1,546,900	221
	China Glass Holdings Ltd.	1,258,000	218
	Evergreen International Holdings Ltd.	897,000	217
	China Starch Holdings Ltd.	6,605,000	217
*	Shanghai Erfangji Co. Ltd. Class B	644,000	214
*	Shanghai Lingyun Industries Development Co. Ltd. Class B	560,600	213
*	Hubei Sanonda Co. Ltd. Class B	657,800	212
	Shandong Molong Petroleum Machinery Co. Ltd.	355,200	212
	SinoMedia Holding Ltd.	648,000	209
	Texhong Textile Group Ltd.	858,000	205
*	Hisense Kelon Electrical Holdings Co. Ltd. Class A	1,047,000	204
^,* Xiwang Sugar Holdings Co. Ltd.		1,380,000	203
	Overseas Chinese Town Asia Holdings Ltd.	682,000	197
^	Sijia Group Co.	687,000	197
*	Global Sweeteners Holdings Ltd.	1,690,000	196
	Huangshi Dongbei Electrical Appliance Co. Ltd. Class B	350,390	195
*	Shanghai Zendai Property Ltd.	11,280,000	195
	Besunyen Holdings Co. Ltd.	2,038,000	192
*	PAX Global Technology Ltd.	1,109,000	191
	Shirble Department Stores Holdings China Ltd.	1,836,000	189
*	Da Ming International Holdings Ltd.	976,000	189
*	Jinan Qingqi Motorcycle Co. Class B	636,000	188
*	Shanghai Dingli Technology Development Group Co. Ltd. Class B	333,300	188
	Embry Holdings Ltd.	346,000	187
	Ausnutria Dairy Corp. Ltd.	1,045,000	187
	Shanghai Jinjiang International Travel Co. Ltd. Class B	182,300	187
	Konka Group Co. Ltd. Class B	811,400	186
*	Shijiazhuang Baoshi Electronic Glass Co. Ltd. Class B	274,200	179
*	Jinshan Development & Construction Co. Ltd. Class B	474,400	177
*	Shanghai Potevio Co. Ltd. Class B	345,100	173
	Yantai North Andre Juice Co.	4,955,000	169
*	China Nickel Resources Holding Co. Ltd.	1,950,000	166
	SPG Land Holdings Ltd.	893,000	163
*	China Textile Machinery Class B	347,692	155
*	Nanjing Panda Electronics Co. Ltd.	774,000	153

	Shenzhen Chiwan Petroleum Class B	149,100	153
	China Chengtong Development Group Ltd.	3,802,000	152
*	Shanghai Automation Instrumentation Co. Ltd. Class B	296,100	149
	Anhui Tianda Oil Pipe Co. Ltd.	773,000	149
^,* China Energine International Holdings Ltd.		3,956,000	148
*	Tianjin Marine Shipping Co. Ltd. Class B	497,100	148
	Wafangdian Bearing Co. Ltd. Class B	225,900	147
^	Real Gold Mining Ltd.	1,345,000	145
*	Shanghai Material Trading Co. Ltd. Class B	275,700	144
*	United Gene High-Tech Group Ltd.	17,040,000	143
*	Changchai Co. Ltd. Class B	387,400	143
*	Luoyang Glass Co. Ltd.	716,000	142
	Hefei Meiling Co. Ltd. Class B	336,720	137
	Meike International Holdings Ltd.	1,480,000	130
	Dalian Refrigeration Co. Ltd. Class B	212,500	129
*	China Communication Telecom Services Co. Ltd.	1,433,000	129
*	Shenzhen SEG Co. Ltd. Class B	644,000	126
*	Zhonglu Co. Ltd. Class B	209,800	122
	China Sunshine Paper Holdings Co. Ltd.	1,178,000	108
*	China CBM Group Ltd.	6,700,000	89
*	China Grand Forestry Green Resources Group Ltd.	406,300	38
			2,606,788
Colombia (0.1%)
	BanColombia SA ADR	346,034	21,457
	Ecopetrol SA ADR	218,265	11,147
	Ecopetrol SA	1,690,947	4,297
	Grupo Aval Acciones y Valores Prior Pfd.	6,055,439	4,098
*	Fabricato SA	19,253,146	957
	Almacenes Exito SA	60,779	826
	Grupo de Inversiones Suramericana SA	48,366	814
	Cementos Argos SA	135,002	813
	Corp Financiera Colombiana SA	31,548	601
	Inversiones Argos SA	50,291	466
	Interconexion Electrica SA ESP	62,441	387
			45,863
Czech Republic (0.1%)
	CEZ AS	591,595	23,935
	Komercni Banka AS	55,547	10,643
	Telefonica Czech Republic AS	411,172	8,199
*	Unipetrol AS	272,041	2,420
	Philip Morris CR AS	2,452	1,484
^,* Central European Media Enterprises Ltd. Class A		158,000	1,114
	Pegas Nonwovens SA	33,413	773
	Fortuna Entertainment Group NV	84,483	431
			48,999
Denmark (0.7%)
	Novo Nordisk A/S Class B	1,569,524	186,504
	AP Moeller - Maersk A/S Class B	4,879	35,980
*	Danske Bank A/S	2,411,388	35,147
	Carlsberg A/S Class B	395,983	30,184
	Novozymes A/S	847,417	23,908
	DSV A/S	750,871	15,372
	FLSmidth & Co. A/S	196,711	14,575
	AP Moeller - Maersk A/S Class A	2,037	14,322
	Coloplast A/S Class B	83,386	12,310
	TDC A/S	1,356,246	10,588

^,* Vestas Wind Systems A/S		746,755	8,425
	Chr Hansen Holding A/S	330,086	8,099
	GN Store Nord A/S	772,700	7,837
*	William Demant Holding A/S	85,841	7,115
*	Topdanmark A/S	44,581	6,987
*	Jyske Bank A/S	224,424	6,618
	Tryg A/S	91,166	4,959
	Sydbank A/S	262,821	4,483
^	NKT Holding A/S	87,719	3,321
	Rockwool International A/S Class B	30,684	2,914
^	Pandora A/S	209,441	2,748
	SimCorp A/S	17,501	2,665
	D/S Norden	94,211	2,363
	Royal UNIBREW A/S	34,965	1,993
*	Bang & Olufsen A/S	126,560	1,530
	ALK-Abello A/S	25,260	1,495
^	United International Enterprises	9,950	1,336
	Schouw & Co.	62,032	1,290
	Solar A/S Class B	24,625	1,258
*	Genmab A/S	118,198	932
	East Asiatic Co. Ltd. A/S	40,333	924
*	Bavarian Nordic A/S	97,774	904
	Thrane & Thrane AS	16,299	882
	Dfds A/S	15,092	872
	Auriga Industries Class B	46,982	677
	IC Companys A/S	26,082	472
*	Alm Brand A/S	224,934	380
^,* Greentech Energy Systems AS		95,251	305
*	Amagerbanken A/S	537,565	—
			462,674
Egypt (0.0%)
	Orascom Construction Industries GDR	278,302	11,550
	Orascom Telecom Holding SAE GDR	1,591,123	4,875
*	Orascom Telecom Media And Technology Holding SAE GDR	1,591,123	1,438
*	Talaat Moustafa Group	1,864,744	1,231
*	Egyptian Financial Group-Hermes Holding	598,798	1,181
	Telecom Egypt Co.	431,535	1,072
	Commercial International Bank Egypt SAE	253,786	994
	National Societe Generale Bank SAE	93,499	437
	Egyptian Kuwaiti Holding Co. SAE	367,852	412
	Egyptian Co. for Mobile Services	13,261	230
			23,420
Finland (0.6%)
	Nokia Oyj	13,821,606	69,420
	Sampo Oyj	1,545,712	40,744
	Fortum Oyj	1,643,713	36,145
	Kone Oyj Class B	575,639	31,421
	UPM-Kymmene Oyj	1,938,557	24,924
	Wartsila OYJ Abp	619,763	20,947
	Metso Oyj	471,427	20,623
	Stora Enso Oyj	2,145,269	15,320
	Nokian Renkaat Oyj	404,014	14,464
	Elisa Oyj	516,945	10,886
	Outotec Oyj	167,154	8,831
	Kesko Oyj Class B	246,969	8,729
	YIT Oyj	398,234	7,361

	Orion Oyj Class B	349,623	6,793
	Amer Sports Oyj Class A	433,294	5,503
	Pohjola Bank plc Class A	508,494	5,429
	Neste Oil Oyj	481,509	5,413
	Cargotec Oyj Class B	130,858	4,770
^	Konecranes Oyj	191,782	4,703
	Kemira Oyj	379,576	4,676
^	Sanoma Oyj	300,502	4,062
	Huhtamaki Oyj	317,681	3,888
	Sponda Oyj	874,949	3,750
^	Outokumpu Oyj	442,932	3,643
^	Rautaruukki Oyj	316,128	3,486
	Tieto Oyj	225,152	3,401
^,* Talvivaara Mining Co. plc		584,542	2,897
	Tikkurila Oyj	140,034	2,651
	Ramirent Oyj	233,521	2,428
^	Stockmann OYJ Abp Class B	123,882	2,337
	Citycon Oyj	694,377	2,274
	Uponor Oyj	202,158	2,073
	Lassila & Tikanoja Oyj	123,802	1,853
	Vacon plc	32,292	1,534
^,* M-real Oyj Class B		675,868	1,526
	Raisio plc	451,473	1,455
	Cramo Oyj	94,614	1,340
	Poyry Oyj	136,756	1,120
	Oriola-KD Oyj	424,624	1,101
	PKC Group Oyj	55,694	1,054
	Technopolis plc	199,276	935
	F-Secure Oyj	286,343	775
	HKScan Oyj	90,311	737
^,* Biotie Therapies Oyj		1,007,615	662
	Atria plc Class A	42,185	365
	SRV Group plc	54,428	310
	Ponsse Oy	26,870	258
			399,017
France (5.7%)
	Total SA	7,834,264	415,233
	Sanofi	4,229,958	313,624
	LVMH Moet Hennessy Louis Vuitton SA	937,862	151,937
	BNP Paribas SA	3,565,949	151,677
	Danone	2,155,291	133,338
	Air Liquide SA	1,047,084	132,148
	GDF Suez	4,569,855	124,414
	Schneider Electric SA	1,808,338	112,594
	France Telecom SA	6,849,811	102,975
	AXA SA	6,426,413	97,854
	Vivendi SA	4,602,396	96,557
	L'Oreal SA	887,240	94,510
	Vinci SA	1,664,883	77,461
	Pernod-Ricard SA	733,448	70,553
	Cie de St-Gobain	1,481,007	66,144
	Unibail-Rodamco SE	338,891	65,212
	ArcelorMittal	3,173,745	65,199
	Societe Generale SA	2,436,734	65,142
	Cie Generale d'Optique Essilor International SA	742,310	54,449
	European Aeronautic Defence and Space Co. NV	1,516,410	50,986
	Carrefour SA	2,127,930	48,719

Cie Generale des Etablissements Michelin Class B	663,499	45,526
PPR	280,908	44,358
Technip SA	365,397	34,422
Lafarge SA	743,958	30,440
Renault SA	709,961	30,372
Alstom SA	764,288	29,273
Christian Dior SA	201,644	28,580
Legrand SA	826,882	28,551
Vallourec SA	416,954	28,223
Publicis Groupe SA	530,033	26,714
SES SA	1,106,074	26,160
^ Sodexo	347,831	25,843
Credit Agricole SA	3,690,935	22,809
Bouygues SA	700,205	21,869
EDF SA	891,127	20,578
Cap Gemini SA	547,152	20,004
Safran SA	617,168	19,253
Dassault Systemes SA	223,466	18,550
Casino Guichard Perrachon SA	202,644	18,057
Arkema SA	205,236	16,637
Accor SA	543,333	16,550
Groupe Eurotunnel SA	1,976,853	16,318
SCOR SE	641,033	16,148
Gemalto NV	294,133	15,799
STMicroelectronics NV	2,339,540	15,614
Veolia Environnement SA	1,350,383	15,384
* Alcatel-Lucent	8,584,972	15,157
* Cie Generale de Geophysique - Veritas	531,895	14,888
Bureau Veritas SA	200,950	14,747
Edenred	587,425	14,288
Eutelsat Communications SA	365,933	13,596
Suez Environnement Co.	1,036,707	13,282
Valeo SA	275,635	12,983
Thales SA	376,310	12,895
Zodiac Aerospace	143,617	12,826
Lagardere SCA	436,278	12,432
Klepierre	384,293	11,561
Peugeot SA	566,371	10,480
Natixis	3,401,114	10,477
Aeroports de Paris	128,323	9,486
Societe BIC SA	105,684	9,421
AtoS	182,825	9,204
Wendel SA	120,440	8,979
Neopost SA	123,147	8,707
Iliad SA	70,989	8,585
Gecina SA	81,404	7,785
CNP Assurances	547,504	7,385
Remy Cointreau SA	83,264	7,345
Imerys SA	127,030	7,092
ICADE	86,798	7,084
SEB SA	83,486	6,943
Fonciere Des Regions	100,331	6,638
* JCDecaux SA	249,181	6,334
Ingenico	136,903	5,747
Nexans SA	85,115	5,297
^ Etablissements Maurel et Prom	317,082	5,279
^ Bourbon SA	151,471	5,164

	Eurazeo	117,662	5,134
	Rubis	93,653	5,056
	Societe Television Francaise 1	431,924	4,767
	Havas SA	1,022,395	4,737
	Teleperformance SA	187,594	4,697
	Faurecia	187,048	4,686
	CFAO SA	134,330	4,585
^	Eiffage SA	148,489	4,564
	Mercialys SA	118,876	4,130
	Societe Immobiliere de Location pour l'Industrie et le Commerce	38,947	3,954
	IPSOS	117,057	3,741
	Metropole Television SA	209,143	3,504
	SA des Ciments Vicat	57,225	3,465
	APERAM	165,496	3,401
	Euler Hermes SA	49,909	3,308
^,* Air France-KLM		491,712	3,127
	Orpea	97,816	3,118
	Nexity SA	107,264	3,105
	Ipsen SA	90,366	2,655
	Saft Groupe SA	86,725	2,628
^,* SOITEC		401,892	2,455
*	UBISOFT Entertainment	310,621	2,438
	Virbac SA	17,305	2,423
	Rallye SA	73,268	2,376
^	Eurofins Scientific	28,789	2,320
^	PagesJaunes Groupe	456,914	2,120
	Mersen	62,191	2,106
	Alten Ltd.	74,480	2,062
	Plastic Omnium SA	75,189	1,978
	Ciments Francais SA	25,929	1,916
	Vilmorin & Cie	18,916	1,896
	Faiveley Transport	23,675	1,728
*	Club Mediterranee	86,255	1,728
^,* GameLoft SA		242,524	1,686
*	Altran Technologies SA	356,467	1,685
	Medica SA	104,573	1,683
	Groupe Steria SCA	80,976	1,576
^	Beneteau SA	128,982	1,378
*	Bull	315,834	1,278
	Societe d'Edition de Canal &	219,133	1,236
	Bonduelle S.C.A.	12,653	1,104
^,* Derichebourg SA		293,596	1,085
^,* Artprice.com		15,518	1,058
	FFP	22,138	1,011
	Sechilienne-Sidec	63,669	1,010
	Laurent-Perrier	10,055	1,007
	Societe de la Tour Eiffel	19,250	994
	ABC Arbitrage	113,060	970
	April	57,761	935
	LISI	11,723	905
*	Carmat	6,896	899
	Sopra Group SA	15,488	891
*	Altamir Amboise	103,072	870
	Esso SA Francaise	8,779	859
*	Archos	78,079	839
*	Parrot SA	30,156	817
	Sartorius Stedim Biotech	11,981	808

	Fimalac	20,662	800
^,* Manitou BF SA		35,805	742
	Stallergenes SA	13,286	741
^,* Technicolor SA		242,845	727
^,* Maurel & Prom Nigeria		304,198	716
	Naturex	10,901	697
	Assystem	38,219	689
^,* Transgene SA		54,248	651
	Trigano SA	36,867	637
*	Boursorama	76,300	623
	Boiron SA	21,288	609
*	Euro Disney SCA	95,938	601
	Cie des Alpes	27,658	589
	Pierre & Vacances SA	15,851	576
	Sequana SA	78,424	556
*	Jacquet Metal Service	46,816	549
*	GFI Informatique	146,736	515
^,* Theolia SA		356,060	480
	GL Events	22,940	479
	Tessi SA	5,083	464
	Interparfums SA	19,995	459
	Devoteam SA	29,403	453
	NRJ Group	52,604	437
	Sword Group	25,120	423
	Entrepose Contracting	4,470	421
	Union Financiere de France BQE SA	14,756	387
	Cegid Group	18,060	378
*	Haulotte Group SA	40,761	373
^	Seche Environnement SA	9,879	365
	Audika Groupe	17,969	354
	Societe Internationale de Plantations d'Heveas SA	3,615	351
	Akka Technologies SA	12,767	343
	Affine SA	19,515	335
*	ST Dupont SA	515,374	330
*	Axway Software SA	15,347	302
*	Hi-Media SA	101,595	291
	Maisons France Confort	9,040	262
*	Mauna Kea Technologies	16,109	246
*	LVL Medical Groupe SA	12,687	205
	Vranken - Pommery Monopole	5,904	198
*	Spir Communication	6,326	197
	Groupe Crit	8,459	158
*	Etam Developpement SA	8,068	157
			3,577,203
Germany (5.3%)
^	Siemens AG	3,036,667	286,774
	BASF SE	3,389,853	261,493
	Bayer AG	3,052,038	214,398
	SAP AG	3,395,911	205,325
	Daimler AG	3,334,507	185,076
	Allianz SE	1,677,435	184,918
	Deutsche Bank AG	3,430,528	146,171
	E.ON AG	6,646,628	142,618
	Deutsche Telekom AG	10,368,846	116,820
	Bayerische Motoren Werke AG	1,221,990	104,864
	Linde AG	630,217	100,219
	Volkswagen AG Prior Pfd.	533,929	94,902

	Muenchener Rueckversicherungs AG	662,396	86,382
	RWE AG	1,808,587	69,456
	Adidas AG	772,502	55,816
	Fresenius Medical Care AG & Co. KGaA	770,603	55,094
	Deutsche Post AG	3,128,992	52,177
	Fresenius SE & Co. KGaA	419,203	42,617
*	Deutsche Boerse AG	719,238	42,475
	Henkel AG & Co. KGaA Prior Pfd.	658,934	40,714
	ThyssenKrupp AG	1,424,250	40,601
	Infineon Technologies AG	4,015,763	36,801
	Porsche Automobil Holding SE Prior Pfd.	564,569	34,767
*	Commerzbank AG	13,205,742	31,745
	K&S AG	634,967	30,356
	HeidelbergCement AG	518,640	25,589
	Henkel AG & Co. KGaA	478,314	24,899
	Merck KGaA	237,885	24,857
	MAN SE	235,176	24,810
*	Continental AG	294,213	23,592
	Beiersdorf AG	371,697	22,356
	GEA Group AG	645,594	20,801
	Lanxess AG	305,868	19,999
	Metro AG	477,246	18,421
	Volkswagen AG	108,930	17,668
*	Kabel Deutschland Holding AG	331,917	17,339
	Bilfinger Berger SE	162,546	14,943
*	QIAGEN NV	855,441	13,973
	Brenntag AG	123,220	12,917
	MTU Aero Engines Holding AG	182,793	12,782
	Hannover Rueckversicherung AG	222,354	11,846
	Symrise AG	413,600	11,795
	Deutsche Lufthansa AG	848,972	11,788
	Bayerische Motoren Werke AG Prior Pfd.	191,363	10,926
	Hochtief AG	155,966	10,086
	Rhoen Klinikum AG	457,919	9,511
^,* SGL Carbon SE		182,295	9,217
	Salzgitter AG	143,164	8,580
	Fraport AG Frankfurt Airport Services Worldwide	136,417	8,198
	Rheinmetall AG	147,443	7,932
	Aurubis AG	134,001	7,562
	United Internet AG	392,718	7,353
	Software AG	223,299	7,293
	Suedzucker AG	241,637	7,153
	Axel Springer AG	147,812	6,945
	ProSiebenSat.1 Media AG Prior Pfd.	282,475	6,653
	Wirecard AG	355,948	6,414
	Stada Arzneimittel AG	215,463	6,404
	Celesio AG	317,188	6,125
	Fuchs Petrolub AG Prior Pfd.	130,144	6,034
	Freenet AG	408,272	5,493
	Wincor Nixdorf AG	117,078	5,477
^	Wacker Chemie AG	58,543	5,381
	Gerresheimer AG	110,161	5,232
	Leoni AG	114,300	5,154
	Kloeckner & Co. SE	364,134	5,072
	RWE AG Prior Pfd.	141,307	5,052
	Deutsche Wohnen AG	362,933	4,828
^	Aixtron SE NA	356,051	4,821

	Deutsche Euroshop AG	140,294	4,787
*	Dialog Semiconductor plc	202,280	4,382
*	Aareal Bank AG	181,943	4,160
^,* TUI AG		532,547	3,890
	ElringKlinger AG	125,523	3,778
	Pfeiffer Vacuum Technology AG	34,086	3,512
	Vossloh AG	33,168	3,393
^	Douglas Holding AG	78,628	3,330
^,* Sky Deutschland AG		1,291,215	3,047
	CTS Eventim AG	91,677	2,972
	Hamburger Hafen und Logistik AG	88,563	2,844
	Krones AG	48,517	2,780
	Fuchs Petrolub AG	66,158	2,765
	Rational AG	12,181	2,731
*	Gildemeister AG	177,079	2,651
*	GSW Immobilien AG	85,334	2,646
	Carl Zeiss Meditec AG	117,041	2,474
	GFK SE	55,607	2,473
	Alstria Office REIT-AG	206,583	2,465
	Gerry Weber International AG	68,439	2,326
	Draegerwerk AG & Co. KGaA Prior Pfd.	24,539	2,187
	Bechtle AG	56,098	2,000
*	KUKA AG	93,644	1,992
	Indus Holding AG	67,764	1,942
	Delticom AG	19,336	1,937
*	Morphosys AG	72,234	1,863
	Jungheinrich AG Prior Pfd.	58,230	1,801
	KWS Saat AG	8,545	1,770
	BayWa AG	46,365	1,759
^,* Heidelberger Druckmaschinen AG		781,044	1,742
	GAGFAH SA	325,900	1,643
*	TAG Immobilien AG	208,215	1,635
^	Solarworld AG	320,710	1,610
	Sartorius AG Prior Pfd.	32,759	1,606
	Kontron AG	203,080	1,596
	Drillisch AG	159,766	1,561
*	Deutz AG	219,773	1,495
*	NORMA Group	66,265	1,488
	Duerr AG	26,709	1,366
	Comdirect Bank AG	126,261	1,365
	Sto AG Prior Pfd.	9,551	1,332
	Bertrandt AG	17,595	1,308
	Wacker Neuson SE	87,933	1,296
*	Evotec AG	372,738	1,278
	MLP AG	175,792	1,233
*	IVG Immobilien AG	513,073	1,211
	H&R AG	54,201	1,200
^,* Nordex SE		196,162	1,187
	Bauer AG	37,719	1,175
	Takkt AG	81,611	1,123
*	Stroer Out-of-Home Media AG	63,554	1,038
	Hamborner REIT AG	112,354	1,032
	Sixt AG Prior Pfd.	61,043	1,021
*	Jenoptik AG	144,725	1,013
	Biotest AG Prior Pfd.	19,259	1,001
	Gesco AG	11,181	995
	STRATEC Biomedical AG	23,738	938

*	QSC AG	326,886	936
	Sixt AG	50,160	925
*	SAF-Holland SA	151,651	919
^,* Balda AG		138,599	881
*	KHD Humboldt Wedag International AG	120,623	869
*	Tom Tailor Holding AG	51,561	837
*	ADVA AG Optical Networking	152,189	824
	PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	36,847	813
	Draegerwerk AG & Co. KGaA	12,019	801
	XING AG	13,165	797
*	Grammer AG	40,627	789
	Deutsche Beteiligungs AG	36,345	786
	VTG AG	39,696	768
	DIC Asset AG	99,500	768
*	Singulus Technologies AG	207,494	728
*	Tipp24 SE	16,203	701
*	Suss Microtec AG	70,490	659
*	Prime Office REIT-AG	126,028	638
	Cewe Color Holding AG	14,800	630
^	Asian Bamboo AG	31,667	619
	Nemetschek AG	15,839	579
^	Praktiker AG	182,902	562
	Centrotherm Photovoltaics AG	35,348	535
*	Borussia Dortmund GmbH & Co. KGaA	163,031	517
	CENTROTEC Sustainable AG	31,853	497
^,* zooplus AG		10,009	486
	CropEnergies AG	74,013	483
	Daimler AG (U.S. Shares)	8,542	474
*	Patrizia Immobilien AG	87,054	434
^,* Air Berlin plc		139,124	422
	Homag Group AG	26,658	340
	Elmos Semiconductor AG	27,308	301
	CAT Oil AG	41,536	296
	KSB AG	508	289
*	Constantin Medien AG	146,557	272
	Muehlbauer Holding AG & Co. KGaA	9,567	261
^	OHB AG	15,036	259
	DAB Bank AG	54,063	246
	R Stahl AG	8,026	238
*	Verbio AG	54,229	219
*	Colonia Real Estate AG	40,511	186
			3,312,579
Greece (0.1%)
	Coca Cola Hellenic Bottling Co. SA	677,707	12,565
*	National Bank of Greece SA	3,332,261	11,962
	OPAP SA	839,330	8,594
*	Piraeus Bank SA	4,043,145	3,595
*	Alpha Bank AE	1,765,386	3,482
	Titan Cement Co. SA	203,623	3,397
	Bank of Cyprus plc	3,228,251	3,255
	Hellenic Petroleum SA	290,675	2,193
	Public Power Corp. SA	411,363	2,136
*	Marfin Popular Bank PCL	4,070,913	2,127
	Hellenic Telecommunications Organization SA	523,594	1,936
	JUMBO SA	358,504	1,698
	Motor Oil Hellas Corinth Refineries SA	206,795	1,607
	Hellenic Telecommunications Organization SA ADR	783,954	1,493

* Viohalco	333,538	1,388
* EFG Eurobank Ergasias SA	1,098,815	1,321
* Marfin Investment Group SA	2,407,014	1,317
* Mytilineos Holdings SA	281,723	1,170
* Folli Follie Group	132,970	1,148
Hellenic Exchanges SA	234,775	1,012
Metka SA	101,341	925
Ellaktor SA	393,917	705
* National Bank of Greece SA ADR	183,050	668
Athens Water Supply & Sewage Co. SA	142,518	604
* TT Hellenic Postbank SA	509,250	521
Frigoglass SA	93,202	484
Intralot SA-Integrated Lottery Systems & Services	371,256	403
* Fourlis Holdings SA	146,358	291
Eurobank Properties Real Estate Investment Co.	50,776	252
Terna Energy SA	94,502	172
* Sidenor Steel Products Manufacturing Co. SA	91,272	140
		72,561
Hong Kong (2.0%)
AIA Group Ltd.	31,115,783	103,763
Hutchison Whampoa Ltd.	7,879,980	74,798
Sun Hung Kai Properties Ltd.	5,214,434	72,145
Cheung Kong Holdings Ltd.	5,130,722	69,004
Hong Kong Exchanges and Clearing Ltd.	3,777,561	65,464
CLP Holdings Ltd.	7,117,779	58,240
Li & Fung Ltd.	20,936,225	45,594
Hong Kong & China Gas Co. Ltd.	17,476,316	41,458
Power Assets Holdings Ltd.	5,118,159	36,928
Hang Seng Bank Ltd.	2,823,163	36,389
BOC Hong Kong Holdings Ltd.	13,631,576	35,945
Wharf Holdings Ltd.	5,610,158	31,890
Hang Lung Properties Ltd.	9,048,790	31,070
Link REIT	8,297,044	30,204
* Sands China Ltd.	8,944,664	30,136
Swire Pacific Ltd. Class A	2,669,744	29,671
^ Bank of East Asia Ltd.	5,711,556	23,270
Hang Lung Group Ltd.	3,228,324	20,521
Henderson Land Development Co. Ltd.	3,626,471	19,654
Sino Land Co. Ltd.	10,743,131	17,895
MTR Corp.	5,338,355	17,774
^ Wynn Macau Ltd.	5,706,391	14,575
New World Development Co. Ltd.	13,307,784	14,559
SJM Holdings Ltd.	6,157,726	10,985
Wheelock & Co. Ltd.	3,403,507	10,860
Shangri-La Asia Ltd.	5,227,791	10,850
Kerry Properties Ltd.	2,673,114	10,261
^,*,2 Galaxy Entertainment Group Ltd.	4,635,367	10,052
Cheung Kong Infrastructure Holdings Ltd.	1,712,005	9,730
^ ASM Pacific Technology Ltd.	736,452	9,476
Hysan Development Co. Ltd.	2,364,109	9,285
First Pacific Co. Ltd.	7,919,927	9,055
Cathay Pacific Airways Ltd.	4,344,514	8,592
Yue Yuen Industrial Holdings Ltd.	2,740,799	8,384
NWS Holdings Ltd.	5,000,679	8,098
^ Esprit Holdings Ltd.	4,574,469	6,750
^ VTech Holdings Ltd.	595,800	6,208
Television Broadcasts Ltd.	1,065,000	6,198

	AAC Technologies Holdings Inc.	2,500,000	6,092
	Wing Hang Bank Ltd.	654,880	6,027
^,*	Foxconn International Holdings Ltd.	8,043,714	5,530
	Hopewell Holdings Ltd.	2,098,637	5,479
	Lifestyle International Holdings Ltd.	2,199,101	5,146
	PCCW Ltd.	14,994,452	4,733
^	Techtronic Industries Co.	4,160,500	4,619
	Giordano International Ltd.	5,720,000	4,554
	Orient Overseas International Ltd.	804,603	4,190
^	Luk Fook Holdings International Ltd.	1,118,000	4,117
	Johnson Electric Holdings Ltd.	6,218,000	3,680
	Stella International Holdings Ltd.	1,595,000	3,661
	Champion REIT	9,219,000	3,648
*	G-Resources Group Ltd.	58,347,971	3,605
^	Xinyi Glass Holdings Ltd.	5,908,000	3,492
	Pacific Basin Shipping Ltd.	6,045,000	2,874
	Trinity Ltd.	3,560,000	2,864
	Cafe de Coral Holdings Ltd.	1,250,000	2,855
	Chow Sang Sang Holdings International Ltd.	1,123,000	2,658
	Great Eagle Holdings Ltd.	1,023,000	2,520
	Texwinca Holdings Ltd.	2,298,000	2,519
*	Melco International Development Ltd.	2,943,000	2,483
	SmarTone Telecommunications Holding Ltd.	1,365,500	2,310
^	SA SA International Holdings Ltd.	3,536,000	2,280
	Hutchison Telecommunications Hong Kong Holdings Ltd.	5,522,000	2,255
	Vitasoy International Holdings Ltd.	2,876,000	2,178
^	Hong Kong Aircraft Engineering Co. Ltd.	147,200	2,047
^	Shun Tak Holdings Ltd.	4,252,000	1,799
	Brightoil Petroleum Holdings Ltd.	8,340,000	1,772
	Dah Sing Financial Holdings Ltd.	486,000	1,665
*	Glorious Property Holdings Ltd.	9,622,000	1,537
	Value Partners Group Ltd.	2,613,000	1,531
	Emperor Watch & Jewellery Ltd.	11,960,000	1,521
	Dah Sing Banking Group Ltd.	1,464,000	1,478
	Midland Holdings Ltd.	2,596,000	1,392
	Kingston Financial Group Ltd.	13,626,000	1,387
	Sunlight REIT	4,325,000	1,337
*	Mongolia Energy Corp. Ltd.	14,389,000	1,315
	Kowloon Development Co. Ltd.	1,383,000	1,294
	Singamas Container Holdings Ltd.	5,580,000	1,257
	China Overseas Grand Oceans Group Ltd.	1,318,000	1,219
*	ERA Mining Machinery Ltd.	10,836,000	1,198
*	Sinopoly Battery Ltd.	22,340,000	1,193
^	United Laboratories International Holdings Ltd.	1,858,000	1,172
^	IT Ltd.	1,884,000	1,079
^	K Wah International Holdings Ltd.	3,431,000	968
*	Honbridge Holdings Ltd.	6,440,000	947
^	SOCAM Development Ltd.	912,353	912
	Pacific Textile Holdings Ltd.	1,459,000	900
	Prosperity REIT	4,191,000	886
	Regal REIT	3,240,000	827
^	Man Wah Holdings Ltd.	1,598,000	823
*	CST Mining Group Ltd.	68,848,000	787
	HKR International Ltd.	2,092,800	764
^,*	Sateri Holdings Ltd.	2,628,000	758
	YGM Trading Ltd.	298,000	755
^	Citic Telecom International Holdings Ltd.	3,575,000	750

*	Jinchuan Group International Resources Co. Ltd.	2,834,000	739
^,*	China Financial International Investments Ltd.	10,700,000	731
	City Telecom HK Ltd.	1,279,000	727
^	SITC International Holdings Co. Ltd.	2,780,949	716
	EVA Precision Industrial Holdings Ltd.	3,926,000	704
	Emperor International Holdings	4,363,333	696
	Bonjour Holdings Ltd.	3,878,000	654
	Chong Hing Bank Ltd.	357,000	645
	CSI Properties Ltd.	20,140,000	619
^	Oriental Watch Holdings	1,374,000	618
	Regal Hotels International Holdings Ltd.	1,778,000	611
*	Lai Sun Development	34,937,833	608
	CK Life Sciences International Holdings Inc.	10,716,000	601
	Hutchison Harbour Ring Ltd.	6,762,000	592
*	China Resources and Transportation Group Ltd.	16,400,000	559
*	Pacific Century Premium Developments Ltd.	3,077,000	559
*	China Properties Group Ltd.	1,837,000	554
*	Imagi International Holdings Ltd.	19,120,000	519
^,*	IRC Ltd.	3,464,000	517
*	Ming Fung Jewellery Group Ltd.	8,125,115	512
	Pico Far East Holdings Ltd.	2,464,000	511
	Newocean Energy Holdings Ltd.	2,610,000	498
	Public Financial Holdings Ltd.	1,132,000	489
	Hongkong Chinese Ltd.	2,846,000	485
	Liu Chong Hing Investment	488,000	485
^	Costin New Materials Group Ltd.	959,000	475
	Glorious Sun Enterprises Ltd.	1,496,000	472
^,*	Fook Woo Group Holdings Ltd.	2,620,000	463
*	China WindPower Group Ltd.	11,330,000	460
	Prosperity International Holdings HK Ltd.	7,980,000	452
^	Lee & Man Chemical Co. Ltd.	650,000	444
*	Tom Group Ltd.	4,768,000	442
	Polytec Asset Holdings Ltd.	3,940,000	437
*	Apac Resources Ltd.	9,940,000	435
	Get Nice Holdings Ltd.	10,764,000	430
	Pearl Oriental Oil Ltd.	4,742,000	397
	Pacific Andes International Holdings Ltd.	4,110,000	392
	Dickson Concepts International Ltd.	698,000	388
	Soundwill Holdings Ltd.	315,746	380
*	Titan Petrochemicals Group Ltd.	10,180,000	380
*	eSun Holdings Ltd.	2,622,000	361
	Century City International Holdings Ltd.	4,668,000	337
	Samson Holding Ltd.	2,898,000	336
*	VST Holdings Ltd.	2,108,000	321
	Guotai Junan International Holdings Ltd.	1,168,000	319
^	Goodbaby International Holdings Ltd.	1,066,000	316
	Kosmopolito Hotels International Ltd.	1,827,645	306
	Paliburg Holdings Ltd.	1,022,000	304
*	China LotSynergy Holdings Ltd.	16,368,000	289
*	Sino-Tech International Holdings Ltd.	28,420,000	285
	Chigo Holding Ltd.	11,668,000	269
	Neo-Neon Holdings Ltd.	1,515,500	258
^	Victory City International Holdings Ltd.	2,444,000	252
*	Newton Resources Ltd.	2,244,000	251
	Chen Hsong Holdings	720,000	227
	Shenyin Wanguo HK Ltd.	790,000	227
	Henderson Investment Ltd.	2,951,000	224

	Haitong International Securities Group Ltd.	608,000	216
*	Ruifeng Petroleum Chemical Holdings Ltd.	6,516,000	206
*	HKT Trust and HKT Ltd.	312,248	200
*	Zhuguang Holdings Group Co. Ltd.	1,616,000	193
*	Next Media Ltd.	2,036,000	186
	Richfield Group Holdings Ltd.	3,680,000	185
*	Rising Development Holdings Ltd.	1,392,000	171
	Oriental Press Group	1,474,000	154
*	Dejin Resources Group Co. Ltd.	18,103,120	147
	Sing Tao News Corp. Ltd.	1,026,000	145
*	Sun Innovation Holdings Ltd.	8,150,000	133
*	Tanrich Financial Holdings Ltd.	1,270,000	114
*	Kingboard Chemical Holdings Ltd. Warrants Exp. 10/31/2012	117,650	6
			1,217,704
Hungary (0.1%)
^	OTP Bank plc	880,695	15,799
*	MOL Hungarian Oil and Gas plc	155,954	13,065
	Richter Gedeon Nyrt	51,385	8,454
	Magyar Telekom Telecommunications plc	1,761,670	4,194
	EGIS Pharmaceuticals plc	14,921	1,097
^,* CIG Pannonia Life Insurance plc		176,526	406
			43,015
India (1.6%)
	Infosys Ltd.	1,580,153	86,924
	Reliance Industries Ltd.	4,830,986	79,648
	Housing Development Finance Corp.	4,011,551	56,538
	HDFC Bank Ltd.	4,240,835	41,971
	Tata Consultancy Services Ltd.	1,729,911	39,515
	ITC Ltd.	8,288,111	34,146
	Tata Motors Ltd.	5,534,622	27,187
	Hindustan Unilever Ltd.	3,280,941	25,125
	ICICI Bank Ltd.	1,143,038	20,768
	Larsen & Toubro Ltd.	768,517	20,329
	Axis Bank Ltd.	832,779	18,063
	State Bank of India	408,107	16,972
	Oil & Natural Gas Corp. Ltd.	2,846,151	15,870
	Bharti Airtel Ltd.	2,095,073	15,469
	Mahindra & Mahindra Ltd.	1,137,295	15,466
	Jindal Steel & Power Ltd.	1,374,557	15,017
	HDFC Bank Ltd. ADR	455,915	14,147
	Sun Pharmaceutical Industries Ltd.	1,141,200	12,639
	Coal India Ltd.	1,859,536	12,288
	Hindalco Industries Ltd.	4,070,851	12,024
	Sterlite Industries India Ltd.	4,998,521	11,580
	Wipro Ltd.	1,381,347	11,549
	Bharat Heavy Electricals Ltd.	2,163,518	10,944
	GAIL India Ltd.	1,395,338	10,517
	Bajaj Auto Ltd.	321,110	10,387
	Tata Steel Ltd.	1,131,066	10,286
	Kotak Mahindra Bank Ltd.	1,009,246	10,153
	Infrastructure Development Finance Co. Ltd.	3,551,367	9,532
	Cipla Ltd.	1,211,565	8,573
	Power Grid Corp. of India Ltd.	4,057,033	8,529
	ICICI Bank Ltd. ADR	214,500	7,767
	NTPC Ltd.	2,159,627	7,510
	Tata Power Co. Ltd.	3,569,431	7,486

Ambuja Cements Ltd.	2,264,707	7,360
Dr Reddy's Laboratories Ltd.	200,224	6,838
Adani Enterprises Ltd.	799,421	6,714
Asian Paints Ltd.	107,332	6,500
DLF Ltd.	1,493,252	6,500
Ultratech Cement Ltd.	254,341	6,242
Maruti Suzuki India Ltd.	254,324	6,097
Dr Reddy's Laboratories Ltd. ADR	176,273	6,020
Sesa Goa Ltd.	1,291,570	5,676
Hero Motocorp Ltd.	149,814	5,637
Shriram Transport Finance Co. Ltd.	467,485	5,497
LIC Housing Finance Ltd.	1,043,928	5,290
Lupin Ltd.	539,719	5,177
Jaiprakash Associates Ltd.	3,468,911	4,883
Wipro Ltd. ADR	441,868	4,808
ACC Ltd.	199,164	4,801
JSW Steel Ltd.	333,682	4,712
* Idea Cellular Ltd.	2,415,936	4,651
Reliance Infrastructure Ltd.	407,999	4,409
Adani Ports and Special Economic Zone	1,484,592	4,381
Rural Electrification Corp. Ltd.	1,122,973	4,312
Ranbaxy Laboratories Ltd.	470,863	4,272
Zee Entertainment Enterprises Ltd.	1,629,569	4,211
United Spirits Ltd.	309,372	4,170
* Reliance Power Ltd.	2,040,182	4,163
Reliance Communications Ltd.	1,962,157	3,926
Federal Bank Ltd.	466,186	3,752
Siemens Ltd.	252,382	3,727
Bharat Petroleum Corp. Ltd.	316,028	3,656
Power Finance Corp. Ltd.	988,142	3,388
IndusInd Bank Ltd.	563,751	3,321
Titan Industries Ltd.	797,144	3,265
* Satyam Computer Services Ltd.	2,185,068	3,236
Canara Bank	328,869	3,120
Dabur India Ltd.	1,550,643	2,949
Bank of India	421,896	2,935
Apollo Hospitals Enterprise Ltd.	237,540	2,882
HCL Technologies Ltd.	314,104	2,772
Reliance Capital Ltd.	369,784	2,684
* Unitech Ltd.	4,879,420	2,566
Aditya Birla Nuvo Ltd.	152,536	2,520
State Bank of India GDR	29,819	2,488
Mahindra & Mahindra Financial Services Ltd.	173,857	2,472
United Phosphorus Ltd.	815,362	2,430
Indiabulls Financial Services Ltd.	643,059	2,354
Tata Global Beverages Ltd.	1,067,568	2,321
* GMR Infrastructure Ltd.	3,831,105	2,262
Bharat Forge Ltd.	362,439	2,131
Ashok Leyland Ltd.	3,644,964	2,006
Piramal Healthcare Ltd.	237,784	1,967
Manappuram Finance Ltd.	1,588,305	1,824
* Jubilant Foodworks Ltd.	90,003	1,715
* MAX India Ltd.	460,703	1,512
Indiabulls Real Estate Ltd.	1,006,385	1,444
Indian Hotels Co. Ltd.	1,064,596	1,415
* Suzlon Energy Ltd.	2,496,913	1,409
Jain Irrigation Systems Ltd.	729,483	1,402

* Housing Development & Infrastructure Ltd.	802,773	1,287
Jammu & Kashmir Bank Ltd.	74,855	1,255
Jindal Saw Ltd.	424,455	1,228
Hexaware Technologies Ltd.	673,602	1,151
IFCI Ltd.	1,938,666	1,122
Shree Cement Ltd.	24,347	1,113
Gujarat Mineral Development Corp. Ltd.	307,542	1,113
Aurobindo Pharma Ltd.	478,211	1,110
Sintex Industries Ltd.	674,546	1,095
Thermax Ltd.	108,519	1,072
Strides Arcolab Ltd.	100,710	1,068
Havells India Ltd.	106,947	1,038
Andhra Bank	497,059	1,023
Karur Vysya Bank Ltd.	131,429	994
Emami Ltd.	134,471	959
IRB Infrastructure Developers Ltd.	267,440	943
India Cements Ltd.	574,827	935
Financial Technologies India Ltd.	63,975	932
South Indian Bank Ltd.	1,955,175	911
Britannia Industries Ltd.	99,370	911
Redington India Ltd.	571,742	905
Ruchi Soya Industries Ltd.	473,661	905
Videocon Industries Ltd.	250,963	888
Great Eastern Shipping Co. Ltd.	187,139	879
Gujarat Gas Co. Ltd.	111,402	877
Biocon Ltd.	163,816	877
Amtek Auto Ltd.	399,854	877
* Patni Computer Systems Ltd.	92,905	874
CESC Ltd.	170,012	864
Shree Renuka Sugars Ltd.	1,116,905	857
Monnet Ispat & Energy Ltd.	88,328	855
Indraprastha Gas Ltd.	118,294	855
Eicher Motors Ltd.	25,207	851
Godrej Industries Ltd.	203,827	833
Gujarat Fluorochemicals Ltd.	82,729	814
* Arvind Ltd.	416,477	811
Educomp Solutions Ltd.	183,662	800
Gujarat State Petronet Ltd.	472,069	795
Bata India Ltd.	56,066	778
Hindustan Construction Co.	1,625,559	774
* UTV Software Communications Ltd.	35,737	764
Torrent Pharmaceuticals Ltd.	68,366	763
Indian Overseas Bank	428,944	758
EID Parry India Ltd.	180,804	757
* GVK Power & Infrastructure Ltd.	2,354,823	757
Dewan Housing Finance Corp. Ltd.	158,223	746
Welspun Corp. Ltd.	318,146	742
Gujarat State Fertilisers & Chemicals Ltd.	96,998	735
Bajaj Finance Ltd.	48,417	734
* Pipavav Defence & Offshore Engineering Co. Ltd.	499,387	724
IVRCL Ltd.	712,193	724
Syndicate Bank	370,120	720
Apollo Tyres Ltd.	489,898	716
MRF Ltd.	4,438	709
Punj Lloyd Ltd.	660,498	705
Sobha Developers Ltd.	133,370	702
Cox & Kings Ltd.	198,210	698

EIH Ltd.	388,524	695
Gitanjali Gems Ltd.	110,250	691
NCC Ltd.	593,283	681
Rajesh Exports Ltd.	255,387	680
Areva T&D India Ltd.	194,127	677
PTC India Ltd.	679,840	670
Core Education & Technologies Ltd.	126,524	660
Voltas Ltd.	338,287	659
Raymond Ltd.	95,389	658
Ipca Laboratories Ltd.	107,426	648
Rallis India Ltd.	241,853	639
Maharashtra Seamless Ltd.	93,166	638
Chambal Fertilizers & Chemicals Ltd.	372,084	637
Berger Paints India Ltd.	324,244	634
Gateway Distriparks Ltd.	241,386	634
SKF India Ltd.	51,271	629
Amtek India Ltd.	312,170	626
Bajaj Hindusthan Ltd.	880,127	616
Phoenix Mills Ltd.	167,326	614
UCO Bank	441,959	613
* Lanco Infratech Ltd.	2,003,034	612
Karnataka Bank Ltd.	348,277	609
* Fortis Healthcare India Ltd.	287,682	608
* Wockhardt Ltd.	79,317	606
Tube Investments Of India	248,861	598
McLeod Russel India Ltd.	156,798	595
Anant Raj Industries Ltd.	482,092	592
REI Agro Ltd.	1,981,679	588
India Infoline Ltd.	534,375	577
Pfizer Ltd.	23,666	570
Orissa Minerals Development Co. Ltd.	791	568
Madras Cements Ltd.	239,443	565
Jagran Prakashan Ltd.	283,921	556
* JSW ISPAT Steel Ltd.	2,061,900	551
Infosys Ltd. ADR	9,850	542
Century Textiles & Industries Ltd.	95,938	541
TVS Motor Co. Ltd.	488,005	517
Rolta India Ltd.	317,890	508
TTK Prestige Ltd.	10,454	500
Bayer CropScience Ltd.	30,372	497
Radico Khaitan Ltd.	219,876	496
Abbott India Ltd.	16,727	495
Sundaram Finance Ltd.	42,796	493
CMC Ltd.	26,646	488
* Himachal Futuristic Communications	1,765,189	480
* Tata Teleservices Maharashtra Ltd.	1,488,444	474
* Indiabulls Infrastructure	2,968,835	465
Gruh Finance Ltd.	37,440	451
Alok Industries Ltd.	1,099,570	445
Sunteck Realty Ltd.	71,785	442
SREI Infrastructure Finance Ltd.	654,035	431
NIIT Technologies Ltd.	100,945	426
Gujarat NRE Coke Ltd.	944,054	425
Alstom Projects India Ltd.	62,479	424
Nava Bharat Ventures Ltd.	112,860	417
Shoppers Stop Ltd.	69,205	409
ABG Shipyard Ltd.	51,203	401

Vijaya Bank	355,907	401
* Hathway Cable & Datacom Ltd.	143,463	397
Ballarpur Industries Ltd.	844,181	396
Unichem Laboratories Ltd.	135,309	388
Tata Investment Corp. Ltd.	43,330	384
BASF India Ltd.	37,112	378
Triveni Turbine Ltd.	474,211	375
* Parsvnath Developers Ltd.	304,956	364
Balrampur Chini Mills Ltd.	369,329	364
Bombay Rayon Fashions Ltd.	67,847	358
Edelweiss Financial Services Ltd.	533,487	356
S Kumars Nationwide Ltd.	525,960	353
State Bank of Travancore	32,344	352
Orchid Chemicals & Pharmaceuticals Ltd.	99,237	337
* Sun Pharma Advanced Research Co. Ltd.	194,204	327
VIP Industries Ltd.	140,975	321
HCL Infosystems Ltd.	341,748	320
Supreme Industries Ltd.	88,184	312
Novartis India Ltd.	23,220	308
Prestige Estates Projects Ltd.	199,941	305
BEML Ltd.	28,429	305
State Bank of Bikaner & Jaipur	40,983	301
Greaves Cotton Ltd.	169,824	296
Dena Bank	205,970	282
* Mahanagar Telephone Nigam	448,634	279
Lakshmi Machine Works Ltd.	8,644	277
Tulip Telecom Ltd.	124,890	277
* Uttam Galva Steels Ltd.	186,236	266
Bombay Dyeing & Manufacturing Co. Ltd.	31,098	263
Aban Offshore Ltd.	28,848	260
Kemrock Industries & Exports Ltd.	25,655	259
* Eros International Media Ltd.	63,367	256
Glodyne Technoserve Ltd.	50,846	255
Amara Raja Batteries Ltd.	58,387	255
City Union Bank Ltd.	290,759	254
* Whirlpool of India Ltd.	71,869	253
* Development Credit Bank Ltd.	288,897	251
* Prism Cement Ltd.	286,759	248
Clariant Chemicals India Ltd.	19,759	246
Bajaj Electricals Ltd.	68,698	241
* Jet Airways India Ltd.	47,718	241
Trent Ltd.	13,500	239
SRF Ltd.	42,666	234
Escorts Ltd.	139,878	230
Arrow Webtex Ltd.	147,588	229
Kalpataru Power Transmission Ltd.	107,694	225
MindTree Ltd.	25,295	220
Praj Industries Ltd.	122,701	218
FDC Ltd.	129,761	215
Blue Star Ltd.	61,674	211
Usha Martin Ltd.	332,841	211
* Hindustan Oil Exploration Co. Ltd.	86,584	205
Arshiya International Ltd.	71,369	203
Sterlite Technologies Ltd.	249,505	198
Texmaco Rail & Engineering Ltd.	151,224	197
NIIT Ltd.	231,147	197
Cholamandalam Investment and Finance Co. Ltd.	62,644	194

* Electrosteel Steels Ltd.	1,463,363	192
Navneet Publications India Ltd.	177,002	192
* Oswal Chemicals & Fertilizers	187,811	192
* BF Utilities Ltd.	24,986	189
Punjab & Sind Bank	135,939	187
Zydus Wellness Ltd.	22,259	186
Gujarat Narmada Valley Fertilizers Co. Ltd.	109,481	186
KEC International Ltd.	170,144	184
* Mercator Ltd.	370,865	182
Deepak Fertilizers & Petrochemicals Corp. Ltd.	65,290	182
Tata Motors Ltd. ADR	7,400	178
Graphite India Ltd.	117,261	178
Gammon India Ltd.	169,161	178
Zuari Industries Ltd.	19,189	174
Vardhman Textiles Ltd.	43,714	173
* TV18 Broadcast Ltd.	269,814	170
Uflex Ltd.	62,820	168
Jyothy Laboratories Ltd.	50,569	167
* Smartgrid Automation	194,127	166
Grindwell Norton Ltd.	34,946	166
Hotel Leela Venture Ltd.	238,890	166
* Sterling International Enterprises Ltd.	330,011	166
Jai Corp. Ltd.	101,667	162
Elgi Equipments Ltd.	112,520	160
Persistent Systems Ltd.	23,583	154
* Deccan Chronicle Holdings Ltd.	175,067	153
Orient Paper & Industries Ltd.	146,364	152
Ingersoll-Rand India Ltd.	16,369	151
Monsanto India Ltd.	10,448	151
Rain Commodities Ltd.	208,870	141
* Merck Ltd.	10,931	135
Nagarjuna Fertilizers & Chemicals	283,754	135
Gujarat Industries Power Co. Ltd.	92,501	135
Elder Pharmaceuticals Ltd. Class A	18,882	131
* Asahi India Glass Ltd.	105,677	126
Sundram Fasteners Ltd.	123,635	126
Time Technoplast Ltd.	122,258	121
ICRA Ltd.	5,952	114
* SpiceJet Ltd.	264,169	113
Bilcare Ltd.	25,282	108
* C Mahendra Exports Ltd.	36,566	107
Gokul Refoils & Solvent Ltd.	64,322	104
* DEN Networks Ltd.	66,965	103
HEG Ltd.	25,567	99
Lakshmi Vilas Bank Ltd.	55,693	97
Kwality Dairy India Ltd.	120,290	95
JBF Industries Ltd.	41,998	93
* Sujana Towers Ltd.	561,895	92
* SKS Microfinance Ltd.	51,013	91
* KSK Energy Ventures Ltd.	74,233	90
* Network 18 Media & Investments Ltd.	98,956	82
Electrosteel Castings Ltd.	202,033	79
Sterling Biotech Ltd.	272,385	78
Sterlite Industries India Ltd. ADR	7,400	68
Everonn Education Ltd.	9,923	56
* Hexa Tradex Ltd.	73,926	52
* Jain Irrigation Systems Ltd.	32,150	24

* Vardhman Special Steels Ltd.	8,742	4
		1,026,626
Indonesia (0.7%)
Astra International Tbk PT	7,464,000	65,357
Bank Central Asia Tbk PT	44,989,000	39,951
Bank Rakyat Indonesia Persero Tbk PT	40,528,500	30,785
Telekomunikasi Indonesia Tbk PT	37,175,500	28,341
Bank Mandiri Tbk PT	34,022,624	25,295
United Tractors Tbk PT	6,189,515	19,481
Bumi Resources Tbk PT	57,523,500	16,260
Perusahaan Gas Negara PT	40,281,000	15,085
Semen Gresik Persero Tbk PT	10,922,500	13,712
Gudang Garam Tbk PT	2,115,500	13,387
Unilever Indonesia Tbk PT	5,588,000	12,153
Bank Negara Indonesia Persero Tbk PT	27,181,495	10,912
Adaro Energy Tbk PT	52,820,500	10,722
Indocement Tunggal Prakarsa Tbk PT	5,451,500	10,257
Indofood Sukses Makmur Tbk PT	16,236,000	8,660
Charoen Pokphand Indonesia Tbk PT	27,029,365	7,498
Tambang Batubara Bukit Asam Tbk PT	3,007,500	6,725
Kalbe Farma Tbk PT	17,071,102	6,684
Bank Danamon Indonesia Tbk PT	12,318,609	6,188
Indo Tambangraya Megah TBK PT	1,451,800	5,914
Lippo Karawaci Tbk PT	63,593,000	4,732
Vale Indonesia Tbk	9,158,000	4,066
Astra Agro Lestari Tbk PT	1,450,500	3,318
XL Axiata Tbk PT	6,203,223	3,082
Indosat Tbk PT	4,994,500	3,022
AKR Corporindo Tbk PT	6,510,000	2,638
Aneka Tambang Tbk PT	12,531,500	2,616
Ciputra Development Tbk PT	39,462,500	2,497
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	9,165,000	2,467
Summarecon Agung Tbk PT	17,786,500	2,371
* Bakrie Telecom Tbk PT	82,824,500	2,347
* Energi Mega Persada Tbk PT	106,821,000	2,332
Bhakti Investama Tbk PT	73,499,500	2,201
Trada Maritime Tbk PT	18,789,500	2,003
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	17,278,000	1,970
Media Nusantara Citra Tbk PT	13,065,500	1,960
* Bakrieland Development Tbk PT	124,797,500	1,895
Global Mediacom Tbk PT	15,307,000	1,887
Alam Sutera Realty Tbk PT	34,562,500	1,860
Gajah Tunggal Tbk PT	5,653,000	1,817
* Indosiar Karya Media Tbk PT	5,265,500	1,665
Japfa Comfeed Indonesia Tbk PT	3,656,000	1,664
Holcim Indonesia Tbk PT	6,715,500	1,659
Mitra Adiperkasa Tbk PT	2,589,000	1,638
* Garuda Indonesia Tbk PT	26,355,500	1,609
Timah Tbk PT	7,639,000	1,593
* Bakrie and Brothers Tbk PT	285,539,000	1,585
* Sentul City Tbk PT	57,247,500	1,554
Indika Energy Tbk PT	5,418,000	1,473
* Indah Kiat Pulp & Paper Corp. Tbk PT	10,125,000	1,438
Bank Tabungan Negara Tbk PT	10,138,000	1,351
Medco Energi Internasional Tbk PT	5,193,500	1,340
* Delta Dunia Makmur Tbk PT	18,122,000	1,325
* Benakat Petroleum Energy Tbk PT	48,619,500	1,296

Multistrada Arah Sarana Tbk PT	22,108,000	1,226
Tower Bersama Infrastructure Tbk PT	4,320,500	1,152
Bakrie Sumatera Plantations Tbk PT	35,163,000	1,130
Krakatau Steel Tbk PT	11,675,000	1,114
Surya Semesta Internusa Tbk PT	10,601,000	1,058
Ramayana Lestari Sentosa Tbk PT	12,777,000	1,052
Fajar Surya Wisesa Tbk PT	2,278,500	1,013
Resource Alam Indonesia Tbk PT	1,213,000	935
* Kawasan Industri Jababeka Tbk PT	45,379,000	926
Hexindo Adiperkasa Tbk PT	830,000	885
Citra Marga Nusaphala Persada Tbk PT	4,852,500	884
* Agung Podomoro Land Tbk PT	24,396,000	853
* Pakuwon Jati Tbk PT	9,599,900	843
Bank Bukopin Tbk PT	12,149,166	835
Sampoerna Agro PT	2,367,000	827
* Panin Financial Tbk PT	50,196,000	819
* Barito Pacific Tbk PT	9,552,500	817
BW Plantation Tbk PT	5,823,000	809
Ciputra Property TBK PT	12,657,500	786
Wijaya Karya PT	7,214,000	569
* Berlian Laju Tanker Tbk PT	25,926,000	565
Bisi International PT	5,460,000	551
Tunas Baru Lampung Tbk PT	7,396,500	492
Selamat Sempurna Tbk PT	2,245,500	421
* Darma Henwa Tbk PT	42,227,000	393
* Intiland Development Tbk PT	14,050,500	390
Pembangunan Perumahan Persero PT Tbk	5,998,000	379
Clipan Finance Indonesia Tbk PT	6,542,000	333
* Polychem Indonesia Tbk PT	4,044,000	255
Asahimas Flat Glass Tbk PT	301,000	231
* Buana Listya Tama Tbk PT	24,471,000	226
Elnusa Tbk PT	5,038,000	137
		448,544
Ireland (0.3%)
CRH plc	2,646,174	52,581
* Elan Corp. plc	1,842,247	25,003
Kerry Group plc Class A	520,441	19,138
* Governor & Co. of the Bank of Ireland	94,229,066	14,156
Paddy Power plc	163,011	9,051
DCC plc	305,324	7,376
C&C Group plc	1,236,485	5,089
* Smurfit Kappa Group plc	578,208	4,851
Kingspan Group plc	488,048	4,575
* Ryanair Holdings plc	701,590	3,855
Glanbia plc	490,632	3,094
Grafton Group plc	801,292	2,819
United Drug plc	879,482	2,247
Greencore Group plc	1,331,504	1,311
Irish Continental Group plc	58,683	1,129
WPP plc ADR	13,107	768
FBD Holdings plc	75,393	691
* Aer Lingus	597,539	682
Fyffes plc	1,093,618	550
Total Produce plc	997,393	489
* Independent News & Media plc	1,114,069	321

* Irish Bank Resolution Corp. Ltd.	698,992	—
		159,776
Israel (0.5%)
Teva Pharmaceutical Industries Ltd.	3,470,870	156,708
Israel Chemicals Ltd.	1,637,292	17,089
Bank Leumi Le-Israel BM	4,329,861	14,067
Bank Hapoalim BM	3,884,550	13,491
Bezeq The Israeli Telecommunication Corp. Ltd.	6,536,291	11,291
* NICE Systems Ltd.	221,325	7,938
Israel Corp. Ltd.	8,615	5,220
* Israel Discount Bank Ltd. Class A	2,973,233	4,265
Mizrahi Tefahot Bank Ltd.	456,882	3,985
* Mellanox Technologies Ltd.	108,823	3,941
Delek Group Ltd.	17,281	3,669
Elbit Systems Ltd.	85,665	3,563
Gazit-Globe Ltd.	262,006	2,614
Partner Communications Co. Ltd.	305,664	2,518
Paz Oil Co. Ltd.	17,251	2,301
* Oil Refineries Ltd.	3,146,855	1,860
Osem Investments Ltd.	121,153	1,840
Harel Insurance Investments & Financial Services Ltd.	41,643	1,554
Strauss Group Ltd.	120,399	1,475
Cellcom Israel Ltd. (Registered)	99,728	1,447
Migdal Insurance & Financial Holding Ltd.	961,800	1,413
Cellcom Israel Ltd.	96,644	1,405
Shikun & Binui Ltd.	783,330	1,368
* Given Imaging Ltd.	67,004	1,238
Clal Industries and Investments Ltd.	251,239	1,220
Alony Hetz Properties & Investments Ltd.	256,283	1,196
Clal Insurance Enterprises Holdings Ltd.	75,638	1,149
* Retalix Ltd.	63,831	1,125
Frutarom Industries Ltd.	119,888	1,075
Shufersal Ltd.	280,848	1,050
Delek Automotive Systems Ltd.	146,848	958
* Africa Israel Investments Ltd.	270,749	947
Ormat Industries	200,926	923
* Ceragon Networks Ltd.	97,597	818
* Nitsba Holdings 1995 Ltd.	95,147	809
* Hot Telecommunication System Ltd.	64,744	795
Melisron Ltd.	41,650	760
* Menorah Mivtachim Holdings Ltd.	98,527	752
Ituran Location and Control Ltd.	55,428	729
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	19,945	725
* First International Bank Of Israel Ltd.	69,365	687
* Tower Semiconductor Ltd.	927,394	677
Discount Investment Corp.	102,366	672
* Jerusalem Oil Exploration	35,955	635
British Israel Investments Ltd.	171,228	635
Industrial Buildings Corp.	393,465	629
* AudioCodes Ltd.	143,050	600
Matrix IT Ltd.	118,000	599
Jerusalem Economy Ltd.	78,231	564
* Koor Industries Ltd.	41,126	547
Phoenix Holdings Ltd.	194,602	520
* Airport City Ltd.	118,787	517
Bayside Land Corp.	2,364	512
Norstar Holdings Inc.	26,242	499

* Clal Biotechnology Industries Ltd.	102,659	490
Amot Investments Ltd.	180,414	455
Electra Ltd.	5,185	434
* AL-ROV Israel Ltd.	19,045	412
* B Communications Ltd.	27,881	334
* Gilat Satellite Networks Ltd.	78,202	316
* Naphtha Israel Petroleum Corp. Ltd.	87,403	313
Property & Building Corp.	6,092	276
Avgol Industries 1953 Ltd.	361,349	276
* Hadera Paper Ltd.	5,919	247
* FIBI Holdings Ltd.	18,154	228
* Africa Israel Properties Ltd.	27,546	226
Plasson Industries Ltd.	9,238	222
Alrov Properties and Lodgings Ltd.	13,858	216
Alon Holdings Blue Square Israel Ltd.	51,605	206
Golf & Co. Ltd.	50,659	193
* Union Bank of Israel	60,987	188
* Elron Electronic Industries Ltd.	40,952	175
Israel Land Development Co. Ltd.	21,797	172
* Internet Gold-Golden Lines Ltd.	16,161	155
* Elco Holdings Ltd.	21,943	138
Granite Hacarmel Investments Ltd.	101,768	130
FMS Enterprises Migun Ltd.	8,902	128
* Kardan Yazamut	159,996	27
		295,541
Italy (1.6%)
ENI SPA	8,869,609	196,524
Enel SPA	24,293,651	99,503
UniCredit SPA	14,919,355	74,414
Intesa Sanpaolo SPA (Registered)	37,146,913	71,151
Assicurazioni Generali SPA	4,314,633	67,439
Saipem SPA	976,000	45,785
Telecom Italia SPA (Registered)	34,652,291	35,313
Tenaris SA	1,468,733	28,862
* Fiat Industrial SPA	2,819,448	27,708
Snam Rete Gas SPA	5,922,994	26,703
Telecom Italia SPA (Bearer)	22,277,502	18,750
Atlantia SPA	1,158,418	18,053
^ Fiat SPA	2,836,846	17,074
Terna Rete Elettrica Nazionale SPA	4,448,736	16,305
Luxottica Group SPA	430,821	14,170
Unione di Banche Italiane SCPA	2,991,791	13,771
Enel Green Power SPA	6,495,361	12,946
Prysmian SPA	759,660	11,435
Mediobanca SPA	1,905,539	11,222
Banco Popolare SC	6,516,090	9,861
Banca Popolare di Sondrio SCARL	1,136,246	9,461
Pirelli & C SPA	882,273	8,177
Mediaset SPA	2,650,377	7,848
Davide Campari-Milano SPA	1,070,563	7,139
^ Finmeccanica SPA	1,519,124	6,856
Banca Monte dei Paschi di Siena SPA	17,721,500	6,746
Banca Popolare dell'Emilia Romagna Scrl	880,498	6,630
Tenaris SA ADR	139,938	5,494
Exor SPA	232,880	5,383
Intesa Sanpaolo SPA (Bearer)	3,446,663	5,163
Banca Popolare di Milano Scarl	9,843,580	5,158

	Autogrill SPA	427,728	4,694
	Banca Carige SPA	2,348,261	4,646
^	A2A SPA	4,013,974	3,827
	Azimut Holding SPA	424,635	3,617
	Impregilo SPA	1,049,701	3,610
	Mediolanum SPA	802,964	3,453
^,* Lottomatica SPA		197,557	3,314
^	Tod's SPA	34,242	3,080
*	Buzzi Unicem SPA	286,279	3,050
	Ansaldo STS SPA	302,742	2,941
	Banca Piccolo Credito Valtellinese Scarl	1,036,032	2,880
	Societa Cattolica di Assicurazioni SCRL	147,879	2,864
	Recordati SPA	360,755	2,861
^	DiaSorin SPA	91,680	2,783
*	Salvatore Ferragamo Italia SPA	161,209	2,705
	CIR-Compagnie Industriali Riunite SPA	1,453,772	2,317
	ERG SPA	193,024	2,209
	Hera SPA	1,520,567	2,132
	Banca Generali SPA	180,402	2,030
^	Italcementi SPA	251,181	1,884
	Danieli & C Officine Meccaniche SPA (Bearer)	145,989	1,876
	Interpump Group SPA	251,123	1,867
*	Sorin SPA	938,751	1,706
	Beni Stabili SPA	3,324,632	1,651
^,* Yoox SPA		140,788	1,597
*	Saras SPA	1,123,944	1,538
	Societa Iniziative Autostradali e Servizi SPA	207,560	1,487
	Danieli & C Officine Meccaniche SPA (Registered)	56,752	1,416
	ACEA SPA	227,513	1,411
	Piaggio & C SPA	528,816	1,406
	De'Longhi SPA	141,418	1,396
*	Gemina SPA	1,664,672	1,384
	Iren SPA	1,451,624	1,350
	Brembo SPA	123,561	1,344
	Amplifon SPA	284,079	1,280
	Astaldi SPA	191,611	1,268
^	Benetton Group SPA	231,701	1,229
	Credito Emiliano SPA	282,158	1,167
	Autostrada Torino-Milano SPA	124,686	1,160
*	Unipol Gruppo Finanziario SPA	4,306,463	1,076
	Italcementi SPA RSP	362,909	1,067
	Geox SPA	319,807	1,063
	MARR SPA	96,812	1,006
	Trevi Finanziaria Industriale SPA	111,974	859
*	Milano Assicurazioni SPA	2,773,067	855
^	Indesit Co. SPA	141,644	818
	Cofide SPA	1,125,911	807
	Buzzi Unicem SPA	155,835	804
*	Safilo Group SPA	111,975	801
	Italmobiliare SPA RSP	54,362	791
	Arnoldo Mondadori Editore SPA	408,382	743
*	Unipol Gruppo Finanziario SPA Prior Pfd.	4,573,451	724
*	Ei Towers	31,646	697
	Zignago Vetro SPA	112,231	689
	Italmobiliare SPA	25,946	636
*	Fondiaria-Sai SPA	683,077	634
	Gruppo Editoriale L'Espresso SPA	446,702	620

*	DeA Capital SPA	332,916	602
	IMMSI SPA	672,788	540
	Sogefi SPA	185,160	520
*	Banca Popolare dell'Etruria e del Lazio	288,754	481
	Immobiliare Grande Distribuzione	474,363	478
*	Buongiorno SPA	344,124	470
	Industria Macchine Automatiche SPA	23,114	427
^,* RCS MediaGroup SPA		473,526	425
	Banco di Desio e della Brianza SPA	108,511	412
	Engineering Ingegneria Informatica SPA	13,850	408
	Alerion Cleanpower SPA	74,112	400
^	Esprinet SPA	82,653	400
*	Snai SPA	166,386	388
^	Maire Tecnimont SPA	365,417	365
	Cementir Holding SPA	159,129	356
^,* Juventus Football Club SPA		1,690,066	334
	Vittoria Assicurazioni SPA	68,809	325
	Cairo Communication SPA	82,741	305
^,* Telecom Italia Media SPA		1,429,503	300
	KME Group SPA	737,242	298
^	Landi Renzo SPA	152,621	292
	Ascopiave SPA	154,426	287
	Banca Profilo SPA	731,088	286
	Marcolin SPA	56,805	265
	BasicNet SPA	102,532	264
	Banca IFIS SPA	48,249	257
	Reply SPA	11,876	251
	Sabaf SPA	14,112	239
*	Fondiaria-Sai SPA RSP	382,111	228
*	Prelios SPA	1,904,484	223
*	Cam Finanziaria SPA	672,470	222
	Societa per la Bonifica dei Terreni Ferraresi e Imprese Agricole SPA	6,466	177
*	Fiera Milano SPA	34,872	170
*	Premafin Finanziaria SPA	527,784	166
*	Biesse SPA	35,274	164
*	Poltrona Frau SPA	142,727	160
*	Carraro SPA	49,088	115
*	Delclima	141,418	98
			1,006,262
Japan (15.0%)
	Toyota Motor Corp.	10,180,479	375,482
	Mitsubishi UFJ Financial Group Inc.	47,016,412	217,235
	Honda Motor Co. Ltd.	6,016,915	207,653
	Canon Inc.	4,184,173	179,607
	Sumitomo Mitsui Financial Group Inc.	4,957,916	158,556
	Mizuho Financial Group Inc.	84,194,280	127,503
	Takeda Pharmaceutical Co. Ltd.	2,914,491	126,707
	FANUC Corp.	707,650	119,145
	Mitsubishi Corp.	5,190,968	118,709
	Mitsui & Co. Ltd.	6,407,448	108,923
	NTT DoCoMo Inc.	56,437	100,359
	Komatsu Ltd.	3,501,779	98,754
	Hitachi Ltd.	16,682,839	92,804
	Softbank Corp.	3,270,692	91,402
	Nippon Telegraph & Telephone Corp.	1,764,351	88,509
	Nissan Motor Co. Ltd.	9,177,721	86,943
	Japan Tobacco Inc.	16,608	82,009

East Japan Railway Co.	1,255,502	81,487
Shin-Etsu Chemical Co. Ltd.	1,517,221	79,011
Seven & I Holdings Co. Ltd.	2,782,609	78,541
Mitsubishi Estate Co. Ltd.	4,624,564	74,029
KDDI Corp.	10,748	68,254
Sony Corp.	3,712,959	67,886
Astellas Pharma Inc.	1,639,947	67,386
Tokio Marine Holdings Inc.	2,673,030	67,104
Panasonic Corp.	8,140,556	65,903
Mitsubishi Electric Corp.	7,128,010	64,177
Toshiba Corp.	14,861,797	63,211
ITOCHU Corp.	5,562,965	60,577
Sumitomo Corp.	4,158,171	59,934
Inpex Corp.	8,109	55,478
Bridgestone Corp.	2,404,511	55,018
Denso Corp.	1,791,791	53,369
Mitsubishi Heavy Industries Ltd.	11,189,070	51,360
Kao Corp.	1,945,594	51,285
Mitsui Fudosan Co. Ltd.	3,087,138	50,946
JX Holdings Inc.	8,276,578	50,190
Nintendo Co. Ltd.	366,774	49,810
Nomura Holdings Inc.	13,428,698	49,507
Kyocera Corp.	564,593	48,243
Central Japan Railway Co.	5,547	47,751
Daiichi Sankyo Co. Ltd.	2,482,419	47,393
Chubu Electric Power Co. Inc.	2,521,176	46,448
Nippon Steel Corp.	18,826,175	46,289
Kansai Electric Power Co. Inc.	2,778,122	44,816
MS&AD Insurance Group Holdings	2,105,788	43,282
Murata Manufacturing Co. Ltd.	748,780	42,857
Marubeni Corp.	6,104,507	42,218
Tokyo Gas Co. Ltd.	9,075,827	41,991
Toray Industries Inc.	5,406,044	40,709
FUJIFILM Holdings Corp.	1,707,253	40,565
Fast Retailing Co. Ltd.	195,992	39,065
Kubota Corp.	4,276,710	38,677
Eisai Co. Ltd.	929,964	38,548
Nidec Corp.	402,066	38,520
Keyence Corp.	153,054	38,278
Kirin Holdings Co. Ltd.	3,021,622	37,180
Fujitsu Ltd.	6,885,939	36,858
ORIX Corp.	387,725	36,337
Secom Co. Ltd.	772,900	36,214
Tokyo Electron Ltd.	634,549	36,173
Sumitomo Mitsui Trust Holdings Inc.	11,520,973	36,142
Dai-ichi Life Insurance Co. Ltd.	33,295	34,954
SMC Corp.	199,516	34,657
Hoya Corp.	1,609,066	34,203
Sumitomo Electric Industries Ltd.	2,791,756	33,729
Sharp Corp.	3,688,995	31,818
Asahi Group Holdings Ltd.	1,425,006	31,588
Resona Holdings Inc.	6,983,843	31,217
Nikon Corp.	1,253,836	30,746
Asahi Glass Co. Ltd.	3,736,285	30,477
JFE Holdings Inc.	1,705,217	30,464
NKSJ Holdings Inc.	1,381,561	30,166
Terumo Corp.	621,163	29,830

Ajinomoto Co. Inc.	2,457,953	29,749
Asahi Kasei Corp.	4,649,874	29,514
Aeon Co. Ltd.	2,214,599	29,246
Suzuki Motor Corp.	1,238,601	28,309
Mitsubishi Chemical Holdings Corp.	4,991,673	28,094
Sumitomo Metal Mining Co. Ltd.	1,928,726	27,853
Osaka Gas Co. Ltd.	6,901,211	27,747
Rakuten Inc.	26,746	27,073
West Japan Railway Co.	625,797	26,591
Otsuka Holdings Co. Ltd.	924,799	26,223
Daito Trust Construction Co. Ltd.	268,076	25,312
Daikin Industries Ltd.	864,043	25,108
Sumitomo Realty & Development Co. Ltd.	1,315,703	25,074
Shiseido Co. Ltd.	1,326,903	24,425
Yamato Holdings Co. Ltd.	1,465,247	24,289
^ Kintetsu Corp.	5,979,749	24,086
Sumitomo Chemical Co. Ltd.	5,828,186	23,523
Odakyu Electric Railway Co. Ltd.	2,309,813	22,964
Daiwa House Industry Co. Ltd.	1,770,420	22,396
Aisin Seiki Co. Ltd.	707,045	22,383
Isuzu Motors Ltd.	4,397,630	22,333
Dentsu Inc.	667,427	22,328
Dai Nippon Printing Co. Ltd.	2,068,803	22,311
Sumitomo Metal Industries Ltd.	12,412,066	22,215
Daiwa Securities Group Inc.	6,157,805	22,188
Shizuoka Bank Ltd.	2,141,462	22,031
Unicharm Corp.	418,415	22,011
T&D Holdings Inc.	2,141,763	21,841
Nitto Denko Corp.	608,954	21,670
TDK Corp.	452,290	21,601
Kyushu Electric Power Co. Inc.	1,493,378	21,484
JGC Corp.	767,228	21,225
Bank of Yokohama Ltd.	4,520,741	20,995
Ricoh Co. Ltd.	2,474,122	20,910
Tokyu Corp.	4,190,156	20,647
JS Group Corp.	979,385	20,291
Nippon Building Fund Inc.	2,243	20,155
Chugoku Electric Power Co. Inc.	1,096,820	20,089
Sekisui House Ltd.	2,127,245	20,003
Tobu Railway Co. Ltd.	3,775,695	19,800
Oriental Land Co. Ltd.	184,601	19,643
Shikoku Electric Power Co. Inc.	676,882	19,633
Yamada Denki Co. Ltd.	303,276	19,404
* NEC Corp.	9,615,204	19,244
Toyota Industries Corp.	663,075	19,068
Kuraray Co. Ltd.	1,277,246	18,602
Rohm Co. Ltd.	356,497	17,669
Chiba Bank Ltd.	2,807,827	17,473
* Mitsubishi Motors Corp.	14,371,202	17,398
Ono Pharmaceutical Co. Ltd.	305,279	17,238
Sega Sammy Holdings Inc.	786,894	17,113
Toppan Printing Co. Ltd.	2,053,823	16,465
Yahoo Japan Corp.	53,714	16,435
OJI Paper Co. Ltd.	3,162,531	16,281
Mitsui OSK Lines Ltd.	4,243,350	16,077
Keikyu Corp.	1,728,040	15,874
Keio Corp.	2,141,350	15,805

Makita Corp.	415,964	15,742
Tohoku Electric Power Co. Inc.	1,666,076	15,711
Isetan Mitsukoshi Holdings Ltd.	1,391,143	15,702
Kawasaki Heavy Industries Ltd.	5,240,640	15,452
NTT Data Corp.	4,675	15,366
Kobe Steel Ltd.	9,238,660	15,195
Omron Corp.	747,203	15,065
Toyota Tsusho Corp.	789,076	14,990
Japan Real Estate Investment Corp.	1,704	14,927
Shionogi & Co. Ltd.	1,107,771	14,805
Fuji Heavy Industries Ltd.	2,160,650	14,721
* Tokyo Electric Power Co. Inc.	5,305,745	14,623
Nippon Yusen KK	5,657,921	14,377
Sekisui Chemical Co. Ltd.	1,589,942	13,959
Yamaha Motor Co. Ltd.	1,031,684	13,694
Daihatsu Motor Co. Ltd.	706,764	13,674
Shimano Inc.	276,148	13,663
JSR Corp.	658,970	13,527
Lawson Inc.	222,207	13,521
^ Olympus Corp.	798,812	13,497
Chugai Pharmaceutical Co. Ltd.	831,330	13,243
Sumitomo Heavy Industries Ltd.	2,032,629	13,047
Mitsubishi Materials Corp.	4,146,510	12,981
IHI Corp.	4,894,605	12,889
Konica Minolta Holdings Inc.	1,754,890	12,800
Nippon Electric Glass Co. Ltd.	1,460,931	12,739
Nitori Holdings Co. Ltd.	137,416	12,638
Nippon Express Co. Ltd.	3,143,465	12,615
Trend Micro Inc.	391,258	12,443
Fukuoka Financial Group Inc.	2,881,183	12,328
Showa Denko KK	5,564,036	12,162
NSK Ltd.	1,630,217	12,145
Hokuriku Electric Power Co.	624,652	12,137
NGK Insulators Ltd.	933,613	12,007
Brother Industries Ltd.	877,289	11,834
Mitsubishi Tanabe Pharma Corp.	834,728	11,797
Kyowa Hakko Kirin Co. Ltd.	950,772	11,738
Benesse Holdings Inc.	250,130	11,658
* Taisho Pharmaceutical Holdings Co. Ltd.	132,482	11,646
Obayashi Corp.	2,403,498	11,593
Electric Power Development Co. Ltd.	433,203	11,523
Kurita Water Industries Ltd.	418,382	11,397
Hirose Electric Co. Ltd.	117,763	11,335
Santen Pharmaceutical Co. Ltd.	273,817	11,242
Credit Saison Co. Ltd.	550,947	11,241
Teijin Ltd.	3,442,138	11,183
MEIJI Holdings Co. Ltd.	253,108	11,086
Yakult Honsha Co. Ltd.	354,406	10,890
Joyo Bank Ltd.	2,431,612	10,789
Ube Industries Ltd.	3,690,344	10,632
Sony Financial Holdings Inc.	637,714	10,632
Kajima Corp.	3,093,413	10,476
Taisei Corp.	3,765,745	10,433
Bank of Kyoto Ltd.	1,200,691	10,374
Namco Bandai Holdings Inc.	716,151	10,212
Japan Retail Fund Investment Corp.	6,886	10,009
TonenGeneral Sekiyu KK	1,046,488	9,990

Shimizu Corp.	2,166,794	9,909
Toho Gas Co. Ltd.	1,521,317	9,875
Hisamitsu Pharmaceutical Co. Inc.	227,556	9,873
^ Gree Inc.	337,955	9,808
Hokkaido Electric Power Co. Inc.	676,978	9,656
Sankyo Co. Ltd.	196,613	9,629
FamilyMart Co. Ltd.	236,400	9,590
Japan Steel Works Ltd.	1,177,494	9,539
Mitsui Chemicals Inc.	3,007,535	9,531
THK Co. Ltd.	440,724	9,499
* Mazda Motor Corp.	5,597,360	9,284
Dena Co. Ltd.	363,842	9,231
Hokuhoku Financial Group Inc.	4,588,695	9,191
Konami Corp.	344,796	9,141
Amada Co. Ltd.	1,316,692	9,127
Mitsubishi UFJ Lease & Finance Co. Ltd.	217,043	9,105
Hachijuni Bank Ltd.	1,547,535	9,088
TOTO Ltd.	1,104,937	9,014
Ibiden Co. Ltd.	440,914	8,998
Hamamatsu Photonics KK	248,317	8,945
^ All Nippon Airways Co. Ltd.	3,052,993	8,913
JTEKT Corp.	830,754	8,911
Taiheiyo Cement Corp.	4,011,400	8,809
Sysmex Corp.	265,768	8,793
Chugoku Bank Ltd.	642,209	8,778
Idemitsu Kosan Co. Ltd.	80,860	8,766
J Front Retailing Co. Ltd.	1,772,500	8,751
Iyo Bank Ltd.	901,262	8,679
Hiroshima Bank Ltd.	1,832,965	8,632
Shimamura Co. Ltd.	82,362	8,524
United Urban Investment Corp. Class A	7,746	8,465
Nomura Research Institute Ltd.	369,549	8,429
Nisshin Seifun Group Inc.	691,173	8,380
Rinnai Corp.	118,775	8,262
Toyo Seikan Kaisha Ltd.	556,232	8,248
Nissin Foods Holdings Co. Ltd.	216,362	8,246
Stanley Electric Co. Ltd.	534,540	8,218
Nippon Meat Packers Inc.	639,126	8,136
Kamigumi Co. Ltd.	919,414	8,110
Toyo Suisan Kaisha Ltd.	326,665	8,056
Mitsubishi Gas Chemical Co. Inc.	1,422,593	8,049
Sojitz Corp.	4,617,287	7,974
^ Hitachi Construction Machinery Co. Ltd.	400,340	7,934
^ Nippon Paper Group Inc.	369,156	7,930
* Yokogawa Electric Corp.	795,544	7,872
USS Co. Ltd.	82,007	7,844
Gunma Bank Ltd.	1,430,633	7,811
Keisei Electric Railway Co. Ltd.	1,030,286	7,775
Takashimaya Co. Ltd.	990,922	7,720
GS Yuasa Corp.	1,305,526	7,715
Kansai Paint Co. Ltd.	807,524	7,640
Miraca Holdings Inc.	203,565	7,638
Shimadzu Corp.	870,080	7,603
Suzuken Co. Ltd.	259,117	7,575
Nabtesco Corp.	354,856	7,568
Sumitomo Rubber Industries Ltd.	628,245	7,497
Yamaguchi Financial Group Inc.	776,340	7,449

Nishi-Nippon City Bank Ltd.	2,535,372	7,445
NTN Corp.	1,787,324	7,374
^ Sanrio Co. Ltd.	163,240	7,328
Toho Co. Ltd.	413,413	7,201
Air Water Inc.	545,553	7,199
NGK Spark Plug Co. Ltd.	577,683	7,144
NOK Corp.	380,030	7,120
Denki Kagaku Kogyo KK	1,782,447	7,051
Yaskawa Electric Corp.	794,412	7,022
Hitachi Metals Ltd.	605,941	6,968
MISUMI Group Inc.	295,400	6,902
Daido Steel Co. Ltd.	1,042,463	6,843
Dainippon Sumitomo Pharma Co. Ltd.	591,792	6,840
Daicel Corp.	1,080,782	6,796
Taiyo Nippon Sanso Corp.	970,882	6,784
McDonald's Holdings Co. Japan Ltd.	249,194	6,781
Chiyoda Corp.	579,879	6,778
Hitachi Chemical Co. Ltd.	382,215	6,749
Kikkoman Corp.	576,714	6,702
Nippon Sheet Glass Co. Ltd.	3,297,413	6,668
Marui Group Co. Ltd.	820,675	6,607
Tokyu Land Corp.	1,584,814	6,603
Tsumura & Co.	220,113	6,574
Advantest Corp.	564,289	6,494
^ Advance Residence Investment Corp. Class A	3,578	6,463
Alfresa Holdings Corp.	146,270	6,420
Don Quijote Co. Ltd.	171,500	6,387
Furukawa Electric Co. Ltd.	2,385,000	6,371
Dainippon Screen Manufacturing Co. Ltd.	755,000	6,361
Cosmo Oil Co. Ltd.	2,169,850	6,326
Jupiter Telecommunications Co. Ltd.	6,334	6,319
Nishi-Nippon Railroad Co. Ltd.	1,256,000	6,261
SBI Holdings Inc.	82,257	6,222
Asics Corp.	545,511	6,201
UNY Co. Ltd.	661,200	6,194
Seiko Epson Corp.	483,611	6,173
Hino Motors Ltd.	944,783	6,079
K's Holdings Corp.	170,300	5,968
Ebara Corp.	1,527,000	5,958
Suruga Bank Ltd.	667,441	5,949
Japan Prime Realty Investment Corp.	2,483	5,942
Aozora Bank Ltd.	2,125,297	5,928
Aeon Mall Co. Ltd.	265,472	5,893
MediPal Holdings Corp.	538,717	5,882
Citizen Holdings Co. Ltd.	964,391	5,865
77 Bank Ltd.	1,266,000	5,844
Yamazaki Baking Co. Ltd.	440,640	5,843
Kaneka Corp.	1,042,429	5,842
Shinsei Bank Ltd.	5,147,037	5,819
Nippon Shokubai Co. Ltd.	512,000	5,786
Mitsui Mining & Smelting Co. Ltd.	2,101,000	5,748
Dowa Holdings Co. Ltd.	852,000	5,671
Koito Manufacturing Co. Ltd.	350,800	5,670
Ushio Inc.	385,743	5,639
^ Osaka Securities Exchange Co. Ltd.	954	5,590
Shiga Bank Ltd.	825,000	5,586
Nippon Kayaku Co. Ltd.	576,000	5,547

Zeon Corp.	629,000	5,536
Minebea Co. Ltd.	1,238,000	5,527
Nippon Paint Co. Ltd.	746,000	5,516
Fuji Electric Co. Ltd.	2,077,774	5,504
Nomura Real Estate Office Fund Inc. Class A	1,020	5,472
Mori Trust Sogo Reit Inc.	634	5,466
Nomura Real Estate Holdings Inc.	348,847	5,432
Kewpie Corp.	364,900	5,412
Yamaha Corp.	586,856	5,411
Sawai Pharmaceutical Co. Ltd.	50,200	5,406
Senshu Ikeda Holdings Inc.	3,563,300	5,390
Hakuhodo DY Holdings Inc.	87,538	5,383
Nisshinbo Holdings Inc.	534,000	5,370
Rengo Co. Ltd.	754,000	5,362
Tokyo Tatemono Co. Ltd.	1,459,000	5,349
Tosoh Corp.	1,868,279	5,281
CyberAgent Inc.	1,783	5,230
^ Kawasaki Kisen Kaisha Ltd.	2,748,710	5,215
Frontier Real Estate Investment Corp.	649	5,199
NHK Spring Co. Ltd.	540,369	5,196
^ Casio Computer Co. Ltd.	882,983	5,196
Wacoal Holdings Corp.	396,000	5,183
DIC Corp.	2,735,000	5,152
Kagome Co. Ltd.	256,400	5,149
Hitachi High-Technologies Corp.	231,763	5,095
Nissan Chemical Industries Ltd.	503,600	5,041
Glory Ltd.	228,800	4,981
Obic Co. Ltd.	25,660	4,976
Awa Bank Ltd.	732,000	4,970
Yokohama Rubber Co. Ltd.	822,000	4,939
Oracle Corp. Japan	140,638	4,928
Itochu Techno-Solutions Corp.	105,749	4,908
Yamatake Corp.	222,500	4,902
Showa Shell Sekiyu KK	707,459	4,859
Mitsubishi Logistics Corp.	420,435	4,858
Alps Electric Co. Ltd.	623,300	4,842
Sapporo Holdings Ltd.	1,248,000	4,828
Yamato Kogyo Co. Ltd.	152,955	4,817
^ Disco Corp.	88,900	4,811
Kobayashi Pharmaceutical Co. Ltd.	93,100	4,794
Nagase & Co. Ltd.	412,600	4,789
Square Enix Holdings Co. Ltd.	236,207	4,771
Lion Corp.	790,000	4,759
Nichirei Corp.	967,000	4,756
Seven Bank Ltd.	2,230,019	4,695
Toyobo Co. Ltd.	3,184,000	4,680
Mitsui Engineering & Shipbuilding Co. Ltd.	2,652,000	4,678
Park24 Co. Ltd.	359,300	4,627
Sotetsu Holdings Inc.	1,426,000	4,608
Japan Petroleum Exploration Co.	103,753	4,602
* Pioneer Corp.	949,500	4,548
Nifco Inc.	169,700	4,544
Orix JREIT Inc.	1,057	4,515
Sumitomo Osaka Cement Co. Ltd.	1,450,000	4,489
Japan Logistics Fund Inc.	551	4,471
Nanto Bank Ltd.	818,000	4,464
Sumitomo Forestry Co. Ltd.	496,200	4,452

	Nippon Accommodations Fund Inc. Class A	674	4,450
	Aeon Credit Service Co. Ltd.	288,365	4,425
	House Foods Corp.	235,000	4,382
	Keiyo Bank Ltd.	878,000	4,334
	San-In Godo Bank Ltd.	572,000	4,329
	COMSYS Holdings Corp.	385,700	4,320
	Kinden Corp.	492,006	4,317
	Kakaku.com Inc.	131,500	4,271
^	Anritsu Corp.	357,000	4,265
^	Tokuyama Corp.	1,231,000	4,256
	Takara Holdings Inc.	653,000	4,254
	Otsuka Corp.	59,277	4,254
	Horiba Ltd.	132,400	4,235
	Ryohin Keikaku Co. Ltd.	84,700	4,231
	Sapporo Hokuyo Holdings Inc.	1,167,800	4,214
	OSG Corp.	278,200	4,171
	Autobacs Seven Co. Ltd.	90,100	4,170
^,* Elpida Memory Inc.		980,116	4,164
	Seino Holdings Corp.	543,000	4,160
	Hyakujushi Bank Ltd.	871,000	4,144
	Daishi Bank Ltd.	1,226,000	4,120
	Maruichi Steel Tube Ltd.	176,212	4,119
	Sumitomo Bakelite Co. Ltd.	696,000	4,061
	Hokkoku Bank Ltd.	1,011,000	4,032
	Hitachi Zosen Corp.	2,727,000	3,982
	Rohto Pharmaceutical Co. Ltd.	325,000	3,973
	Nisshin Steel Co. Ltd.	2,552,926	3,964
	Fujikura Ltd.	1,274,000	3,957
	Juroku Bank Ltd.	1,166,000	3,923
^	Penta-Ocean Construction Co. Ltd.	1,083,500	3,893
	Coca-Cola West Co. Ltd.	225,026	3,876
	Capcom Co. Ltd.	173,100	3,847
	NET One Systems Co. Ltd.	1,503	3,833
	Kagoshima Bank Ltd.	553,000	3,828
	Sankyu Inc.	991,000	3,824
	Shimachu Co. Ltd.	160,300	3,819
	Kiyo Holdings Inc.	2,436,000	3,818
	Toyoda Gosei Co. Ltd.	233,963	3,817
	Mabuchi Motor Co. Ltd.	88,616	3,808
	Tokai Carbon Co. Ltd.	697,000	3,804
	Kaken Pharmaceutical Co. Ltd.	286,000	3,774
*	Haseko Corp.	5,154,500	3,722
	Sundrug Co. Ltd.	124,700	3,700
	Century Tokyo Leasing Corp.	180,700	3,697
*	Sumco Corp.	430,178	3,691
	OKUMA Corp.	508,000	3,689
	Ogaki Kyoritsu Bank Ltd.	1,095,000	3,660
	Musashino Bank Ltd.	107,600	3,629
	Higo Bank Ltd.	621,000	3,624
	Onward Holdings Co. Ltd.	444,000	3,604
	Start Today Co. Ltd.	180,500	3,532
	Unipres Corp.	112,800	3,530
	ABC-Mart Inc.	98,189	3,518
	Aoyama Trading Co. Ltd.	195,900	3,518
	Mori Seiki Co. Ltd.	360,800	3,508
	Hyakugo Bank Ltd.	827,000	3,507
^	Taiyo Yuden Co. Ltd.	388,000	3,506

IT Holdings Corp.	284,200	3,505
Ito En Ltd.	204,800	3,487
Calsonic Kansei Corp.	552,000	3,466
Duskin Co. Ltd.	173,100	3,427
M3 Inc.	788	3,408
Megmilk Snow Brand Co. Ltd.	169,300	3,346
Komeri Co. Ltd.	108,600	3,342
^ Zensho Holdings Co. Ltd.	245,400	3,332
Toagosei Co. Ltd.	793,000	3,329
Exedy Corp.	108,500	3,320
Lintec Corp.	170,500	3,257
Sugi Holdings Co. Ltd.	116,500	3,254
Nihon Kohden Corp.	136,600	3,249
SKY Perfect JSAT Holdings Inc.	6,270	3,245
^ Shochiku Co. Ltd.	314,000	3,231
Tokyo Ohka Kogyo Co. Ltd.	146,200	3,201
Hanwa Co. Ltd.	666,000	3,188
Tokai Rika Co. Ltd.	187,500	3,149
OSAKA Titanium Technologies Co.	69,300	3,134
NTT Urban Development Corp.	4,261	3,128
Central Glass Co. Ltd.	644,000	3,128
Daiwahouse Residential Investment Corp.	487	3,120
Toda Corp.	781,000	3,110
Asatsu-DK Inc.	111,400	3,109
Kenedix Realty Investment Corp. Class A	1,052	3,096
Hoshizaki Electric Co. Ltd.	133,500	3,082
Fukuyama Transporting Co. Ltd.	521,000	3,069
Izumi Co. Ltd.	172,800	3,061
ADEKA Corp.	306,400	3,053
Hokuetsu Kishu Paper Co. Ltd.	436,500	3,004
Tsuruha Holdings Inc.	55,800	2,999
Nachi-Fujikoshi Corp.	600,000	2,990
Kyowa Exeo Corp.	298,100	2,990
Nippon Suisan Kaisha Ltd.	836,300	2,990
Daiichikosho Co. Ltd.	155,200	2,982
Maruha Nichiro Holdings Inc.	1,539,000	2,958
TS Tech Co. Ltd.	169,400	2,941
FP Corp.	43,900	2,934
Tsubakimoto Chain Co.	501,000	2,925
Takata Corp.	127,900	2,920
Bank of Okinawa Ltd.	67,300	2,918
^ Nipro Corp.	323,800	2,894
Fuji Oil Co. Ltd.	205,700	2,889
Sangetsu Co. Ltd.	104,100	2,888
^ Tokyu REIT Inc.	573	2,872
Hitachi Transport System Ltd.	167,900	2,861
Tokyo Seimitsu Co. Ltd.	141,900	2,857
Toho Holdings Co. Ltd.	173,900	2,843
KYORIN Holdings Inc.	163,000	2,838
Circle K Sunkus Co. Ltd.	163,900	2,833
Pacific Metals Co. Ltd.	500,000	2,813
Nissan Shatai Co. Ltd.	270,000	2,813
Morinaga Milk Industry Co. Ltd.	705,000	2,811
NOF Corp.	552,000	2,810
Maeda Road Construction Co. Ltd.	231,000	2,799
Accordia Golf Co. Ltd.	3,609	2,795
Miura Co. Ltd.	97,800	2,786

Tadano Ltd.	404,000	2,772
Ezaki Glico Co. Ltd.	245,000	2,769
Keihin Corp.	149,800	2,766
Tokyo Steel Manufacturing Co. Ltd.	366,900	2,765
Toyo Ink SC Holdings Co. Ltd.	694,000	2,763
Kose Corp.	111,300	2,750
Canon Marketing Japan Inc.	222,700	2,731
^ KYB Co. Ltd.	508,000	2,712
Aica Kogyo Co. Ltd.	193,100	2,706
Shikoku Bank Ltd.	680,000	2,706
Hitachi Capital Corp.	177,800	2,684
Yamanashi Chuo Bank Ltd.	585,000	2,658
Calbee Inc.	54,400	2,657
H2O Retailing Corp.	338,000	2,653
^ Hulic Co. Ltd.	221,000	2,640
Asahi Diamond Industrial Co. Ltd.	205,000	2,638
Sanwa Holdings Corp.	807,000	2,638
Ryosan Co. Ltd.	119,000	2,632
Bank of Iwate Ltd.	57,000	2,609
Yamagata Bank Ltd.	510,000	2,600
Mitsumi Electric Co. Ltd.	314,700	2,578
FCC Co. Ltd.	121,300	2,576
Toyota Boshoku Corp.	237,178	2,566
Fukui Bank Ltd.	802,000	2,561
Heiwa Corp.	142,100	2,559
Japan Excellent Inc.	610	2,553
* Oki Electric Industry Co. Ltd.	2,653,000	2,550
Takara Standard Co. Ltd.	317,000	2,548
Okumura Corp.	583,000	2,540
^ Yoshinoya Holdings Co. Ltd.	1,780	2,532
Daiseki Co. Ltd.	139,100	2,525
Mochida Pharmaceutical Co. Ltd.	221,000	2,508
Ship Healthcare Holdings Inc.	114,300	2,495
Toho Bank Ltd.	763,000	2,475
Fukuoka REIT Co. Class A	372	2,467
Point Inc.	59,920	2,463
Fuyo General Lease Co. Ltd.	66,400	2,443
Nichi-iko Pharmaceutical Co. Ltd.	104,000	2,439
DCM Holdings Co. Ltd.	308,700	2,432
TOMONY Holdings Inc.	532,100	2,418
Makino Milling Machine Co. Ltd.	346,000	2,413
Nippon Light Metal Co. Ltd.	1,796,000	2,388
Jafco Co. Ltd.	120,200	2,381
Tokai Tokyo Financial Holdings Inc.	781,000	2,379
* Daikyo Inc.	1,061,000	2,374
Pigeon Corp.	62,500	2,360
Matsumotokiyoshi Holdings Co. Ltd.	114,700	2,355
^ SCSK Corp.	140,136	2,354
Nomura Real Estate Residential Fund Inc.	514	2,346
Top REIT Inc.	508	2,341
Universal Entertainment Corp.	87,200	2,338
Nitto Boseki Co. Ltd.	678,000	2,318
Premier Investment Corp.	697	2,316
Meidensha Corp.	651,000	2,312
Iwatani Corp.	663,000	2,298
Global One Real Estate Investment Corp.	332	2,293
Nihon Parkerizing Co. Ltd.	172,000	2,281

Sumitomo Warehouse Co. Ltd.	463,000	2,276
Meitec Corp.	112,600	2,259
Sohgo Security Services Co. Ltd.	202,000	2,256
Fuji Machine Manufacturing Co. Ltd.	121,300	2,250
Nippo Corp.	201,000	2,245
Nishimatsu Construction Co. Ltd.	1,007,000	2,225
Nippon Konpo Unyu Soko Co. Ltd.	211,000	2,221
Wacom Co. Ltd.	1,306	2,205
Taikisha Ltd.	98,000	2,197
Mori Hills REIT Investment Corp.	661	2,192
Daiwa Office Investment Corp. Class A	960	2,168
Okinawa Electric Power Co. Inc.	51,000	2,165
Arcs Co. Ltd.	110,500	2,159
Toshiba Machine Co. Ltd.	391,000	2,157
Nippon Soda Co. Ltd.	435,000	2,151
Xebio Co. Ltd.	86,900	2,145
Okasan Securities Group Inc.	636,000	2,135
HIS Co. Ltd.	73,600	2,131
Aomori Bank Ltd.	676,000	2,127
^ Dr Ci:Labo Co. Ltd.	433	2,110
Nippon Shinyaku Co. Ltd.	179,000	2,109
Matsui Securities Co. Ltd.	387,500	2,106
Kureha Corp.	435,000	2,102
Kissei Pharmaceutical Co. Ltd.	101,000	2,091
PanaHome Corp.	287,000	2,085
Sanyo Special Steel Co. Ltd.	368,000	2,071
Alpine Electronics Inc.	163,300	2,063
Kokuyo Co. Ltd.	285,400	2,048
Nichii Gakkan Co.	167,200	2,022
Akita Bank Ltd.	664,000	2,010
Nikkiso Co. Ltd.	224,000	2,006
MOS Food Services Inc.	98,700	2,004
Tokyo Broadcasting System Holdings Inc.	148,000	1,996
Itoham Foods Inc.	499,000	1,994
Inaba Denki Sangyo Co. Ltd.	67,200	1,985
Pola Orbis Holdings Inc.	73,416	1,983
Canon Electronics Inc.	77,600	1,980
Yodogawa Steel Works Ltd.	428,000	1,979
^ Kadokawa Group Holdings Inc.	61,500	1,979
Daio Paper Corp.	296,000	1,978
EDION Corp.	251,000	1,972
^ Toho Titanium Co. Ltd.	115,300	1,971
Hikari Tsushin Inc.	75,400	1,959
Nissin Kogyo Co. Ltd.	126,900	1,955
SHO-BOND Holdings Co. Ltd.	77,000	1,953
Maeda Corp.	471,000	1,952
Oiles Corp.	96,300	1,947
Aichi Steel Corp.	354,000	1,940
Bank of Nagoya Ltd.	549,000	1,930
Nichias Corp.	337,000	1,924
Earth Chemical Co. Ltd.	50,900	1,916
Fancl Corp.	140,500	1,914
Hogy Medical Co. Ltd.	44,700	1,910
Noritz Corp.	107,300	1,906
* Ulvac Inc.	140,200	1,877
Japan Airport Terminal Co. Ltd.	134,100	1,861
Daifuku Co. Ltd.	329,000	1,860

	Valor Co. Ltd.	115,400	1,860
	Nippon Flour Mills Co. Ltd.	406,000	1,859
	Topy Industries Ltd.	673,000	1,859
	Gunze Ltd.	602,000	1,854
	Resorttrust Inc.	115,900	1,838
^,* Tokyo Dome Corp.		669,000	1,827
	Toho Zinc Co. Ltd.	442,000	1,825
	Amano Corp.	202,500	1,823
	Nichicon Corp.	183,000	1,821
*	Sumitomo Light Metal Industries Ltd.	1,821,000	1,821
	Bank of the Ryukyus Ltd.	140,400	1,816
	Mirait Holdings Corp.	225,100	1,804
	JFE Shoji Holdings Inc.	398,000	1,802
	Toshiba TEC Corp.	467,000	1,794
	Press Kogyo Co. Ltd.	353,000	1,791
*	Sankyo-Tateyama Holdings Inc.	947,000	1,782
^	Shinko Electric Industries Co. Ltd.	240,000	1,781
^	WATAMI Co. Ltd.	77,300	1,774
	Hokuto Corp.	79,900	1,765
	Kandenko Co. Ltd.	336,000	1,760
	Eighteenth Bank Ltd.	596,000	1,755
	Futaba Corp.	105,000	1,737
	Musashi Seimitsu Industry Co. Ltd.	75,200	1,737
^,* Paramount Bed Holdings Co. Ltd.		59,400	1,730
	Nisshin Oillio Group Ltd.	402,000	1,723
	Asahi Holdings Inc.	81,500	1,721
	Nippon Gas Co. Ltd.	105,800	1,709
	Toyo Engineering Corp.	404,000	1,698
	Shima Seiki Manufacturing Ltd.	93,600	1,694
	Toyo Tire & Rubber Co. Ltd.	675,000	1,688
	Saizeriya Co. Ltd.	106,000	1,684
	Aichi Bank Ltd.	27,700	1,682
	Fujitec Co. Ltd.	250,000	1,680
	Arnest One Corp.	152,100	1,676
	Chiyoda Co. Ltd.	88,900	1,674
^,* JVC Kenwood Corp.		405,300	1,673
	Mizuno Corp.	308,000	1,667
	Toshiba Plant Systems & Services Corp.	147,000	1,662
	Doutor Nichires Holdings Co. Ltd.	118,200	1,660
	Nippon Seiki Co. Ltd.	140,000	1,659
	Hosiden Corp.	225,800	1,657
	Mandom Corp.	63,400	1,656
	So-net Entertainment Corp.	431	1,653
	Fuji Co. Ltd.	68,600	1,653
	Chofu Seisakusho Co. Ltd.	64,400	1,645
	Oita Bank Ltd.	553,000	1,645
	Toyo Tanso Co. Ltd.	40,100	1,639
	Takasago Thermal Engineering Co. Ltd.	196,700	1,636
	Tomy Co. Ltd.	225,800	1,629
	Tamron Co. Ltd.	60,500	1,628
	Daiwabo Holdings Co. Ltd.	647,000	1,621
	Sekisui House SI Investment Co. Class A	409	1,616
	Ryobi Ltd.	424,000	1,612
	Japan Securities Finance Co. Ltd.	311,900	1,606
	IBJ Leasing Co. Ltd.	63,900	1,605
	Shinmaywa Industries Ltd.	333,000	1,605
	Kintetsu World Express Inc.	53,200	1,599

Joshin Denki Co. Ltd.	142,000	1,595
eAccess Ltd.	6,938	1,582
Ehime Bank Ltd.	534,000	1,576
Yamazen Corp.	202,000	1,575
* Digital Garage Inc.	541	1,575
Tachi-S Co. Ltd.	82,000	1,573
Ain Pharmaciez Inc.	34,200	1,573
Jaccs Co. Ltd.	487,000	1,572
Nippon Chemi-Con Corp.	450,000	1,566
Morinaga & Co. Ltd.	650,000	1,563
Nitta Corp.	83,300	1,557
Towa Pharmaceutical Co. Ltd.	35,500	1,556
Taiyo Holdings Co. Ltd.	58,500	1,556
Okamura Corp.	209,000	1,553
Nishimatsuya Chain Co. Ltd.	189,700	1,545
* Kanematsu Corp.	1,430,000	1,543
^ Message Co. Ltd.	488	1,541
Kansai Urban Banking Corp.	898,000	1,536
Avex Group Holdings Inc.	124,200	1,531
Industrial & Infrastructure Fund Investment Corp.	297	1,527
Nakanishi Inc.	15,400	1,517
Hitachi Koki Co. Ltd.	188,100	1,514
* Hitachi Cable Ltd.	660,000	1,512
Tokai Rubber Industries Ltd.	130,900	1,511
Japan Wool Textile Co. Ltd.	201,000	1,511
Funai Electric Co. Ltd.	63,600	1,511
Nippon Denko Co. Ltd.	311,000	1,510
Kitz Corp.	327,000	1,506
Tokyo Tomin Bank Ltd.	116,700	1,505
Hokuetsu Bank Ltd.	714,000	1,503
Round One Corp.	241,800	1,494
Hitachi Kokusai Electric Inc.	171,000	1,493
Parco Co. Ltd.	180,800	1,486
Sakata Seed Corp.	104,700	1,485
Moshi Moshi Hotline Inc.	161,200	1,484
CKD Corp.	190,900	1,479
Ricoh Leasing Co. Ltd.	62,200	1,478
Heiwado Co. Ltd.	111,900	1,476
Max Co. Ltd.	117,000	1,470
Cosmos Pharmaceutical Corp.	31,200	1,469
Dydo Drinco Inc.	35,900	1,467
^ Colowide Co. Ltd.	188,000	1,467
MID Reit Inc.	603	1,464
Japan Aviation Electronics Industry Ltd.	184,000	1,462
Cocokara fine Inc.	55,400	1,457
Nippon Thompson Co. Ltd.	243,000	1,448
Topre Corp.	138,800	1,433
* Iseki & Co. Ltd.	626,000	1,432
Heiwa Real Estate Co. Ltd.	615,500	1,431
* Daiei Inc.	397,850	1,429
Iino Kaiun Kaisha Ltd.	296,600	1,429
Sintokogio Ltd.	152,500	1,428
Japan Rental Housing Investments Inc. Class A	3,096	1,425
Kohnan Shoji Co. Ltd.	91,500	1,425
Miyazaki Bank Ltd.	541,000	1,424
Mitsui-Soko Co. Ltd.	358,000	1,419
Modec Inc.	79,100	1,416

United Arrows Ltd.	68,400	1,414
Sanken Electric Co. Ltd.	394,000	1,404
FIDEA Holdings Co. Ltd.	506,000	1,399
Aeon Delight Co. Ltd.	68,000	1,398
Komori Corp.	212,700	1,388
Daihen Corp.	348,000	1,385
Internet Initiative Japan Inc.	402	1,382
Geo Holdings Corp.	1,266	1,378
Sanyo Chemical Industries Ltd.	204,000	1,362
^ Tsugami Corp.	192,000	1,353
Fuji Soft Inc.	69,500	1,352
Mitsubishi Pencil Co. Ltd.	76,300	1,352
Tochigi Bank Ltd.	372,000	1,352
Trusco Nakayama Corp.	66,600	1,349
Mitsubishi Steel Manufacturing Co. Ltd.	434,000	1,347
Sanden Corp.	406,000	1,347
Nippon Coke & Engineering Co. Ltd.	903,000	1,342
Akebono Brake Industry Co. Ltd.	264,000	1,337
Senko Co. Ltd.	327,000	1,336
Kato Sangyo Co. Ltd.	66,000	1,335
Minato Bank Ltd.	681,000	1,332
Chugoku Marine Paints Ltd.	209,000	1,331
Toa Corp.	603,000	1,326
ZERIA Pharmaceutical Co. Ltd.	76,000	1,323
Maruwa Co. Ltd.	30,043	1,303
Ariake Japan Co. Ltd.	66,600	1,299
^ Bic Camera Inc.	2,246	1,298
* Ishihara Sangyo Kaisha Ltd.	1,070,000	1,296
Kurabo Industries Ltd.	640,000	1,295
Sakai Chemical Industry Co. Ltd.	322,000	1,291
Mitsubishi Shokuhin Co. Ltd.	45,400	1,289
Takasago International Corp.	268,000	1,287
TSI Holdings Co. Ltd.	255,000	1,286
Royal Holdings Co. Ltd.	105,500	1,286
Toppan Forms Co. Ltd.	158,600	1,279
Seikagaku Corp.	112,400	1,275
Cosel Co. Ltd.	85,700	1,274
^ Kinugawa Rubber Industrial Co. Ltd.	151,000	1,271
HI-LEX Corp.	79,505	1,268
Sumitomo Real Estate Sales Co. Ltd.	30,220	1,262
Nippon Densetsu Kogyo Co. Ltd.	123,000	1,259
^ Kisoji Co. Ltd.	64,200	1,251
Fuji Seal International Inc.	68,300	1,250
^ Nissha Printing Co. Ltd.	93,632	1,247
T Hasegawa Co. Ltd.	78,300	1,246
TKC Corp.	58,500	1,244
Bank of Saga Ltd.	487,000	1,244
Fuji Kyuko Co. Ltd.	203,000	1,239
San-A Co. Ltd.	30,400	1,234
Tocalo Co. Ltd.	54,400	1,231
TOC Co. Ltd.	244,600	1,228
Star Micronics Co. Ltd.	127,300	1,227
Transcosmos Inc.	92,400	1,225
Shizuoka Gas Co. Ltd.	182,000	1,221
Nihon Unisys Ltd.	188,700	1,221
Marudai Food Co. Ltd.	334,000	1,216
Coca-Cola Central Japan Co. Ltd.	90,800	1,214

	TV Asahi Corp.	690	1,211
	Toyo Construction Co. Ltd.	1,104,000	1,204
	Alpen Co. Ltd.	62,000	1,200
	Plenus Co. Ltd.	68,400	1,197
	Hankyu Reit Inc. Class A	270	1,179
	Toei Co. Ltd.	247,000	1,179
^	Skymark Airlines Inc.	117,800	1,175
^	Tokyo Rope Manufacturing Co. Ltd.	466,000	1,171
	T-Gaia Corp.	617	1,170
	Doshisha Co. Ltd.	37,000	1,169
^	PGM Holdings K K	1,748	1,165
	Daido Metal Co. Ltd.	100,000	1,156
	Godo Steel Ltd.	433,000	1,152
	Nitto Kogyo Corp.	91,800	1,148
	Kappa Create Co. Ltd.	47,100	1,142
	Eizo Nanao Corp.	53,200	1,141
	Yokohama Reito Co. Ltd.	142,300	1,140
*	Takuma Co. Ltd.	227,000	1,138
	Paltac Corp.	86,700	1,133
	Towa Bank Ltd.	954,000	1,131
	Noritake Co. Ltd.	364,000	1,128
	NSD Co. Ltd.	129,300	1,128
	NEC Networks & System Integration Corp.	76,800	1,122
	Megachips Corp.	72,900	1,117
	Riken Corp.	274,000	1,112
*	Mitsubishi Paper Mills Ltd.	1,094,000	1,108
	Okuwa Co. Ltd.	78,000	1,106
	Yachiyo Bank Ltd.	45,800	1,105
	Shindengen Electric Manufacturing Co. Ltd.	231,000	1,105
*	Unitika Ltd.	1,821,000	1,100
	TPR Co. Ltd.	78,400	1,100
^,* Fudo Tetra Corp.		509,200	1,096
	Mitsui Sugar Co. Ltd.	318,000	1,093
	Shinko Plantech Co. Ltd.	132,400	1,093
^	ASKUL Corp.	68,600	1,088
	Megane TOP Co. Ltd.	93,900	1,085
	AOKI Holdings Inc.	67,200	1,085
^,* Leopalace21 Corp.		490,200	1,083
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	237,000	1,082
	Nippon Ceramic Co. Ltd.	58,900	1,081
	NS Solutions Corp.	54,400	1,075
^	Ferrotec Corp.	105,400	1,074
	Cawachi Ltd.	50,400	1,073
	Shimizu Bank Ltd.	26,000	1,072
	Izumiya Co. Ltd.	212,000	1,072
	Futaba Industrial Co. Ltd.	177,600	1,070
	Pilot Corp.	538	1,068
*	Kenedix Inc.	8,064	1,067
	Daibiru Corp.	159,100	1,067
	Sekisui Jushi Corp.	104,000	1,059
^	Fujitsu General Ltd.	187,000	1,056
	Sumikin Bussan Corp.	373,000	1,052
	Milbon Co. Ltd.	34,360	1,052
	Denki Kogyo Co. Ltd.	218,000	1,048
	Relo Holdings Inc.	38,500	1,047
	KEY Coffee Inc.	54,800	1,043
	Bando Chemical Industries Ltd.	273,000	1,038

Nippon Synthetic Chemical Industry Co. Ltd.	170,000	1,037
Nippon Carbon Co. Ltd.	359,000	1,035
Goldcrest Co. Ltd.	59,530	1,032
Melco Holdings Inc.	40,600	1,030
Yuasa Trading Co. Ltd.	624,000	1,027
Koa Corp.	102,000	1,026
* Showa Corp.	156,100	1,024
St. Marc Holdings Co. Ltd.	26,100	1,023
Idec Corp.	94,900	1,020
Toyo Corp.	93,600	1,017
Japan Pulp & Paper Co. Ltd.	269,000	1,016
Osaka Steel Co. Ltd.	54,500	1,009
Nippon Signal Co. Ltd.	160,000	1,007
Itochu Enex Co. Ltd.	169,900	1,006
Mitsuba Corp.	116,000	1,004
Topcon Corp.	192,800	1,001
Ohsho Food Service Corp.	40,700	998
Vital KSK Holdings Inc.	119,100	997
Nippon Road Co. Ltd.	233,000	997
^ Juki Corp.	417,000	990
Nagaileben Co. Ltd.	67,400	988
As One Corp.	46,000	986
Nippon Sharyo Ltd.	229,000	985
Inabata & Co. Ltd.	155,000	984
Honeys Co. Ltd.	57,940	984
Kyoei Steel Ltd.	54,400	983
Nidec Sankyo Corp.	145,000	982
Mitsui Matsushima Co. Ltd.	471,571	981
Nissin Electric Co. Ltd.	147,000	980
Oyo Corp.	73,000	980
Monex Group Inc.	6,112	980
Mitsuboshi Belting Co. Ltd.	183,000	979
Taihei Kogyo Co. Ltd.	174,000	977
Higashi-Nippon Bank Ltd.	441,000	976
* Furukawa Co. Ltd.	1,027,000	973
DTS Corp.	74,400	973
Chudenko Corp.	87,900	969
Foster Electric Co. Ltd.	72,900	966
Enplas Corp.	42,500	966
Seiren Co. Ltd.	163,600	965
Aiphone Co. Ltd.	47,400	953
Riso Kagaku Corp.	62,500	952
^ Osaki Electric Co. Ltd.	93,000	950
Asahi Co. Ltd.	47,200	949
Seiko Holdings Corp.	442,000	948
AOC Holdings Inc.	137,400	946
Chugai Ro Co. Ltd.	259,000	945
Toda Kogyo Corp.	101,000	941
Kuroda Electric Co. Ltd.	87,800	940
Ryoyo Electro Corp.	81,100	940
J-Oil Mills Inc.	320,000	938
^ Takaoka Electric Manufacturing Co. Ltd.	297,000	927
Aida Engineering Ltd.	187,200	926
TOKAI Holdings Corp.	184,600	922
Tecmo Koei Holdings Co. Ltd.	112,900	921
JSP Corp.	56,700	918
Torishima Pump Manufacturing Co. Ltd.	64,500	917

Organo Corp.	117,000	916
Yusen Logistics Co. Ltd.	66,400	915
NEC Mobiling Ltd.	26,100	913
Sanki Engineering Co. Ltd.	168,000	912
Nagatanien Co. Ltd.	79,000	909
Nippon Koei Co. Ltd.	240,000	904
Taihei Dengyo Kaisha Ltd.	113,000	904
Tsukuba Bank Ltd.	247,000	902
GMO internet Inc.	224,500	902
C Uyemura & Co. Ltd.	22,800	900
Prima Meat Packers Ltd.	496,000	900
Okamoto Industries Inc.	231,000	899
Yorozu Corp.	37,200	898
Token Corp.	24,630	897
Sato Holding Corp.	69,900	896
Macnica Inc.	37,800	895
Ministop Co. Ltd.	48,100	895
Heiwa Real Estate REIT Inc. Class A	1,740	895
Nittetsu Mining Co. Ltd.	195,000	888
Yellow Hat Ltd.	56,200	886
kabu.com Securities Co. Ltd.	271,200	879
France Bed Holdings Co. Ltd.	431,000	878
Takamatsu Construction Group Co. Ltd.	52,300	878
Sankei Building Co. Ltd.	89,700	870
Nichiha Corp.	77,500	869
Temp Holdings Co. Ltd.	88,700	868
^ Ringer Hut Co. Ltd.	61,700	868
Sodick Co. Ltd.	169,200	864
Ines Corp.	117,300	862
Mikuni Coca-Cola Bottling Co. Ltd.	96,400	861
Aderans Co. Ltd.	71,300	860
Yokogawa Bridge Holdings Corp.	115,000	859
Nitto Kohki Co. Ltd.	37,100	858
Pal Co. Ltd.	20,450	855
Kyosan Electric Manufacturing Co. Ltd.	185,000	854
Descente Ltd.	167,000	853
Nippon Valqua Industries Ltd.	304,000	852
Nihon Yamamura Glass Co. Ltd.	312,000	850
Hibiya Engineering Ltd.	76,500	845
Yaoko Co. Ltd.	25,100	844
Fujimi Inc.	62,700	843
Harmonic Drive Systems Inc.	36,600	842
Nippon Beet Sugar Manufacturing Co. Ltd.	370,000	838
Stella Chemifa Corp.	28,600	827
* SWCC Showa Holdings Co. Ltd.	785,000	826
^ Keiyo Co. Ltd.	119,400	824
Showa Sangyo Co. Ltd.	258,000	823
Torii Pharmaceutical Co. Ltd.	43,100	821
Icom Inc.	31,200	820
Kasumi Co. Ltd.	120,100	819
Arc Land Sakamoto Co. Ltd.	44,700	818
* Nippon Yakin Kogyo Co. Ltd.	481,000	818
Totetsu Kogyo Co. Ltd.	79,000	815
* Fujiya Co. Ltd.	390,000	814
Kyudenko Corp.	129,000	814
EPS Corp.	441	811
Dai-ichi Seiko Co. Ltd.	26,900	806

	Sanyo Shokai Ltd.	321,000	801
	Kaga Electronics Co. Ltd.	71,600	801
	Sasebo Heavy Industries Co. Ltd.	443,000	799
	Gulliver International Co. Ltd.	20,400	798
	Nice Holdings Inc.	237,000	798
	Fujicco Co. Ltd.	61,000	796
	San-Ai Oil Co. Ltd.	167,000	792
	Mie Bank Ltd.	334,000	792
	Toyo Kanetsu KK	351,000	790
	Hisaka Works Ltd.	71,000	789
	OBIC Business Consultants Ltd.	16,750	787
*	Orient Corp.	794,500	786
	Atsugi Co. Ltd.	610,000	786
	Tokyotokeiba Co. Ltd.	538,000	785
	Union Tool Co.	44,200	781
	HAJIME CONSTRUCTION Co. Ltd.	36,500	779
*	OncoTherapy Science Inc.	472	778
^,* Daiichi Chuo KK		480,000	778
*	Clarion Co. Ltd.	404,000	777
	Neturen Co. Ltd.	91,200	775
*	Takara Bio Inc.	132,700	773
	Daidoh Ltd.	84,600	772
	Sinfonia Technology Co. Ltd.	331,000	770
^	Mixi Inc.	286	769
	Zenrin Co. Ltd.	82,000	763
	Nihon M&A Center Inc.	153	761
	Achilles Corp.	517,000	761
	NEC Fielding Ltd.	59,400	758
	Nihon Dempa Kogyo Co. Ltd.	62,300	756
	Aisan Industry Co. Ltd.	86,100	755
	T RAD Co. Ltd.	196,000	752
	BML Inc.	31,700	752
	Corona Corp.	44,900	749
	Ichibanya Co. Ltd.	25,000	740
	Daiken Corp.	233,000	738
*	SxL Corp.	317,000	736
	Sanyo Denki Co. Ltd.	124,000	736
	Furukawa-Sky Aluminum Corp.	272,000	734
	Sanshin Electronics Co. Ltd.	86,500	734
	Matsuda Sangyo Co. Ltd.	45,400	731
	Uniden Corp.	188,000	724
	Marusan Securities Co. Ltd.	205,100	719
	Tokyu Construction Co. Ltd.	256,970	718
	Belluna Co. Ltd.	89,350	716
	Fields Corp.	471	708
^	Macromill Inc.	72,400	707
*	Aiful Corp.	473,450	705
	Pack Corp.	46,800	704
	Bunka Shutter Co. Ltd.	178,000	701
	Eagle Industry Co. Ltd.	80,000	700
	Paris Miki Holdings Inc.	86,200	695
^	Starbucks Coffee Japan Ltd.	1,074	694
	Siix Corp.	55,600	694
	Mani Inc.	19,800	691
	Katakura Industries Co. Ltd.	74,000	689
	Kanto Denka Kogyo Co. Ltd.	178,000	688
	Asahi Intecc Co. Ltd.	30,000	687

^	Matsuya Foods Co. Ltd.	32,300	686
	Yurtec Corp.	121,000	683
	Ichiyoshi Securities Co. Ltd.	135,200	682
^	Kumiai Chemical Industry Co. Ltd.	162,000	680
	Sinanen Co. Ltd.	150,000	679
	Sumitomo Precision Products Co. Ltd.	104,000	677
	Maruetsu Inc.	175,000	677
	Dai Nippon Toryo Co. Ltd.	504,000	676
	Shin-Etsu Polymer Co. Ltd.	146,400	675
^	Dwango Co. Ltd.	367	671
	Aichi Machine Industry Co. Ltd.	177,000	668
	Asahi Organic Chemicals Industry Co. Ltd.	233,000	668
	Daiwa Industries Ltd.	121,000	667
	Denyo Co. Ltd.	49,200	666
	Toyo Kohan Co. Ltd.	177,000	666
	Kyoritsu Maintenance Co. Ltd.	35,600	664
	Toridoll.corp	64,500	664
	Daiso Co. Ltd.	199,000	661
	Japan Digital Laboratory Co. Ltd.	59,800	661
	Shikoku Chemicals Corp.	116,000	652
	Axell Corp.	29,800	652
	Tsutsumi Jewelry Co. Ltd.	27,200	651
	Koatsu Gas Kogyo Co. Ltd.	105,000	649
	Pasona Group Inc.	694	646
	Senshukai Co. Ltd.	95,700	644
	Toenec Corp.	110,000	640
	Kyodo Printing Co. Ltd.	228,000	638
	Roland Corp.	68,000	637
	Takiron Co. Ltd.	183,000	633
*	Chiba Kogyo Bank Ltd.	118,300	633
^	Bit-isle Inc.	54,000	632
	GROWELL HOLDINGS Co. Ltd.	25,630	631
	Tatsuta Electric Wire and Cable Co. Ltd.	134,000	631
*	Toko Inc.	296,000	625
^,* Matsuya Co. Ltd.		103,000	621
	Yonekyu Corp.	61,900	620
	Tokyu Livable Inc.	76,900	620
	Yushin Precision Equipment Co. Ltd.	32,900	619
	Nissin Corp.	220,000	615
	Sumitomo Seika Chemicals Co. Ltd.	135,000	614
	Nichiden Corp.	21,100	611
	Gurunavi Inc.	52,800	610
*	CMK Corp.	168,700	610
	Nihon Nohyaku Co. Ltd.	144,000	609
	Nohmi Bosai Ltd.	91,000	604
	Jeol Ltd.	215,000	602
	Nafco Co. Ltd.	34,100	599
	Tamura Corp.	210,000	599
	Sanoh Industrial Co. Ltd.	80,400	598
	SMK Corp.	175,000	580
	Daiichi Jitsugyo Co. Ltd.	119,000	576
^,* Atom Corp.		132,200	570
	SRI Sports Ltd.	51,371	566
	Able Chintai Holdings Inc.	111,100	565
	Maruzen Showa Unyu Co. Ltd.	165,000	564
	Aichi Corp.	123,300	561
	CREATE SD HOLDINGS Co. Ltd.	24,600	559

Kura Corp.	39,700	557
ASKA Pharmaceutical Co. Ltd.	86,000	554
GMO Payment Gateway Inc.	133	552
Fujita Kanko Inc.	162,000	549
Fuso Pharmaceutical Industries Ltd.	206,000	545
Obara Group Inc.	43,400	544
^ Kojima Co. Ltd.	80,300	542
Itochu-Shokuhin Co. Ltd.	14,900	542
Krosaki Harima Corp.	151,000	537
NS United Kaiun Kaisha Ltd.	305,000	533
Toyo Denki Seizo - Toyo Electric Manufacturing Co. Ltd.	136,000	532
Tokyu Community Corp.	16,300	529
Hitachi Medical Corp.	46,000	527
Mimasu Semiconductor Industry Co. Ltd.	57,400	526
Iida Home Max	65,000	525
Sekisui Plastics Co. Ltd.	138,000	524
Shinko Shoji Co. Ltd.	61,000	523
Arisawa Manufacturing Co. Ltd.	138,800	523
Japan Drilling Co. Ltd.	15,900	520
Touei Housing Corp.	49,200	519
Yahagi Construction Co. Ltd.	100,000	512
Nishio Rent All Co. Ltd.	62,000	509
Weathernews Inc.	18,461	509
Cleanup Corp.	78,700	507
Chuetsu Pulp & Paper Co. Ltd.	260,000	505
NEC Capital Solutions Ltd.	30,100	505
Seika Corp.	175,000	503
Mitsuuroko Holdings Co. Ltd.	77,000	500
^ V Technology Co. Ltd.	122	499
Takihyo Co. Ltd.	84,000	496
Mitsui Home Co. Ltd.	93,000	492
Nidec Copal Corp.	45,000	491
Hosokawa Micron Corp.	94,000	488
Shibusawa Warehouse Co. Ltd.	151,000	484
Proto Corp.	14,700	482
^ COOKPAD Inc.	22,700	482
Tsukishima Kikai Co. Ltd.	59,000	480
ST Corp.	35,500	477
Nippon Steel Trading Co. Ltd.	159,000	468
Mars Engineering Corp.	25,300	468
Systena Corp.	681	466
Chiyoda Integre Co. Ltd.	37,500	463
Shimojima Co. Ltd.	33,500	461
Nidec-Tosok Corp.	38,300	460
^ Simplex Holdings Inc.	1,375	455
Daikokutenbussan Co. Ltd.	15,500	451
JCR Pharmaceuticals Co. Ltd.	42,000	449
GCA Savvian Group Corp.	404	446
^ Shoei Co. Ltd.	94,100	433
Kanto Natural Gas Development Ltd.	79,000	433
Tokyo Energy & Systems Inc.	67,000	432
Tohokushinsha Film Corp.	63,000	430
Tenma Corp.	46,900	429
Nissen Holdings Co. Ltd.	91,000	417
Gun-Ei Chemical Industry Co. Ltd.	158,000	415
en-japan Inc.	379	413
Hakuto Co. Ltd.	40,500	412

	Yomiuri Land Co. Ltd.	125,000	409
^,* Nippon Metal Industry Co. Ltd.		422,000	405
	Namura Shipbuilding Co. Ltd.	100,100	401
	Hioki EE Corp.	23,200	393
	Japan Radio Co. Ltd.	138,000	391
	CMIC Holdings Co. Ltd.	25,600	388
	Uchida Yoko Co. Ltd.	131,000	376
^,* Japan Wind Development Co. Ltd.		389	363
	Information Services International-Dentsu Ltd.	38,700	359
	Access Co. Ltd.	883	351
*	Meiko Electronics Co. Ltd.	30,400	347
	Toho Real Estate Co. Ltd.	59,100	345
	Japan Cash Machine Co. Ltd.	44,700	345
	Pronexus Inc.	66,000	343
	Gakken Holdings Co. Ltd.	152,000	330
	Mitsubishi Research Institute Inc.	16,400	323
	Roland DG Corp.	28,000	322
	Nippon Kanzai Co. Ltd.	16,500	319
	Shinsho Corp.	127,000	318
	Kinki Sharyo Co. Ltd.	98,000	315
	Japan Vilene Co. Ltd.	69,000	309
^	Mitsubishi Kakoki Kaisha Ltd.	159,000	305
	Nidec Copal Electronics Corp.	50,800	303
	S Foods Inc.	32,500	302
	Furuno Electric Co. Ltd.	59,500	299
	Nippon Koshuha Steel Co. Ltd.	211,000	291
	Onoken Co. Ltd.	33,500	287
	Furuya Metal Co. Ltd.	7,200	286
	Airport Facilities Co. Ltd.	63,000	286
*	Best Denki Co. Ltd.	112,000	286
	Meito Sangyo Co. Ltd.	21,700	285
	Mitsui High-Tec Inc.	67,000	283
	Otsuka Kagu Ltd.	28,700	276
	Tv Tokyo Holdings Corp.	19,400	273
^	NPC Inc.	42,000	260
*	Usen Corp.	394,890	259
	Alpha Systems Inc.	16,000	256
	MTI Ltd.	222	248
	Shibaura Mechatronics Corp.	86,000	237
	Daisyo Corp.	16,900	229
*	FDK Corp.	210,000	226
	Ohara Inc.	21,000	226
	Taiko Pharmaceutical Co. Ltd.	21,200	225
	Future Architect Inc.	547	220
*	Noritsu Koki Co. Ltd.	46,700	216
*	Sparx Group Co. Ltd.	2,674	213
	VERISIGN JAPAN KK	501	180
	SEC Carbon Ltd.	48,000	170
			9,387,618
Malaysia (0.9%)
	CIMB Group Holdings Bhd.	17,870,200	40,574
	Malayan Banking Bhd.	12,438,890	33,548
	Sime Darby Bhd.	9,970,200	29,936
	Genting Bhd.	7,567,700	27,627
	IOI Corp. Bhd.	11,829,386	20,972
	Tenaga Nasional Bhd.	10,065,500	19,826
	Petronas Chemicals Group Bhd.	8,820,728	19,310

Public Bank Bhd. (Foreign)	3,879,594	17,328
Maxis Bhd.	8,341,450	15,649
DiGi.Com Bhd.	11,546,500	15,019
Kuala Lumpur Kepong Bhd.	1,761,786	14,872
Genting Malaysia Bhd.	10,974,400	14,553
Axiata Group Bhd.	9,390,300	14,410
Petronas Gas Bhd.	2,565,800	13,212
AMMB Holdings Bhd.	6,160,800	11,847
PPB Group Bhd.	1,760,800	9,796
IJM Corp. Bhd.	4,322,360	8,146
MISC Bhd.	4,118,180	8,014
Hong Leong Bank Bhd.	2,071,160	7,723
Gamuda Bhd.	6,188,600	7,517
British American Tobacco Malaysia Bhd.	426,100	6,916
Telekom Malaysia Bhd.	3,956,800	6,243
YTL Corp. Bhd.	12,213,000	6,014
SP Setia Bhd.	4,262,050	5,538
Petronas Dagangan Bhd.	929,900	5,496
AirAsia Bhd.	4,536,400	5,286
YTL Power International Bhd.	8,186,758	4,976
RHB Capital Bhd.	2,036,000	4,763
Alliance Financial Group Bhd.	3,496,700	4,555
UMW Holdings Bhd.	1,949,800	4,426
Dialog Group Bhd.	5,295,360	4,256
Kencana Petroleum Bhd.	4,062,900	4,164
* Bumi Armada Bhd.	3,204,600	4,159
Berjaya Sports Toto Bhd.	2,728,928	3,927
Parkson Holdings Bhd.	2,017,639	3,742
Malaysian Resources Corp. Bhd.	5,182,200	3,687
* UEM Land Holdings Bhd.	4,794,303	3,648
Lafarge Malayan Cement Bhd.	1,584,300	3,473
Malaysia Airports Holdings Bhd.	1,648,700	3,089
Hong Leong Financial Group Bhd.	786,400	3,067
Malaysia Marine and Heavy Engineering Holdings Bhd.	1,737,171	3,056
SapuraCrest Petroleum Bhd.	1,911,100	3,051
Berjaya Corp. Bhd.	9,623,100	3,001
IGB Corp. Bhd.	3,243,148	2,887
Bursa Malaysia Bhd.	1,184,600	2,721
MMC Corp. Bhd.	2,904,000	2,670
Sunway REIT	6,290,800	2,667
Multi-Purpose Holdings Bhd.	2,747,500	2,581
Genting Plantations Bhd.	830,400	2,564
Media Prima Bhd.	3,026,800	2,544
DRB-Hicom Bhd.	2,592,300	2,407
Kulim Malaysia Bhd.	1,468,100	2,123
Top Glove Corp. Bhd.	1,254,600	2,085
CapitaMalls Malaysia Trust	3,852,000	1,886
Proton Holdings Bhd.	954,000	1,693
* Malaysian Airline System Bhd.	2,896,200	1,600
Carlsberg Brewery-Malay Bhd.	535,000	1,572
KPJ Healthcare Bhd.	965,300	1,554
WCT Bhd.	1,903,000	1,468
* Sunway Bhd.	1,706,227	1,400
KLCC Property Holdings Bhd.	1,296,700	1,397
TAN Chong Motor Holdings Bhd.	956,300	1,348
* Time dotCom Bhd.	5,778,700	1,298
HAP Seng Consolidated Bhd.	2,273,500	1,239

POS Malaysia Bhd.	1,316,800	1,215
QL Resources Bhd.	1,167,480	1,204
Affin Holdings Bhd.	1,128,700	1,186
IJM Land Bhd.	1,628,700	1,173
MSM Malaysia Holdings Bhd.	731,000	1,171
KNM Group Bhd.	3,100,900	1,139
Eastern & Oriental Bhd.	2,077,800	1,138
JCY International Bhd.	2,648,400	1,130
Malaysia Building Society	1,511,885	1,078
Supermax Corp. Bhd.	1,518,200	1,066
OSK Holdings Bhd.	1,811,600	1,060
Tradewinds Malaysia Bhd.	308,200	1,004
KFC Holdings Malaysia Bhd.	728,200	912
IJM Plantations Bhd.	798,900	866
Keck Seng Malaysia Bhd.	607,700	827
Wah Seong Corp. Bhd.	1,173,700	798
Malaysian Bulk Carriers Bhd.	986,100	745
Lion Industries Corp. Bhd.	1,523,300	740
TA Enterprise Bhd.	3,639,800	729
QSR Brands Bhd.	336,000	716
Ta Ann Holdings Bhd.	374,800	703
* UOA Development Bhd.	1,450,700	700
Media Chinese International Ltd.	1,833,200	686
Hap Seng Plantations Holdings Bhd.	708,200	677
TSH Resources Bhd.	1,007,800	652
Unisem M Bhd.	1,254,400	642
Mah Sing Group Bhd.	935,400	632
JT International Bhd.	270,700	610
Sarawak Oil Palms Bhd.	300,600	607
Kossan Rubber Industries	523,600	601
* Mulpha International Bhd.	4,462,300	600
* Benalec Holdings Bhd.	1,272,500	568
Kian JOO CAN Factory Bhd.	755,900	556
Hartalega Holdings Bhd.	230,800	547
BIMB Holdings Bhd.	739,500	515
United Malacca Bhd.	222,700	497
Muhibbah Engineering M Bhd.	1,202,700	489
YNH Property Bhd.	742,900	447
NCB Holdings Bhd.	346,300	444
WTK Holdings Bhd.	893,500	422
Mudajaya Group Bhd.	461,066	416
* Eversendai Corp. Bhd.	804,800	415
Samling Global Ltd.	4,916,000	411
APM Automotive Holdings Bhd.	276,400	408
Hai-O Enterprise Bhd.	558,500	403
Starhill REIT	1,267,000	394
Latexx Partners Bhd.	592,400	385
TH Plantations Bhd.	481,800	380
Evergreen Fibreboard Bhd.	1,091,700	377
MBM Resources Bhd.	294,600	365
* Scomi Group Bhd.	3,802,200	356
Press Metal Bhd.	526,100	327
* Perdana Petroleum Bhd.	1,353,500	326
* Aeon Credit Service M Bhd.	145,500	325
Malaysian Pacific Industries Bhd.	261,100	298
TA Global Bhd.	2,933,300	294
Coastal Contracts Bhd.	368,133	278

Masterskill Education Group Bhd.	720,600	275
Esso Malaysia Bhd.	224,000	268
Dayang Enterprise Holdings Bhd.	418,900	263
Ann Joo Resources Bhd.	374,900	234
Paramount Corp. Bhd.	411,600	232
* Landmarks Bhd.	597,800	224
Faber Group Bhd.	390,400	222
Cahya Mata Sarawak Bhd.	323,700	221
* Malaysia Building Society Warrants Exp. 5/31/2016	489,785	204
ECM Libra Financial Group Bhd.	759,500	201
Kinsteel Bhd.	1,091,000	197
YTL E-Solutions Bhd.	696,600	197
Kim Loong Resources Bhd.	217,700	179
Uchi Technologies Bhd.	434,900	170
* YTL Land & Development Bhd.	443,800	169
Hock Seng LEE Bhd.	348,300	166
Lingui Development Bhd.	330,100	164
Naim Holdings Bhd.	266,600	164
Tradewinds Corp. Bhd.	586,300	158
* Puncak Niaga Holding Bhd.	297,200	151
CSC Steel Holdings Bhd.	302,200	145
* Alam Maritim Resources Bhd.	528,100	130
* Sunway Bhd. Warrants Exp. 8/17/2016	341,245	64
* Kulim Malaysia Bhd. Warrants Exp. 2/27/2016	165,750	62
* WCT Bhd. Warrants Exp. 2/24/2016	288,480	46
Public Bank Bhd. (Local)	8,900	40
Pharmaniaga Bhd.	20,587	35
* Coastal Contracts Bhd. Warrants Exp. 7/18/2016	46,016	9
* Dialog Group Bhd. Warrants Exp. 2/15/2017	441,280	7
* QL Resources Bhd. Warrants Exp. 2/27/2016	34,224	7
		534,370
Mexico (1.0%)
America Movil SAB de CV	148,118,140	172,049
Wal-Mart de Mexico SAB de CV	23,000,500	71,062
Fomento Economico Mexicano SAB de CV	7,188,200	50,368
Grupo Mexico SAB de CV Class B	14,096,613	44,894
Grupo Televisa SAB	8,844,800	34,900
* Cemex SAB de CV	37,564,471	25,448
Industrias Penoles SAB de CV	513,360	24,561
Grupo Financiero Banorte SAB de CV	6,012,200	23,958
Grupo Elektra SA de CV	267,695	23,431
Grupo Financiero Inbursa SA	7,437,728	15,305
Grupo Modelo SAB de CV	2,327,400	14,426
Alfa SAB de CV Class A	1,076,800	14,139
Grupo Bimbo SAB de CV Class A	6,070,700	13,507
Kimberly-Clark de Mexico SAB de CV Class A	1,917,400	10,877
* Minera Frisco SAB de CV	2,333,210	10,536
Coca-Cola Femsa SAB de CV	998,900	9,786
Mexichem SAB de CV	2,635,963	9,115
Grupo Carso SAB de CV	2,096,500	6,265
Arca Continental SAB de CV	1,216,524	5,632
El Puerto de Liverpool SAB de CV	739,503	5,621
Grupo Aeroportuario del Sureste SAB de CV Class B	773,191	5,074
Grupo Aeroportuario del Pacifico SAB de CV Class B	1,307,800	4,901
Compartamos SAB de CV	3,809,900	4,463
* Genomma Lab Internacional SAB de CV Class B	1,732,600	3,800
* Promotora y Operadora de Infraestructura SAB de CV	760,500	3,472

* Empresas ICA SAB de CV	2,092,536	3,413
* Controladora Comercial Mexicana SAB de CV	1,472,856	2,931
* Desarrolladora Homex SAB de CV	831,000	2,796
* Urbi Desarrollos Urbanos SAB de CV	1,943,100	2,768
* Corp GEO SAB de CV	1,732,757	2,751
* Industrias CH SAB de CV Class B	631,844	2,339
TV Azteca SAB de CV	3,038,235	2,084
Grupo Aeroportuario del Pacifico SAB de CV ADR	48,526	1,818
* Gruma SAB de CV Class B	673,300	1,490
Alsea SAB de CV	1,298,693	1,465
Bolsa Mexicana de Valores SAB de CV	757,252	1,414
Grupo Aeroportuario del Centro Norte Sab de CV	610,242	1,152
* Axtel SAB de CV	3,016,258	1,041
* Grupo Aeromexico SAB de CV	486,222	924
* Grupo Simec SAB de CV Class B	361,010	923
Consorcio ARA SAB de CV	2,673,366	907
Grupo Herdez SAB de CV	447,878	878
* Grupo Famsa SAB de CV Class A	566,871	505
Financiera Independencia SAB de CV	888,934	415
Cia Minera Autlan SAB de CV Class B	187,000	226
		639,830
Morocco (0.0%)
Maroc Telecom SA	49,896	820
Douja Promotion Groupe Addoha SA	84,813	718
Attijariwafa Bank	15,081	641
		2,179
Netherlands (1.6%)
Unilever NV	6,012,160	200,360
* ING Groep NV	14,144,060	129,046
Koninklijke Philips Electronics NV	3,723,852	75,426
ASML Holding NV	1,586,044	68,183
Koninklijke KPN NV	5,445,177	59,753
Koninklijke Ahold NV	4,288,040	56,903
Akzo Nobel NV	854,558	44,591
Heineken NV	958,606	44,375
* Aegon NV	6,356,740	30,882
Reed Elsevier NV	2,535,914	30,266
Koninklijke DSM NV	567,298	29,159
Wolters Kluwer NV	1,117,284	20,298
Heineken Holding NV	427,509	17,300
Fugro NV	254,186	16,757
Randstad Holding NV	442,271	15,105
Koninklijke Vopak NV	259,524	14,132
TNT Express NV	1,306,171	10,969
SBM Offshore NV	632,438	10,747
Corio NV	220,830	10,291
Koninklijke Boskalis Westminster NV	259,055	10,059
Nutreco NV	128,387	9,112
Imtech NV	276,523	8,555
Delta Lloyd NV	376,287	6,897
Aalberts Industries NV	357,150	6,707
Wereldhave NV	75,043	5,509
PostNL NV	1,306,417	5,271
ASM International NV	159,056	5,267
Eurocommercial Properties NV	148,532	5,146
CSM	251,745	4,682

	Arcadis NV	201,876	3,903
	Koninklijke BAM Groep NV	804,063	3,480
	Mediq NV	199,713	3,180
	Vastned Retail NV	68,158	3,037
	TKH Group NV	129,707	2,970
	Tetragon Financial Group Ltd.	450,308	2,904
	Koninklijke Ten Cate NV	93,254	2,900
	Sligro Food Group NV	95,312	2,690
	Nieuwe Steen Investments NV	193,357	2,379
	Unit 4 NV	95,122	2,227
*	Wavin NV	167,722	2,014
	USG People NV	230,119	1,963
^,* TomTom NV		410,491	1,857
	BinckBank NV	171,828	1,855
	Brunel International NV	38,310	1,355
	Beter Bed Holding NV	60,889	1,291
*	SNS REAAL NV	533,354	1,278
*	AMG Advanced Metallurgical Group NV	99,563	1,150
^	Koninklijke Wessanen NV	300,380	1,091
	Exact Holding NV	47,109	1,080
	Accell Group	39,102	832
	Heijmans NV	62,473	742
	Amsterdam Commodities NV	53,185	734
	BE Semiconductor Industries NV	97,229	715
	Kendrion NV	27,885	672
	Grontmij NV	60,107	403
	KAS Bank NV	33,174	375
^	Kardan NV	159,996	364
	ASML Holding NV	7,466	321
*	Aegon NV	922	4
			1,001,514
New Zealand (0.1%)
	Telecom Corp. of New Zealand Ltd.	7,095,565	12,373
	Fletcher Building Ltd.	2,247,231	12,086
	Auckland International Airport Ltd.	3,445,039	6,973
	Sky City Entertainment Group Ltd.	2,150,091	6,255
	Contact Energy Ltd.	1,281,327	5,055
*	Chorus Ltd.	1,416,906	3,814
	Fisher & Paykel Healthcare Corp. Ltd.	1,904,083	3,340
	Sky Network Television Ltd.	643,775	2,775
	Goodman Property Trust	2,901,656	2,443
	Ryman Healthcare Ltd.	1,034,914	2,415
	Infratil Ltd.	1,536,086	2,376
	Kiwi Income Property Trust	2,686,671	2,316
	Mainfreight Ltd.	282,757	2,274
	Vector Ltd.	944,102	2,096
	AMP NZ Office Ltd.	2,876,276	2,042
	Freightways Ltd.	579,613	1,765
	Nuplex Industries Ltd.	738,292	1,515
	Fletcher Building Ltd. (Australian Shares)	240,759	1,286
	Warehouse Group Ltd.	381,820	959
	Air New Zealand Ltd.	1,163,556	873
	New Zealand Oil & Gas Ltd.	1,411,467	843
	Tower Ltd.	708,634	830
*	Fisher & Paykel Appliances Holdings Ltd.	1,889,138	538

*	PGG Wrightson Ltd.	1,026,206	313
			77,555
Norway (0.7%)
	Statoil ASA	4,118,948	103,704
	Seadrill Ltd.	1,211,781	45,122
	Telenor ASA	2,677,124	43,667
	DNB ASA	3,606,870	38,053
	Yara International ASA	693,131	27,953
	Orkla ASA	2,859,823	23,202
*	Subsea 7 SA	1,036,412	21,009
	Norsk Hydro ASA	3,436,985	18,193
*	Petroleum Geo-Services ASA	761,890	9,787
	TGS Nopec Geophysical Co. ASA	367,860	9,242
	Gjensidige Forsikring ASA	743,434	8,594
	Schibsted ASA	281,736	8,061
	Aker Solutions ASA	611,102	7,518
	ProSafe SE	854,281	6,646
	Storebrand ASA	1,224,098	6,061
	Marine Harvest ASA	9,232,928	5,019
	Fred Olsen Energy ASA	121,331	4,583
	Tomra Systems ASA	557,734	4,082
	Statoil Fuel & Retail ASA	509,311	3,774
*	Det Norske Oljeselskap ASA	227,678	3,488
^,* DNO International ASA		2,481,536	3,448
	Aker ASA	96,895	2,729
	Cermaq ASA	195,478	2,696
	Atea ASA	249,337	2,436
*	Algeta ASA	93,777	2,420
	Stolt-Nielsen Ltd.	103,339	2,227
	Norwegian Property ASA	1,443,515	2,081
	SpareBank 1 SMN	298,083	1,937
	BW Offshore Ltd.	1,222,497	1,848
^,* Northland Resources SA		901,824	1,783
*	Songa Offshore SE	457,899	1,774
^	Renewable Energy Corp. ASA	1,996,356	1,490
	Austevoll Seafood ASA	335,835	1,467
*	Kvaerner ASA	639,946	1,422
^	Nordic Semiconductor ASA	444,337	1,389
	Opera Software ASA	273,540	1,364
	Leroey Seafood Group ASA	71,467	1,197
*	Electromagnetic GeoServices AS	424,132	1,192
^	Frontline Ltd.	204,165	1,044
^,* Sevan Drilling AS		875,111	1,028
*	Dockwise Ltd.	60,783	1,025
^,* Norwegian Air Shuttle AS		75,987	1,011
	Northern Offshore Ltd.	369,104	821
^,* Archer Ltd.		336,528	779
*	Panoro Energy ASA	911,600	743
	Golden Ocean Group Ltd.	907,507	742
^,* Norwegian Energy Co. AS		664,012	675
*	Polarcus Ltd.	956,949	637
*	Pronova BioPharma AS	549,151	619
	Bakkafrost PF	75,747	525
*	EDB ErgoGroup ASA	292,617	522
*	Eltek ASA	696,552	458
*	Morpol ASA	260,125	442
*	Copeinca ASA	67,081	425

* Deep Sea Supply plc	224,326	390
* Hurtigruten ASA	661,425	383
BWG Homes ASA	168,483	365
		445,292
Peru (0.2%)
Cia de Minas Buenaventura SA ADR	406,867	17,455
Credicorp Ltd.	141,272	15,926
Southern Copper Corp.	407,885	14,149
Cia de Minas Buenaventura SA	289,871	12,505
Credicorp Ltd. (U.S. Shares)	108,451	12,326
Volcan Cia Minera SAA Class B	5,863,230	7,632
Southern Copper Corp. (Registered)	213,252	7,434
* Rio Alto Mining Ltd.	612,335	2,431
Ferreyros SA	2,037,821	1,955
Casa Grande SAA	123,236	733
Refineria La Pampilla SA Relapasa	1,669,892	621
* Cia Minera Atacocha SA Class B	1,616,341	493
Corp Aceros Arequipa SA	561,400	480
		94,140
Philippines (0.2%)
Philippine Long Distance Telephone Co.	158,945	10,155
SM Investments Corp.	674,690	9,766
Ayala Land Inc.	19,376,900	7,970
SM Prime Holdings Inc.	20,461,600	7,820
Aboitiz Equity Ventures Inc.	7,113,000	6,930
Manila Electric Co.	1,024,483	6,681
Ayala Corp.	649,728	5,315
BDO Unibank Inc.	3,412,140	4,761
Aboitiz Power Corp.	6,750,723	4,751
San Miguel Corp.	1,715,017	4,691
Alliance Global Group Inc.	15,239,541	3,904
Universal Robina Corp.	3,040,300	3,803
International Container Terminal Services Inc.	2,855,000	3,726
Bank of the Philippine Islands	2,624,101	3,701
Energy Development Corp.	27,428,700	3,579
Jollibee Foods Corp.	1,557,320	3,549
Globe Telecom Inc.	122,750	3,331
Metropolitan Bank & Trust	1,594,542	2,817
Security Bank Corp.	771,060	2,045
Robinsons Land Corp.	5,908,134	1,936
* Belle Corp.	15,492,108	1,727
Megaworld Corp.	36,322,000	1,446
* First Gen Corp.	4,531,600	1,368
Manila Water Co. Inc.	2,580,900	1,264
Cebu Air Inc.	767,760	1,201
First Philippine Holdings Corp.	840,700	1,167
* Philippine National Bank	701,240	1,027
Rizal Commercial Banking Corp.	1,383,240	980
SM Development Corp.	5,751,976	941
Lopez Holdings Corp.	7,486,770	905
* Lepanto Consolidated Mining	21,030,000	901
Filinvest Land Inc.	31,519,000	852
* Atlas Consolidated Mining & Development	1,671,600	739
Vista Land & Lifescapes Inc.	10,085,250	717
Nickel Asia Corp.	1,020,600	565
Philweb Corp.	1,564,400	565

*	Global-Estate Resorts Inc.	6,361,000	332
			117,928
Poland (0.3%)
	Powszechna Kasa Oszczednosci Bank Polski SA	2,311,235	24,962
	KGHM Polska Miedz SA	517,389	22,478
	Powszechny Zaklad Ubezpieczen SA	207,705	21,544
	Bank Pekao SA	434,929	21,252
	PGE SA	2,411,234	15,334
	Telekomunikacja Polska SA	2,698,242	14,474
*	Polski Koncern Naftowy Orlen SA	1,191,117	13,576
	Polskie Gornictwo Naftowe i Gazownictwo SA	6,480,413	7,827
	Tauron Polska Energia SA	3,922,604	6,584
*	Jastrzebska Spolka Weglowa SA	154,895	5,101
^,* BRE Bank SA		54,175	4,950
^	Lubelski Wegiel Bogdanka SA	127,223	4,886
*	Kernel Holding SA	177,437	3,775
	Asseco Poland SA	245,496	3,570
	Synthos SA	2,129,165	3,419
*	Cyfrowy Polsat SA	775,456	3,173
	Bank Handlowy w Warszawie SA	119,577	2,774
	Eurocash SA	249,296	2,320
	Enea SA	406,835	2,274
	Bank Millennium SA	1,624,053	2,110
^,* Get Bank SA		3,576,420	2,039
*	Globe Trade Centre SA	601,431	1,977
	TVN SA	560,618	1,961
*	Grupa Lotos SA	235,157	1,906
*	Netia SA	908,050	1,601
	Warsaw Stock Exchange	95,542	1,188
	Polimex-Mostostal SA	2,081,360	1,164
*	AmRest Holdings SE	56,169	1,106
	PBG SA	42,294	1,079
	Budimex SA	39,328	1,037
*	Getin Holding SA	1,221,919	926
*	Rovese SA	537,062	912
*	Ciech SA	140,150	848
*	Zaklady Azotowe w Tarnowie-Moscicach SA	85,363	797
^,* Boryszew SA		3,339,990	780
*	Kopex SA	96,298	704
	Zaklady Azotowe Pulawy SA	22,979	663
*	Bank Gospodarki Zywnosciowej SA	41,063	595
	Agora SA	152,073	567
*	KRUK SA	35,148	462
	NFI Empik Media & Fashion SA	145,846	425
*	Bioton SA	10,855,238	372
*	PZ Cormay SA	70,029	347
	Rafako SA	119,898	294
*	Zaklady Chemiczne Police SA	89,120	289
*	Alchemia SA	157,692	247
*	LC Corp. SA	618,902	217
*	JW Construction Holding SA	91,524	216
	Impexmetal SA	177,113	213
*	Trakcja-Tiltra SA	411,803	167
			211,482
Portugal (0.1%)
	EDP - Energias de Portugal SA	7,031,710	20,527

	Galp Energia SGPS SA Class B	851,787	13,753
*	Jeronimo Martins SGPS SA	808,660	13,511
	Portugal Telecom SGPS SA	2,478,993	12,325
	Cimpor Cimentos de Portugal SGPS SA	744,111	5,017
*	EDP Renovaveis SA	797,359	4,594
^	Banco Espirito Santo SA	2,757,553	4,563
^,* Banco Comercial Portugues SA		14,749,448	2,611
^	Brisa Auto-Estradas de Portugal SA	664,619	1,950
	Sonae	3,026,520	1,735
	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	528,898	1,703
*	Portucel Empresa Produtora de Pasta e Papel SA	702,856	1,665
*	Semapa-Sociedade de Investimento e Gestao	229,644	1,584
	REN - Redes Energeticas Nacionais SA	431,124	1,164
	Altri SGPS SA	440,926	651
^,* Banco BPI SA		989,748	624
	Sonaecom - SGPS SA	313,117	491
	Mota-Engil SGPS SA	197,588	268
*	BANIF SGPS SA	462,309	176
*	Sonae Industria SGPS SA	185,571	152
			89,064
Russia (1.4%)
	Gazprom OAO ADR	13,106,983	159,250
	Sberbank of Russia	31,652,539	93,747
	Gazprom OAO	13,103,634	79,375
	Lukoil OAO ADR	1,345,468	79,032
	NovaTek OAO GDR	336,046	45,473
	Uralkali OJSC	5,129,945	36,588
	MMC Norilsk Nickel OJSC	173,110	33,296
	Mobile Telesystems OJSC ADR	1,912,392	32,052
	Lukoil OAO	539,583	31,568
	Rosneft Oil Co. GDR	3,768,150	27,823
	Rostelecom OJSC	4,874,468	24,077
	Tatneft ADR	668,054	23,342
	VTB Bank OJSC GDR	4,736,378	22,218
	Magnit OJSC GDR	820,864	21,121
	Surgutneftegas OJSC ADR	2,087,164	19,574
	Federal Hydrogenerating Co. JSC	429,258,555	16,316
	Surgutneftegas OJSC Prior Pfd.	25,626,704	15,884
	Rosneft Oil Co.	2,092,560	15,519
	Federal Grid Co. Unified Energy System JSC	1,151,804,932	12,013
	AK Transneft OAO Prior Pfd.	5,692	10,863
	Sistema JSFC GDR	445,468	8,657
	Severstal OAO GDR	565,401	8,148
	Sberbank of Russia Prior Pfd.	3,651,469	7,964
	Tatneft	1,234,016	7,273
	Mechel ADR	548,475	6,083
	Novolipetsk Steel OJSC GDR	244,952	6,048
*	IDGC Holding JSC	64,736,300	5,901
	Surgutneftegas OJSC	5,560,516	5,214
	Inter Rao Ues OAO	4,646,976,256	5,019
	VSMPO-AVISMA Corp.	19,127	3,682
	LSR Group GDR	678,196	3,243
	TMK OAO GDR	225,605	2,669
	Severstal OAO	171,803	2,488
	OGK-2 OAO	86,999,502	2,182
*	OGK-1 OAO	77,095,400	1,866
*	PIK Group	520,717	1,269

* AvtoVAZ OAO	1,422,095	1,120
* Sollers OJSC	66,771	791
* Sberbank of Russia ADR	59,262	712
* RAO Energy System of East OAO	61,682,100	550
* FEEC	12,963,139	531
Inter-Regional Distribution Network Co. Center and Privolzhya OJSC	97,007,800	481
* Pharmacy Chain 36.6 OAO	240,134	373
* Mosenergosbyt JSC	21,540,740	366
VTB Bank OJSC	147,466,163	344
* Razgulay Group	349,380	316
* Protek	497,782	298
* TGK-6 JSC	1,078,169,787	237
* Belon OJSC	587,845	199
MMC Norilsk Nickel OJSC ADR	9,538	184
* TGK-5	828,028,359	182
* RBC OJSC	352,429	179
* TGK-9 OAO	735,267,231	66
		883,766
Singapore (1.3%)
Singapore Telecommunications Ltd.	29,415,187	72,447
DBS Group Holdings Ltd.	6,485,742	69,611
Oversea-Chinese Banking Corp. Ltd.	9,380,286	63,913
United Overseas Bank Ltd.	4,650,752	63,841
Keppel Corp. Ltd.	5,264,576	45,309
Wilmar International Ltd.	7,066,576	29,984
* Genting Singapore plc	22,512,473	29,063
CapitaLand Ltd.	9,432,400	19,667
Fraser and Neave Ltd.	3,390,531	18,277
Singapore Airlines Ltd.	1,985,205	17,483
Singapore Press Holdings Ltd.	5,636,006	16,608
Singapore Exchange Ltd.	3,146,691	16,213
Jardine Cycle & Carriage Ltd.	395,197	16,096
Noble Group Ltd.	14,338,383	15,304
City Developments Ltd.	1,851,984	14,485
Golden Agri-Resources Ltd.	24,775,964	14,428
Hutchison Port Holdings Trust	19,247,669	14,411
SembCorp Industries Ltd.	3,653,566	13,818
Singapore Technologies Engineering Ltd.	5,639,877	13,197
SembCorp Marine Ltd.	3,058,026	12,022
Olam International Ltd.	5,441,903	11,196
CapitaMall Trust	7,979,913	10,827
* Global Logistic Properties Ltd.	6,779,097	10,707
Ascendas REIT	6,486,762	9,608
ComfortDelGro Corp. Ltd.	6,896,537	8,125
Suntec REIT	7,457,000	6,652
CapitaCommercial Trust	7,361,000	6,274
Keppel Land Ltd.	2,741,435	6,186
Yangzijiang Shipbuilding Holdings Ltd.	7,025,636	6,147
UOL Group Ltd.	1,674,790	6,113
Venture Corp. Ltd.	944,000	5,403
CapitaMalls Asia Ltd.	5,115,853	5,372
StarHub Ltd.	2,244,110	5,044
SATS Ltd.	2,465,000	4,482
^ Sakari Resources Ltd.	2,364,000	4,400
SMRT Corp. Ltd.	2,765,000	3,827
* Biosensors International Group Ltd.	2,955,000	3,804
Singapore Post Ltd.	4,758,000	3,685

	Mapletree Industrial Trust	4,132,880	3,673
	CDL Hospitality Trusts	2,545,000	3,586
^	Cosco Corp. Singapore Ltd.	3,712,513	3,470
	Mapletree Logistics Trust	4,841,000	3,346
	Neptune Orient Lines Ltd.	3,242,630	3,344
	M1 Ltd.	1,343,000	2,582
	Mapletree Commercial Trust	3,561,000	2,444
	Starhill Global REIT	4,721,000	2,271
^	Yanlord Land Group Ltd.	2,439,000	2,222
^	Hyflux Ltd.	1,996,000	2,176
*	Indofood Agri Resources Ltd.	1,848,000	2,115
	Frasers Centrepoint Trust	1,837,000	2,093
	Parkway Life REIT	1,410,000	1,990
	Overseas Union Enterprise Ltd.	1,115,000	1,983
^	First Resources Ltd.	1,441,000	1,873
	Lippo Malls Indonesia Retail Trust	5,942,000	1,790
	Ascott Residence Trust	2,188,000	1,721
	Singapore Land Ltd.	364,000	1,696
	Cache Logistics Trust	2,161,000	1,690
	Wing Tai Holdings Ltd.	1,726,000	1,686
	Cambridge Industrial Trust	4,165,000	1,685
	CapitaRetail China Trust	1,692,000	1,655
2	ARA Asset Management Ltd.	1,483,800	1,640
^	STX OSV Holdings Ltd.	1,436,000	1,611
	K-REIT Asia	2,253,100	1,573
	Sabana Shari'ah Compliant Industrial REIT	2,228,118	1,559
*	Ezra Holdings Ltd.	1,798,000	1,496
	Goodpack Ltd.	1,197,000	1,450
	UOB-Kay Hian Holdings Ltd.	1,121,000	1,424
	Wheelock Properties Singapore Ltd.	1,100,000	1,397
*	Perennial China Retail Trust	3,337,000	1,347
	Ascendas India Trust	2,167,000	1,316
	Raffles Medical Group Ltd.	734,000	1,287
^	Midas Holdings Ltd.	3,979,000	1,211
*	Jaya Holdings Ltd.	2,597,000	1,198
	Frasers Commercial Trust	1,891,600	1,156
	Metro Holdings Ltd.	2,004,400	1,148
	OSIM International Ltd.	1,072,000	1,103
	CSE Global Ltd.	1,510,000	1,089
	Sound Global Ltd.	2,206,000	1,029
	United Engineers Ltd.	622,000	1,022
	AIMS AMP Capital Industrial REIT	1,234,400	995
	GMG Global Ltd.	8,910,000	976
	GuocoLeisure Ltd.	1,763,000	944
	First REIT	1,504,000	932
^,*	Ying Li International Real Estate Ltd.	3,427,000	910
	Ezion Holdings Ltd.	1,524,000	904
	Ho Bee Investment Ltd.	962,000	859
	Stamford Land Corp. Ltd.	1,863,000	829
^	Raffles Education Corp. Ltd.	2,166,999	799
^,*	LionGold Corp. Ltd.	1,136,000	795
	China Aviation Oil Singapore Corp. Ltd.	858,000	782
^,*,2 China Minzhong Food Corp. Ltd.		1,090,000	768
	K-Green Trust	930,000	747
	CWT Ltd.	855,000	703
	Hong Leong Asia Ltd.	516,000	702
	Super Group Ltd.	615,000	679

^,*	Tiger Airways Holdings Ltd.	1,222,500	673
	Boustead Singapore Ltd.	863,000	592
*	Swiber Holdings Ltd.	1,190,000	565
	Tat Hong Holdings Ltd.	798,000	552
	SC Global Developments Ltd.	622,000	518
*	Sheng Siong Group Ltd.	1,394,000	515
	Elec & Eltek International Co. Ltd.	174,000	459
*	Gallant Venture Ltd.	1,965,000	459
	Tuan Sing Holdings Ltd.	1,571,230	368
	Mewah International Inc.	869,662	365
*	Manhattan Resources Ltd.	469,000	339
	Hi-P International Ltd.	634,000	334
*	Hong Fok Corp. Ltd.	856,000	334
	Rotary Engineering Ltd.	650,000	328
	Amtek Engineering Ltd.	579,340	308
	China XLX Fertiliser Ltd.	1,139,000	293
	SunVic Chemical Holdings Ltd.	673,779	283
	Transpac Industrial Holdings Ltd.	213,025	282
	Keppel Telecommunications & Transportation Ltd.	316,000	277
	Oxley Holdings Ltd.	1,052,000	272
*	Oceanus Group Ltd.	4,346,000	251
	CH Offshore Ltd.	807,000	249
*	KS Energy Ltd.	276,000	217
^	Otto Marine Ltd.	1,893,000	198
	K1 Ventures Ltd.	2,094,000	168
*	Golden Agri-Resources Ltd. Warrants Exp. 7/23/2012	724,972	108
			792,807
South Africa (1.9%)
	MTN Group Ltd.	6,260,021	106,507
	Sasol Ltd.	2,017,311	103,150
	Naspers Ltd.	1,424,140	71,209
	AngloGold Ashanti Ltd.	1,407,314	64,477
	Standard Bank Group Ltd.	4,395,165	60,100
	Gold Fields Ltd.	2,666,649	44,030
	Impala Platinum Holdings Ltd.	1,862,827	40,790
	FirstRand Ltd.	10,364,254	29,837
	Remgro Ltd.	1,601,335	26,008
	Sanlam Ltd.	6,575,285	25,384
	Shoprite Holdings Ltd.	1,500,901	24,924
	Bidvest Group Ltd.	1,150,643	24,642
	Kumba Iron Ore Ltd.	295,288	20,214
	ABSA Group Ltd.	1,054,907	19,977
	Tiger Brands Ltd.	594,843	19,138
	Harmony Gold Mining Co. Ltd.	1,424,705	17,294
	Anglo American Platinum Ltd.	241,263	17,061
	Vodacom Group Ltd.	1,362,539	16,758
	Truworths International Ltd.	1,608,938	16,078
	Growthpoint Properties Ltd.	5,939,108	15,102
	Nedbank Group Ltd.	752,275	15,040
	Woolworths Holdings Ltd.	2,798,253	15,017
	Aspen Pharmacare Holdings Ltd.	1,038,070	13,208
	Steinhoff International Holdings Ltd.	4,070,030	12,981
	African Bank Investments Ltd.	2,676,643	12,467
	Imperial Holdings Ltd.	658,866	11,674
	Exxaro Resources Ltd.	462,450	11,385
	Foschini Group Ltd.	754,638	10,474
	Mr Price Group Ltd.	873,269	9,619

RMB Holdings Ltd.	2,570,118	9,535
African Rainbow Minerals Ltd.	395,047	9,300
Redefine Properties Ltd.	9,380,470	9,146
MMI Holdings Ltd.	3,878,277	9,005
Spar Group Ltd.	635,011	8,986
Massmart Holdings Ltd.	396,202	8,912
Barloworld Ltd.	767,267	8,581
Life Healthcare Group Holdings Ltd.	2,707,604	7,333
Pretoria Portland Cement Co. Ltd.	1,940,543	7,021
Nampak Ltd.	2,334,440	6,743
* Sappi Ltd.	1,967,378	6,489
Discovery Holdings Ltd.	1,097,532	6,376
Aveng Ltd.	1,369,521	6,071
ArcelorMittal South Africa Ltd.	664,804	5,794
Netcare Ltd.	3,190,038	5,534
Reunert Ltd.	659,866	5,482
Capital Property Fund	4,635,911	5,439
Investec Ltd.	855,792	5,238
RMI Holdings	2,728,654	5,231
Tongaat Hulett Ltd.	384,218	5,078
AVI Ltd.	929,797	4,931
Adcock Ingram Holdings Ltd.	607,446	4,860
Aeci Ltd.	443,309	4,824
Sun International Ltd.	409,247	4,724
Clicks Group Ltd.	932,417	4,723
Pick n Pay Stores Ltd.	809,683	4,719
Liberty Holdings Ltd.	412,457	4,488
* Brait SE	1,667,862	4,264
* Murray & Roberts Holdings Ltd.	1,189,970	4,079
Hyprop Investments Ltd.	562,848	4,035
Northam Platinum Ltd.	918,725	3,955
Resilient Property Income Fund Ltd.	808,926	3,906
JD Group Ltd.	610,215	3,853
Fountainhead Property Trust	4,248,142	3,799
Telkom SA Ltd.	981,769	3,700
DataTec Ltd.	634,684	3,461
Mondi Ltd.	413,850	3,297
Grindrod Ltd.	1,620,192	3,096
SA Corporate Real Estate Fund Nominees Pty Ltd.	6,769,931	3,093
Lewis Group Ltd.	315,567	2,997
JSE Ltd.	301,984	2,955
Acucap Properties Ltd.	566,677	2,898
Coronation Fund Managers Ltd.	890,813	2,882
Illovo Sugar Ltd.	819,010	2,670
Wilson Bayly Holmes-Ovcon Ltd.	186,666	2,623
Pick'n Pay Holdings Ltd.	1,002,694	2,444
Santam Ltd.	125,849	2,363
Emira Property Fund	1,443,399	2,314
Allied Electronics Corp. Ltd. Prior Pfd.	761,730	2,280
Astral Foods Ltd.	143,394	2,208
Omnia Holdings Ltd.	172,422	1,908
* Super Group Ltd.	1,248,997	1,834
* Mpact Ltd.	889,923	1,705
Hudaco Industries Ltd.	113,617	1,580
Vukile Property Fund Ltd.	800,324	1,572
* Royal Bafokeng Platinum Ltd.	187,691	1,422
Group Five Ltd.	442,390	1,413

EOH Holdings Ltd.	365,422	1,377
Sycom Property Fund	436,843	1,329
Blue Label Telecoms Ltd.	1,465,415	1,168
Cashbuild Ltd.	77,659	1,166
City Lodge Hotels Ltd.	114,053	1,126
Advtech Ltd.	1,339,194	1,093
African Oxygen Ltd.	465,404	1,058
Palabora Mining Co. Ltd.	51,671	1,043
Famous Brands Ltd.	161,706	961
DRDGOLD Ltd.	1,424,401	951
Allied Technologies Ltd.	140,882	945
* Hulamin Ltd.	809,318	879
Afgri Ltd.	1,121,836	874
Cipla Medpro South Africa Ltd.	1,026,031	864
Clover Industries Ltd.	540,902	854
Adcorp Holdings Ltd.	233,355	794
* Wesizwe	4,144,915	774
Raubex Group Ltd.	407,179	686
* Mvelaphanda Group Ltd.	1,433,941	632
Basil Read Holdings Ltd.	370,481	629
Zeder Investments Ltd.	1,859,329	605
* Sentula Mining Ltd.	1,815,717	477
Stefanutti Stocks Holdings Ltd.	307,111	412
Merafe Resources Ltd.	3,515,209	409
Allied Electronics Corp. Ltd.	131,424	390
Arrowhead Properties Ltd. Class A	280,429	219
* Evraz Highveld Steel and Vanadium Ltd.	40,392	201
* Arrowhead Properties Ltd. Class B	280,429	150
		1,155,780
South Korea (3.6%)
Samsung Electronics Co. Ltd.	339,323	334,126
Hyundai Motor Co.	569,356	111,843
2 Samsung Electronics Co. Ltd. GDR	136,817	67,542
Hyundai Mobis	251,286	61,949
POSCO	161,267	59,339
LG Chem Ltd.	171,345	56,883
Kia Motors Corp.	883,550	53,047
Shinhan Financial Group Co. Ltd.	1,199,540	47,720
Samsung Electronics Co. Ltd. Prior Pfd.	75,947	44,587
Hynix Semiconductor Inc.	1,854,150	44,212
Hyundai Heavy Industries Co. Ltd.	154,081	42,658
KB Financial Group Inc.	1,077,281	40,839
SK Innovation Co. Ltd.	221,551	33,438
POSCO ADR	321,137	29,468
NHN Corp.	151,199	28,504
Samsung C&T Corp.	461,316	28,403
KT&G Corp.	405,112	28,385
LG Electronics Inc.	378,100	27,806
Hana Financial Group Inc.	806,690	27,620
Samsung Fire & Marine Insurance Co. Ltd.	130,595	25,265
LG Display Co. Ltd.	857,890	22,329
LG Corp.	351,030	21,966
Samsung Engineering Co. Ltd.	110,314	21,010
Hyundai Steel Co.	204,408	19,688
Samsung Heavy Industries Co. Ltd.	598,780	19,012
E-Mart Co. Ltd.	76,709	18,479
Samsung Electro-Mechanics Co. Ltd.	219,828	18,003

S-Oil Corp.	165,406	17,891
Honam Petrochemical Corp.	52,996	17,221
Hyundai Engineering & Construction Co. Ltd.	245,970	15,666
Samsung SDI Co. Ltd.	125,512	15,556
Cheil Industries Inc.	172,891	15,445
Shinhan Financial Group Co. Ltd. ADR	187,853	14,870
NCSoft Corp.	56,412	14,785
LG Household & Health Care Ltd.	34,331	14,604
* Korea Electric Power Corp.	567,890	14,112
2 Samsung Life Insurance Co. Ltd.	184,291	13,741
Hankook Tire Co. Ltd.	338,280	13,491
OCI Co. Ltd.	57,851	13,437
Woori Finance Holdings Co. Ltd.	1,333,057	13,129
Lotte Shopping Co. Ltd.	37,622	12,841
SK Holdings Co. Ltd.	94,400	11,766
GS Engineering & Construction Corp.	132,632	11,756
Samsung Securities Co. Ltd.	205,628	11,214
Korea Zinc Co. Ltd.	31,415	10,699
GS Holdings	189,869	10,505
KB Financial Group Inc. ADR	277,056	10,500
Amorepacific Corp.	11,768	10,482
Daelim Industrial Co. Ltd.	103,396	9,934
Korea Electric Power Corp. ADR	763,302	9,412
Doosan Heavy Industries & Construction Co. Ltd.	155,070	9,312
Hyundai Department Store Co. Ltd.	55,741	9,075
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	349,040	8,637
Celltrion Inc.	255,965	8,550
Kangwon Land Inc.	352,570	8,261
Hyundai Glovis Co. Ltd.	47,922	8,206
Hyundai Motor Co. 2nd Pfd.	139,347	8,189
Orion Corp.	13,014	7,932
CJ CheilJedang Corp.	28,833	7,902
Hanwha Chem Corp.	305,660	7,851
Daewoo Securities Co. Ltd.	661,223	7,736
* BS Financial Group Inc.	680,690	7,696
Mando Corp.	47,322	7,659
Woongjin Coway Co. Ltd.	201,820	7,310
Samsung Techwin Co. Ltd.	135,591	6,819
Shinsegae Co. Ltd.	27,629	6,785
Dongbu Insurance Co. Ltd.	158,770	6,784
Industrial Bank of Korea	603,820	6,772
Korea Exchange Bank	955,880	6,726
Hyundai Marine & Fire Insurance Co. Ltd.	227,360	6,671
DGB Financial Group Inc.	488,710	6,509
SK C&C Co. Ltd.	55,544	6,443
* Doosan Infracore Co. Ltd.	372,750	6,291
Samsung Card Co.	156,348	6,031
Korean Air Lines Co. Ltd.	130,917	5,932
Korea Kumho Petrochemical	36,757	5,483
SK Telecom Co. Ltd. ADR	387,319	5,426
SK Telecom Co. Ltd.	42,498	5,391
LG International Corp.	108,030	5,307
Hanwha Corp.	163,720	5,289
Korea Investment Holdings Co. Ltd.	143,180	5,191
Cheil Worldwide Inc.	332,700	5,152
Doosan Corp.	37,463	5,097
Woori Investment & Securities Co. Ltd.	429,005	5,064

LS Corp.	66,041	4,991
Daum Communications Corp.	42,217	4,953
* Hyundai Wia Corp.	42,836	4,913
Hyundai Motor Co. Prior Pfd.	82,762	4,796
Hotel Shilla Co. Ltd.	120,200	4,730
LG Uplus Corp.	840,690	4,723
Hyosung Corp.	84,446	4,695
* Korea Aerospace Industries Ltd.	163,940	4,665
Hyundai Mipo Dockyard	40,043	4,488
Korea Life Insurance Co. Ltd.	643,160	4,402
KT Corp.	145,112	4,311
Hyundai Development Co.	211,020	4,262
Hyundai Hysco Co. Ltd.	120,720	4,224
Kolon Industries Inc.	65,108	4,162
KCC Corp.	15,450	4,161
* Daewoo Engineering & Construction Co. Ltd.	389,400	4,104
Hyundai Securities Co. Ltd.	432,130	4,091
Lotte Confectionery Co. Ltd.	2,615	3,962
SK Networks Co. Ltd.	405,100	3,961
Hyundai Merchant Marine Co. Ltd.	153,970	3,952
Yuhan Corp.	31,368	3,754
CJ Corp.	54,205	3,735
Samsung Fine Chemicals Co. Ltd.	67,526	3,696
Daewoo International Corp.	129,497	3,473
Korean Reinsurance Co.	270,130	3,452
Korea Gas Corp.	84,863	3,350
Hanjin Shipping Co. Ltd.	277,303	3,329
S1 Corp.	63,176	3,203
LS Industrial Systems Co. Ltd.	53,837	3,140
LG Chem Ltd. Prior Pfd.	28,983	3,088
SKC Co. Ltd.	71,760	3,077
Hyundai Home Shopping Network Corp.	24,975	3,048
SK Chemicals Co. Ltd.	52,853	3,034
LIG Insurance Co. Ltd.	135,140	2,913
Dongkuk Steel Mill Co. Ltd.	138,520	2,908
Mirae Asset Securities Co. Ltd.	83,907	2,808
CJ O Shopping Co. Ltd.	11,277	2,781
LG Innotek Co. Ltd.	34,468	2,758
KP Chemical Corp.	187,406	2,744
Halla Climate Control Corp.	140,030	2,665
* Medipost Co. Ltd.	21,174	2,604
Seoul Semiconductor Co. Ltd.	113,913	2,542
LG Fashion Corp.	61,710	2,500
Lotte Chilsung Beverage Co. Ltd.	2,199	2,497
STX Pan Ocean Co. Ltd.	390,630	2,489
* GemVax & Kael Co. Ltd.	73,212	2,480
* 3S Korea Co. Ltd.	136,897	2,465
NongShim Co. Ltd.	11,561	2,437
* CJ E&M Corp.	82,904	2,351
Dong-A Pharmaceutical Co. Ltd.	27,737	2,350
AMOREPACIFIC Group	10,039	2,301
Green Cross Corp.	17,821	2,266
STX Offshore & Shipbuilding Co. Ltd.	189,920	2,215
* Asiana Airlines Inc.	335,980	2,207
* Hanjin Heavy Industries & Construction Co. Ltd.	117,882	2,185
Hyundai Greenfood Co. Ltd.	160,680	2,179
KIWOOM Securities Co. Ltd.	39,510	2,057

Fila Korea Ltd.	28,935	2,002
* Korea Express Co. Ltd.	24,904	1,967
Meritz Fire & Marine Insurance Co. Ltd.	185,999	1,946
Nexen Tire Corp.	119,180	1,908
Poongsan Corp.	67,460	1,888
Youngone Corp.	78,000	1,843
Seah Besteel Corp.	40,510	1,811
SFA Engineering Corp.	35,960	1,764
Capro Corp.	77,690	1,753
TONGYANG Securities Inc.	316,610	1,730
LG Hausys Ltd.	23,225	1,721
Ahnlab Inc.	19,178	1,720
Lock & Lock Co. Ltd.	58,637	1,715
* Neowiz Games Corp.	45,586	1,682
* SM Entertainment Co.	35,437	1,673
* Kumho Tire Co. Inc.	126,920	1,648
* SK Broadband Co. Ltd.	541,175	1,617
* Chabio & Diostech Co. Ltd.	148,059	1,605
Huchems Fine Chemical Corp.	83,430	1,577
Hyundai Elevator Co. Ltd.	13,001	1,572
Handsome Co. Ltd.	51,130	1,533
OCI Materials Co. Ltd.	19,293	1,526
* KT Skylife Co. Ltd.	74,350	1,520
MegaStudy Co. Ltd.	15,710	1,506
Taekwang Industrial Co. Ltd.	1,278	1,500
* Wonik IPS Co. Ltd.	183,810	1,489
* LG Life Sciences Ltd.	44,961	1,483
* Kumho Industrial Co. Ltd.	230,540	1,473
Tong Yang Life Insurance	124,510	1,439
* RNL BIO Co. Ltd.	294,680	1,438
STX Corp. Co. Ltd.	121,401	1,431
* Hyundai Securities Co. Ltd. Prior Pfd.	173,145	1,393
Paradise Co. Ltd.	163,956	1,372
Namyang Dairy Products Co. Ltd.	1,746	1,335
Daishin Securities Co. Ltd.	123,020	1,309
Ilyang Pharmaceutical Co. Ltd.	44,266	1,212
Sungwoo Hitech Co. Ltd.	99,197	1,190
Posco ICT Co. Ltd.	149,328	1,177
STX Engine Co. Ltd.	80,200	1,177
* Hanmi Pharm Co. Ltd.	20,420	1,163
Dongsuh Co. Inc.	40,117	1,157
Binggrae Co. Ltd.	21,411	1,153
* Meritz Finance Group Inc.	454,700	1,149
KEPCO Plant Service & Engineering Co. Ltd.	33,730	1,140
* Seegene Inc.	19,873	1,135
Global & Yuasa Battery Co. Ltd.	27,970	1,127
S&T Dynamics Co. Ltd.	73,130	1,125
* Taihan Electric Wire Co. Ltd.	406,530	1,120
Grand Korea Leisure Co. Ltd.	62,870	1,114
Daou Technology Inc.	91,630	1,107
Youngone Holdings Co. Ltd.	23,820	1,102
* Lumens Co. Ltd.	160,251	1,100
* Duksan Hi-Metal Co. Ltd.	52,648	1,098
* Samyang Corp.	16,858	1,097
* Foosung Co. Ltd.	157,933	1,085
* TK Corp.	48,536	1,070
CJ CGV Co. Ltd.	47,360	1,067

Hanwha Securities Co.	218,450	1,059
Partron Co. Ltd.	89,632	1,043
POSCO Chemtech Co. Ltd.	7,125	1,040
NEPES Corp.	77,241	1,032
Sung Kwang Bend Co. Ltd.	54,136	1,024
SK Securities Co. Ltd.	852,550	1,022
Hana Tour Service Inc.	29,623	1,019
GS Home Shopping Inc.	10,588	1,018
Hansol Paper Co.	127,080	1,001
Jeonbuk Bank	225,363	999
Daeduck Electronics Co.	102,080	998
Daesang Corp.	75,500	990
* Ssangyong Motor Co.	150,220	989
WeMade Entertainment Co. Ltd.	14,501	977
EG Corp.	17,035	963
* STS Semiconductor & Telecommunications	114,449	959
Hyundai Corp.	40,480	935
Silicon Works Co. Ltd.	33,392	930
Interflex Co. Ltd.	27,233	920
* Doosan Engine Co. Ltd.	78,220	918
Soulbrain Co. Ltd.	25,635	909
Dongyang Mechatronics Corp.	75,180	895
Lotte Midopa Co. Ltd.	58,310	889
Lotte Samkang Co. Ltd.	2,517	885
Green Cross Holdings Corp.	73,350	885
Shinsegae International Co. Ltd.	8,662	880
* ICD Co. Ltd.	18,816	879
Eugene Technology Co. Ltd.	34,247	878
* Jusung Engineering Co. Ltd.	79,895	863
Hwa Shin Co. Ltd.	76,730	855
iMarketKorea Inc.	52,650	843
Chong Kun Dang Pharm Corp.	45,060	838
Woongjin Thinkbig Co. Ltd.	60,020	833
Able C&C Co. Ltd.	30,225	832
Halla Engineering & Construction corp	65,740	830
SL Corp.	45,590	828
* Komipharm International Co. Ltd.	95,642	814
Namhae Chemical Corp.	84,890	807
* Asia Pacific Systems Inc.	71,336	805
Simm Tech Co. Ltd.	73,301	797
China Ocean Resources Co. Ltd.	155,991	791
Golfzon Co. Ltd.	14,901	789
NH Investment & Securities Co. Ltd.	112,678	782
Hansol Technics Co. Ltd.	34,036	765
KISWIRE Ltd.	19,292	761
Bukwang Pharmaceutical Co. Ltd.	55,177	757
* Osung LST Co. Ltd.	64,990	755
* Dongbu HiTek Co. Ltd.	91,260	753
Agabang&Company	54,556	749
* CrucialTec Co. Ltd.	52,478	743
* Infraware Inc.	52,503	737
* Sung Jin Geotec Co. Ltd.	59,110	733
Suprema Inc.	72,172	729
Dongwon Industries Co. Ltd.	4,700	728
Hanssem Co. Ltd.	37,290	727
Modetour Network Inc.	27,123	720
JCEntertainment Corp.	23,179	716

Ottogi Corp.	5,031	716
* Hanall Biopharma Co. Ltd.	76,640	708
ISU Chemical Co. Ltd.	31,110	707
* Taewoong Co. Ltd.	26,084	695
Melfas Inc.	34,040	691
Sindoh Co. Ltd.	14,615	689
Hanil Cement Co. Ltd.	16,480	686
* SK Communications Co. Ltd.	52,180	684
* Gamevil Inc.	11,953	678
Dae Han Flour Mills Co. Ltd.	4,263	675
* Interpark Corp.	117,024	664
* Iljin Materials Co. Ltd.	40,760	663
SeAH Steel Corp.	8,807	662
Samchully Co. Ltd.	8,199	660
Korea Petrochemical Ind Co. Ltd.	7,030	644
JW Shinyak Corp.	73,793	643
Daeduck GDS Co. Ltd.	74,740	641
Eo Technics Co. Ltd.	28,536	631
Hanil E-Wha Co. Ltd.	74,620	631
S&T Daewoo Co. Ltd.	23,160	626
Korea District Heating Corp.	12,038	624
* Eugene Investment & Securities Co. Ltd.	182,205	613
Taeyoung Engineering & Construction Co. Ltd.	120,060	612
* Woongjin Chemical Co. Ltd.	678,520	609
Hanjin Transportation Co. Ltd.	29,090	608
* HMC Investment Securities Co. Ltd.	45,470	604
Unid Co. Ltd.	12,297	602
Koh Young Technology Inc.	23,631	598
AtlasBX Co. Ltd.	27,392	598
Wooree ETI Co. Ltd.	114,652	593
* Celltrion Pharm Inc.	31,953	590
INFINITT Co. Ltd.	41,777	585
Daekyo Co. Ltd.	105,570	583
SK Gas Co. Ltd.	8,820	566
Korea Kolmar Co. Ltd.	79,940	566
Y G-1 Co. Ltd.	41,204	564
* Yungjin Pharmaceutical Co. Ltd.	308,830	564
* Curexo Inc.	60,137	545
* DuzonBIzon Co. Ltd.	70,430	542
* GameHi Co. Ltd.	67,259	532
* Osstem Implant Co. Ltd.	46,659	531
Humax Co. Ltd.	46,378	526
SamkwangGlass Co. Ltd.	8,805	525
SBS Media Holdings Co. Ltd.	164,990	522
Kukdo Chemical Co. Ltd.	11,096	517
* Digitech Systems Co. Ltd.	44,492	494
* Aminologics Co. Ltd.	141,964	493
Hy-Lok Corp.	31,920	492
Dongbu Steel Co. Ltd.	82,690	485
* Seobu T&D	23,832	483
ELK Corp.	38,089	472
Kwang Dong Pharmaceutical Co. Ltd.	120,870	472
Cosmax Inc.	32,980	466
* JVM Co. Ltd.	12,361	459
* Cosmochemical Co. Ltd.	29,240	451
Pyeong Hwa Automotive Co. Ltd.	30,575	446
Jinsung T.E.C.	40,020	445

SNU Precision Co. Ltd.	46,699	440
Dongjin Semichem Co. Ltd.	105,805	433
* Hanwha General Insurance Co. Ltd.	62,670	424
* Tera Resource Co. Ltd.	639,975	422
GS Global Corp.	37,055	420
Songwon Industrial Co. Ltd.	40,940	418
Daishin Securities Co. Ltd. Prior Pfd.	59,430	413
* Webzen Inc.	37,702	410
* Pharmicell Co. Ltd.	42,010	408
* TK Chemical Corp.	171,578	408
Hansol Chemical Co. Ltd.	25,810	406
* Com2uSCorp	20,978	406
SBS Contents Hub Co. Ltd.	33,208	400
Shinsung Solar Energy Co. Ltd.	101,550	399
Dragonfly GF Co. Ltd.	21,146	398
Pusan City Gas Co. Ltd.	23,840	391
Muhak Co. Ltd.	36,492	386
Moorim P&P Co. Ltd.	80,990	386
Meritz Securities Co. Ltd.	529,520	385
Fursys Inc.	12,585	385
Basic House Co. Ltd.	21,660	383
Harim Co. Ltd.	95,280	382
* Iljin Display Co. Ltd.	35,500	379
KT Corp. ADR	25,170	375
Sebang Co. Ltd.	26,400	373
Maeil Dairy Industry Co. Ltd.	25,904	373
* CNK International Co. Ltd.	165,407	369
Hana Micron Inc.	36,389	365
CJ Freshway Corp.	16,809	364
Posco M-Tech Co. Ltd.	5,710	362
Shinyoung Securities Co. Ltd.	12,900	358
E1 Corp.	6,931	356
Uju Electronics Co. Ltd.	18,910	355
INTOPS Co. Ltd.	20,021	353
AUK Corp.	116,010	351
Hankook Shell Oil Co. Ltd.	1,849	350
* Eugene Corp.	67,253	349
* Genic Co. Ltd.	10,121	348
* Hyundai BNG Steel Co. Ltd.	29,250	345
Shinsegae Food Co. Ltd.	4,735	341
* Hyunjin Materials Co. Ltd.	33,881	340
BHI Co. Ltd.	14,469	340
Woori Financial Co. Ltd.	25,960	334
* KTB Investment & Securities Co. Ltd.	141,600	332
* Tongyang Inc.	337,280	332
Daewoong Pharmaceutical Co. Ltd.	12,982	325
Nexen Corp.	5,105	323
Kolao Holdings	40,950	322
* Signetics Corp.	91,431	313
Asia Cement Co. Ltd.	8,700	311
Iljin Electric Co. Ltd.	54,490	311
Bioland Ltd.	28,596	310
GwangjuShinsegae Co. Ltd.	2,016	309
Korea Electric Terminal Co. Ltd.	15,110	301
Aekyung Petrochemical Co. Ltd.	9,509	301
* Neowiz Corp.	14,283	298
JW Pharmaceutical Corp.	22,808	298

SeAH Holdings Corp.	2,412	292
Handok Pharmaceuticals Co. Ltd.	26,020	291
Haesung Industrial Co. Ltd.	11,865	282
Kyobo Securities Co.	51,430	282
KPX Chemical Co. Ltd.	5,319	278
Credu Corp.	6,081	277
Hansae Co. Ltd.	49,119	270
* Toptec Co. Ltd.	19,204	270
Dongkuk Industries Co. Ltd.	70,893	260
Nong Shim Holdings Co. Ltd.	5,491	250
Dong Ah Tire & Rubber Co. Ltd.	23,980	242
KISCO Corp.	10,530	242
KC Tech Co. Ltd.	50,711	241
Poongsan Holdings Corp.	10,420	241
KH Vatec Co. Ltd.	28,742	241
Daehan Steel Co. Ltd.	30,910	240
Hanjin Shipping Holdings Co. Ltd.	31,310	238
Kumho Electric Co. Ltd.	9,550	236
Hanjin Heavy Industries & Construction Holdings Co. Ltd.	32,600	234
Youlchon Chemical Co. Ltd.	32,420	234
Dongbu Securities Co. Ltd.	54,580	232
* Keangnam Enterprises Ltd.	29,080	231
Young Poong Precision Corp.	26,019	230
Sejong Industrial Co. Ltd.	22,100	229
* Intelligent Digital Integrated Securities Co. Ltd.	6,438	228
Sajo Industries Co. Ltd.	4,590	228
Sewon Cellontech Co. Ltd.	62,900	227
DONGKUK STRUCTURES & CONSTRUCTION Co. Ltd.	60,571	226
Samyang Genex Co. Ltd.	4,129	222
* Ssangyong Cement Industrial Co. Ltd.	53,410	221
* Hyundai Hy Communications & Networks Co. Ltd.	90,360	220
Daishin Securities Co. Ltd. Prior Pfd.	33,010	220
* Lotte Non-Life Insurance Co. Ltd.	40,700	220
Dae Won Kang Up Co. Ltd.	51,298	213
STX Metal Co. Ltd.	35,790	210
* Woongjin Energy Co. Ltd.	42,800	207
Silla Co. Ltd.	17,230	206
Il Dong Pharmaceutical Co. Ltd.	31,100	205
Sam Young Electronics Co. Ltd.	23,120	204
S&T Holdings Co. Ltd.	17,530	203
Hite Holdings Co. Ltd.	19,170	199
Korea Electronic Power Industrial Development Co. Ltd.	34,760	199
NICE Holdings Co. Ltd.	4,368	196
* KT Hitel Co. Ltd.	30,415	196
SDN Co. Ltd.	29,710	194
* Neowiz Internet Corp.	16,287	193
Dong Yang Gang Chul Co. Ltd.	71,800	193
Motonic Corp.	25,710	190
Kolon Corp.	9,600	189
* Ssangyong Engineering & Construction Co. Ltd.	29,600	188
* Jcontentree Corp.	68,113	187
* SeAH Special Steel Co. Ltd.	7,420	187
China King-highway Holdings Ltd.	84,411	185
Jeil Pharmaceutical Co.	14,760	182
HNK Machine Tool Co. Ltd.	10,456	179
YESCO Co. Ltd.	7,910	176
Dongwon F&B Co. Ltd.	2,948	168

	TS Corp.	8,466	163
	Kook Soon Dang Brewery Co. Ltd.	21,655	162
	Dongil Industries Co. Ltd.	3,004	155
*	Woongjin Holdings Co. Ltd.	36,730	154
	Ilsung Pharmaceuticals Co. Ltd.	2,009	154
	NK Co. Ltd.	40,200	148
	KCC Engineering & Construction Co. Ltd.	5,059	147
	Hanmi Semiconductor Co. Ltd.	24,060	138
	China Great Star International Ltd.	91,214	138
	Dohwa Engineering Co. Ltd.	11,840	136
	Kyungbang Ltd.	1,473	136
	e Tec E&C Ltd.	2,986	135
	Chosun Refractories Co. Ltd.	2,253	130
*	Daekyung Machinery & Engineering Co. Ltd.	50,260	122
	Jinro Distillers Co. Ltd.	11,449	121
	Korea Development Financing Corp.	7,700	113
	Union Steel	7,060	108
	GIIR Inc.	13,820	106
*	Lotte Tour Development Co. Ltd.	6,990	98
	Kolon Industries Inc. Prior Pfd.	6,070	96
			2,263,178
Spain (2.0%)
	Telefonica SA	15,160,014	264,577
	Banco Santander SA	31,236,794	243,927
	Banco Bilbao Vizcaya Argentaria SA	16,916,640	148,431
	Iberdrola SA	14,118,844	83,401
	Repsol YPF SA	2,929,479	80,780
	Inditex SA	806,089	70,442
	Abertis Infraestructuras SA	1,426,880	24,084
	Gas Natural SDG SA	1,276,716	20,923
	Banco de Sabadell SA	5,355,911	19,804
	Amadeus IT Holding SA	1,153,455	19,790
	Red Electrica Corp. SA	400,601	18,448
	ACS Actividades de Construccion y Servicios SA	519,836	16,063
	Ferrovial SA	1,361,234	15,949
	Banco Popular Espanol SA	3,624,009	15,610
*	Bankia SA	3,180,136	14,427
	CaixaBank	2,779,369	13,985
	Enagas SA	658,646	13,207
*	Distribuidora Internacional de Alimentacion SA	2,129,379	9,857
*	International Consolidated Airlines Group SA	3,464,230	9,663
	Mapfre SA	2,844,288	9,473
^,* Grifols SA		516,263	9,438
	Zardoya Otis SA	545,084	7,784
	Acciona SA	93,155	7,491
	Bolsas y Mercados Espanoles SA	233,189	6,374
	Viscofan SA	161,993	6,252
	Ebro Foods SA	308,211	5,906
	Bankinter SA	772,299	5,193
	Acerinox SA	362,407	5,149
^	Indra Sistemas SA	361,998	4,775
^	Fomento de Construcciones y Contratas SA	189,922	4,469
*	Jazztel plc	758,694	4,188
	Obrascon Huarte Lain SA	145,250	3,913
^	Tecnicas Reunidas SA	103,919	3,778
	Prosegur Cia de Seguridad SA	80,138	3,701
	Mediaset Espana Comunicacion SA	603,052	3,532

	Construcciones y Auxiliar de Ferrocarriles SA	6,389	3,330
^	Abengoa SA	152,257	3,222
^	Gamesa Corp. Tecnologica SA	740,788	2,906
	Banca Civica SA	843,797	2,744
	Corp Financiera Alba	65,135	2,703
	Grupo Catalana Occidente SA	150,133	2,696
^	Sacyr Vallehermoso SA	450,767	2,162
^	Antena 3 de Television SA	277,155	1,751
^,* Zeltia SA		615,706	1,412
	Duro Felguera SA	192,240	1,304
	Almirall SA	179,240	1,262
	Faes Farma SA	705,543	1,226
	Grupo Empresarial Ence SA	490,734	1,206
^	Melia Hotels International SA	203,917	1,206
^,* Promotora de Informaciones SA		1,023,743	1,059
^,* NH Hoteles SA		310,710	1,014
	Pescanova SA	28,823	994
*	Deoleo SA	1,546,235	932
*	Tubacex SA	293,763	847
	Tubos Reunidos SA	361,586	792
	Miquel y Costas & Miquel SA	29,104	726
	Cie Automotive SA	98,787	726
*	Codere SA	82,212	714
*	La Seda de Barcelona SA Class B	9,640,944	579
*	Cementos Portland Valderrivas SA	49,383	491
*	Baron de Ley	8,627	480
*	Banco de Valencia SA	715,065	430
	Campofrio Food Group SA	47,587	415
*	Realia Business SA	240,362	346
*	Vueling Airlines SA	42,865	325
	Laboratorios Farmaceuticos Rovi SA	50,167	322
	Papeles y Cartones de Europa SA	86,651	298
*	Fersa Energias Renovables SA	183,326	181
	Solaria Energia y Medio Ambiente SA	119,828	158
			1,235,743
Sweden (2.1%)
	Hennes & Mauritz AB Class B	3,774,223	123,657
	Telefonaktiebolaget LM Ericsson Class B	11,122,158	103,505
	Nordea Bank AB	9,699,892	81,425
	Volvo AB Class B	5,118,592	66,445
	Atlas Copco AB Class A	2,476,977	59,063
	Sandvik AB	3,700,292	54,843
	Svenska Handelsbanken AB Class A	1,809,915	54,439
	TeliaSonera AB	7,989,696	53,264
	Swedbank AB Class A	2,983,266	42,940
	Svenska Cellulosa AB Class B	2,129,908	35,631
	SKF AB	1,442,263	34,172
	Investor AB Class B	1,683,802	34,149
	Skandinaviska Enskilda Banken AB Class A	5,215,287	32,869
	Assa Abloy AB Class B	1,163,541	31,661
	Atlas Copco AB Class B	1,441,061	30,540
	Millicom International Cellular SA	282,384	27,956
	Swedish Match AB	788,206	27,482
	Skanska AB Class B	1,471,938	25,771
	Alfa Laval AB	1,241,777	25,490
	Tele2 AB	1,173,358	22,437
	Scania AB Class B	1,180,665	20,395

Getinge AB	738,957	20,104
* Lundin Petroleum AB	823,035	18,586
Boliden AB	1,014,221	17,397
Electrolux AB Class B	889,056	16,335
Hexagon AB Class B	935,651	16,191
Elekta AB Class B	334,457	16,004
Kinnevik Investment AB Class B	754,546	15,803
Securitas AB Class B	1,160,156	10,930
Modern Times Group AB Class B	179,419	8,998
Meda AB Class A	842,580	8,915
Ratos AB	701,282	8,855
Husqvarna AB	1,637,933	8,664
Trelleborg AB Class B	842,163	7,958
Castellum AB	569,748	7,251
Industrivarden AB	429,018	6,103
SSAB AB Class A	573,507	6,031
NCC AB Class B	284,552	5,897
JM AB	309,066	5,712
Holmen AB	193,672	5,617
Oriflame Cosmetics SA	163,093	5,202
Lundbergforetagen AB Class B	157,996	5,032
Saab AB Class B	213,766	4,583
Fabege AB	518,783	4,535
Nibe Industrier AB Class B	286,798	4,380
Hufvudstaden AB Class A	408,696	4,307
* Alliance Oil Co. Ltd.	351,759	4,052
Intrum Justitia AB	250,530	3,953
Kungsleden AB	500,799	3,786
Loomis AB Class B	255,395	3,729
Axis Communications AB	151,474	3,533
Hoganas AB Class B	101,219	3,528
Peab AB	620,618	3,472
Axfood AB	85,964	3,137
Wihlborgs Fastigheter AB	224,452	3,073
Wallenstam AB	305,293	3,010
AarhusKarlshamn AB	98,221	2,908
Hakon Invest AB	192,929	2,869
Hexpol AB	92,095	2,853
Betsson AB	110,680	2,838
Billerud AB	310,614	2,733
Mekonomen AB	76,109	2,711
Unibet Group plc	90,783	2,246
^ Oresund Investment AB	137,628	2,198
* Nobia AB	560,456	2,144
^ Avanza Bank Holding AB	71,445	1,850
AF AB	96,410	1,719
Lindab International AB	256,378	1,686
Clas Ohlson AB	128,078	1,660
Indutrade AB	57,713	1,620
Klovern AB	346,569	1,337
BioGaia AB	45,410	1,251
* Swedish Orphan Biovitrum AB	471,254	1,232
* Concentric AB	178,855	1,215
SkiStar AB	93,329	1,214
* CDON Group AB	184,828	1,148
Duni AB	130,095	1,137
Orc Group AB	86,573	1,097

*	Fastighets AB Balder	233,964	1,064
	Bilia AB	58,258	1,047
*	Vostok Nafta Investment Ltd.	268,419	1,039
*	Medivir AB Class B	93,581	1,013
	HIQ International AB	195,867	1,010
*	Rezidor Hotel Group AB	264,216	999
*	Nordic Mines AB	107,013	969
	East Capital Explorer AB	120,408	957
	Net Entertainment NE AB	109,717	935
	Haldex AB	185,215	924
*	KappAhl AB	761,919	916
	Industrial & Financial Systems Class B	64,603	914
^,* SAS AB		675,746	880
	B&B Tools AB	90,341	879
	Proffice AB	213,549	825
^,* Eniro AB		334,512	743
	Byggmax Group AB	138,899	710
*	Black Earth Farming Ltd.	325,749	703
	Nordnet AB	256,192	690
*	TradeDoubler AB	147,020	685
*	Active Biotech AB	169,785	679
*	BioInvent International AB	239,135	657
^,* PA Resources AB		2,676,164	655
	Bure Equity AB	217,941	653
	Nolato AB Class B	72,734	638
	New Wave Group AB Class B	143,442	616
	Gunnebo AB	140,883	570
*	BE Group AB	150,589	545
	NCC AB Class A	21,611	445
	Bjoern Borg AB	55,334	342
^,* Net Insight AB Class B		1,045,242	338
*	Micronic Mydata AB	171,217	285
			1,328,788
Switzerland (5.3%)
	Nestle SA	12,179,395	698,903
	Novartis AG	8,613,340	467,475
	Roche Holding AG	2,592,966	439,908
*	UBS AG	13,431,978	183,255
	ABB Ltd.	8,090,502	168,847
	Zurich Financial Services AG	537,505	129,361
	Credit Suisse Group AG	4,211,039	109,569
	Cie Financiere Richemont SA	1,926,559	109,498
	Syngenta AG	349,446	106,118
	Swiss Re AG	1,275,822	69,427
	Transocean Ltd.	1,277,619	60,869
	Holcim Ltd.	906,822	51,899
	Swatch Group AG (Bearer)	113,600	48,063
2	Synthes Inc.	240,698	41,030
	SGS SA	20,224	36,407
	Swisscom AG	86,209	34,082
	Julius Baer Group Ltd.	761,534	31,035
	Geberit AG	144,143	29,832
	Givaudan SA	30,586	28,615
	Kuehne & Nagel International AG	200,195	25,222
	Adecco SA	490,009	23,333
	Schindler Holding AG (Bearer)	179,229	20,857
	Sonova Holding AG	181,216	18,581

	Actelion Ltd.	410,285	15,744
	Sika AG	7,507	15,527
	Lindt & Spruengli AG	412	14,099
	Baloise Holding AG	175,319	13,463
	Swiss Prime Site AG	170,281	12,930
	Swatch Group AG (Registered)	160,129	11,793
	Aryzta AG	244,991	11,325
*	Clariant AG	927,174	11,304
	Swiss Life Holding AG	113,609	11,295
	Sulzer AG	88,751	11,147
	PSP Swiss Property AG	127,030	10,614
^	Galenica AG	17,889	10,432
	Lonza Group AG	185,010	10,021
	Lindt & Spruengli AG	3,306	9,557
	GAM Holding AG	726,679	9,310
	Schindler Holding AG (Registered)	79,801	9,289
	Partners Group Holding AG	49,205	8,614
*	Dufry AG	74,185	8,448
	Pargesa Holding SA	100,078	7,027
	Valiant Holding	56,093	6,995
	Allreal Holding AG	42,691	6,472
	Helvetia Holding AG	19,043	6,406
	Nobel Biocare Holding AG	455,615	6,344
	Barry Callebaut AG	6,644	6,256
	Georg Fischer AG	14,570	6,133
	Banque Cantonale Vaudoise	10,998	5,570
*	Panalpina Welttransport Holding AG	51,358	5,517
	EMS-Chemie Holding AG	30,322	5,468
	Mobimo Holding AG	22,422	5,182
	Straumann Holding AG	28,391	5,115
	Flughafen Zuerich AG	13,338	5,071
	Bucher Industries AG	25,371	5,018
^,* Logitech International SA		641,983	4,924
*	Temenos Group AG	259,280	4,682
	Kuoni Reisen Holding AG	13,642	4,044
*	OC Oerlikon Corp. AG	585,860	4,019
	Kaba Holding AG Class B	10,596	3,959
	St. Galler Kantonalbank AG	9,440	3,781
	Bank Sarasin & Cie AG Class B	122,489	3,724
	Aryzta AG (Ireland Shares)	76,275	3,501
^,* Meyer Burger Technology AG		156,953	3,015
	Tecan Group AG	40,279	2,945
*	Gategroup Holding AG	94,762	2,681
	Burckhardt Compression Holding AG	10,343	2,603
	Vontobel Holding AG	93,303	2,524
	Forbo Holding AG	4,137	2,490
	Huber & Suhner AG	52,154	2,440
	Valora Holding AG	10,173	2,356
	Zehnder Group AG	35,636	2,230
*	Rieter Holding AG	10,702	1,985
*	BKW SA	50,595	1,979
	Liechtensteinische Landesbank AG	46,218	1,960
	Austriamicrosystems AG	38,251	1,859
	Schweizerische National-Versicherungs-Gesellschaft AG	50,645	1,747
	Schweiter Technologies AG	2,884	1,727
	Vetropack Holding AG	825	1,597
	EFG International AG	178,943	1,548

	Swissquote Group Holding SA	33,253	1,332
	Acino Holding AG	11,599	1,306
	Phoenix Mecano AG	2,295	1,286
*	Basilea Pharmaceutica	30,039	1,273
	Intershop Holdings	3,472	1,213
	Komax Holding AG	12,562	1,192
	AFG Arbonia-Forster Hldg	53,510	1,192
	Bossard Holding AG	8,751	1,190
	Verwaltungs- und Privat-Bank AG	13,057	1,190
	Kudelski SA	136,044	1,178
	Inficon Holding AG	5,968	1,160
	Mobilezone Holding AG	104,694	1,144
	Implenia AG	35,215	1,018
*	Siegfried Holding AG	10,537	979
*	U-Blox AG	19,212	937
*	Micronas Semiconductor Holding AG	108,226	909
	PubliGroupe AG	6,372	907
	Swisslog Holding AG	967,554	876
*	Bobst Group AG	32,123	875
	Orascom Development Holding AG	58,894	870
*	Schmolz & Bickenbach AG	123,878	867
	LEM Holding SA	1,993	862
	Ascom Holding AG	88,910	862
*	Autoneum Holding AG	13,007	735
	Gurit Holding AG	1,269	664
^,* Von Roll Holding AG		220,548	617
*	Myriad Group AG	126,241	550
	Charles Voegele Holding AG	26,435	541
	Uster Technologies AG	11,730	522
	Bachem Holding AG	13,642	498
	Coltene Holding AG	14,205	480
	Walter Meier AG	1,910	450
*	Zueblin Immobilien Holding AG	111,387	284
^,* Petroplus Holdings AG		332,226	130
			3,320,081
Taiwan (2.8%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	71,524,063	189,744
	Hon Hai Precision Industry Co. Ltd.	33,533,210	108,144
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,867,288	54,451
	HTC Corp.	2,699,792	44,396
	Formosa Plastics Corp.	14,720,780	42,892
	China Steel Corp.	41,857,535	41,437
	Nan Ya Plastics Corp.	17,385,780	36,741
	MediaTek Inc.	3,836,573	36,653
	Chunghwa Telecom Co. Ltd.	9,857,456	32,020
	Formosa Chemicals & Fibre Corp.	10,494,500	30,141
	Cathay Financial Holding Co. Ltd.	24,905,082	28,433
	Chinatrust Financial Holding Co. Ltd.	35,476,969	22,902
	Uni-President Enterprises Corp.	14,287,565	21,087
	Fubon Financial Holding Co. Ltd.	18,188,362	20,261
	Mega Financial Holding Co. Ltd.	29,235,600	20,044
	Asustek Computer Inc.	2,514,168	19,874
	Quanta Computer Inc.	9,168,950	19,617
	Taiwan Mobile Co. Ltd.	6,163,400	18,639
	Compal Electronics Inc.	15,454,689	17,321
	United Microelectronics Corp.	32,802,175	17,302
	Delta Electronics Inc.	6,638,240	17,186

* Yuanta Financial Holding Co. Ltd.	29,704,440	16,794
Taiwan Cement Corp.	12,352,700	15,406
Advanced Semiconductor Engineering Inc.	13,460,392	14,154
Cheng Shin Rubber Industry Co. Ltd.	5,949,034	14,126
Chunghwa Telecom Co. Ltd. ADR	415,401	13,463
Far Eastern New Century Corp.	10,908,425	13,409
Formosa Petrochemical Corp.	4,232,950	13,199
Acer Inc.	9,438,297	13,195
First Financial Holding Co. Ltd.	21,057,307	12,911
Catcher Technology Co. Ltd.	2,073,800	12,903
Synnex Technology International Corp.	4,846,463	11,961
President Chain Store Corp.	2,110,536	11,358
Far EasTone Telecommunications Co. Ltd.	5,847,000	11,271
Wistron Corp.	7,321,022	10,998
Foxconn Technology Co. Ltd.	2,572,308	10,098
AU Optronics Corp.	18,761,640	9,994
Hua Nan Financial Holdings Co. Ltd.	17,491,153	9,932
China Development Financial Holding Corp.	33,170,225	9,869
Lite-On Technology Corp.	7,619,524	9,665
* Taiwan Cooperative Financial Holding	14,192,814	8,874
* Chimei Innolux Corp.	19,065,101	8,832
MStar Semiconductor Inc.	1,380,263	8,767
Asia Cement Corp.	7,005,413	8,408
Chang Hwa Commercial Bank	14,808,510	8,379
Largan Precision Co. Ltd.	372,376	8,017
Siliconware Precision Industries Co.	6,871,000	7,908
Pegatron Corp.	6,204,639	7,512
China Petrochemical Development Corp.	6,605,700	7,368
Pou Chen Corp.	8,105,517	7,112
Epistar Corp.	2,884,408	7,064
Taishin Financial Holding Co. Ltd.	18,922,039	7,036
Taiwan Fertilizer Co. Ltd.	2,709,000	7,030
United Microelectronics Corp. ADR	2,589,148	7,017
WPG Holdings Ltd.	4,929,553	6,900
E.Sun Financial Holding Co. Ltd.	14,573,818	6,861
SinoPac Financial Holdings Co. Ltd.	21,734,475	6,797
* Shin Kong Financial Holding Co. Ltd.	21,862,297	6,645
Powertech Technology Inc.	2,611,955	6,539
Unimicron Technology Corp.	4,767,750	6,287
Yulon Motor Co. Ltd.	3,153,015	6,177
Simplo Technology Co. Ltd.	842,221	5,919
Radiant Opto-Electronics Corp.	1,537,800	5,854
China Life Insurance Co. Ltd.	6,075,697	5,660
Hiwin Technologies Corp.	599,390	5,538
Macronix International	12,315,927	5,415
Novatek Microelectronics Corp.	1,876,275	5,333
* TPK Holding Co. Ltd.	341,200	4,955
TSRC Corp.	1,874,300	4,910
AU Optronics Corp. ADR	919,216	4,844
Siliconware Precision Industries Co. ADR	841,575	4,755
Giant Manufacturing Co. Ltd.	1,123,319	4,751
KGI Securities Co. Ltd.	11,012,526	4,653
Hotai Motor Co. Ltd.	896,000	4,636
Far Eastern Department Stores Co. Ltd.	3,403,365	4,595
Wintek Corp.	5,556,974	4,535
China Airlines Ltd.	9,554,646	4,491
Tripod Technology Corp.	1,592,023	4,440

E Ink Holdings Inc.	3,037,000	4,313
Advanced Semiconductor Engineering Inc. ADR	808,521	4,261
Walsin Lihwa Corp.	11,964,000	4,229
Teco Electric and Machinery Co. Ltd.	6,245,000	4,126
Eva Airways Corp.	5,984,290	4,019
Taiwan Glass Industry Corp.	3,323,878	3,843
Phison Electronics Corp.	468,510	3,432
Inventec Corp.	8,074,145	3,413
* Taiwan Business Bank	10,369,119	3,405
Cheng Uei Precision Industry Co. Ltd.	1,437,797	3,392
Ruentex Industries Ltd.	1,704,015	3,249
Kinsus Interconnect Technology Corp.	960,000	3,116
Advantech Co. Ltd.	996,924	3,021
Sino-American Silicon Products Inc.	1,451,428	2,993
Chicony Electronics Co. Ltd.	1,697,794	2,982
Richtek Technology Corp.	532,105	2,972
Evergreen Marine Corp. Taiwan Ltd.	5,281,979	2,954
Realtek Semiconductor Corp.	1,582,139	2,934
Nan Kang Rubber Tire Co. Ltd.	1,788,295	2,890
LCY Chemical Corp.	1,598,644	2,833
Oriental Union Chemical Corp.	1,949,000	2,831
Ruentex Development Co. Ltd.	2,225,838	2,750
Clevo Co.	1,611,176	2,725
Feng Hsin Iron & Steel Co.	1,620,000	2,710
Chroma ATE Inc.	1,181,800	2,706
Formosa Taffeta Co. Ltd.	2,818,000	2,706
Standard Foods Corp.	788,000	2,675
CTCI Corp.	1,880,000	2,642
Capital Securities Corp.	6,373,175	2,640
Everlight Electronics Co. Ltd.	1,325,497	2,535
Tung Ho Steel Enterprise Corp.	2,636,842	2,494
U-Ming Marine Transport Corp.	1,620,000	2,491
Motech Industries Inc.	1,136,100	2,464
* Chailease Holding Co. Ltd.	2,043,000	2,454
China Steel Chemical Corp.	548,000	2,428
Highwealth Construction Corp.	1,470,000	2,385
Yang Ming Marine Transport Corp.	5,372,553	2,362
Wan Hai Lines Ltd.	4,231,325	2,356
USI Corp.	2,495,700	2,329
Yageo Corp.	7,549,000	2,323
Waterland Financial Holdings Co. Ltd.	7,011,800	2,301
Coretronic Corp.	2,654,000	2,239
Dynapack International Technology Corp.	443,000	2,195
Huaku Development Co. Ltd.	895,988	2,162
China Motor Corp.	2,017,000	2,156
Farglory Land Development Co. Ltd.	1,118,000	2,070
Compal Communications Inc.	1,107,000	2,065
Eternal Chemical Co. Ltd.	2,511,254	2,055
Chipbond Technology Corp.	1,727,000	1,991
Formosa International Hotels Corp.	139,441	1,942
Kenda Rubber Industrial Co. Ltd.	1,751,516	1,937
Faraday Technology Corp.	1,362,110	1,933
Transcend Information Inc.	697,363	1,877
AmTRAN Technology Co. Ltd.	3,032,716	1,872
Yungtay Engineering Co. Ltd.	1,175,000	1,869
Taiwan Surface Mounting Technology Co. Ltd.	783,300	1,868
Taiwan Hon Chuan Enterprise Co. Ltd.	838,629	1,844

Taiwan Secom Co. Ltd.	956,000	1,833
Goldsun Development & Construction Co. Ltd.	4,537,830	1,787
Career Technology MFG. Co. Ltd.	1,094,000	1,787
Shinkong Synthetic Fibers Corp.	5,717,451	1,786
* Tatung Co. Ltd.	6,270,058	1,783
Far Eastern International Bank	4,452,550	1,753
Yuen Foong Yu Paper Manufacturing Co. Ltd.	4,051,515	1,733
* Via Technologies Inc.	2,703,000	1,704
* CMC Magnetics Corp.	9,313,000	1,696
Nan Ya Printed Circuit Board Corp.	712,059	1,680
Greatek Electronics Inc.	2,025,000	1,678
FLEXium Interconnect Inc.	510,586	1,677
TTY Biopharm Co. Ltd.	479,264	1,667
Prince Housing & Development Corp.	2,496,100	1,664
Merida Industry Co. Ltd.	682,000	1,660
King Yuan Electronics Co. Ltd.	4,266,000	1,659
Win Semiconductors Corp.	1,207,000	1,654
G Tech Optoelectronics Corp.	550,334	1,626
Wei Chuan Food Corp.	1,418,000	1,602
Gintech Energy Corp.	1,135,149	1,599
* Winbond Electronics Corp.	9,681,000	1,578
China Synthetic Rubber Corp.	1,677,000	1,552
* King's Town Bank	2,416,000	1,551
Sanyang Industry Co. Ltd.	2,594,540	1,535
St. Shine Optical Co. Ltd.	145,000	1,534
* Taichung Commercial Bank	5,052,430	1,524
D-Link Corp.	2,038,000	1,514
Solar Applied Materials Technology Co.	1,197,000	1,489
Tainan Spinning Co. Ltd.	3,730,260	1,489
Tong Yang Industry Co. Ltd.	1,276,680	1,480
Radium Life Tech Co. Ltd.	1,798,427	1,473
Senao International Co. Ltd.	383,000	1,448
* Ritek Corp.	9,160,000	1,445
Wistron NeWeb Corp.	700,434	1,444
Ton Yi Industrial Corp.	2,796,850	1,437
Qisda Corp.	5,783,880	1,436
WT Microelectronics Co. Ltd.	966,539	1,427
Gigabyte Technology Co. Ltd.	1,758,000	1,421
Great Wall Enterprise Co. Ltd.	1,423,736	1,420
BES Engineering Corp.	5,036,000	1,402
* HannStar Display Corp.	20,022,000	1,402
Grand Pacific Petrochemical	2,747,000	1,396
Ambassador Hotel	1,181,000	1,395
President Securities Corp.	2,790,220	1,394
TXC Corp.	1,014,979	1,384
International Games System Co. Ltd.	192,000	1,383
Ability Enterprise Co. Ltd.	1,429,000	1,365
China Bills Finance Corp.	3,771,000	1,358
Hey Song Corp.	1,509,000	1,352
ALI Corp.	981,000	1,350
Shihlin Electric & Engineering Corp.	1,238,000	1,347
Kerry TJ Logistics Co. Ltd.	1,204,000	1,315
* China Manmade Fibers Corp.	3,853,000	1,309
Cheng Loong Corp.	3,367,600	1,299
* Compeq Manufacturing Co.	3,577,000	1,296
Mitac International Corp.	3,873,995	1,279
LITE-ON IT Corp.	1,296,488	1,275

Makalot Industrial Co. Ltd.	516,000	1,274
Elan Microelectronics Corp.	1,210,000	1,261
Micro-Star International Co. Ltd.	2,972,000	1,261
Ho Tung Chemical Corp.	2,277,640	1,259
CSBC Corp. Taiwan	1,570,000	1,250
Tong Hsing Electronic Industries Ltd.	411,259	1,240
* Inotera Memories Inc.	6,636,002	1,220
Vanguard International Semiconductor Corp.	3,003,000	1,216
Neo Solar Power Corp.	1,449,724	1,212
* HannsTouch Solution Inc.	2,865,000	1,212
Pixart Imaging Inc.	454,348	1,209
* Gloria Material Technology Corp.	1,423,465	1,190
* Ta Chong Bank Ltd.	4,586,000	1,175
UPC Technology Corp.	1,995,000	1,174
Pan-International Industrial	1,262,810	1,164
Microbio Co. Ltd.	812,356	1,160
Altek Corp.	1,403,648	1,143
Zinwell Corp.	929,000	1,138
Asia Polymer Corp.	883,750	1,135
Masterlink Securities Corp.	3,491,000	1,130
Genius Electronic Optical Co. Ltd.	142,709	1,117
Chung Hung Steel Corp.	3,509,240	1,116
Global Unichip Corp.	277,000	1,101
Phihong Technology Co. Ltd.	819,000	1,095
Taiwan Prosperity Chemical Corp.	404,000	1,072
Silitech Technology Corp.	387,040	1,071
Visual Photonics Epitaxy Co. Ltd.	740,500	1,067
Forhouse Corp.	1,634,000	1,061
Jih Sun Financial Holdings Co. Ltd.	3,739,980	1,059
Chong Hong Construction Co.	530,250	1,057
Cathay Real Estate Development Co. Ltd.	2,721,000	1,053
Holy Stone Enterprise Co. Ltd.	1,107,000	1,042
MIN AIK Technology Co. Ltd.	509,000	1,037
Yieh Phui Enterprise Co. Ltd.	3,059,700	1,030
Mercuries & Associates Ltd.	955,630	1,014
CyberTAN Technology Inc.	979,000	1,003
Ardentec Corp.	1,329,123	1,001
Chin-Poon Industrial Co.	1,398,000	1,000
Lien Hwa Industrial Corp.	1,571,767	1,000
* TA Chen Stainless Pipe	1,793,000	976
* Union Bank Of Taiwan	2,897,000	965
Young Fast Optoelectronics Co. Ltd.	411,143	959
ITEQ Corp.	858,582	950
Sigurd Microelectronics Corp.	1,336,000	946
King Slide Works Co. Ltd.	185,000	939
* Genesis Photonics Inc.	685,960	934
Green Energy Technology Inc.	675,075	904
Taiwan Sogo Shin Kong SEC	999,000	902
Formosan Rubber Group Inc.	1,344,000	901
Silicon Integrated Systems Corp.	2,056,000	893
China Electric Manufacturing Corp.	1,340,000	890
Sincere Navigation Corp.	987,000	888
* Ichia Technologies Inc.	1,095,000	884
Taiwan TEA Corp.	1,858,000	884
Evergreen International Storage & Transport Corp.	1,614,000	879
Kinpo Electronics	3,736,000	874
Unity Opto Technology Co. Ltd.	907,409	874

Tsann Kuen Enterprise Co. Ltd.	385,000	869
* Taiwan Land Development Corp.	2,130,383	865
YungShin Global Holding Corp.	604,000	859
Huang Hsiang Construction Co.	493,000	856
Accton Technology Corp.	1,613,800	851
Eclat Textile Co. Ltd.	470,640	839
Lealea Enterprise Co. Ltd.	2,023,150	832
Shinkong Textile Co. Ltd.	684,000	826
PChome Online Inc.	145,260	826
Springsoft Inc.	627,000	825
Gemtek Technology Corp.	969,564	823
Unitech Printed Circuit Board Corp.	1,864,248	816
Taiwan Cogeneration Corp.	1,212,550	813
Test-Rite International Co. Ltd.	1,107,000	803
Depo Auto Parts Ind Co. Ltd.	383,000	800
Global Mixed Mode Technology Inc.	282,000	799
Apex Biotechnology Corp.	347,000	798
Alpha Networks Inc.	936,000	796
Topco Scientific Co. Ltd.	501,060	796
Sonix Technology Co. Ltd.	517,000	790
Hung Sheng Construction Co. Ltd.	1,707,000	782
Shin Zu Shing Co. Ltd.	336,000	781
Formosa Epitaxy Inc.	1,063,000	780
Great Taipei Gas Co. Ltd.	1,272,000	776
ICP Electronics Inc.	540,000	768
Pan Jit International Inc.	1,307,000	768
Taiwan Paiho Ltd.	912,000	750
Gigastorage Corp.	1,152,096	739
Rechi Precision Co. Ltd.	843,570	731
Avermedia Technologies	804,000	726
* Powerchip Technology Corp.	17,777,460	725
Infortrend Technology Inc.	811,000	724
Taiwan Life Insurance Co. Ltd.	1,179,100	718
Sinyi Realty Co.	530,400	718
Feng TAY Enterprise Co. Ltd.	802,000	718
Systex Corp.	658,000	712
Sercomm Corp.	596,000	707
Opto Technology Corp.	1,699,000	707
National Petroleum Co. Ltd.	674,000	707
United Integrated Services Co. Ltd.	739,000	706
Wah Lee Industrial Corp.	532,000	703
Everlight Chemical Industrial Corp.	1,199,400	703
* Chunghwa Picture Tubes	14,349,351	699
* A-DATA Technology Co. Ltd.	629,000	695
LES Enphants Co. Ltd.	550,444	691
AcBel Polytech Inc.	1,117,000	691
Cyberlink Corp.	266,489	691
Ways Technical Corp. Ltd.	208,000	690
China Chemical & Pharmaceutical Co. Ltd.	1,052,000	680
Elite Semiconductor Memory Technology Inc.	721,000	678
Great China Metal Industry	589,000	678
Chung Hsin Electric & Machinery Manufacturing Corp.	1,296,000	677
Merry Electronics Co. Ltd.	561,000	677
Getac Technology Corp.	1,315,000	674
* Cando Corp.	1,623,297	674
Yeun Chyang Industrial Co. Ltd.	1,088,000	673
Unizyx Holding Corp.	1,202,000	671

Aten International Co. Ltd.	364,000	670
Chia Hsin Cement Corp.	1,523,410	657
Weikeng Industrial Co. Ltd.	862,700	654
Nantex Industry Co. Ltd.	764,220	653
Solartech Energy Corp.	576,450	652
ENG Electric Co. Ltd.	265,612	650
Federal Corp.	1,286,465	649
Elite Material Co. Ltd.	869,965	648
Sampo Corp.	2,215,000	639
Formosan Union Chemical	916,990	639
Champion Building Materials Co. Ltd.	1,334,000	636
GeoVision Inc.	156,567	636
Sunplus Technology Co. Ltd.	1,721,000	635
Lextar Electronics Corp.	710,545	635
Li Peng Enterprise Co. Ltd.	1,643,400	634
Taiwan Sakura Corp.	1,071,440	634
Taiflex Scientific Co. Ltd.	493,852	632
Hung Poo Real Estate Development Corp.	802,946	632
Lingsen Precision Industries Ltd.	1,215,000	628
eMemory Technology Inc.	252,225	626
Asia Vital Components Co. Ltd.	857,269	626
First Steamship Co. Ltd.	472,000	624
Tong-Tai Machine & Tool Co. Ltd.	614,520	624
Soft-World International Corp.	325,620	622
Walsin Technology Corp.	2,160,954	621
Excelsior Medical Co. Ltd.	260,000	616
Kindom Construction Co.	1,041,000	615
KEE TAI Properties Co. Ltd.	1,296,740	613
Shih Wei Navigation Co. Ltd.	674,000	613
Rich Development Co. Ltd.	1,549,548	613
Test Research Inc.	505,040	611
Youngtek Electronics Corp.	266,466	610
* Pihsiang Machinery Manufacturing Co. Ltd.	504,000	607
Tainan Enterprises Co. Ltd.	450,000	603
FSP Technology Inc.	716,478	602
Sinon Corp.	1,432,000	600
Nien Hsing Textile Co. Ltd.	842,250	600
Wafer Works Corp.	826,060	600
Aurora Corp.	389,000	599
* Leofoo Development Co.	955,441	599
* Shining Building Business Co. Ltd.	685,350	594
Taisun Enterprise Co. Ltd.	1,174,570	590
Taiwan Acceptance Corp.	292,000	587
* Elitegroup Computer Systems Co. Ltd.	2,514,000	587
Johnson Health Tech Co. Ltd.	273,175	586
China Metal Products	851,040	580
Ta Ya Electric Wire & Cable	2,185,950	580
AV Tech Corp.	180,000	577
Young Optics Inc.	217,000	572
* Taiwan Styrene Monomer	2,341,000	569
Wisdom Marine Lines Co. Ltd.	439,197	568
* Integrated Memory Logic Ltd.	158,470	568
Sitronix Technology Corp.	427,000	565
MPI Corp.	230,000	563
* Asia Optical Co. Inc.	682,000	558
Yem Chio Co. Ltd.	668,118	554
Universal Cement Corp.	1,215,000	552

E-LIFE MALL Corp.	301,000	552
Kinko Optical Co. Ltd.	449,000	548
Lumax International Corp. Ltd.	279,300	545
Entire Technology Co. Ltd.	356,617	543
Taiwan PCB Techvest Co. Ltd.	602,820	542
* Shihlin Paper Corp.	367,000	542
Flytech Technology Co. Ltd.	256,280	542
* Firich Enterprises Co. Ltd.	589,000	537
Zeng Hsing Industrial Co. Ltd.	156,700	535
Chun Yuan Steel	1,323,190	528
Globe Union Industrial Corp.	725,000	525
Actron Technology Corp.	164,650	525
Namchow Chemical Industrial Ltd.	593,000	519
Quanta Storage Inc.	751,000	518
Kwong Fong Industries	1,457,000	517
ACES Electronic Co. Ltd.	278,000	517
Coxon Precise Industrial Co. Ltd.	401,810	517
Insyde Software Corp.	103,000	514
ITE Technology Inc.	549,000	511
Thye Ming Industrial Co. Ltd.	532,000	504
Giga Solar Materials Corp.	47,559	502
Holtek Semiconductor Inc.	505,000	502
Wei Mon Industry Co. Ltd.	900,116	502
Grape King Industrial Co.	362,000	499
Taiwan Navigation Co. Ltd.	497,000	499
Kinik Co.	351,000	497
Pacific Hospital Supply Co. Ltd.	169,024	496
ASROCK Inc.	142,000	492
Hsin Kuang Steel Co. Ltd.	727,000	491
Etron Technology Inc.	1,369,059	491
Sirtec International Co. Ltd.	375,000	490
Hu Lane Associate Inc.	283,620	490
* Arima Communications Corp.	624,000	490
Syncmold Enterprise Corp.	407,000	488
* Jess-Link Products Co. Ltd.	486,458	486
* Concord Securities Corp.	2,052,219	483
Taiyen Biotech Co. Ltd.	637,000	481
Sunonwealth Electric Machine Industry Co. Ltd.	549,000	466
* Kuoyang Construction Co. Ltd.	1,187,000	465
* Phytohealth Corp.	402,000	462
Lite-On Semiconductor Corp.	1,023,000	461
Chung Hwa Pulp Corp.	1,332,820	460
Taiwan Fire & Marine Insurance Co.	650,000	454
Longwell Co.	405,000	453
San Shing Fastech Corp.	316,000	449
Darfon Electronics Corp.	721,000	448
Zig Sheng Industrial Co. Ltd.	991,100	447
Chinese Maritime Transport Ltd.	319,000	446
Sunrex Technology Corp.	756,000	444
Acme Electronics Corp.	260,576	443
Skymedi Corp.	163,996	443
Lotes Co. Ltd.	160,000	443
Continental Holdings Corp.	1,198,000	434
Advanced International Multitech Co. Ltd.	387,000	432
Gamania Digital Entertainment Co. Ltd.	455,000	428
* AGV Products Corp.	1,210,265	426
Sporton International Inc.	197,799	421

King's Town Construction Co. Ltd.	627,480	417
Sesoda Corp.	366,000	416
Edison Opto Corp.	204,700	416
ShenMao Technology Inc.	305,839	408
Global Brands Manufacture Ltd.	828,353	406
TA-I Technology Co. Ltd.	573,381	401
Taiwan Pulp & Paper Corp.	1,212,800	396
Jentech Precision Industrial Co. Ltd.	137,530	390
Arcadyan Technology Corp.	314,123	387
* WUS Printed Circuit Co. Ltd.	935,000	378
I-Sheng Electric Wire & Cable Co. Ltd.	296,000	378
Chinese Gamer International Corp.	140,000	378
Mirle Automation Corp.	482,900	373
Kenmec Mechanical Engineering Co. Ltd.	819,240	371
Long Bon International Co. Ltd.	920,000	367
Bank of Kaohsiung	1,239,049	367
J Touch Corp.	278,395	365
Chien Kuo Construction Co. Ltd.	718,100	348
Topoint Technology Co. Ltd.	515,474	344
* Asia Plastic Recycling Holding Ltd.	143,000	343
DA CIN Construction Co. Ltd.	590,000	341
AVY Precision Technology Inc.	172,600	334
Walton Advanced Engineering Inc.	928,000	330
Weltrend Semiconductor	648,000	330
Mayer Steel Pipe Corp.	696,600	330
Taiwan Semiconductor Co. Ltd.	632,000	329
L&K Engineering Co. Ltd.	354,000	328
APCB Inc.	454,000	325
Formosa Advanced Technologies Co. Ltd.	378,000	323
Powercom Co. Ltd.	546,770	315
Acter Co. Ltd.	81,229	314
Advanced Wireless Semiconductor Co.	382,160	312
Harvatek Corp.	517,129	312
Tekcore Co. Ltd.	552,000	310
San Fang Chemical Industry Co. Ltd.	392,700	310
Fulltech Fiber Glass Corp.	494,228	308
Tyntek Corp.	828,000	307
* Orient Semiconductor Electronics Ltd.	2,078,000	306
* Ocean Plastics Co. Ltd.	466,000	306
Long Chen Paper Co. Ltd.	1,026,000	305
Adlink Technology Inc.	256,450	304
Gold Circuit Electronics Ltd.	1,163,000	301
Sanyo Electric Taiwan Co. Ltd.	321,000	300
HUA ENG Wire & Cable	1,175,000	298
Tah Hsin Industrial Co. Ltd.	322,000	297
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	199,000	297
Sinbon Electronics Co. Ltd.	424,000	294
Advanced Ceramic X Corp.	114,000	292
China Steel Structure Co. Ltd.	311,000	287
* Episil Technologies Inc.	850,000	280
Holiday Entertainment Co. Ltd.	178,000	279
Macroblock Inc.	73,000	279
Elite Advanced Laser Corp.	169,000	278
G Shank Enterprise Co. Ltd.	492,000	272
I-Chiun Precision Industry Co. Ltd.	502,000	272
* China General Plastics Corp.	747,000	270
Newmax Technology Co. Ltd.	157,370	268

Alcor Micro Corp.	181,000	267
* Eastern Media International Corp.	2,027,000	267
Shinkong Insurance Co. Ltd.	497,000	266
Bright Led Electronics Corp.	339,000	265
CHC Resources Corp.	195,000	263
* Mosel Vitelic Inc.	1,734,000	263
First Hotel	381,240	255
Orise Technology Co. Ltd.	220,000	250
Raydium Semiconductor Corp.	103,311	249
KYE Systems Corp.	624,000	246
Supreme Electronics Co. Ltd.	421,000	243
SDI Corp.	305,000	242
* Froch Enterprise Co. Ltd.	601,000	242
Huga Optotech Inc.	482,890	240
KD Holding Corp.	50,000	238
* Hannstar Board Corp.	545,988	237
* E-Ton Solar Tech Co. Ltd.	499,000	231
* Tang Eng Iron Works Co. Ltd.	241,000	228
* Global Lighting Technologies Inc.	167,000	228
Star Comgistic Capital Co. Ltd.	362,000	227
Chenming Mold Industry Corp.	315,000	226
CyberPower Systems Inc.	128,000	223
* Tatung Co. Ltd. GDR	38,879	221
Microlife Corp.	135,000	219
* Changs Ascending Enterprise Co. Ltd.	79,261	216
Topco Technologies Corp.	91,627	213
Tung Thih Electronic Co. Ltd.	105,540	213
Ve Wong Corp.	310,000	211
* Giantplus Technology Co. Ltd.	753,000	211
Capella Microsystems Taiwan Inc.	57,761	207
Super Dragon Technology Co. Ltd.	210,000	207
Chimei Materials Technology Corp.	269,351	206
Kaulin Manufacturing Co. Ltd.	279,000	206
Chang Wah Electromaterials Inc.	89,610	203
Dynamic Electronics Co. Ltd.	510,361	202
* Jenn Feng New Energy Co. Ltd.	306,000	201
WAN HWA Enterprise Co.	447,300	200
Thinking Electronic Industrial Co. Ltd.	204,000	199
Wah Hong Industrial Corp.	126,000	196
LAN FA Textile	508,680	185
Sheng Yu Steel Co. Ltd.	288,000	184
Southeast Cement Co. Ltd.	513,000	182
* TYC Brother Industrial Co. Ltd.	444,960	179
Shiny Chemical Industrial Co. Ltd.	147,000	176
* Cosmos Bank Taiwan	833,000	173
* Shuttle Inc.	605,000	170
Standard Chemical & Pharma	207,580	169
Meiloon Industrial Co.	423,000	168
Ta Chong Securities Co. Ltd.	578,000	162
ACHEM TECHNOLOGY Corp.	366,950	156
BenQ Materials Corp.	379,478	154
Well Shin Technology Co. Ltd.	120,360	148
* Astro Corp.	101,000	147
Ta Yih Industrial Co. Ltd.	73,000	143
Sunspring Metal Corp.	140,000	138
Fortune Electric Co. Ltd.	288,000	132
XinTec Inc.	187,015	124

Hung Ching Development & Construction Co. Ltd.	285,000	124
Central Reinsurance Co. Ltd.	269,000	112
San Chih Semiconductor Co.	88,451	106
* ProMOS Technologies Inc.	5,975,000	69
DelSolar Co. Ltd.	65,842	42
Primax Electronics Ltd.	38,000	19
* Adimmune Corp.	12,000	17
* Hiroca Holdings Ltd.	1,000	4
		1,752,315
Thailand (0.5%)
PTT PCL (Foreign)	2,366,115	25,940
PTT Exploration & Production PCL (Foreign)	3,341,355	19,078
Kasikornbank PCL (Foreign)	4,302,000	18,361
Siam Commercial Bank PCL (Foreign)	4,402,600	17,171
Bangkok Bank PCL (Foreign)	3,114,000	16,729
Siam Cement PCL (Foreign)	1,099,900	14,336
Advanced Info Service PCL (Foreign)	2,574,600	12,541
CP ALL PCL (Foreign)	6,247,285	11,795
Charoen Pokphand Foods PCL (Foreign)	8,304,300	9,379
Kasikornbank PCL	2,231,800	9,274
PTT PCL	791,000	8,672
Bangkok Bank PCL (Local)	1,746,100	8,644
* PTT Global Chemical PCL (Foreign)	4,225,236	8,625
Banpu PCL	396,440	7,625
PTT Exploration and Production PCL (Local)	944,900	5,395
Siam Commercial Bank PCL (Local)	1,373,700	5,358
Thai Oil PCL (Foreign)	2,328,100	4,820
Indorama Ventures PCL (Foreign)	4,205,648	4,334
IRPC PCL (Foreign)	28,064,000	4,144
Bank of Ayudhya PCL (Foreign)	5,344,479	3,840
Krung Thai Bank PCL (Foreign)	7,522,210	3,711
CP ALL PCL (Local)	1,916,400	3,618
Advanced Info Service PCL (Local)	723,200	3,523
BEC World PCL (Foreign)	2,370,905	3,306
Charoen Pokphand Foods PCL	2,856,200	3,226
* Siam Makro PCL	342,800	2,831
* PTT Global Chemical PCL (Local)	1,311,800	2,821
Glow Energy PCL (Foreign)	1,446,845	2,604
* Banpu PCL (Local)	133,350	2,536
Thai Union Frozen Products PCL	1,052,800	2,260
Siam City Cement PCL (Local)	260,800	2,163
* True Corp. PCL	19,611,100	2,049
Bumrungrad Hospital PCL	1,310,500	1,999
Ratchaburi Electricity Generating Holding PCL (Local)	1,389,600	1,976
Thai Airways International PCL	2,545,600	1,945
Thanachart Capital PCL	2,317,900	1,944
Home Product Center PCL (Foreign)	4,948,532	1,789
Minor International PCL	4,684,100	1,753
Robinson Department Store PCL	1,291,200	1,747
Esso Thailand PCL	4,025,700	1,699
Sri Trang Agro-Industry PCL	2,192,200	1,519
Tisco Financial Group PCL	1,311,800	1,512
Krung Thai Bank PCL	3,019,500	1,489
Electricity Generating PCL	494,500	1,462
Hemaraj Land and Development PCL	17,547,100	1,403
BEC World PCL	983,400	1,371
Thai Oil PCL	634,600	1,314

Delta Electronics Thai PCL	1,838,800	1,271
IRPC PCL	8,546,000	1,262
Pruksa Real Estate PCL	2,710,500	1,240
Hana Microelectronics PCL	2,059,900	1,217
BTS Group Holdings PCL	53,049,000	1,182
Indorama Ventures PCL (Local)	1,078,000	1,111
Kiatnakin Bank PCL	1,024,500	1,058
Dynasty Ceramic PCL	521,000	1,043
Major Cineplex Group PCL	2,057,000	1,021
Supalai PCL	2,122,600	965
Thai Vegetable Oil PCL	1,532,000	959
Amata Corp. PCL	1,935,100	948
TPI Polene PCL	1,773,600	939
Sino Thai Engineering & Construction PCL	2,106,500	937
Thoresen Thai Agencies PCL	1,303,200	891
Bank of Ayudhya PCL (Local)	1,236,800	885
Glow Energy PCL	479,300	863
Bangchak Petroleum PCL	1,239,400	815
LPN Development PCL	1,798,200	806
Jasmine International PCL	12,335,400	803
Thai Plastic & Chemical PCL	822,900	783
Polyplex PCL	1,444,400	764
Bangkok Expressway PCL	1,253,200	757
Khon Kaen Sugar Industry PCL	1,573,100	731
* Thaicom PCL	1,800,000	726
* Sahaviriya Steel Industries PCL (Foreign)	26,614,560	704
Central Plaza Hotel PCL	1,891,200	701
* Bangkokland PCL	28,904,700	662
Ticon Industrial Connection PCL	1,618,400	653
CalComp Electronics Thailand PCL	7,468,700	631
Siamgas & Petrochemicals PCL	1,279,000	618
STP & I PCL	517,400	610
Quality Houses PCL	11,791,400	597
Thai Tap Water Supply PCL (Foreign)	3,214,600	581
Italian-Thai Development PCL	4,838,300	546
Asian Property Development PCL (Foreign)	3,223,440	546
* Precious Shipping PCL	1,017,700	538
GFPT PCL	1,452,800	511
Home Product Center PCL	1,399,071	506
Bangkok Chain Hospital PCL	2,073,360	486
CH Karnchang PCL	1,968,700	483
Thai Tap Water Supply PCL (Local)	2,516,500	455
Vinythai PCL	722,300	433
* LH Financial Group PCL	9,853,600	432
Sansiri PCL (Foreign)	7,035,464	420
Siam Global House PCL	1,247,800	411
* G J Steel PCL (Local)	66,137,800	299
Sansiri PCL (Local)	4,760,200	284
MCOT PCL	285,000	260
* PHATRA SECURITIES	265,800	249
* G Steel PCL	23,002,700	245
Somboon Advance Technology PCL	311,800	238
Samart Corp. PCL (Foreign)	810,500	211
* Sahaviriya Steel Industries PCL (Local)	6,923,900	183
* Tata Steel Thailand PCL	5,109,900	150
Samart Corp. PCL (Local)	574,400	149

* Rojana Industrial Park PCL Warrants Exp. 7/18/2016	197,933	16
		313,416
Turkey (0.3%)
Turkiye Garanti Bankasi AS	7,747,251	27,897
Akbank TAS	4,407,828	16,531
* Turkcell Iletisim Hizmetleri AS	2,837,774	14,601
Turkiye Is Bankasi	5,844,154	12,174
Anadolu Efes Biracilik Ve Malt Sanayii AS	751,717	10,498
Tupras Turkiye Petrol Rafinerileri AS	460,795	10,475
BIM Birlesik Magazalar AS	309,844	9,540
Turk Telekomunikasyon AS	1,944,769	8,672
KOC Holding AS	2,223,767	8,637
Turkiye Halk Bankasi AS	1,150,325	7,550
Haci Omer Sabanci Holding AS (Bearer)	1,906,777	7,286
* Yapi ve Kredi Bankasi AS	3,184,108	5,897
Turkiye Vakiflar Bankasi Tao	2,749,795	4,461
Eregli Demir ve Celik Fabrikalari TAS	2,033,644	4,439
Enka Insaat ve Sanayi AS	1,216,279	3,324
Arcelik AS	756,578	3,271
Koza Altin Isletmeleri AS	173,257	3,064
Coca-Cola Icecek AS	232,221	3,037
Turkiye Sise ve Cam Fabrikalari AS	1,384,620	2,836
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,375,758	2,826
* TAV Havalimanlari Holding AS	582,297	2,616
Ford Otomotiv Sanayi AS	268,258	2,395
* Turk Hava Yollari	1,801,070	2,381
* Asya Katilim Bankasi AS	1,938,392	1,840
Turkiye Sinai Kalkinma Bankasi AS	1,378,134	1,661
Yazicilar Holding AS Class A	186,106	1,164
* Ihlas Holding AS	2,453,140	1,060
Ulker Biskuvi Sanayi AS	343,244	1,031
* Dogan Sirketler Grubu Holding AS	2,972,281	1,020
Aselsan Elektronik Sanayi Ve Ticaret AS	196,699	988
* Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D	2,105,411	981
Trakya Cam Sanayi AS	627,263	933
Yapi Kredi Sigorta AS	111,201	932
Bizim Toptan Satis Magazalari AS	70,522	899
* NET Holding AS	848,575	812
Sekerbank TAS	1,494,848	812
Aksa Akrilik Kimya Sanayii	301,778	764
* Koza Anadolu Metal Madencilik Isletmeleri AS	350,507	751
Akmerkez Gayrimenkul Yatirim Ortakligi AS	77,739	741
Is Gayrimenkul Yatirim Ortakligi AS	1,147,684	728
Akcansa Cimento AS	172,261	722
Cimsa Cimento Sanayi VE Tica	149,541	719
Konya Cimento Sanayii AS	4,023	685
* Dogan Yayin Holding AS	2,023,846	681
Bagfas Bandirma Gubre Fabrik	7,249	676
Kartonsan Karton Sanayi ve Ticaret AS	5,744	634
* Akfen Holding AS	138,724	617
Pinar SUT Mamulleri Sanayii AS	63,393	612
Netas Telekomunikasyon AS	8,257	605
Anadolu Cam Sanayii AS	343,349	572
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	569,066	572
* Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	846,930	561
* Gubre Fabrikalari TAS	88,019	561
Mardin Cimento Sanayii ve Ticaret AS	156,365	554

Albaraka Turk Katilim Bankasi AS	586,379	544
Alarko Holding AS	305,020	542
* Dogus Otomotiv Servis ve Ticaret AS	263,527	542
* Aksigorta AS	595,307	534
Otokar Otomotiv Ve Savunma Sanayi A.S.	32,800	516
Torunlar Gayrimenkul Yatirim Ortakligi AS	204,772	490
Adana Cimento Sanayii TAS Class A	231,838	474
Sinpas Gayrimenkul Yatirim Ortakligi AS	749,726	471
* Akenerji Elektrik Uretim AS	391,149	459
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	484,869	441
* Izmir Demir Celik Sanayi AS	207,310	436
* Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS	185,133	403
Altinyildiz Mensucat ve Konfeksiyon Fabrikalari AS	30,472	389
Bursa Cimento Fabrikasi AS	156,851	386
* Ipek Dogal Enerji Kaynaklari Ve Uretim AS	250,469	353
* Zorlu Enerji Elektrik Uretim AS	413,798	349
Baticim Bati Anadolu Cimento Sanayii AS	102,164	342
Anadolu Hayat Emeklilik AS	165,818	315
* Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii AS	546,063	313
Goodyear Lastikleri Turk AS	10,895	303
* Hurriyet Gazetecilik AS	605,721	303
* Fenerbahce Sportif Hizmetler Sanayi ve Ticaret AS	13,524	303
Anadolu Sigorta	621,679	300
* Borusan Mannesmann Boru Sanayi ve Ticaret AS	23,492	295
* Deva Holding AS	248,817	275
* Is Finansal Kiralama AS	421,787	271
* Vestel Elektronik Sanayi ve Ticaret A.S.	231,823	268
Turcas Petrol AS	186,641	257
Soda Sanayii AS	132,115	244
* Polyester Sanayi AS	329,554	240
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	7,955	232
* Galatasaray Sportif Sinai ve Ticari Yatirimlar AS	2,250	225
Eczacibasi Yatirim Holding Ortakligi AS	87,076	225
* TAT Konserve Sanayii AS	178,747	218
* Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class B	254,237	215
* Ipek Dogal Enerji Kaynaklari Ve Uretim AS Rights Exp. 2/15/12	250,469	190
Vestel Beyaz Esya Sanayi ve Ticaret AS	183,899	189
Is Yatirim Menkul Degerler AS	215,433	186
Celebi Hava Servisi AS	16,800	174
* Boyner Buyuk Magazacilik	101,810	161
Bolu Cimento Sanayii AS	197,964	154
* Trabzonspor Sportif Yatirim ve Futbol Isletmeciligi TAS	19,045	141
* Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	33,167	122
Afyon Cimento Sanayi TAS	1,990	110
		214,196
United Kingdom (15.2%)
HSBC Holdings plc	65,904,193	550,644
BP plc	69,913,783	525,939
Vodafone Group plc	187,602,779	506,002
GlaxoSmithKline plc	18,727,915	416,585
Royal Dutch Shell plc Class B	9,907,215	362,085
Royal Dutch Shell plc Class A	10,095,041	358,144
British American Tobacco plc	7,296,274	335,985
Rio Tinto plc	5,162,984	311,029
BG Group plc	12,511,070	281,910
BHP Billiton plc	7,795,078	262,049
AstraZeneca plc	4,959,974	238,890

Standard Chartered plc	8,780,802	212,216
Diageo plc	9,241,651	204,557
Anglo American plc	4,883,459	202,683
Unilever plc	4,736,897	153,084
TESCO plc	29,584,531	149,183
Barclays plc	42,746,210	143,332
Imperial Tobacco Group plc	3,739,816	133,933
SABMiller plc	3,517,908	133,714
National Grid plc	13,136,006	130,807
Xstrata plc	7,659,306	130,373
Reckitt Benckiser Group plc	2,285,805	121,773
Royal Dutch Shell plc Class A (Amsterdam Shares)	3,261,723	115,988
Prudential plc	9,403,264	104,011
BT Group plc	28,689,997	92,299
Centrica plc	19,093,158	88,405
Rolls-Royce Holdings plc	6,917,205	80,323
* Lloyds Banking Group plc	152,352,004	73,676
Tullow Oil plc	3,336,140	73,279
Shire plc	2,077,695	68,974
SSE plc	3,461,926	66,795
Compass Group plc	7,010,270	65,156
BAE Systems plc	12,408,027	60,298
Aviva plc	10,576,514	58,328
Pearson plc	3,003,739	55,619
WPP plc	4,595,294	54,100
Experian plc	3,707,915	50,307
ARM Holdings plc	4,986,709	47,994
Old Mutual plc	20,449,350	47,144
British Sky Broadcasting Group plc	4,199,132	45,726
Legal & General Group plc	21,669,968	39,435
Randgold Resources Ltd.	337,578	38,439
Reed Elsevier plc	4,501,886	37,301
Wolseley plc	1,054,424	36,574
WM Morrison Supermarkets plc	8,074,383	36,428
Kingfisher plc	8,712,327	35,177
Burberry Group plc	1,620,419	34,341
Aggreko plc	984,608	32,570
Smith & Nephew plc	3,294,108	31,924
Land Securities Group plc	2,871,872	30,549
Marks & Spencer Group plc	5,835,140	30,102
International Power plc	5,659,952	29,959
Antofagasta plc	1,457,674	29,836
Standard Life plc	8,595,955	29,555
* Royal Bank of Scotland Group plc	65,567,703	27,511
Next plc	635,522	26,265
Johnson Matthey plc	793,674	25,719
Weir Group plc	778,580	24,055
British Land Co. plc	3,109,825	23,986
Associated British Foods plc	1,312,709	23,876
United Utilities Group plc	2,512,752	23,862
* Cairn Energy plc	5,180,740	23,087
Resolution Ltd.	5,273,437	22,721
Sage Group plc	4,877,201	22,565
G4S plc	5,191,420	22,075
Petrofac Ltd.	957,188	22,014
Smiths Group plc	1,450,519	21,984
Capita plc	2,256,684	21,896

	Intercontinental Hotels Group plc	1,067,277	21,765
	RSA Insurance Group plc	13,001,457	21,733
	Severn Trent plc	877,687	21,114
	J Sainsbury plc	4,494,766	20,457
	Carnival plc	673,316	20,139
^	Glencore International plc	3,081,661	20,035
	Intertek Group plc	591,230	19,706
	AMEC plc	1,228,526	19,490
	Rexam plc	3,247,616	19,178
	GKN plc	5,745,939	19,029
	Fresnillo plc	661,256	18,121
	Tate & Lyle plc	1,722,979	17,999
	Whitbread plc	657,031	17,049
	Bunzl plc	1,218,134	16,547
	Meggitt plc	2,851,818	16,340
	ITV plc	13,586,123	16,076
	IMI plc	1,186,827	16,014
	Hammerson plc	2,629,266	15,652
	Babcock International Group plc	1,321,270	15,213
	Croda International plc	494,960	15,123
	Pennon Group plc	1,331,134	14,606
	Serco Group plc	1,810,307	14,512
	Kazakhmys plc	790,856	14,219
	Informa plc	2,218,506	13,693
^,* Gulf Keystone Petroleum Ltd.		2,980,277	13,042
*	Premier Oil plc	1,971,058	12,797
	John Wood Group plc	1,231,111	12,793
	Man Group plc	6,957,207	12,719
	Cobham plc	4,101,193	11,853
	Travis Perkins plc	844,290	11,694
	Investec plc	1,971,254	11,688
	Drax Group plc	1,340,396	11,239
	Admiral Group plc	752,748	11,184
	Balfour Beatty plc	2,558,912	11,070
	ICAP plc	2,068,896	10,965
	Inmarsat plc	1,680,075	10,614
	Capital Shopping Centres Group plc	2,072,278	10,572
	3i Group plc	3,583,006	10,442
	Eurasian Natural Resources Corp. plc	952,494	10,393
	Mondi plc	1,297,938	10,350
	Spectris plc	427,397	10,330
	Aberdeen Asset Management plc	2,730,569	10,288
	Amlin plc	1,817,997	9,753
	Lonmin plc	596,811	9,741
	Invensys plc	3,015,735	9,629
	Schroders plc	418,888	9,580
	Rotork plc	318,267	9,554
	IG Group Holdings plc	1,264,301	9,442
	Segro plc	2,706,139	9,387
*	Berkeley Group Holdings plc	465,517	9,310
	Cookson Group plc	1,011,302	9,225
	Persimmon plc	1,106,680	9,199
	William Hill plc	2,579,639	9,146
	Spirax-Sarco Engineering plc	284,892	8,902
	Derwent London plc	333,910	8,818
	Inchcape plc	1,629,598	8,770
	Firstgroup plc	1,769,284	8,655

Melrose plc	1,434,117	8,518
Vedanta Resources plc	439,849	8,314
Hiscox Ltd.	1,344,916	8,085
Catlin Group Ltd.	1,258,741	8,046
* Rentokil Initial plc	6,774,211	8,023
* Taylor Wimpey plc	11,736,667	7,857
Carillion plc	1,601,305	7,810
UBM plc	900,647	7,809
Halma plc	1,395,321	7,795
Provident Financial plc	508,881	7,700
London Stock Exchange Group plc	555,595	7,632
Aegis Group plc	3,057,120	7,616
Ladbrokes plc	3,387,641	7,574
Petropavlovsk plc	627,166	7,505
Daily Mail & General Trust plc	1,081,499	7,459
* Afren plc	3,891,839	7,407
Rightmove plc	365,207	7,402
Shaftesbury plc	924,677	7,303
Stagecoach Group plc	1,614,765	7,170
Logica plc	5,975,883	7,160
Ashmore Group plc	1,191,736	6,986
* Imagination Technologies Group plc	756,342	6,903
Ashtead Group plc	1,852,517	6,881
* ASOS plc	250,495	6,799
* Telecity Group plc	663,192	6,772
Henderson Group plc	3,851,530	6,734
* African Minerals Ltd.	848,195	6,724
Michael Page International plc	1,069,512	6,568
Great Portland Estates plc	1,151,980	6,550
Intermediate Capital Group plc	1,480,268	6,424
* BTG plc	1,195,397	6,306
Cable & Wireless Communications plc	9,317,262	6,303
* Barratt Developments plc	3,623,881	6,251
Bwin.Party Digital Entertainment plc	2,467,950	6,245
Ultra Electronics Holdings plc	257,752	6,231
Hikma Pharmaceuticals plc	547,238	6,199
Aveva Group plc	247,467	6,160
Greene King plc	792,173	6,150
Capital & Counties Properties plc	2,034,966	6,096
Booker Group plc	5,374,441	6,090
Lancashire Holdings Ltd.	551,189	5,984
Victrex plc	292,049	5,896
^ DS Smith plc	1,639,019	5,871
Hays plc	5,124,342	5,773
Close Brothers Group plc	528,905	5,630
* Centamin plc	3,772,891	5,618
TUI Travel plc	1,844,831	5,571
Hunting plc	431,360	5,493
National Express Group plc	1,603,230	5,486
* Rockhopper Exploration plc	1,018,636	5,469
Electrocomponents plc	1,603,168	5,457
Mitie Group plc	1,326,064	5,325
De La Rue plc	359,823	5,316
BBA Aviation plc	1,790,870	5,265
AZ Electronic Materials SA	1,102,148	5,259
Home Retail Group plc	3,054,353	5,176
Jardine Lloyd Thompson Group plc	479,603	5,164

	Debenhams plc	4,802,379	5,136
	Bellway plc	440,829	5,129
	Hargreaves Lansdown plc	784,905	5,114
	QinetiQ Group plc	2,466,419	5,030
	Morgan Crucible Co. plc	1,018,654	5,029
	Fenner plc	710,623	4,955
	Hochschild Mining plc	620,636	4,839
	Misys plc	946,564	4,825
	Britvic plc	885,087	4,803
	Homeserve plc	1,046,060	4,684
	Ferrexpo plc	864,022	4,658
	Filtrona plc	775,048	4,634
	Spirent Communications plc	2,455,729	4,604
	Berendsen plc	626,345	4,553
*	easyJet plc	642,695	4,528
	Premier Farnell plc	1,376,281	4,490
	WH Smith plc	509,742	4,439
	Chemring Group plc	725,435	4,395
	Micro Focus International plc	646,829	4,316
	Beazley plc	1,870,850	4,139
	Senior plc	1,450,896	4,122
	Betfair Group plc	299,633	4,120
	Millennium & Copthorne Hotels plc	577,132	4,053
	Atkins WS plc	364,300	4,028
	Elementis plc	1,639,662	3,971
	St. James's Place plc	712,244	3,932
*	Howden Joinery Group plc	2,291,733	3,884
*	Cove Energy plc	1,787,408	3,847
*	Soco International plc	820,401	3,779
	African Barrick Gold plc	462,112	3,758
*	Mitchells & Butlers plc	914,196	3,704
	Halfords Group plc	734,463	3,695
	Tullett Prebon plc	775,389	3,647
*	EnQuest plc	2,123,023	3,564
	TalkTalk Telecom Group plc	1,836,179	3,564
	Bovis Homes Group plc	504,902	3,540
	Genus plc	217,048	3,490
	Fidessa Group plc	132,619	3,471
	Bodycote plc	720,081	3,467
	Regus plc	2,377,816	3,456
	PZ Cussons plc	716,293	3,448
	SIG plc	2,160,024	3,398
	Restaurant Group plc	718,682	3,362
	Cable & Wireless Worldwide plc	10,207,900	3,342
	Jupiter Fund Management plc	912,858	3,280
	Marston's plc	2,071,524	3,171
*	Ophir Energy plc	673,352	3,128
	Renishaw plc	139,952	3,079
	Paragon Group of Cos. plc	1,095,761	3,061
	Domino's Pizza UK & IRL plc	420,132	3,034
	London & Stamford Property plc	1,823,720	3,020
	Abcam plc	565,919	2,989
	SDL plc	288,086	2,950
	Kier Group plc	138,016	2,918
	Phoenix Group Holdings	316,260	2,909
^,* Dixons Retail plc		13,043,867	2,903
	International Personal Finance plc	946,262	2,843

	Yule Catto & Co. plc	913,133	2,825
	Rathbone Brothers plc	156,243	2,824
	Greggs plc	350,220	2,819
	Go-Ahead Group plc	140,328	2,810
	New World Resources plc	382,990	2,789
	Cape plc	447,510	2,765
	Synergy Health plc	204,441	2,732
	ITE Group plc	841,616	2,718
*	Petra Diamonds Ltd.	1,336,220	2,714
	RPS Group plc	820,639	2,699
	Laird plc	992,018	2,624
	CSR plc	710,525	2,599
	Devro plc	618,291	2,596
	Dignity plc	207,607	2,555
	Playtech Ltd.	541,475	2,555
	JD Wetherspoon plc	397,498	2,553
	Savills plc	477,909	2,533
	Diploma plc	406,390	2,526
*	Sports Direct International plc	652,594	2,523
	Dairy Crest Group plc	503,774	2,492
*	Essar Energy plc	1,213,515	2,479
	Grainger plc	1,527,785	2,388
	Shanks Group plc	1,525,052	2,367
	Galliford Try plc	291,485	2,192
	Computacenter plc	348,759	2,188
	Avocet Mining plc	619,179	2,186
	Kesa Electricals plc	2,048,249	2,179
	Stobart Group Ltd.	1,095,732	2,166
	Interserve plc	471,103	2,160
	Brewin Dolphin Holdings plc	880,149	2,095
	Kcom Group plc	1,849,041	2,074
*	Heritage Oil plc	700,262	2,073
*	Salamander Energy plc	569,153	2,050
	N Brown Group plc	564,477	2,048
	Dunelm Group plc	270,612	1,958
^,* Kalahari Minerals plc		509,270	1,946
*	Spirit Pub Co. plc	2,462,394	1,940
*	Songbird Estates plc	1,108,000	1,905
	Telecom Plus plc	175,477	1,870
	Cineworld Group plc	554,349	1,866
	F&C Asset Management plc	1,722,877	1,802
	Big Yellow Group plc	407,124	1,797
	Moneysupermarket.com Group plc	965,043	1,756
	Kentz Corp. Ltd.	249,503	1,746
*	Colt Group SA	1,198,615	1,739
	Euromoney Institutional Investor plc	158,752	1,728
	Unite Group plc	608,923	1,711
*	London Mining plc	399,879	1,706
*	Nautical Petroleum plc	330,350	1,696
*	Faroe Petroleum plc	633,996	1,678
*	Redrow plc	857,638	1,668
*	Northgate plc	464,905	1,664
	Anglo Pacific Group plc	351,623	1,612
^,* Allied Gold Mining plc		754,215	1,583
^,* Ocado Group plc		1,133,649	1,558
	Hargreaves Services plc	85,272	1,552
	Sthree plc	360,197	1,546

	Mecom Group plc	444,629	1,502
	Raven Russia Ltd.	1,757,779	1,484
	Majestic Wine plc	230,100	1,444
	John Menzies plc	157,105	1,394
*	Borders & Southern Petroleum plc	1,298,308	1,391
	Morgan Sindall Group plc	131,517	1,377
	TT electronics plc	518,907	1,367
	Keller Group plc	243,316	1,355
	Sportingbet plc	2,131,943	1,338
	Collins Stewart Hawkpoint plc	930,310	1,334
	Pace plc	977,471	1,315
*	Gem Diamonds Ltd.	392,365	1,300
	Workspace Group plc	362,435	1,293
^	Carpetright plc	148,438	1,288
*	Premier Foods plc	6,737,044	1,276
	Hill & Smith Holdings plc	272,576	1,275
*	Enterprise Inns plc	2,109,785	1,240
	Primary Health Properties plc	233,011	1,198
	Helical Bar plc	404,922	1,183
	Mcbride plc	640,806	1,182
*	Blinkx plc	1,108,458	1,173
	Chesnara plc	420,262	1,168
*	Patagonia Gold plc	1,701,790	1,154
*	Avanti Communications Group plc	250,734	1,128
	Mears Group plc	287,946	1,123
*	Quintain Estates & Development plc	1,758,281	1,095
	Highland Gold Mining Ltd.	391,695	1,089
	Development Securities plc	460,599	1,068
	ST Modwen Properties plc	536,938	1,054
*	Vectura Group plc	1,108,093	1,026
	Pan African Resources plc	3,754,018	1,024
^,* SuperGroup plc		99,422	1,020
*	BowLeven plc	807,972	1,006
*	Monitise plc	2,194,801	961
	WSP Group plc	238,473	939
	Severfield-Rowen plc	301,843	936
*	Wolfson Microelectronics plc	369,658	926
*	Lonrho plc	5,560,536	921
*	Chariot Oil & Gas Ltd.	499,321	914
*	Valiant Petroleum plc	138,358	908
	Robert Wiseman Dairies plc	147,718	905
*	Gulfsands Petroleum plc	329,479	903
	JKX Oil & Gas plc	401,296	888
	Metric Property Investments plc	680,156	879
^,* Xcite Energy Ltd.		563,637	846
*	Amerisur Resources plc	2,865,471	845
	Chime Communications plc	244,127	842
^	Mothercare plc	268,745	837
*	Pendragon plc	4,676,126	829
*	Xchanging plc	737,721	802
*	Andor Technology Ltd.	90,414	799
*	Circle Oil plc	1,926,242	785
	Lavendon Group plc	559,991	779
^,* Yell Group plc		7,860,627	714
	Rank Group plc	338,487	703
	Volex plc	175,047	701
^,* Falkland Oil & Gas Ltd.		735,495	690

*	Trinity Mirror plc			933,710	681
	Speedy Hire plc			1,593,124	679
^	Thomas Cook Group plc			3,050,960	651
	Lookers plc			809,829	638
	Clarkson plc			34,481	626
*	IQE plc			1,586,964	614
*	Eros International plc			153,155	553
*	Hardy Oil & Gas plc			205,342	544
	Melrose Resources plc			258,141	493
*	Wincanton plc			364,454	477
*	Zanaga Iron Ore Co. Ltd.			291,415	469
	Cupid plc			125,139	416
*	Bahamas Petroleum Co. plc			3,562,035	402
	Costain Group plc			118,289	365
	Immunodiagnostic Systems Holdings plc			59,505	355
*	Aurelian Oil & Gas plc			1,291,265	336
*	888 Holdings plc			395,832	328
*	UK Coal plc			629,484	327
^,* Pursuit Dynamics plc				198,578	319
*	Nanoco Group plc			323,569	319
	Promethean World plc			310,660	272
*	Sterling Energy plc			438,752	257
*	San Leon Energy plc			1,226,691	194
					9,478,790
United States (0.1%)
Exchange-Traded Fund (0.1%)
3	Vanguard MSCI Emerging Markets ETF			1,800,000	76,176

Total Common Stocks (Cost $62,876,210)					62,316,242
					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (2.1%)[1]
Money Market Fund (2.1%)
[4,5] Vanguard Market Liquidity Fund		0.096%		1,283,679,691	1,283,680

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
[6,7] Fannie Mae Discount Notes		0.020%–0.030%	4/2/12	4,500	4,500
[6,8] Federal Home Loan Bank Discount Notes		0.040%	4/16/12	4,000	3,999
[6,7] Freddie Mac Discount Notes		0.050%	4/4/12	10,000	9,999
					18,498
Total Temporary Cash Investments (Cost $1,302,178)					1,302,178
Total Investments (101.7%) (Cost $64,178,388)					63,618,420
Other Assets and Liabilities-Net (-1.7%)[5]					(1,066,433)
Net Assets (100%)					62,551,987

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,018,432,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.7%, respectively, of net assets.

2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, the aggregate value of these securities was $142,398,000, representing 0.2% of net assets.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $1,085,050,000 of collateral received for securities on loan.
6 Securities with a value of $15,154,000 have been segregated as initial margin for open futures contracts.
7 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
8 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Total International Stock Index Fund

The following table summarizes the market value of the fund's investments as of January 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	8,662,170	—	282
Common Stocks—Other	246,065	53,403,407	4,318
Temporary Cash Investments	1,283,680	18,498	—
Futures Contracts—Assets[1]	449	—	—
Forward Currency Contracts—Assets	—	2,812	—
Forward Currency Contracts—Liabilities		(777)
Total	10,192,364	53,423,940	4,600
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended January 31, 2012. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

Investments in
Common Stocks
Amount valued based on Level 3 Inputs	($000)
Balance as of October 31, 2011	2,573
Transfers into Level 3	3,049
Change in Unrealized Appreciation (Depreciation)	(1,022)
Balance as of January 31, 2012	4,600

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Total International Stock Index Fund

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	March 2012	2,457	77,835	4,294
FTSE 100 Index	March 2012	820	73,040	2,361
Topix Index	March 2012	559	55,460	968
S&P ASX 200 Index	March 2012	181	20,323	216

Unrealized appreciation (depreciation) on open FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At January 31, 2012, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
					Unrealized
	Contract				Appreciation
	Settlement				(Depreciation)
Counterparty	Date		Receive	Deliver	($000)
Brown Brothers Harriman & Co.	3/21/2012	EUR	56,179USD	73,551	(777)
Brown Brothers Harriman & Co.	3/21/2012	GBP	44,789USD	70,650	749
Brown Brothers Harriman & Co.	3/13/2012	JPY	4,155,047USD	54,518	958
Brown Brothers Harriman & Co.	3/20/2012	AUD	18,919USD	19,999	1,105
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At January 31, 2012, the counterparty had deposited in a segregated account cash with a value sufficient to cover substantially all amounts due to the fund in connection with open forward currency contracts.

E. At January 31, 2012, the cost of investment securities for tax purposes was $64,259,040,000. Net unrealized depreciation of investment securities for tax purposes was $640,620,000, consisting of unrealized gains of $6,106,537,000 on securities that had risen in value since their purchase and $6,747,157,000 in unrealized losses on securities that had fallen in value since their purchase.

Total International Stock Index Fund

Vanguard LifeStrategy Growth Fund

Schedule of Investments
As of January 31, 2012

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (55.9%)
Vanguard Total Stock Market Index Fund Investor Shares	127,844,673	4,203,533

International Stock Fund (24.2%)
Vanguard Total International Stock Index Fund Investor Shares	129,724,994	1,817,447

Bond Fund (19.9%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	136,857,690	1,497,223

Total Investment Companies (Cost $6,283,000)		7,518,203
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.096% (Cost $390)	389,732	390

Total Investments (100.0%) (Cost $6,283,390)		7,518,593
Other Assets and Liabilities-Net (0.0%)		1,665
Net Assets (100%)		7,520,258

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At January 31, 2012, 100% of the market value of the fund's investments was based on Level 1 inputs.

C. At January 31, 2012, the cost of investment securities for tax purposes was $6,283,390,000. Net unrealized appreciation of investment securities for tax purposes was $1,235,203,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard LifeStrategy Income Fund

Schedule of Investments
As of January 31, 2012

		Market
		Value
	Shares	($000)
Investment Companies (99.8%)
U.S. Stock Fund (13.9%)
Vanguard Total Stock Market Index Fund Investor Shares	10,578,393	347,818

International Stock Fund (6.1%)
Vanguard Total International Stock Index Fund Investor Shares	10,834,767	151,795

Bond Fund (79.8%)
1 Vanguard Total Bond Market II Index Fund	182,362,308	1,995,044

Total Investment Companies (Cost $2,385,525)		2,494,657
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.096% (Cost $1,520)	1,520,321	1,520

Total Investments (99.9%) (Cost $2,387,045)		2,496,177
Other Assets and Liabilities-Net (0.1%)		1,827
Net Assets (100%)		2,498,004

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At January 31, 2012, 100% of the market value of the fund's investments was based on Level 1 inputs.

C. At January 31, 2012, the cost of investment securities for tax purposes was $2,387,045,000. Net unrealized appreciation of investment securities for tax purposes was $109,132,000, consisting of unrealized gains of $123,796,000 on securities that had risen in value since their purchase and $14,664,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard LifeStrategy Conservative Growth Fund

Schedule of Investments
As of January 31, 2012

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (27.9%)
Vanguard Total Stock Market Index Fund Investor Shares	57,498,869	1,890,563

International Stock Fund (12.1%)
Vanguard Total International Stock Index Fund Investor Shares	58,730,498	822,814

Bond Fund (59.9%)
1 Vanguard Total Bond Market II Index Fund	371,477,017	4,063,958

Total Investment Companies (Cost $6,147,781)		6,777,335
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.096% (Cost $4,969)	4,968,841	4,969

Total Investments (100.0%) (Cost $6,152,750)		6,782,304
Other Assets and Liabilities-Net (0.0%)		(3,188)
Net Assets (100%)		6,779,116

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At January 31, 2012, 100% of the market value of the fund's investments was based on Level 1 inputs.

C. At January 31, 2012, the cost of investment securities for tax purposes was $6,152,750,000. Net unrealized appreciation of investment securities for tax purposes was $629,554,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard LifeStrategy Moderate Growth Fund

Schedule of Investments
As of January 31, 2012

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (41.8%)
Vanguard Total Stock Market Index Fund Investor Shares	105,004,752	3,452,557

International Stock Fund (18.1%)
Vanguard Total International Stock Index Fund Investor Shares	106,869,388	1,497,240

Bond Fund (40.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	302,673,878	3,311,252

Total Investment Companies (Cost $6,959,178)		8,261,049
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.096% (Cost $2,277)	2,277,099	2,277

Total Investments (100.0%) (Cost $6,961,455)		8,263,326
Other Assets and Liabilities-Net (0.0%)		1,195
Net Assets (100%)		8,264,521

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At January 31, 2012, 100% of the market value of the fund's investments was based on Level 1 inputs.

C. At January 31, 2012, the cost of investment securities for tax purposes was $6,961,455,000. Net unrealized appreciation of investment securities for tax purposes was $1,301,871,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Developed Markets Index Fund

Schedule of Investments
As of January 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)[1]
Australia (8.9%)
BHP Billiton Ltd.	3,476,919	137,715
Commonwealth Bank of Australia	1,687,545	90,673
Westpac Banking Corp.	3,280,663	73,543
Australia & New Zealand Banking Group Ltd.	2,846,202	64,738
National Australia Bank Ltd.	2,383,091	60,319
Wesfarmers Ltd.	1,088,945	35,008
Woolworths Ltd.	1,317,165	34,648
Rio Tinto Ltd.	471,786	34,615
Newcrest Mining Ltd.	828,252	29,646
Woodside Petroleum Ltd.	686,896	24,931
Westfield Group	2,373,589	21,416
CSL Ltd.	567,745	18,732
Origin Energy Ltd.	1,151,673	16,803
Telstra Corp. Ltd.	4,709,422	16,645
Santos Ltd.	1,019,119	14,549
QBE Insurance Group Ltd.	1,181,098	14,378
AMP Ltd.	3,038,645	13,782
Suncorp Group Ltd.	1,395,406	12,445
Brambles Ltd.	1,598,943	12,339
Orica Ltd.	394,739	10,372
Macquarie Group Ltd.	376,767	10,193
Amcor Ltd.	1,331,360	9,948
Stockland	2,578,577	9,197
Iluka Resources Ltd.	454,084	8,824
Westfield Retail Trust	3,146,694	8,434
Transurban Group	1,416,115	8,253
AGL Energy Ltd.	500,297	7,746
Coca-Cola Amatil Ltd.	616,771	7,564
QR National Ltd.	1,852,306	7,300
Fortescue Metals Group Ltd.	1,351,179	7,230
Insurance Australia Group Ltd.	2,254,709	6,967
GPT Group	1,896,776	6,221
WorleyParsons Ltd.	209,667	6,065
ASX Ltd.	189,931	6,046
Incitec Pivot Ltd.	1,766,296	6,016
Asciano Ltd.	1,055,036	5,262
Goodman Group	7,614,904	5,178
Dexus Property Group	5,247,641	4,959
Mirvac Group	3,705,813	4,858
Sonic Healthcare Ltd.	401,667	4,791
Lend Lease Group	587,917	4,588
Crown Ltd.	510,931	4,388
Leighton Holdings Ltd.	164,373	4,084
OZ Minerals Ltd.	351,117	4,064
Campbell Brothers Ltd.	73,160	4,039
Toll Holdings Ltd.	731,693	3,881
Computershare Ltd.	478,156	3,881
Cochlear Ltd.	61,621	3,880
Tatts Group Ltd.	1,430,253	3,853

	CFS Retail Property Trust	2,001,406	3,647
	Alumina Ltd.	2,646,620	3,598
	Metcash Ltd.	834,247	3,576
	James Hardie Industries SE	474,325	3,569
	Bendigo and Adelaide Bank Ltd.	398,483	3,505
	Boral Ltd.	794,649	3,407
	Ramsay Health Care Ltd.	142,453	2,872
*	Echo Entertainment Group Ltd.	746,186	2,864
	Sims Metal Management Ltd.	176,374	2,829
*,^	Lynas Corp. Ltd.	1,855,970	2,608
	TABCORP Holdings Ltd.	742,694	2,294
	Caltex Australia Ltd.	147,727	1,995
*	Qantas Airways Ltd.	1,190,053	1,989
^	Fairfax Media Ltd.	2,398,152	1,884
	SP AusNet	1,532,399	1,570
^	Harvey Norman Holdings Ltd.	563,099	1,231
	OneSteel Ltd.	1,424,264	1,119
	Sydney Airport	393,976	1,117
			960,681
Austria (0.3%)
	OMV AG	177,463	5,823
^	Erste Group Bank AG	204,921	4,515
	Telekom Austria AG	360,222	4,203
	Voestalpine AG	118,996	3,911
	IMMOFINANZ AG	1,019,294	3,283
	Verbund AG	74,280	2,019
^	Raiffeisen Bank International AG	52,462	1,791
	Vienna Insurance Group AG Wiener Versicherung Gruppe	41,351	1,786
			27,331
Belgium (0.9%)
	Anheuser-Busch InBev NV	869,178	52,847
^	Solvay SA Class A	64,298	6,363
	Groupe Bruxelles Lambert SA	87,494	6,343
	Delhaize Group SA	110,463	6,022
	Umicore SA	123,609	5,758
	Belgacom SA	164,956	5,155
	Ageas	2,399,907	5,002
	UCB SA	109,372	4,455
	KBC Groep NV	175,034	3,337
	Colruyt SA	82,144	3,111
^	NV Bekaert SA	41,231	1,682
	Mobistar SA	32,532	1,629
			101,704
Denmark (1.0%)
	Novo Nordisk A/S Class B	460,416	54,711
	AP Moeller - Maersk A/S Class B	1,427	10,523
*	Danske Bank A/S	704,066	10,262
	Carlsberg A/S Class B	116,014	8,843
	Novozymes A/S	250,055	7,055
	DSV A/S	221,213	4,529
	AP Moeller - Maersk A/S Class A	596	4,190
	Coloplast A/S Class B	24,690	3,645
	TDC A/S	402,692	3,144
*,^	Vestas Wind Systems A/S	221,365	2,498
*,^	William Demant Holding A/S	25,000	2,072

Tryg A/S	26,809	1,458
		112,930
Finland (0.9%)
Nokia Oyj	4,052,682	20,355
Sampo Oyj	453,724	11,960
Fortum Oyj	481,742	10,593
Kone Oyj Class B	168,465	9,196
UPM-Kymmene Oyj	569,324	7,320
Wartsila OYJ Abp	181,815	6,145
Metso Oyj	138,502	6,059
Stora Enso Oyj	626,554	4,474
Nokian Renkaat Oyj	119,321	4,272
Elisa Oyj	153,342	3,229
Kesko Oyj Class B	72,554	2,564
Orion Oyj Class B	104,075	2,022
Pohjola Bank plc Class A	151,401	1,617
Neste Oil Oyj	140,337	1,578
^ Sanoma Oyj	87,002	1,176
		92,560
France (9.1%)
Total SA	2,298,128	121,806
Sanofi	1,240,834	92,000
LVMH Moet Hennessy Louis Vuitton SA	275,121	44,571
BNP Paribas SA	1,046,062	44,494
Danone	632,253	39,114
Air Liquide SA	307,163	38,766
GDF Suez	1,340,564	36,497
Schneider Electric SA	529,999	33,000
France Telecom SA	2,007,504	30,179
AXA SA	1,884,224	28,691
Vivendi SA	1,350,122	28,325
L'Oreal SA	260,275	27,725
Vinci SA	488,508	22,729
Pernod-Ricard SA	214,834	20,666
Cie de St-Gobain	434,577	19,409
Unibail-Rodamco SE	99,445	19,136
ArcelorMittal	928,860	19,082
Societe Generale SA	713,664	19,079
Cie Generale d'Optique Essilor International SA	217,420	15,948
European Aeronautic Defence and Space Co. NV	443,192	14,901
Carrefour SA	624,245	14,292
Cie Generale des Etablissements Michelin Class B	194,508	13,346
PPR	82,224	12,984
Technip SA	107,614	10,138
Lafarge SA	218,068	8,923
Renault SA	208,464	8,918
Alstom SA	223,576	8,563
Legrand SA	242,704	8,380
Christian Dior SA	59,125	8,380
Vallourec SA	122,692	8,305
Publicis Groupe SA	156,003	7,863
SES SA	325,016	7,687
Sodexo	102,247	7,596
Credit Agricole SA	1,083,602	6,696
Bouygues SA	204,883	6,399
EDF SA	262,344	6,058

Cap Gemini SA	160,478	5,867
Safran SA	180,900	5,643
Dassault Systemes SA	65,538	5,440
Casino Guichard Perrachon SA	59,828	5,331
Accor SA	159,832	4,869
Arkema SA	59,944	4,859
Groupe Eurotunnel SA	584,336	4,823
SCOR SE	187,456	4,722
STMicroelectronics NV	690,685	4,610
Veolia Environnement SA	394,247	4,491
* Alcatel-Lucent	2,513,571	4,438
* Cie Generale de Geophysique - Veritas	156,458	4,379
Bureau Veritas SA	59,252	4,348
Edenred	171,421	4,170
Eutelsat Communications SA	107,378	3,989
Suez Environnement Co.	303,461	3,888
Thales SA	109,713	3,760
Lagardere SCA	128,055	3,649
Klepierre	113,223	3,406
Natixis	1,002,915	3,089
Peugeot SA	165,000	3,053
Aeroports de Paris	37,581	2,778
Societe BIC SA	30,836	2,749
AtoS	52,954	2,666
Wendel SA	35,288	2,631
Neopost SA	35,726	2,526
Iliad SA	20,761	2,511
Gecina SA	23,785	2,275
CNP Assurances	161,093	2,173
ICADE	25,284	2,063
Imerys SA	36,410	2,033
Fonciere Des Regions	29,962	1,982
* JCDecaux SA	71,158	1,809
Eurazeo	33,741	1,472
Societe Television Francaise 1	124,728	1,376
Eiffage SA	43,737	1,344
		985,858
Germany (8.2%)
^ Siemens AG	890,790	84,124
BASF SE	994,396	76,708
Bayer AG	895,303	62,893
SAP AG	996,178	60,231
Allianz SE	492,071	54,245
Daimler AG	899,396	49,919
Deutsche Bank AG	1,006,339	42,879
E.ON AG	1,949,777	41,837
Deutsche Telekom AG	3,041,074	34,262
Bayerische Motoren Werke AG	358,474	30,762
Linde AG	184,877	29,400
Volkswagen AG Prior Pfd.	156,581	27,831
Muenchener Rueckversicherungs AG	194,142	25,318
RWE AG	529,456	20,333
Adidas AG	226,242	16,347
Fresenius Medical Care AG & Co. KGaA	225,824	16,145
Deutsche Post AG	914,890	15,256
Fresenius SE & Co. KGaA	122,851	12,489
* Deutsche Boerse AG	210,652	12,440

ThyssenKrupp AG	417,777	11,909
Henkel AG & Co. KGaA Prior Pfd.	192,437	11,890
Infineon Technologies AG	1,176,600	10,782
Porsche Automobil Holding SE Prior Pfd.	165,644	10,200
* Commerzbank AG	3,881,844	9,332
K&S AG	186,393	8,911
HeidelbergCement AG	152,507	7,525
Henkel AG & Co. KGaA	140,875	7,333
Merck KGaA	70,082	7,323
MAN SE	68,798	7,258
* Continental AG	86,760	6,957
Beiersdorf AG	109,316	6,575
GEA Group AG	189,265	6,098
Lanxess AG	90,176	5,896
Metro AG	140,600	5,427
Volkswagen AG	31,998	5,190
* Kabel Deutschland Holding AG	97,607	5,099
Daimler AG	81,276	4,512
* QIAGEN NV	251,904	4,115
Brenntag AG	36,299	3,805
Hannover Rueckversicherung AG	65,351	3,482
Deutsche Lufthansa AG	248,572	3,452
Bayerische Motoren Werke AG Prior Pfd.	56,606	3,232
Hochtief AG	45,929	2,970
Salzgitter AG	42,428	2,543
Fraport AG Frankfurt Airport Services Worldwide	39,845	2,394
United Internet AG	116,588	2,183
Suedzucker AG	71,914	2,129
Axel Springer AG	42,919	2,016
ProSiebenSat.1 Media AG Prior Pfd.	82,126	1,934
Celesio AG	90,493	1,747
^ Wacker Chemie AG	17,163	1,578
RWE AG Prior Pfd.	42,590	1,523
		890,739
Greece (0.1%)
Coca Cola Hellenic Bottling Co. SA	200,092	3,710
* National Bank of Greece SA	1,028,909	3,694
OPAP SA	240,307	2,460
Hellenic Telecommunications Organization SA	245,213	907
Hellenic Telecommunications Organization SA ADR	36,942	70
		10,841
Hong Kong (2.9%)
AIA Group Ltd.	9,127,959	30,439
Hutchison Whampoa Ltd.	2,308,511	21,913
Sun Hung Kai Properties Ltd.	1,531,119	21,184
Cheung Kong Holdings Ltd.	1,504,256	20,231
Hong Kong Exchanges and Clearing Ltd.	1,108,893	19,217
CLP Holdings Ltd.	2,082,379	17,039
Li & Fung Ltd.	6,131,313	13,352
Hong Kong & China Gas Co. Ltd.	5,121,155	12,149
Power Assets Holdings Ltd.	1,497,726	10,806
Hang Seng Bank Ltd.	827,434	10,665
BOC Hong Kong Holdings Ltd.	4,004,232	10,559
Wharf Holdings Ltd.	1,642,464	9,336
Hang Lung Properties Ltd.	2,667,688	9,160
Link REIT	2,439,480	8,881

*	Sands China Ltd.	2,618,736	8,823
	Swire Pacific Ltd. Class A	785,529	8,730
^	Bank of East Asia Ltd.	1,674,442	6,822
	Hang Lung Group Ltd.	951,495	6,048
	Henderson Land Development Co. Ltd.	1,029,088	5,577
	Sino Land Co. Ltd.	3,150,384	5,248
	MTR Corp.	1,569,242	5,225
	Wynn Macau Ltd.	1,690,809	4,318
	New World Development Co. Ltd.	3,900,117	4,267
	SJM Holdings Ltd.	1,796,274	3,204
	Wheelock & Co. Ltd.	991,846	3,165
	Shangri-La Asia Ltd.	1,515,940	3,146
	Kerry Properties Ltd.	779,659	2,993
	Cheung Kong Infrastructure Holdings Ltd.	509,741	2,897
*,^,
2 Galaxy Entertainment Group Ltd.		1,333,633	2,892
^	ASM Pacific Technology Ltd.	214,807	2,764
	Hysan Development Co. Ltd.	682,515	2,681
	First Pacific Co. Ltd.	2,306,073	2,636
	Cathay Pacific Airways Ltd.	1,279,766	2,531
	Yue Yuen Industrial Holdings Ltd.	804,884	2,462
	NWS Holdings Ltd.	1,477,184	2,392
	Wing Hang Bank Ltd.	190,736	1,755
*	Foxconn International Holdings Ltd.	2,316,708	1,593
	Hopewell Holdings Ltd.	606,340	1,583
	Lifestyle International Holdings Ltd.	642,355	1,503
	PCCW Ltd.	4,270,895	1,348
	Orient Overseas International Ltd.	237,556	1,237
*	HKT Trust / HKT Ltd.	92,845	60
			312,831
Ireland (0.3%)
	CRH plc	774,872	15,397
*	Elan Corp. plc	535,148	7,263
	Kerry Group plc Class A	149,433	5,495
*	Ryanair Holdings plc ADR	35,613	1,194
	WPP plc ADR	19,480	1,142
*	Ryanair Holdings plc	64,728	356
			30,847
Israel (0.7%)
	Teva Pharmaceutical Industries Ltd.	1,018,172	45,970
	Israel Chemicals Ltd.	481,853	5,029
	Bank Leumi Le-Israel BM	1,278,467	4,153
	Bank Hapoalim BM	1,148,347	3,988
	Bezeq The Israeli Telecommunication Corp. Ltd.	1,909,533	3,299
*	NICE Systems Ltd.	64,962	2,330
	Israel Corp. Ltd.	2,540	1,539
*	Israel Discount Bank Ltd. Class A	840,926	1,206
	Mizrahi Tefahot Bank Ltd.	134,081	1,169
	Elbit Systems Ltd.	25,811	1,074
	Delek Group Ltd.	4,828	1,025
	Cellcom Israel Ltd. (Registered)	58,990	856
	Partner Communications Co. Ltd.	91,538	754
			72,392
Italy (2.4%)
	ENI SPA	2,601,865	57,650
	Enel SPA	7,126,574	29,189

UniCredit SPA	4,379,959	21,846
Intesa Sanpaolo SPA (Registered)	10,902,206	20,882
Assicurazioni Generali SPA	1,263,418	19,747
Saipem SPA	286,095	13,421
Telecom Italia SPA (Registered)	10,185,971	10,380
Tenaris SA	510,810	10,038
* Fiat Industrial SPA	829,247	8,149
Snam Rete Gas SPA	1,742,859	7,857
Telecom Italia SPA (Bearer)	6,535,168	5,500
Atlantia SPA	341,774	5,326
^ Fiat SPA	828,781	4,988
Terna Rete Elettrica Nazionale SPA	1,307,908	4,794
Luxottica Group SPA	126,639	4,165
Unione di Banche Italiane SCPA	880,014	4,051
Enel Green Power SPA	1,898,290	3,784
Prysmian SPA	220,868	3,325
Mediobanca SPA	560,424	3,300
Banco Popolare SC	1,912,667	2,894
Pirelli & C SPA	257,974	2,391
Mediaset SPA	775,243	2,296
Banca Monte dei Paschi di Siena SPA	5,301,665	2,018
^ Finmeccanica SPA	443,165	2,000
Exor SPA	68,295	1,579
Intesa Sanpaolo SPA (Bearer)	1,023,997	1,534
^ Banca Carige SPA	695,480	1,376
Autogrill SPA	121,148	1,330
A2A SPA	1,159,907	1,106
		256,916
Japan (21.4%)
Toyota Motor Corp.	2,986,514	110,150
Mitsubishi UFJ Financial Group Inc.	13,792,123	63,725
Honda Motor Co. Ltd.	1,765,164	60,919
Canon Inc.	1,227,517	52,692
Sumitomo Mitsui Financial Group Inc.	1,454,547	46,517
Mizuho Financial Group Inc.	24,694,272	37,397
Takeda Pharmaceutical Co. Ltd.	855,039	37,173
FANUC Corp.	207,511	34,938
Mitsubishi Corp.	1,521,757	34,800
Mitsui & Co. Ltd.	1,881,472	31,984
NTT DoCoMo Inc.	16,543	29,417
Komatsu Ltd.	1,027,311	28,971
Hitachi Ltd.	4,894,366	27,227
Softbank Corp.	959,595	26,817
Nippon Telegraph & Telephone Corp.	517,626	25,967
Nissan Motor Co. Ltd.	2,691,567	25,498
Japan Tobacco Inc.	4,873	24,063
East Japan Railway Co.	368,054	23,888
Shin-Etsu Chemical Co. Ltd.	444,298	23,137
Seven & I Holdings Co. Ltd.	815,552	23,019
Mitsubishi Estate Co. Ltd.	1,355,431	21,697
KDDI Corp.	3,156	20,042
Sony Corp.	1,087,076	19,876
Astellas Pharma Inc.	481,083	19,768
Tokio Marine Holdings Inc.	783,382	19,666
Panasonic Corp.	2,388,696	19,338
Mitsubishi Electric Corp.	2,092,094	18,836
Toshiba Corp.	4,355,989	18,527

ITOCHU Corp.	1,629,408	17,743
Sumitomo Corp.	1,217,378	17,547
Inpex Corp.	2,373	16,235
Bridgestone Corp.	703,416	16,095
Denso Corp.	525,969	15,666
Mitsubishi Heavy Industries Ltd.	3,283,313	15,071
Kao Corp.	569,070	15,001
Mitsui Fudosan Co. Ltd.	906,097	14,953
JX Holdings Inc.	2,428,964	14,730
Nintendo Co. Ltd.	107,285	14,570
Nomura Holdings Inc.	3,924,855	14,470
Kyocera Corp.	165,463	14,138
Central Japan Railway Co.	1,628	14,015
Daiichi Sankyo Co. Ltd.	728,013	13,899
Chubu Electric Power Co. Inc.	737,791	13,592
Nippon Steel Corp.	5,521,898	13,577
Kansai Electric Power Co. Inc.	811,513	13,091
MS&AD Insurance Group Holdings	615,803	12,657
Murata Manufacturing Co. Ltd.	219,108	12,541
Marubeni Corp.	1,787,597	12,363
Tokyo Gas Co. Ltd.	2,668,940	12,348
Toray Industries Inc.	1,586,524	11,947
FUJIFILM Holdings Corp.	500,567	11,894
Fast Retailing Co. Ltd.	57,487	11,458
Kubota Corp.	1,254,838	11,348
Nidec Corp.	118,003	11,305
Eisai Co. Ltd.	272,341	11,289
Keyence Corp.	44,877	11,224
Kirin Holdings Co. Ltd.	889,165	10,941
Fujitsu Ltd.	2,020,531	10,815
Secom Co. Ltd.	227,708	10,669
ORIX Corp.	113,305	10,619
Tokyo Electron Ltd.	186,096	10,608
Sumitomo Mitsui Trust Holdings Inc.	3,378,820	10,600
Dai-ichi Life Insurance Co. Ltd.	9,738	10,223
SMC Corp.	58,455	10,154
Hoya Corp.	470,663	10,005
Sumitomo Electric Industries Ltd.	816,253	9,862
Sharp Corp.	1,084,082	9,350
Asahi Group Holdings Ltd.	418,683	9,281
Resona Holdings Inc.	2,040,663	9,121
Nikon Corp.	369,522	9,061
Asahi Glass Co. Ltd.	1,094,091	8,925
JFE Holdings Inc.	498,757	8,910
NKSJ Holdings Inc.	404,434	8,831
Terumo Corp.	182,990	8,788
Ajinomoto Co. Inc.	721,572	8,733
Asahi Kasei Corp.	1,369,137	8,690
Aeon Co. Ltd.	649,606	8,579
Suzuki Motor Corp.	365,082	8,344
Mitsubishi Chemical Holdings Corp.	1,470,273	8,275
Sumitomo Metal Mining Co. Ltd.	568,152	8,205
Osaka Gas Co. Ltd.	2,033,625	8,176
Rakuten Inc.	7,868	7,964
West Japan Railway Co.	184,403	7,836
Otsuka Holdings Co. Ltd.	272,261	7,720
Daito Trust Construction Co. Ltd.	78,739	7,435

Daikin Industries Ltd.	254,306	7,390
Sumitomo Realty & Development Co. Ltd.	386,449	7,365
Shiseido Co. Ltd.	390,429	7,187
Yamato Holdings Co. Ltd.	431,439	7,152
^ Kintetsu Corp.	1,764,263	7,106
Sumitomo Chemical Co. Ltd.	1,707,637	6,892
Odakyu Electric Railway Co. Ltd.	680,272	6,763
Daiwa House Industry Co. Ltd.	521,050	6,591
Aisin Seiki Co. Ltd.	207,979	6,584
Dentsu Inc.	196,251	6,565
Isuzu Motors Ltd.	1,289,369	6,548
Sumitomo Metal Industries Ltd.	3,648,511	6,530
Dai Nippon Printing Co. Ltd.	605,247	6,527
Shizuoka Bank Ltd.	632,376	6,506
Daiwa Securities Group Inc.	1,804,647	6,502
Unicharm Corp.	123,601	6,502
T&D Holdings Inc.	628,317	6,407
Nitto Denko Corp.	179,225	6,378
TDK Corp.	133,526	6,377
Kyushu Electric Power Co. Inc.	437,171	6,289
JGC Corp.	224,376	6,207
Bank of Yokohama Ltd.	1,329,859	6,176
Ricoh Co. Ltd.	723,384	6,114
Tokyu Corp.	1,234,994	6,085
JS Group Corp.	288,784	5,983
Nippon Building Fund Inc.	660	5,931
Chugoku Electric Power Co. Inc.	322,076	5,899
Sekisui House Ltd.	621,918	5,848
Tobu Railway Co. Ltd.	1,109,817	5,820
Oriental Land Co. Ltd.	53,997	5,746
Shikoku Electric Power Co. Inc.	198,029	5,744
Yamada Denki Co. Ltd.	89,121	5,702
* NEC Corp.	2,827,573	5,659
Toyota Industries Corp.	194,490	5,593
Kuraray Co. Ltd.	374,189	5,450
Rohm Co. Ltd.	104,723	5,190
Chiba Bank Ltd.	820,553	5,106
* Mitsubishi Motors Corp.	4,206,277	5,092
Ono Pharmaceutical Co. Ltd.	89,544	5,056
Sega Sammy Holdings Inc.	231,140	5,027
Toppan Printing Co. Ltd.	603,413	4,837
Yahoo Japan Corp.	15,774	4,827
OJI Paper Co. Ltd.	925,869	4,767
Mitsui OSK Lines Ltd.	1,244,342	4,715
Keikyu Corp.	509,767	4,683
Keio Corp.	628,565	4,639
Tohoku Electric Power Co. Inc.	491,119	4,631
Makita Corp.	121,675	4,605
Isetan Mitsukoshi Holdings Ltd.	406,846	4,592
Kawasaki Heavy Industries Ltd.	1,542,021	4,547
NTT Data Corp.	1,359	4,467
Kobe Steel Ltd.	2,705,410	4,450
Omron Corp.	220,542	4,447
Japan Real Estate Investment Corp.	502	4,397
Toyota Tsusho Corp.	230,477	4,378
* Tokyo Electric Power Co. Inc.	1,571,001	4,330
Shionogi & Co. Ltd.	323,828	4,328

Fuji Heavy Industries Ltd.	633,005	4,313
^ Nippon Yusen KK	1,661,332	4,221
Sekisui Chemical Co. Ltd.	469,162	4,119
Shimano Inc.	81,532	4,034
Yamaha Motor Co. Ltd.	303,595	4,030
Daihatsu Motor Co. Ltd.	207,097	4,007
JSR Corp.	194,479	3,992
Lawson Inc.	65,369	3,978
^ Olympus Corp.	235,365	3,977
Chugai Pharmaceutical Co. Ltd.	242,946	3,870
Sumitomo Heavy Industries Ltd.	595,097	3,820
Mitsubishi Materials Corp.	1,214,685	3,803
Konica Minolta Holdings Inc.	519,642	3,790
IHI Corp.	1,432,200	3,771
Nippon Electric Glass Co. Ltd.	429,160	3,742
Nippon Express Co. Ltd.	923,823	3,707
Nitori Holdings Co. Ltd.	40,050	3,683
Trend Micro Inc.	114,286	3,635
Fukuoka Financial Group Inc.	841,999	3,603
Showa Denko KK	1,623,988	3,550
Hokuriku Electric Power Co.	182,589	3,548
NSK Ltd.	475,543	3,543
NGK Insulators Ltd.	272,943	3,510
Brother Industries Ltd.	256,780	3,464
Kyowa Hakko Kirin Co. Ltd.	279,963	3,456
Benesse Holdings Inc.	73,598	3,430
Mitsubishi Tanabe Pharma Corp.	241,664	3,415
* Taisho Pharmaceutical Holdings Co. Ltd.	38,789	3,410
Obayashi Corp.	706,240	3,407
Electric Power Development Co. Ltd.	126,603	3,368
Kurita Water Industries Ltd.	122,500	3,337
Hirose Electric Co. Ltd.	34,515	3,322
Teijin Ltd.	1,018,381	3,309
Santen Pharmaceutical Co. Ltd.	80,545	3,307
Credit Saison Co. Ltd.	160,993	3,285
MEIJI Holdings Co. Ltd.	74,755	3,274
Yakult Honsha Co. Ltd.	104,931	3,224
Ube Industries Ltd.	1,093,972	3,152
Joyo Bank Ltd.	710,371	3,152
Sony Financial Holdings Inc.	188,818	3,148
Kajima Corp.	921,414	3,120
Taisei Corp.	1,114,616	3,088
Namco Bandai Holdings Inc.	212,185	3,026
Bank of Kyoto Ltd.	347,121	2,999
Japan Retail Fund Investment Corp.	2,037	2,961
Shimizu Corp.	641,339	2,933
TonenGeneral Sekiyu KK	306,212	2,923
^ Gree Inc.	99,845	2,898
Hisamitsu Pharmaceutical Co. Inc.	66,499	2,885
Sankyo Co. Ltd.	58,467	2,863
Toho Gas Co. Ltd.	440,149	2,857
THK Co. Ltd.	130,660	2,816
Hokkaido Electric Power Co. Inc.	196,352	2,801
FamilyMart Co. Ltd.	68,978	2,798
Mitsui Chemicals Inc.	877,653	2,781
Japan Steel Works Ltd.	342,706	2,776
* Mazda Motor Corp.	1,640,580	2,721

Dena Co. Ltd.	106,773	2,709
Hokuhoku Financial Group Inc.	1,350,622	2,705
Konami Corp.	101,278	2,685
Ibiden Co. Ltd.	130,856	2,671
Amada Co. Ltd.	383,910	2,661
Hachijuni Bank Ltd.	451,835	2,653
Mitsubishi UFJ Lease & Finance Co. Ltd.	63,148	2,649
^ All Nippon Airways Co. Ltd.	904,060	2,639
TOTO Ltd.	322,325	2,630
JTEKT Corp.	242,552	2,602
Hamamatsu Photonics KK	71,883	2,590
Idemitsu Kosan Co. Ltd.	23,866	2,587
Sysmex Corp.	78,132	2,585
J Front Retailing Co. Ltd.	518,787	2,561
Chugoku Bank Ltd.	187,142	2,558
Iyo Bank Ltd.	263,174	2,534
Hiroshima Bank Ltd.	537,480	2,531
Nomura Research Institute Ltd.	109,771	2,504
Nisshin Seifun Group Inc.	203,093	2,462
Shimamura Co. Ltd.	23,761	2,459
Rinnai Corp.	35,289	2,455
Toyo Seikan Kaisha Ltd.	164,430	2,438
Nissin Foods Holdings Co. Ltd.	63,658	2,426
Stanley Electric Co. Ltd.	157,505	2,421
Mitsubishi Gas Chemical Co. Inc.	422,314	2,389
Kamigumi Co. Ltd.	268,038	2,364
Toyo Suisan Kaisha Ltd.	95,837	2,363
Nippon Meat Packers Inc.	185,448	2,361
Sojitz Corp.	1,357,135	2,344
* Yokogawa Electric Corp.	233,439	2,310
^ Nippon Paper Group Inc.	107,141	2,302
USS Co. Ltd.	23,952	2,291
^ Hitachi Construction Machinery Co. Ltd.	115,000	2,279
Gunma Bank Ltd.	415,113	2,266
Miraca Holdings Inc.	60,235	2,260
Keisei Electric Railway Co. Ltd.	298,764	2,255
Kansai Paint Co. Ltd.	236,812	2,240
Takashimaya Co. Ltd.	287,069	2,236
^ GS Yuasa Corp.	377,476	2,231
Shimadzu Corp.	253,766	2,217
Suzuken Co. Ltd.	75,653	2,212
Yamaguchi Financial Group Inc.	229,081	2,198
Sumitomo Rubber Industries Ltd.	183,010	2,184
Nabtesco Corp.	102,144	2,178
^ Sanrio Co. Ltd.	48,260	2,166
Nishi-Nippon City Bank Ltd.	724,247	2,127
NTN Corp.	512,775	2,116
Toho Co. Ltd.	121,213	2,111
Air Water Inc.	159,713	2,107
NGK Spark Plug Co. Ltd.	170,036	2,103
NOK Corp.	111,128	2,082
Denki Kagaku Kogyo KK	520,910	2,061
Yaskawa Electric Corp.	233,095	2,060
Hitachi Metals Ltd.	179,048	2,059
Dainippon Sumitomo Pharma Co. Ltd.	173,861	2,010
Hitachi Chemical Co. Ltd.	113,328	2,001
Taiyo Nippon Sanso Corp.	284,925	1,991

	Daicel Corp.	316,078	1,988
	Daido Steel Co. Ltd.	301,831	1,981
	Kikkoman Corp.	168,749	1,961
	Nippon Sheet Glass Co. Ltd.	967,783	1,957
	Chiyoda Corp.	167,312	1,956
	Tsumura & Co.	65,274	1,949
	Marui Group Co. Ltd.	241,938	1,948
	McDonald's Holdings Co. Japan Ltd.	71,507	1,946
	Tokyu Land Corp.	463,646	1,932
	Jupiter Telecommunications Co. Ltd.	1,865	1,860
	Asics Corp.	162,856	1,851
	Advantest Corp.	160,820	1,851
	Cosmo Oil Co. Ltd.	633,744	1,847
	SBI Holdings Inc.	24,370	1,843
	Alfresa Holdings Corp.	41,851	1,837
	Furukawa Electric Co. Ltd.	678,843	1,813
	Seiko Epson Corp.	139,795	1,784
	Hino Motors Ltd.	276,561	1,780
	Aozora Bank Ltd.	631,189	1,760
	Japan Prime Realty Investment Corp.	732	1,752
	Citizen Holdings Co. Ltd.	287,482	1,748
	Aeon Mall Co. Ltd.	78,608	1,745
	MediPal Holdings Corp.	159,036	1,736
	Suruga Bank Ltd.	194,137	1,730
	Yamazaki Baking Co. Ltd.	129,247	1,714
	Shinsei Bank Ltd.	1,500,596	1,696
	Koito Manufacturing Co. Ltd.	104,888	1,695
	Kaneka Corp.	298,971	1,676
	Ushio Inc.	112,082	1,638
	Fuji Electric Co. Ltd.	607,299	1,609
	Nomura Real Estate Holdings Inc.	102,335	1,593
	Nomura Real Estate Office Fund Inc. Class A	296	1,588
	Yamaha Corp.	172,118	1,587
	Hakuhodo DY Holdings Inc.	25,275	1,554
	Tosoh Corp.	543,569	1,537
	NHK Spring Co. Ltd.	158,362	1,523
	Casio Computer Co. Ltd.	258,495	1,521
	Kawasaki Kisen Kaisha Ltd.	791,020	1,501
	Hitachi High-Technologies Corp.	66,579	1,464
	Oracle Corp. Japan	41,075	1,439
	Yamato Kogyo Co. Ltd.	44,793	1,411
	Mitsubishi Logistics Corp.	122,099	1,411
	Itochu Techno-Solutions Corp.	30,124	1,398
	Japan Petroleum Exploration Co.	31,291	1,388
	Showa Shell Sekiyu KK	201,356	1,383
	Square Enix Holdings Co. Ltd.	67,818	1,370
	Seven Bank Ltd.	645,881	1,360
	Aeon Credit Service Co. Ltd.	83,922	1,288
	Kinden Corp.	141,802	1,244
	Otsuka Corp.	16,855	1,210
*,^ Elpida Memory Inc.		278,078	1,181
	Maruichi Steel Tube Ltd.	49,808	1,164
	Toyoda Gosei Co. Ltd.	71,062	1,159
	Nisshin Steel Co. Ltd.	746,173	1,159
	Coca-Cola West Co. Ltd.	66,303	1,142
	Mabuchi Motor Co. Ltd.	25,451	1,094
*	Sumco Corp.	122,193	1,048

ABC-Mart Inc.	28,175	1,009
NTT Urban Development Corp.	1,236	907
Toyota Boshoku Corp.	72,337	783
		2,324,905
Netherlands (2.4%)
Unilever NV	1,763,643	58,775
* ING Groep NV	4,146,871	37,835
Koninklijke Philips Electronics NV	1,091,913	22,117
ASML Holding NV	458,111	19,694
Koninklijke KPN NV	1,597,898	17,535
Koninklijke Ahold NV	1,256,462	16,673
Akzo Nobel NV	250,338	13,063
Heineken NV	280,072	12,965
* Aegon NV	1,863,085	9,051
Reed Elsevier NV	744,245	8,882
Koninklijke DSM NV	167,245	8,596
Wolters Kluwer NV	327,142	5,943
Heineken Holding NV	124,941	5,056
Fugro NV	74,965	4,942
Randstad Holding NV	129,792	4,433
Koninklijke Vopak NV	76,560	4,169
TNT Express NV	382,919	3,216
SBM Offshore NV	185,632	3,154
Corio NV	65,063	3,032
Koninklijke Boskalis Westminster NV	76,949	2,988
Delta Lloyd NV	111,613	2,046
ASML Holding NV	8,519	366
* Aegon NV	860	4
		264,535
New Zealand (0.1%)
Fletcher Building Ltd.	736,017	3,959
Telecom Corp. of New Zealand Ltd.	2,087,703	3,641
Auckland International Airport Ltd.	990,766	2,005
Sky City Entertainment Group Ltd.	622,566	1,811
Contact Energy Ltd.	373,504	1,473
		12,889
Norway (0.9%)
Statoil ASA	1,208,298	30,422
Seadrill Ltd.	354,904	13,215
Telenor ASA	784,893	12,802
DNB ASA	1,057,520	11,157
Yara International ASA	203,214	8,195
Orkla ASA	836,894	6,790
* Subsea 7 SA	305,207	6,187
Norsk Hydro ASA	1,009,198	5,342
Gjensidige Forsikring ASA	216,905	2,507
Aker Solutions ASA	178,645	2,198
		98,815
Portugal (0.2%)
EDP - Energias de Portugal SA	2,069,801	6,042
Galp Energia SGPS SA Class B	250,944	4,052
* Jeronimo Martins SGPS SA	238,942	3,992
Portugal Telecom SGPS SA	729,376	3,626
Cimpor Cimentos de Portugal SGPS SA	215,620	1,454
* EDP Renovaveis SA	234,186	1,349

^ Banco Espirito Santo SA	785,943	1,301
		21,816
Singapore (1.8%)
Singapore Telecommunications Ltd.	8,625,557	21,244
DBS Group Holdings Ltd.	1,902,271	20,417
Oversea-Chinese Banking Corp. Ltd.	2,751,799	18,750
United Overseas Bank Ltd.	1,361,420	18,688
Keppel Corp. Ltd.	1,542,039	13,271
Wilmar International Ltd.	2,082,248	8,835
* Genting Singapore plc	6,611,525	8,535
CapitaLand Ltd.	2,780,414	5,797
Fraser and Neave Ltd.	995,198	5,365
Singapore Airlines Ltd.	586,515	5,165
Singapore Press Holdings Ltd.	1,662,743	4,900
Singapore Exchange Ltd.	922,572	4,753
Jardine Cycle & Carriage Ltd.	115,702	4,713
Noble Group Ltd.	4,178,007	4,460
Hutchison Port Holdings Trust	5,666,218	4,242
City Developments Ltd.	538,877	4,215
Golden Agri-Resources Ltd.	7,194,087	4,190
SembCorp Industries Ltd.	1,069,457	4,045
Singapore Technologies Engineering Ltd.	1,645,839	3,851
SembCorp Marine Ltd.	904,360	3,555
Olam International Ltd.	1,589,476	3,270
CapitaMall Trust	2,346,372	3,183
* Global Logistic Properties Ltd.	1,999,903	3,159
Ascendas Real Estate Investment Trust	1,921,078	2,845
ComfortDelGro Corp. Ltd.	2,040,326	2,404
Yangzijiang Shipbuilding Holdings Ltd.	2,096,364	1,834
UOL Group Ltd.	501,411	1,830
Keppel Land Ltd.	795,565	1,795
CapitaMalls Asia Ltd.	1,488,147	1,563
StarHub Ltd.	637,945	1,434
Neptune Orient Lines Ltd.	992,682	1,024
^ Cosco Corp. Singapore Ltd.	1,064,480	995
* Golden Agri-Resources Ltd. Warrants Exp. 07/23/2012	296,075	44
		194,371
Spain (3.1%)
Telefonica SA	4,382,040	76,477
Banco Santander SA	9,163,147	71,555
Banco Bilbao Vizcaya Argentaria SA	4,962,454	43,542
Iberdrola SA	4,138,906	24,449
Repsol YPF SA	858,979	23,686
Inditex SA	236,069	20,629
Abertis Infraestructuras SA	420,780	7,102
Gas Natural SDG SA	376,411	6,169
Amadeus IT Holding SA	339,769	5,829
Banco de Sabadell SA	1,575,268	5,825
Red Electrica Corp. SA	117,354	5,404
ACS Actividades de Construccion y Servicios SA	153,550	4,745
Ferrovial SA	397,721	4,660
Banco Popular Espanol SA	1,062,623	4,577
* Bankia SA	939,467	4,262
CaixaBank	818,114	4,117
Enagas SA	194,197	3,894
* Distribuidora Internacional de Alimentacion SA	626,440	2,900

*	International Consolidated Airlines Group SA	1,006,049	2,806
	Mapfre SA	829,965	2,764
*,^ Grifols SA		148,692	2,718
	Zardoya Otis SA	159,158	2,273
	Acciona SA	27,566	2,217
	Bankinter SA	229,448	1,543
^	Acerinox SA	108,369	1,540
	Indra Sistemas SA	104,166	1,374
^	Fomento de Construcciones y Contratas SA	55,135	1,297
	Telefonica SA ADR	65,067	1,133
			339,487
Sweden (3.1%)
	Hennes & Mauritz AB Class B	1,107,001	36,269
	Telefonaktiebolaget LM Ericsson Class B	3,260,594	30,344
	Nordea Bank AB	2,847,621	23,904
	Volvo AB Class B	1,502,569	19,505
	Atlas Copco AB Class A	726,310	17,319
	Sandvik AB	1,086,027	16,096
	Svenska Handelsbanken AB Class A	529,618	15,930
	TeliaSonera AB	2,340,747	15,605
	Swedbank AB Class A	874,505	12,587
	Svenska Cellulosa AB Class B	625,003	10,456
	SKF AB	423,466	10,033
	Investor AB Class B	492,964	9,998
	Skandinaviska Enskilda Banken AB Class A	1,525,824	9,617
	Assa Abloy AB Class B	340,725	9,271
	Atlas Copco AB Class B	423,201	8,969
	Millicom International Cellular SA	82,847	8,202
	Swedish Match AB	231,004	8,054
	Skanska AB Class B	433,724	7,594
	Alfa Laval AB	366,162	7,516
	Tele2 AB	343,815	6,575
	Scania AB Class B	347,023	5,995
	Getinge AB	217,049	5,905
*	Lundin Petroleum AB	241,336	5,450
	Boliden AB	296,370	5,084
	Electrolux AB Class B	260,614	4,788
	Hexagon AB Class B	274,578	4,752
	Kinnevik Investment AB Class B	222,982	4,670
	Securitas AB Class B	340,098	3,204
	Modern Times Group AB Class B	52,837	2,650
	Ratos AB	205,471	2,594
	Husqvarna AB	483,455	2,557
	Industrivarden AB	127,939	1,820
	SSAB AB Class A	170,537	1,793
	Holmen AB	57,536	1,669
			336,775
Switzerland (8.4%)
	Nestle SA	3,572,728	205,018
	Novartis AG	2,526,662	137,130
	Roche Holding AG	760,630	129,044
*	UBS AG	3,915,372	53,418
	ABB Ltd.	2,373,323	49,531
	Zurich Financial Services AG	157,678	37,948
	Credit Suisse Group AG	1,235,310	32,142
	Cie Financiere Richemont SA	565,158	32,121

Syngenta AG	102,423	31,103
Swiss Re AG	373,602	20,331
Transocean Ltd.	374,099	17,823
Holcim Ltd.	265,255	15,181
Swatch Group AG (Bearer)	33,335	14,104
2 Synthes Inc.	70,526	12,022
SGS SA	5,938	10,690
Swisscom AG	25,282	9,995
Julius Baer Group Ltd.	223,577	9,111
Geberit AG	42,460	8,788
Givaudan SA	9,013	8,432
Kuehne & Nagel International AG	58,563	7,378
Adecco SA	143,676	6,841
Schindler Holding AG (Bearer)	52,723	6,135
Sonova Holding AG	53,284	5,463
Actelion Ltd.	119,959	4,603
Sika AG	2,218	4,588
Lindt & Spruengli AG	122	4,175
Baloise Holding AG	51,468	3,952
Swatch Group AG (Registered)	47,110	3,469
Swiss Life Holding AG	33,039	3,285
Sulzer AG	26,012	3,267
Lonza Group AG	54,594	2,957
Aryzta AG	62,610	2,894
Lindt & Spruengli AG	973	2,813
GAM Holding AG	212,903	2,728
Schindler Holding AG (Registered)	23,429	2,727
Partners Group Holding AG	14,478	2,535
Pargesa Holding SA	29,304	2,058
Barry Callebaut AG	1,966	1,851
Straumann Holding AG	8,522	1,536
Aryzta AG	29,041	1,333
* UBS AG	24,848	338
		910,858
United Kingdom (22.8%)
HSBC Holdings plc	19,321,476	161,435
BP plc	20,508,678	154,280
Vodafone Group plc	52,474,236	141,533
GlaxoSmithKline plc	5,493,702	122,202
Royal Dutch Shell plc Class B	2,906,217	106,215
British American Tobacco plc	2,140,317	98,559
Rio Tinto plc	1,514,531	91,239
Royal Dutch Shell plc Class A	2,513,727	89,180
BG Group plc	3,670,050	82,697
BHP Billiton plc	2,286,644	76,871
AstraZeneca plc	1,454,985	70,077
Standard Chartered plc	2,575,809	62,253
Diageo plc	2,711,000	60,006
Anglo American plc	1,432,543	59,456
Royal Dutch Shell plc Class A	1,404,383	49,940
Unilever plc	1,389,558	44,907
TESCO plc	8,678,553	43,763
Barclays plc	12,539,501	42,046
Imperial Tobacco Group plc	1,097,072	39,289
SABMiller plc	1,031,975	39,225
National Grid plc	3,853,435	38,372
Xstrata plc	2,246,847	38,245

Reckitt Benckiser Group plc	670,388	35,714
Prudential plc	2,758,455	30,512
BT Group plc	8,415,984	27,075
Centrica plc	5,598,267	25,921
Rolls-Royce Holdings plc	2,026,406	23,531
* Lloyds Banking Group plc	44,627,481	21,582
Tullow Oil plc	978,116	21,484
Shire plc	608,574	20,203
SSE plc	1,013,621	19,557
Compass Group plc	2,052,316	19,075
BAE Systems plc	3,636,882	17,674
Aviva plc	3,096,464	17,077
Pearson plc	880,789	16,309
WPP plc	1,266,497	14,910
Experian plc	1,084,883	14,719
ARM Holdings plc	1,457,477	14,027
Old Mutual plc	5,973,998	13,772
British Sky Broadcasting Group plc	1,231,287	13,408
Legal & General Group plc	6,340,999	11,539
Randgold Resources Ltd.	98,784	11,248
Reed Elsevier plc	1,313,427	10,882
Wolseley plc	307,604	10,669
WM Morrison Supermarkets plc	2,363,561	10,663
Kingfisher plc	2,558,076	10,329
Burberry Group plc	474,276	10,051
Aggreko plc	287,847	9,522
Smith & Nephew plc	965,601	9,358
Land Securities Group plc	839,370	8,929
Marks & Spencer Group plc	1,715,862	8,852
International Power plc	1,653,524	8,752
Antofagasta plc	426,801	8,736
Standard Life plc	2,524,974	8,682
* Royal Bank of Scotland Group plc	19,268,844	8,085
Next plc	187,042	7,730
Johnson Matthey plc	232,814	7,544
Weir Group plc	229,186	7,081
British Land Co. plc	915,781	7,063
Associated British Foods plc	386,354	7,027
United Utilities Group plc	739,386	7,021
Vodafone Group plc ADR	255,762	6,929
* Cairn Energy plc	1,525,096	6,796
Resolution Ltd.	1,546,141	6,662
Sage Group plc	1,435,381	6,641
G4S plc	1,529,853	6,505
Petrofac Ltd.	281,278	6,469
Capita plc	665,126	6,454
Smiths Group plc	425,626	6,451
Intercontinental Hotels Group plc	314,815	6,420
RSA Insurance Group plc	3,822,566	6,390
Severn Trent plc	257,651	6,198
J Sainsbury plc	1,323,125	6,022
Carnival plc	198,687	5,943
^ Glencore International plc	900,886	5,857
Intertek Group plc	173,674	5,789
AMEC plc	360,101	5,713
Rexam plc	951,019	5,616
GKN plc	1,683,240	5,574

Fresnillo plc			194,441	5,328
Tate & Lyle plc			506,860	5,295
Whitbread plc			192,239	4,988
Bunzl plc			358,277	4,867
Meggitt plc			842,673	4,828
ITV plc			4,004,139	4,738
Hammerson plc			772,677	4,600
Babcock International Group plc			389,426	4,484
Serco Group plc			535,033	4,289
Kazakhmys plc			232,216	4,175
Man Group plc			2,044,492	3,738
Cobham plc			1,201,382	3,472
Investec plc			583,164	3,458
Admiral Group plc			219,981	3,268
Balfour Beatty plc			745,892	3,227
ICAP plc			605,149	3,207
Inmarsat plc			492,416	3,111
Capital Shopping Centres Group plc			605,754	3,090
3i Group plc			1,055,851	3,077
Eurasian Natural Resources Corp. plc			279,796	3,053
Lonmin plc			175,820	2,870
Invensys plc			884,299	2,824
Segro plc			804,404	2,790
Schroders plc			121,074	2,769
Vedanta Resources plc			128,267	2,425
London Stock Exchange Group plc			162,070	2,226
TUI Travel plc			536,083	1,619
* Essar Energy plc			359,155	734
				2,479,082
Total Common Stocks (Cost $10,152,242)				10,839,163
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (1.5%)[1]
Money Market Fund (1.5%)
[3,4] Vanguard Market Liquidity Fund	0.096%		158,933,071	158,933

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
5 Fannie Mae Discount Notes	0.020%	4/2/12	200	200
[5,6] Fannie Mae Discount Notes	0.040%	4/24/12	2,000	2,000
[6,7] Federal Home Loan Bank Discount Notes	0.030%	3/21/12	1,000	1,000
[5,6] Freddie Mac Discount Notes	0.040%	4/3/12	100	100
5 Freddie Mac Discount Notes	0.050%	4/4/12	100	100
				3,400
Total Temporary Cash Investments (Cost $162,333)				162,333
Total Investments (101.4%) (Cost $10,314,575)				11,001,496
Other Assets and Liabilities-Net (-1.4%)[3]				(151,642)
Net Assets (100%)				10,849,854

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $151,273,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.4%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, the aggregate value of these securities was $14,914,000, representing 0.1% of net assets.
3 Includes $158,933,000 of collateral received for securities on loan.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
6 Securities with a value of $3,100,000 have been segregated as initial margin for open futures contracts.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Developed Markets Index Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	15,689	10,823,474	—
Temporary Cash Investments	158,933	3,400	—
Futures Contracts—Assets[1]	17	—	—
Forward Currency Contracts—Assets	—	156	—
Total	174,639	10,827,030	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Developed Markets Index Fund

At January 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	March 2012	110	3,484	61
FTSE 100 Index	March 2012	31	2,761	(7)
Topix Index	March 2012	23	2,282	59
S&P ASX 200 Index	March 2012	13	1,460	12

Unrealized appreciation (depreciation) on open FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At January 31, 2012, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

				Contract Amount (000)
					Unrealized
					Appreciation
	Contract				(Depreciation)
Counterparty	Settlement Date		Receive	Deliver	($000)
UBS AG	03/21/12	EUR	2,132	USD 2,791	49
UBS AG	03/21/12	GBP	1,449	USD 2,286	48
UBS AG	03/13/12	JPY	165,408	USD 2,170	21
UBS AG	03/20/12	AUD	1,378	USD 1,457	38
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

E. At January 31, 2012, the cost of investment securities for tax purposes was $10,332,117,000. Net unrealized appreciation of investment securities for tax purposes was $669,379,000, consisting of unrealized gains of $1,618,972,000 on securities that had risen in value since their purchase and $949,593,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD STAR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD STAR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 21, 2012

VANGUARD STAR FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: March 21, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on November 28, 2011, see file Number 33-23444, Incorporated by Reference.